UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22613

Curian Variable Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado			80237
(Address of principal executive offices)			(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2013 – June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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IIS9331 07/13

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SEMIANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2013

Curian Variable Series Trust®

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the Elite Access and Elite Access (NY). Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

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Curian Variable Series Trust (Unaudited)

June 30, 2013

President’s Letter

Dear Fellow Investor,

Enclosed is the semiannual report for the Curian Variable Series Trust covering the six month period ended June 30, 2013.

During the first half of 2013, the U.S. economy continued to show moderate growth, while many global economies struggled.  In the U.S., job market gains, housing market improvements and strong U.S. equity markets propelled consumer confidence to levels not seen since 2007.  In contrast, Europe remained mired in recession and growth in China decelerated.

Domestic equity markets staged an impressive rally during the time period, supported by signs of continued improvement in the labor and housing markets.  Both the S&P 500® Index (“S&P 500”) and the Dow Jones Industrial Average (“DJIA”) surpassed their previous all-time highs during the first half of the year.  Despite losing ground in June due to fears that the U.S. Federal Reserve (“Fed”) may soon begin winding down its stimulus program, all three major U.S. stock indexes delivered double-digit returns during the first six months of 2013.  The S&P 500 gained 13.8%, while the DJIA gained 15.2% and the Nasdaq Composite Index (“Nasdaq”) gained 13.4%.

Non-U.S. equity markets produced mixed results during the time period. Investors in developed market equities responded positively to central bank stimulus programs in Japan and Europe.  In contrast, emerging markets lost ground due to a stronger U.S. dollar and concerns about slowing growth in China and a potential liquidity crisis among Chinese domestic banks.  The Morgan Stanley Capital International (“MSCI”) World Index and the MSCI EAFE returned 8.4% and 4.1%, respectively, while the MSCI Emerging Markets Index fell by 9.6%.

Turning to the fixed income markets, global bond markets, particularly those in the U.S., reacted negatively to comments from Fed Chairman Ben Bernanke outlining a plan to reduce the Fed’s bond-buying program.  U.S. Treasury yields increased sharply toward the end of the first half of 2013, with the yield on the 10-year U.S. Treasury reaching its highest level in nearly two years.  As a result, most fixed income sectors declined during the time period, with high yield bonds and preferred stocks the only bright spots, returning 1.4% and 1.5%, as measured by the Barclays U.S. Corporate High Yield Bond Index and S&P U.S. Preferred Stock Index, respectively.

Compared to the traditional investing markets of stocks and bonds, the performance of the alternatives market was more varied, with some sectors delivering positive returns while others struggled.  Owning alternative investments can be attractive because they frequently behave differently than traditional assets under the same market conditions.  For example, sluggish growth in the global economy, higher interest rates and a stronger U.S. dollar all weighed on the performance of alternative funds focused on commodities, such as oil and precious metals.  On the other hand, other alternative investments like listed private equity, real estate and event-driven strategies delivered positive returns during the time period, despite losing some ground during the second quarter due to increased equity market volatility and higher interest rates.

In summary, investors enjoyed solidly positive returns from most global equity markets during the first half of 2013 and benefitted significantly from having equity exposure, as fixed income returns were negative during the time period.

In April, ten funds and nine Guidance Portfolios were added to the Curian Variable Series Trust, which now consists of 49 investment options currently available within Jackson National Life Insurance Company’s variable annuity, Elite Access®.  The Curian Capital managed options include tactically managed funds, dynamic risk management funds and Guidance Portfolios that invest in funds managed by other well known investment managers, such as American Funds, Franklin Templeton and PIMCO.

At Curian, we provide access to exclusive institutional money managers and offer strategies that seek to respond appropriately to changing investment environments.  Thank you for choosing Curian for your investment needs.

Michael A. Bell

President and Chief Executive Officer

Curian Variable Series Trust

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2013

Curian Guidance - Interest Rate Opportunities Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	59.6%
Domestic Fixed Income	32.5
International Fixed Income	7.9
Total Investments	100.0%

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Curian/BlackRock Global Long Short Credit Fund (0.5%) (a)	145	$1,430
Curian/FAMCO Flex Core Covered Call Fund (0.7%) (a)	34	357
Curian Long Short Credit Fund (0.6%) (a)	148	1,431
Curian/UBS Global Long Short Income Opportunities Fund (0.2%) (a)	11	106
JNL/Brookfield Global Infrastructure Fund (0.1%) (a)	32	429
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (a)	44	572
JNL/Invesco Global Real Estate Fund (0.0%) (a)	57	573
JNL/PIMCO Real Return Fund (0.1%) (a)	121	1,431
JNL/PPM America Floating Rate Income Fund (0.1%) (a)	86	929
Total Investment Companies (cost $7,351)		7,258
Total Investments - 100.0% (cost $7,351)		7,258
Other Assets and Liabilities, Net - (0.0%)		(1)
Total Net Assets - 100.0%		$7,257

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Guidance - Multi-Strategy Income Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	42.0%
Global Fixed Income	31.0
Alternative	18.0
International Fixed Income	9.0
Total Investments	100.0%

INVESTMENT COMPANIES - 100.0%
Curian/BlackRock Global Long Short Credit Fund (0.1%) (a)	36	$354
Curian/FAMCO Flex Core Covered Call Fund (0.2%) (a)	11	118
Curian Long Short Credit Fund (0.1%) (a)	37	355
Curian/PIMCO Credit Income Fund (1.7%) (a)	104	1,064
JNL/Brookfield Global Infrastructure Fund (0.0%) (a)	9	118
JNL/Franklin Templeton Global Multisector Bond Fund (0.1%) (a)	70	827
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (a)	41	532
JNL/Invesco Global Real Estate Fund (0.0%) (a)	12	118
JNL/Neuberger Berman Strategic Income Fund (0.7%) (a)	97	1,004
JNL/PIMCO Real Return Fund (0.0%) (a)	30	354
JNL/PPM America Floating Rate Income Fund (0.1%) (a)	60	650
JNL/PPM America High Yield Bond Fund (0.0%) (a)	56	414
Total Investment Companies (cost $6,024)		5,908
Total Investments - 100.0% (cost $6,024)		5,908
Other Assets and Liabilities, Net - (0.0%)		(1)
Total Net Assets - 100.0%		$5,907

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Guidance - Equity Income Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	50.0%
Domestic Equity	50.0
Total Investments	100.0%

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (3.4%) (a)	983	$9,972
Curian/Epoch Global Shareholder Yield Fund (45.2%) (a)	1,008	11,620
Curian/FAMCO Flex Core Covered Call Fund (9.3%) (a)	465	4,968
Curian/The Boston Company Equity Income Fund (20.7%) (a)	397	4,964
JNL/Invesco Global Real Estate Fund (0.1%) (a)	167	1,663
Total Investment Companies (cost $31,683)		33,187
Total Investments - 100.0% (cost $31,683)		33,187
Other Assets and Liabilities, Net - (0.0%)		(12)
Total Net Assets - 100.0%		$33,175

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Curian Guidance - Conservative Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	49.9%
Alternative	25.1
Global Fixed Income	20.0
International Fixed Income	5.0
Total Investments	100.0%

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (2.5%) (a)	736	$7,465
Curian/FAMCO Flex Core Covered Call Fund (1.9%) (a)	93	994
Curian/PIMCO Credit Income Fund (20.4%) (a)	1,222	12,457
JNL/Franklin Templeton Global Multisector Bond Fund (0.4%) (a)	422	4,990

See accompanying Notes to Financial Statements.

	Shares	Value

JNL/Goldman Sachs Emerging Markets Debt Fund (0.3%) (a)	190	2,494
JNL/Invesco Global Real Estate Fund (0.3%) (a)	406	4,051
JNL/Neuberger Berman Strategic Income Fund (3.3%) (a)	482	4,976
JNL/PIMCO Real Return Fund (0.2%) (a)	421	4,984
JNL/PPM America Floating Rate Income Fund (0.2%) (a)	231	2,484
JNL/PPM America High Yield Bond Fund (0.2%) (a)	680	4,981
Total Investment Companies (cost $51,198)		49,876
Total Investments - 100.0% (cost $51,198)		49,876
Other Assets and Liabilities, Net - (0.0%)		(17)
Total Net Assets - 100.0%		$49,859

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Curian Guidance - Moderate Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	38.2%
Domestic Equity	19.3
Domestic Fixed Income	14.2
Global Fixed Income	12.2
International Equity	9.3
Emerging Markets Equity	4.1
International Fixed Income	2.7
Total Investments	100.0%

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (4.9%) (a)	1,418	$14,382
Curian/Ashmore Emerging Market Small Cap Equity Fund (4.8%) (a)	62	569
Curian/BlackRock Global Long Short Credit Fund (0.7%) (a)	193	1,897
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.7%) (a)	373	3,609
Curian/FAMCO Flex Core Covered Call Fund (3.1%) (a)	157	1,679
Curian/Franklin Templeton Frontier Markets Fund (0.5%) (a)	64	700
Curian/Franklin Templeton Natural Resources Fund (0.6%) (a)	85	716
Curian/Lazard International Strategic Equity Fund (24.1%) (a)	412	3,988
Curian Long Short Credit Fund (0.7%) (a)	173	1,668
Curian/Neuberger Berman Currency Fund (0.6%) (a)	147	1,468
Curian/Nicholas Convertible Arbitrage Fund (0.6%) (a)	115	1,207
Curian/PIMCO Credit Income Fund (11.7%) (a)	703	7,161
Curian/PineBridge Merger Arbitrage Fund (0.5%) (a)	120	1,213
Curian/Schroder Emerging Europe Fund (2.6%) (a)	54	498
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.6%) (a)	125	1,226
Curian/UBS Global Long Short Income Opportunities Fund (0.6%) (a)	40	405
Curian/Van Eck International Gold Fund (0.7%) (a)	144	722
JNL/AQR Managed Futures Strategy Fund (0.6%) (a)	307	3,101
JNL/BlackRock Commodity Securities Strategy Fund (0.1%) (a)	70	715
JNL/Brookfield Global Infrastructure Fund (0.3%) (a)	90	1,202
JNL/DFA U.S. Core Equity Fund (1.1%) (a)	369	3,446
JNL/Eastspring Investments Asia ex-Japan Fund (0.7%) (a)	122	877
JNL/Eastspring Investments China-India Fund (0.1%) (a)	45	295
JNL/Franklin Templeton Global Multisector Bond Fund (0.4%) (a)	488	5,757
JNL/Franklin Templeton International Small Cap Growth Fund (0.3%) (a)	102	957
JNL/Franklin Templeton Small Cap Value Fund (0.2%) (a)	80	1,112
JNL/Goldman Sachs Emerging Markets Debt Fund (0.3%) (a)	216	2,831
JNL/Invesco Global Real Estate Fund (0.1%) (a)	121	1,210
JNL/Invesco International Growth Fund (0.5%) (a)	362	4,005
JNL/Invesco Small Cap Growth Fund (0.2%) (a)	68	1,119
JNL/JPMorgan MidCap Growth Fund (0.2%) (a)	73	1,856
JNL/Lazard Emerging Markets Fund (0.2%) (a)	220	2,293
JNL/Mellon Capital Global Alpha Fund (0.6%) (a)	239	2,428
JNL/Neuberger Berman Strategic Income Fund (4.7%) (a)	692	7,150
JNL/PIMCO Real Return Fund (0.1%) (a)	187	2,213
JNL/PPM America Floating Rate Income Fund (0.3%) (a)	266	2,866
JNL/PPM America High Yield Bond Fund (0.1%) (a)	391	2,867
JNL/PPM America Mid Cap Value Fund (0.7%) (a)	140	1,738
JNL/Red Rocks Listed Private Equity Fund (0.3%) (a)	160	1,683
JNL/S&P Competitive Advantage Fund (0.1%) (a)	117	1,699
JNL/S&P Dividend Income & Growth Fund (0.1%) (a)	127	1,706
JNL/S&P Intrinsic Value Fund (0.2%) (a)	125	1,707
JNL/S&P Total Yield Fund (0.2%) (a)	132	1,706
JNL/T. Rowe Price Established Growth Fund (0.1%) (a)	123	3,411
JNL/T. Rowe Price Value Fund (0.0%) (a)	68	984
Total Investment Companies (cost $108,824)		106,042
Total Investments - 100.0% (cost $108,824)		106,042
Other Assets and Liabilities, Net - (0.0%)		(37)
Total Net Assets - 100.0%		$106,005

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

See accompanying Notes to Financial Statements.

Curian Guidance - Growth Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	34.9%
Domestic Equity	32.8
International Equity	15.6
Emerging Markets Equity	6.7
Domestic Fixed Income	4.5
Global Fixed Income	4.5
International Fixed Income	1.0
Total Investments	100.0%

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (0.3%) (a)	83	$839
Curian/Aberdeen Latin America Fund (0.0%) (a)	—	4
Curian/Ashmore Emerging Market Small Cap Equity Fund (0.8%) (a)	10	92
Curian/BlackRock Global Long Short Credit Fund (0.1%) (a)	26	252
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.1%) (a)	33	315
Curian/FAMCO Flex Core Covered Call Fund (0.0%) (a)	2	17
Curian/Franklin Templeton Frontier Markets Fund (0.1%) (a)	8	92
Curian/Franklin Templeton Natural Resources Fund (0.1%) (a)	10	84
Curian/Lazard International Strategic Equity Fund (3.9%) (a)	67	646
Curian/Neuberger Berman Currency Fund (0.0%) (a)	1	5
Curian/Nicholas Convertible Arbitrage Fund (0.1%) (a)	10	105
Curian/PIMCO Credit Income Fund (0.3%) (a)	21	210
Curian/PineBridge Merger Arbitrage Fund (0.0%) (a)	10	105
Curian/Schroder Emerging Europe Fund (0.0%) (a)	1	5
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.0%) (a)	6	63
Curian/UBS Global Long Short Income Opportunities Fund (0.0%) (a)	1	7
Curian/Van Eck International Gold Fund (0.1%) (a)	17	84
JNL/AQR Managed Futures Strategy Fund (0.1%) (a)	31	315
JNL/BlackRock Commodity Securities Strategy Fund (0.0%) (a)	8	84
JNL/Brookfield Global Infrastructure Fund (0.0%) (a)	13	168
JNL/DFA U.S. Core Equity Fund (0.2%) (a)	59	554
JNL/Eastspring Investments Asia ex-Japan Fund (0.0%) (a)	2	16
JNL/Eastspring Investments China-India Fund (0.0%) (a)	1	5
JNL/Franklin Templeton Global Multisector Bond Fund (0.0%) (a)	14	168
JNL/Franklin Templeton International Small Cap Growth Fund (0.0%) (a)	2	17
JNL/Franklin Templeton Small Cap Value Fund (0.0%) (a)	8	111
JNL/Goldman Sachs Emerging Markets Debt Fund (0.0%) (a)	6	84
JNL/Invesco Global Real Estate Fund (0.0%) (a)	17	168
JNL/Invesco International Growth Fund (0.1%) (a)	58	645
JNL/Invesco Small Cap Growth Fund (0.0%) (a)	7	111
JNL/JPMorgan MidCap Growth Fund (0.0%) (a)	7	167
JNL/Lazard Emerging Markets Fund (0.0%) (a)	35	369
JNL/Mellon Capital Global Alpha Fund (0.0%) (a)	10	105
JNL/Neuberger Berman Strategic Income Fund (0.1%) (a)	20	210
JNL/PIMCO Real Return Fund (0.0%) (a)	1	7
JNL/PPM America Floating Rate Income Fund (0.0%) (a)	8	84
JNL/PPM America High Yield Bond Fund (0.0%) (a)	11	84
JNL/PPM America Mid Cap Value Fund (0.1%) (a)	13	166
JNL/Red Rocks Listed Private Equity Fund (0.0%) (a)	24	252
JNL/S&P Competitive Advantage Fund (0.0%) (a)	19	277
JNL/S&P Dividend Income & Growth Fund (0.0%) (a)	21	277
JNL/S&P Intrinsic Value Fund (0.0%) (a)	20	277
JNL/S&P Total Yield Fund (0.0%) (a)	21	277
JNL/T. Rowe Price Established Growth Fund (0.0%) (a)	20	554
JNL/T. Rowe Price Value Fund (0.0%) (a)	1	17
Total Investment Companies (cost $8,608)		8,494
Total Investments - 100.0% (cost $8,608)		8,494
Other Assets and Liabilities, Net - (0.0%)		(2)
Total Net Assets - 100.0%		$8,492

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Guidance - Moderate Growth Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	36.8%
Domestic Equity	26.2
International Equity	12.5
Domestic Fixed Income	9.9
Global Fixed Income	7.8
Emerging Markets Equity	5.1
International Fixed Income	1.7
Total Investments	100.0%

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (7.3%) (a)	2,125	$21,546
Curian/Aberdeen Latin America Fund (4.8%) (a)	52	430
Curian/Ashmore Emerging Market Small Cap Equity Fund (9.1%) (a)	118	1,081
Curian/BlackRock Global Long Short Credit Fund (1.0%) (a)	286	2,814
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.0%) (a)	557	5,396
Curian/FAMCO Flex Core Covered Call Fund (3.6%) (a)	179	1,909

See accompanying Notes to Financial Statements.

	Shares	Value

Curian/Franklin Templeton Frontier Markets Fund (0.8%) (a)	99	1,085
Curian/Franklin Templeton Natural Resources Fund (0.9%) (a)	126	1,062
Curian/Lazard International Strategic Equity Fund (48.0%) (a)	821	7,949
Curian Long Short Credit Fund (1.0%) (a)	253	2,443
Curian/Neuberger Berman Currency Fund (0.9%) (a)	217	2,163
Curian/Nicholas Convertible Arbitrage Fund (0.8%) (a)	168	1,768
Curian/PIMCO Credit Income Fund (11.7%) (a)	700	7,134
Curian/PineBridge Merger Arbitrage Fund (0.7%) (a)	176	1,774
Curian/Schroder Emerging Europe Fund (3.8%) (a)	80	744
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.9%) (a)	182	1,790
Curian/UBS Global Long Short Income Opportunities Fund (1.0%) (a)	60	605
Curian/Van Eck International Gold Fund (1.0%) (a)	205	1,028
JNL/AQR Managed Futures Strategy Fund (0.9%) (a)	451	4,557
JNL/BlackRock Commodity Securities Strategy Fund (0.1%) (a)	103	1,051
JNL/Brookfield Global Infrastructure Fund (0.4%) (a)	132	1,765
JNL/DFA U.S. Core Equity Fund (2.2%) (a)	722	6,747
JNL/Eastspring Investments Asia ex-Japan Fund (1.3%) (a)	243	1,747
JNL/Eastspring Investments China-India Fund (0.2%) (a)	90	588
JNL/Franklin Templeton Global Multisector Bond Fund (0.4%) (a)	468	5,524
JNL/Franklin Templeton International Small Cap Growth Fund (1.0%) (a)	316	2,956
JNL/Franklin Templeton Small Cap Value Fund (0.3%) (a)	171	2,371
JNL/Goldman Sachs Emerging Markets Debt Fund (0.3%) (a)	205	2,692
JNL/Invesco Global Real Estate Fund (0.1%) (a)	177	1,771
JNL/Invesco International Growth Fund (0.9%) (a)	686	7,599
JNL/Invesco Small Cap Growth Fund (0.5%) (a)	145	2,384
JNL/JPMorgan MidCap Growth Fund (0.4%) (a)	159	4,027
JNL/Lazard Emerging Markets Fund (0.3%) (a)	418	4,348
JNL/Mellon Capital Global Alpha Fund (0.9%) (a)	350	3,560
JNL/Neuberger Berman Strategic Income Fund (4.6%) (a)	679	7,010
JNL/PIMCO Real Return Fund (0.1%) (a)	265	3,136
JNL/PPM America Floating Rate Income Fund (0.3%) (a)	263	2,832
JNL/PPM America High Yield Bond Fund (0.1%) (a)	391	2,866
JNL/PPM America Mid Cap Value Fund (1.4%) (a)	298	3,689
JNL/Red Rocks Listed Private Equity Fund (0.4%) (a)	234	2,469
JNL/S&P Competitive Advantage Fund (0.3%) (a)	224	3,252
JNL/S&P Dividend Income & Growth Fund (0.2%) (a)	242	3,263
JNL/S&P Intrinsic Value Fund (0.3%) (a)	240	3,273
JNL/S&P Total Yield Fund (0.4%) (a)	253	3,270
JNL/T. Rowe Price Established Growth Fund (0.2%) (a)	236	6,522
JNL/T. Rowe Price Value Fund (0.2%) (a)	241	3,501
Total Investment Companies (cost $163,755)		161,491
Total Investments - 100.0% (cost $163,755)		161,491
Other Assets and Liabilities, Net - (0.0%)		(54)
Total Net Assets - 100.0%		$161,437

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Curian Guidance - Maximum Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	42.3%
Alternative	29.7
International Equity	19.8
Emerging Markets Equity	8.2
Total Investments	100.0%

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (1.4%) (a)	405	$4,102
Curian/Aberdeen Latin America Fund (2.6%) (a)	28	231
Curian/Ashmore Emerging Market Small Cap Equity Fund (4.6%) (a)	59	545
Curian/BlackRock Global Long Short Credit Fund (0.3%) (a)	87	860
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.2%) (a)	127	1,231
Curian/FAMCO Flex Core Covered Call Fund (1.9%) (a)	96	1,023
Curian/Franklin Templeton Frontier Markets Fund (0.4%) (a)	55	595
Curian/Franklin Templeton Natural Resources Fund (0.3%) (a)	37	309
Curian/Lazard International Strategic Equity Fund (21.0%) (a)	359	3,479
Curian/Neuberger Berman Currency Fund (0.1%) (a)	33	327
Curian/Nicholas Convertible Arbitrage Fund (0.2%) (a)	33	352
Curian/PineBridge Merger Arbitrage Fund (0.1%) (a)	35	353
Curian/Schroder Emerging Europe Fund (1.6%) (a)	34	319
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.1%) (a)	25	244
Curian/UBS Global Long Short Income Opportunities Fund (0.4%) (a)	25	247
Curian/Van Eck International Gold Fund (0.3%) (a)	57	284
JNL/AQR Managed Futures Strategy Fund (0.2%) (a)	114	1,155
JNL/BlackRock Commodity Securities Strategy Fund (0.0%) (a)	31	314
JNL/Brookfield Global Infrastructure Fund (0.1%) (a)	46	616
JNL/DFA U.S. Core Equity Fund (1.0%) (a)	331	3,099

See accompanying Notes to Financial Statements.

	Shares	Value

JNL/Eastspring Investments Asia ex-Japan Fund (0.7%) (a)	130	936
JNL/Eastspring Investments China-India Fund (0.1%) (a)	48	315
JNL/Franklin Templeton International Small Cap Growth Fund (0.5%) (a)	149	1,394
JNL/Franklin Templeton Small Cap Value Fund (0.2%) (a)	86	1,192
JNL/Invesco Global Real Estate Fund (0.0%) (a)	60	597
JNL/Invesco International Growth Fund (0.3%) (a)	280	3,100
JNL/Invesco Small Cap Growth Fund (0.3%) (a)	73	1,200
JNL/JPMorgan MidCap Growth Fund (0.2%) (a)	79	1,988
JNL/Lazard Emerging Markets Fund (0.1%) (a)	164	1,706
JNL/Mellon Capital Global Alpha Fund (0.1%) (a)	40	403
JNL/PPM America Mid Cap Value Fund (0.7%) (a)	149	1,851
JNL/Red Rocks Listed Private Equity Fund (0.1%) (a)	89	940
JNL/S&P Competitive Advantage Fund (0.1%) (a)	91	1,321
JNL/S&P Dividend Income & Growth Fund (0.1%) (a)	99	1,330
JNL/S&P Intrinsic Value Fund (0.1%) (a)	98	1,339
JNL/S&P Total Yield Fund (0.2%) (a)	103	1,337
JNL/T. Rowe Price Established Growth Fund (0.1%) (a)	94	2,616
JNL/T. Rowe Price Value Fund (0.1%) (a)	120	1,735
Total Investment Companies (cost $44,895)		44,985
Total Investments - 100.0% (cost $44,895)		44,985
Other Assets and Liabilities, Net - (0.0%)		(16)
Total Net Assets - 100.0%		$44,969

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Guidance - Tactical Moderate Growth Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	40.0%
Domestic Equity	31.5
Domestic Fixed Income	14.9
International Equity	9.0
Emerging Markets Equity	4.6
Total Investments	100.0%

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (8.6%) (a)	2,521	$25,558
Curian/BlackRock Global Long Short Credit Fund (1.2%) (a)	346	3,402
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.2%) (a)	660	6,392
Curian/Franklin Templeton Natural Resources Fund (1.1%) (a)	151	1,278
Curian Long Short Credit Fund (1.2%) (a)	309	2,984
Curian/Neuberger Berman Currency Fund (1.1%) (a)	256	2,554
Curian/Nicholas Convertible Arbitrage Fund (1.0%) (a)	202	2,127
Curian/PineBridge Merger Arbitrage Fund (0.9%) (a)	211	2,126
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (1.1%) (a)	217	2,134
Curian/UBS Global Long Short Income Opportunities Fund (0.1%) (a)	6	64
Curian/Van Eck International Gold Fund (1.3%) (a)	271	1,358
JNL/AQR Managed Futures Strategy Fund (1.1%) (a)	547	5,527
JNL/BlackRock Commodity Securities Strategy Fund (0.1%) (a)	125	1,275
JNL/Brookfield Global Infrastructure Fund (0.5%) (a)	160	2,137
JNL/Invesco Global Real Estate Fund (0.1%) (a)	218	2,175
JNL/Mellon Capital Bond Index Fund (0.0%) (a)	2,150	25,544
JNL/Mellon Capital Emerging Markets Index Fund (1.6%) (a)	825	7,823
JNL/Mellon Capital Global Alpha Fund (1.0%) (a)	419	4,260
JNL/Mellon Capital International Index (0.8%) (a)	1,224	15,429
JNL/Mellon Capital S&P 400 MidCap Index (1.4%) (a)	1,102	18,221
JNL/Mellon Capital S&P 500 Index Fund (1.1%) (a)	1,650	22,146
JNL/Mellon Capital Small Cap Index Fund (1.1%) (a)	907	13,460
JNL/Red Rocks Listed Private Equity Fund (0.5%) (a)	283	2,987
Total Investment Companies (cost $170,719)		170,961
Total Investments - 100.0% (cost $170,719)		170,961
Other Assets and Liabilities, Net - (0.0%)		(60)
Total Net Assets - 100.0%		$170,901

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Guidance - Tactical Maximum Growth Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	80.3%
Domestic Equity	13.8
International Equity	3.9
Emerging Markets Equity	2.0
Total Investments	100.0%

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (1.5%) (a)	430	$4,364
Curian Dynamic Risk Advantage - Growth Fund (0.4%) (a)	22	209
Curian/BlackRock Global Long Short Credit Fund (0.4%) (a)	106	1,041

See accompanying Notes to Financial Statements.

	Shares	Value

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.2%) (a)	135	1,304
Curian/Franklin Templeton Natural Resources Fund (0.3%) (a)	41	344
Curian/Neuberger Berman Currency Fund (0.1%) (a)	33	329
Curian/Nicholas Convertible Arbitrage Fund (0.2%) (a)	41	434
Curian/PineBridge Merger Arbitrage Fund (0.2%) (a)	43	434
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.1%) (a)	27	263
Curian/UBS Global Long Short Income Opportunities Fund (0.6%) (a)	41	407
Curian/Van Eck International Gold Fund (0.3%) (a)	68	343
JNL/AQR Managed Futures Strategy Fund (0.3%) (a)	129	1,297
JNL/BlackRock Commodity Securities Strategy Fund (0.0%) (a)	34	344
JNL/Brookfield Global Infrastructure Fund (0.2%) (a)	52	700
JNL/Franklin Templeton Small Cap Value Fund (0.1%) (a)	61	845
JNL/Invesco Global Real Estate Fund (0.0%) (a)	71	710
JNL/Invesco International Growth Fund (0.2%) (a)	158	1,752
JNL/Invesco Small Cap Growth Fund (0.1%) (a)	42	690
JNL/Ivy Asset Strategy Fund (0.9%) (a)	1,706	21,684
JNL/Lazard Emerging Markets Fund (0.1%) (a)	84	879
JNL/Mellon Capital Global Alpha Fund (0.1%) (a)	43	436
JNL/Red Rocks Listed Private Equity Fund (0.2%) (a)	99	1,040
JNL/T. Rowe Price Established Growth Fund (0.1%) (a)	75	2,078
JNL/T. Rowe Price Value Fund (0.1%) (a)	174	2,525
Total Investment Companies (cost $44,101)		44,452
Total Investments - 100.0% (cost $44,101)		44,452
Other Assets and Liabilities, Net - (0.0%)		(16)
Total Net Assets - 100.0%		$44,436

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Guidance - Institutional Alt 65 Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	65.4%
Domestic Equity	13.9
Global Fixed Income	6.9
International Equity	6.4
Domestic Fixed Income	3.9
Emerging Markets Equity	2.5
International Fixed Income	1.0
Total Investments	100.0%

INVESTMENT COMPANIES - 100.0%
Curian/BlackRock Global Long Short Credit Fund (1.6%) (a)	477	$4,696
Curian/DFA U.S. Micro Cap Fund (0.6%) (a)	77	913
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.6%) (a)	915	8,857
Curian/Franklin Templeton Frontier Markets Fund (0.6%) (a)	83	903
Curian/Franklin Templeton Natural Resources Fund (1.5%) (a)	208	1,763
Curian Long Short Credit Fund (1.7%) (a)	427	4,124
Curian/Neuberger Berman Currency Fund (1.5%) (a)	355	3,547
Curian/Nicholas Convertible Arbitrage Fund (1.4%) (a)	279	2,936
Curian/PineBridge Merger Arbitrage Fund (1.2%) (a)	291	2,931
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (1.5%) (a)	301	2,962
Curian/UBS Global Long Short Income Opportunities Fund (1.8%) (a)	113	1,129
Curian/Van Eck International Gold Fund (1.7%) (a)	366	1,837
JNL/AQR Managed Futures Strategy Fund (1.5%) (a)	756	7,633
JNL/BlackRock Commodity Securities Strategy Fund (0.1%) (a)	173	1,755
JNL/Brookfield Global Infrastructure Fund (0.7%) (a)	222	2,964
JNL/Franklin Templeton Global Multisector Bond Fund (0.5%) (a)	540	6,376
JNL/Franklin Templeton International Small Cap Growth Fund (0.3%) (a)	97	906
JNL/Franklin Templeton Small Cap Value Fund (0.2%) (a)	99	1,373
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (a)	69	910
JNL/Invesco Global Real Estate Fund (0.2%) (a)	302	3,011
JNL/Invesco International Growth Fund (0.6%) (a)	453	5,017
JNL/Invesco Small Cap Growth Fund (0.3%) (a)	83	1,371
JNL/Lazard Emerging Markets Fund (0.1%) (a)	135	1,404
JNL/Mellon Capital Global Alpha Fund (1.4%) (a)	579	5,888
JNL/PIMCO Real Return Fund (0.1%) (a)	153	1,817
JNL/PPM America Floating Rate Income Fund (0.2%) (a)	168	1,806
JNL/Red Rocks Listed Private Equity Fund (0.6%) (a)	391	4,125
JNL/T. Rowe Price Established Growth Fund (0.1%) (a)	165	4,566
JNL/T. Rowe Price Value Fund (0.2%) (a)	313	4,548
Total Investment Companies (cost $91,353)		92,068
Total Investments - 100.0% (cost $91,353)		92,068
Other Assets and Liabilities, Net - (0.0%)		(32)
Total Net Assets - 100.0%		$92,036

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

See accompanying Notes to Financial Statements.

Curian Guidance - Institutional Alt 100 Conservative Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	100.0%

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Curian/BlackRock Global Long Short Credit Fund (0.2%) (a)	45	$441
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.1%) (a)	71	685
Curian Long Short Credit Fund (1.7%) (a)	427	4,124
Curian/Neuberger Berman Currency Fund (0.3%) (a)	64	637
Curian/Nicholas Convertible Arbitrage Fund (0.2%) (a)	42	441
Curian/PineBridge Merger Arbitrage Fund (0.2%) (a)	53	538
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.2%) (a)	30	294
JNL/AQR Managed Futures Strategy Fund (0.1%) (a)	68	685
JNL/Mellon Capital Global Alpha Fund (0.2%) (a)	72	734

Total Investment Companies (cost $4,935)		4,896

Total Investments - 100.0% (cost $4,935)		4,896
Other Assets and Liabilities, Net - (0.0%)		(1)
Total Net Assets - 100.0%		$4,895

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Curian Guidance - Institutional Alt 100 Moderate Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	100.0%

INVESTMENT COMPANIES - 100.0%
Curian/BlackRock Global Long Short Credit Fund (6.9%) (a)	2,013	$19,811
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (6.8%) (a)	3,848	37,253
Curian/Franklin Templeton Natural Resources Fund (6.2%) (a)	878	7,424
Curian Long Short Credit Fund (7.0%) (a)	1,794	17,346
Curian/Neuberger Berman Currency Fund (6.5%) (a)	1,491	14,883
Curian/Nicholas Convertible Arbitrage Fund (5.9%) (a)	1,176	12,387
Curian/PineBridge Merger Arbitrage Fund (5.2%) (a)	1,229	12,380
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (6.2%) (a)	1,263	12,423
Curian/UBS Global Long Short Income Opportunities Fund (7.2%) (a)	450	4,519
Curian/Van Eck International Gold Fund (7.1%) (a)	1,508	7,572
JNL/AQR Managed Futures Strategy Fund (6.3%) (a)	3,189	32,206
JNL/BlackRock Commodity Securities Strategy Fund (0.5%) (a)	730	7,414
JNL/Brookfield Global Infrastructure Fund (2.9%) (a)	927	12,389
JNL/Invesco Global Real Estate Fund (0.8%) (a)	1,246	12,438
JNL/Mellon Capital Global Alpha Fund (6.0%) (a)	2,438	24,789
JNL/Red Rocks Listed Private Equity Fund (2.6%) (a)	1,646	17,344

Total Investment Companies (cost $255,946)		252,578

Total Investments - 100.0% (cost $255,946)		252,578
Other Assets and Liabilities, Net - (0.0%)		(89)
Total Net Assets - 100.0%		$252,489

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Curian Guidance - Institutional Alt 100 Growth Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	100.0%

INVESTMENT COMPANIES - 100.0%
Curian/BlackRock Global Long Short Credit Fund (0.4%) (a)	107	$1,048
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.2%) (a)	135	1,311
Curian/Franklin Templeton Natural Resources Fund (0.3%) (a)	41	349
Curian/Nicholas Convertible Arbitrage Fund (0.2%) (a)	41	437
Curian/PineBridge Merger Arbitrage Fund (0.2%) (a)	43	437
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.1%) (a)	27	263
Curian/UBS Global Long Short Income Opportunities Fund (0.1%) (a)	8	80
Curian/Van Eck International Gold Fund (0.4%) (a)	74	369
JNL/AQR Managed Futures Strategy Fund (0.3%) (a)	130	1,311
JNL/BlackRock Commodity Securities Strategy Fund (0.0%) (a)	34	349
JNL/Brookfield Global Infrastructure Fund (0.2%) (a)	52	698
JNL/Invesco Global Real Estate Fund (0.1%) (a)	70	699
JNL/Mellon Capital Global Alpha Fund (0.1%) (a)	43	437
JNL/Red Rocks Listed Private Equity Fund (0.2%) (a)	100	1,049

Total Investment Companies (cost $9,044)		8,837

Total Investments - 100.0% (cost $9,044)		8,837
Other Assets and Liabilities, Net - (0.0%)		(2)
Total Net Assets - 100.0%		$8,835

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

See accompanying Notes to Financial Statements.

Curian Guidance - International Opportunities Conservative Fund

Portfolio Composition:	Percentage of Total Investments
International Fixed Income	59.9%
Alternative	20.0
International Equity	16.1
Emerging Markets Equity	4.0
Total Investments	100.0%

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Curian/Baring International Fixed Income Fund (1.5%) (a)	24	$223
Curian/Lazard International Strategic Equity Fund (0.2%) (a)	4	40
Curian/Neuberger Berman Currency Fund (0.0%) (a)	5	50
Curian/Urdang International REIT Fund (0.5%) (a)	6	49
JNL/Goldman Sachs Emerging Markets Debt Fund (0.0%) (a)	6	74
JNL/Invesco International Growth Fund (0.0%) (a)	3	40
JNL/Lazard Emerging Markets Fund (0.0%) (a)	2	20

Total Investment Companies (cost $508)		496

Total Investments - 100.0% (cost $508)		496
Other Assets and Liabilities, Net - 0.0%		—
Total Net Assets - 100.0%		$496

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Guidance - International Opportunities Moderate Fund

Portfolio Composition:	Percentage of Total Investments
International Fixed Income	39.6%
International Equity	27.4
Emerging Markets Equity	25.0
Alternative	8.0
Total Investments	100.0%

INVESTMENT COMPANIES - 100.0%
Curian/Aberdeen Latin America Fund (0.4%) (a)	4	$32
Curian/Ashmore Emerging Market Small Cap Equity Fund (0.5%) (a)	7	65
Curian/Baring International Fixed Income Fund (1.8%) (a)	28	267
Curian/Franklin Templeton Frontier Markets Fund (0.0%) (a)	5	54
Curian/Lazard International Strategic Equity Fund (0.5%) (a)	9	86
Curian/Neuberger Berman Currency Fund (0.0%) (a)	3	32
Curian/Schroder Emerging Europe Fund (0.2%) (a)	4	32
Curian/Urdang International REIT Fund (0.6%) (a)	6	55
JNL/Eastspring Investments Asia ex-Japan Fund (0.1%) (a)	9	65
JNL/Eastspring Investments China-India Fund (0.0%) (a)	5	33
JNL/Franklin Templeton International Small Cap Growth Fund (0.0%) (a)	1	7
JNL/Goldman Sachs Emerging Markets Debt Fund (0.0%) (a)	12	161
JNL/Invesco International Growth Fund (0.0%) (a)	13	139
JNL/Lazard Emerging Markets Fund (0.0%) (a)	5	54

Total Investment Companies (cost $1,124)		1,082

Total Investments - 100.0% (cost $1,124)		1,082
Other Assets and Liabilities, Net - 0.0%		—
Total Net Assets - 100.0%		$1,082

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Guidance - International Opportunities Growth Fund

Portfolio Composition:	Percentage of Total Investments
Emerging Markets Equity	39.3%
International Equity	33.1
International Fixed Income	19.6
Alternative	8.0
Total Investments	100.0%

INVESTMENT COMPANIES - 100.0%
Curian/Aberdeen Latin America Fund (1.2%) (a)	13	$104
Curian/Ashmore Emerging Market Small Cap Equity Fund (1.3%) (a)	16	149
Curian/Baring International Fixed Income Fund (1.4%) (a)	21	202
Curian/Franklin Templeton Frontier Markets Fund (0.1%) (a)	8	87
Curian/Lazard International Strategic Equity Fund (0.9%) (a)	15	147
Curian/Neuberger Berman Currency Fund (0.0%) (a)	4	43
Curian/Schroder Emerging Europe Fund (0.3%) (a)	6	60
Curian/Urdang International REIT Fund (0.8%) (a)	9	75
JNL/Eastspring Investments Asia ex-Japan Fund (0.1%) (a)	17	120
JNL/Eastspring Investments China-India Fund (0.0%) (a)	12	75
JNL/Goldman Sachs Emerging Markets Debt Fund (0.0%) (a)	7	88
JNL/Invesco International Growth Fund (0.0%) (a)	20	221
JNL/Lazard Emerging Markets Fund (0.0%) (a)	10	106

Total Investment Companies (cost $1,516)		1,477

Total Investments - 100.0% (cost $1,516)		1,477
Other Assets and Liabilities, Net - (0.0%)		(1)
Total Net Assets - 100.0%		$1,476

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

See accompanying Notes to Financial Statements.

Curian Guidance - Equity 100 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	69.9%
International Equity	20.1
Emerging Markets Equity	10.0
Total Investments	100.0%

	Shares	Value

INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Small Cap Value Fund (0.3%) (a)	182	$2,527
JNL/Invesco International Growth Fund (0.3%) (a)	239	2,650
JNL/Invesco Small Cap Growth Fund (0.4%) (a)	126	2,068
JNL/Lazard Emerging Markets Fund (0.2%) (a)	253	2,634
JNL/Mellon Capital International Index (0.1%) (a)	208	2,626
JNL/Mellon Capital S&P 500 Index Fund (0.3%) (a)	489	6,565
JNL/T. Rowe Price Established Growth Fund (0.1%) (a)	106	2,925
JNL/T. Rowe Price Value Fund (0.2%) (a)	297	4,301

Total Investment Companies (cost $25,939)		26,296

Total Investments - 100.0% (cost $25,939)		26,296
Other Assets and Liabilities, Net - (0.0%)		(9)
Total Net Assets - 100.0%		$26,287

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Curian Guidance - Fixed Income 100 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	95.0%
International Fixed Income	5.0
Total Investments	100.0%

INVESTMENT COMPANIES - 100.0%
Curian/PIMCO Credit Income Fund (11.0%) (a)	661	$6,740
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (a)	86	1,129
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.3%) (a)	327	4,487
JNL/Mellon Capital Bond Index Fund (0.0%) (a)	567	6,732
JNL/PPM America Floating Rate Income Fund (0.2%) (a)	209	2,243
JNL/T. Rowe Price Short-Term Bond Fund (0.1%) (a)	112	1,122

Total Investment Companies (cost $23,097)		22,453

Total Investments - 100.0% (cost $23,097)		22,453
Other Assets and Liabilities, Net - (0.0%)		(7)
Total Net Assets - 100.0%		$22,446

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Guidance - Real Assets Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	88.1%
Domestic Fixed Income	11.9
Total Investments	100.0%

INVESTMENT COMPANIES - 100.0%
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.0%) (a)	13	$130
Curian/Franklin Templeton Natural Resources Fund (0.1%) (a)	15	129
Curian/Neuberger Berman Currency Fund (0.1%) (a)	13	130
Curian/Urdang International REIT Fund (1.1%) (a)	12	104
Curian/Van Eck International Gold Fund (0.1%) (a)	19	95
JNL/BlackRock Commodity Securities Strategy Fund (0.0%) (a)	23	233
JNL/Brookfield Global Infrastructure Fund (0.1%) (a)	17	220
JNL/Invesco Global Real Estate Fund (0.0%) (a)	10	104
JNL/PIMCO Real Return Fund (0.0%) (a)	13	155

Total Investment Companies (cost $1,326)		1,300

Total Investments - 100.0% (cost $1,326)		1,300
Other Assets and Liabilities, Net - 0.0%		—
Total Net Assets - 100.0%		$1,300

(a)

At June 30, 2013, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Curian Tactical Advantage 35 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	42.3%
Domestic Equity	19.1
Global Fixed Income	6.3
International Equity	5.2
Emerging Markets Equity	2.6
International Fixed Income	1.3
Short Term Investments	23.2
Total Investments	100.0%

INVESTMENT COMPANIES - 99.3%
iShares Barclays Capital 3-7 Year Treasury Bond Fund (a)	24	$2,885
iShares Barclays Capital Intermediate Credit Bond Fund	12	1,330
iShares Barclays Capital MBS Bond Fund (a)	42	4,421
iShares MSCI EMU Index Fund	32	1,025
iShares MSCI Japan Index Fund	12	138
iShares MSCI Pacific ex-Japan Index Fund	7	314
iShares MSCI United Kingdom Index Fund (a)	36	628
iShares Russell 1000 Growth Index Fund (a)	35	2,569
iShares Russell 1000 Value Index Fund (a)	38	3,178
iShares Russell 2000 Growth Index Fund (a)	8	875
iShares Russell 2000 Value Index Fund	12	1,071
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	14	1,421

See accompanying Notes to Financial Statements.

	Shares/Par †	Value

PIMCO Enhanced Short Maturity ETF	12	1,222
PowerShares Emerging Markets Sovereign Debt Portfolio (a)	19	529
Vanguard MSCI Emerging Markets ETF (a)	27	1,032
Vanguard Short-Term Corporate Bond ETF	39	3,091
Vanguard Total Bond Market ETF	65	5,245

Total Investment Companies (cost $31,083)		30,974

SHORT TERM INVESTMENTS - 30.1%

Investment Company - 0.7%
JNL Money Market Fund, 0.01% (b) (c)	229	229

Securities Lending Collateral - 29.4%
Fidelity Institutional Money Market Portfolio, 0.12% (c)	3,000	3,000
Repurchase Agreement with CSI, 0.10% (Collateralized by $1,239 U.S. Treasury Bond Strip, due 08/15/25-11/15/29, value $775, and $9,537 U.S. Treasury Note Strip, due 08/15/16-02/15/41, value $5,504) acquired on 06/28/13, due 07/01/13 at $6,155	$6,155	6,155
		9,155
Total Short Term Investments (cost $9,384)		9,384

Total Investments - 129.4% (cost $40,467)		40,358
Other Assets and Liabilities, Net - (29.4%)		(9,158)
Total Net Assets - 100.0%		$31,200

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

Curian Tactical Advantage 60 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	32.8%
Domestic Fixed Income	26.2
International Equity	9.0
Emerging Markets Equity	4.4
Global Fixed Income	3.9
International Fixed Income	0.8
Short Term Investments	22.9
Total Investments	100.0%

INVESTMENT COMPANIES - 95.6%
iShares Barclays Capital 3-7 Year Treasury Bond Fund (a)	25	$3,069
iShares Barclays Capital Intermediate Credit Bond Fund	13	1,417
iShares Barclays Capital MBS Bond Fund (a)	45	4,699
iShares MSCI EMU Index Fund	94	3,063
iShares MSCI Japan Index Fund	37	412
iShares MSCI Pacific ex-Japan Index Fund (a)	22	939
iShares MSCI United Kingdom Index Fund (a)	107	1,881
iShares Russell 1000 Growth Index Fund	104	7,590
iShares Russell 1000 Value Index Fund (a)	113	9,457
iShares Russell 2000 Growth Index Fund (a)	23	2,619
iShares Russell 2000 Value Index Fund (a)	37	3,201
PIMCO 0-5 Year High Yield Corporate Bond Index ETF (a)	15	1,503
PIMCO Enhanced Short Maturity ETF	13	1,302
PowerShares Emerging Markets Sovereign Debt Portfolio (a)	20	549
Vanguard MSCI Emerging Markets ETF (a)	80	3,098
Vanguard Short-Term Corporate Bond ETF	42	3,291
Vanguard Total Bond Market ETF	71	5,748

Total Investment Companies (cost $53,488)		53,838

SHORT TERM INVESTMENTS - 28.4%

Investment Company - 1.1%
JNL Money Market Fund, 0.01% (b) (c)	630	630

Securities Lending Collateral - 27.3%
Fidelity Institutional Money Market Portfolio, 0.12% (c)	5,000	5,000
Repurchase Agreement with CSI, 0.10% (Collateralized by $2,091 U.S. Treasury Bond Strip, due 08/15/25-11/15/29, value $1,307, and $16,094 U.S. Treasury Note Strip, due 08/15/16-02/15/41, value $9,288) acquired on 06/28/13, due 07/01/13 at $10,387	$10,387	10,387
		15,387
Total Short Term Investments (cost $16,017)		16,017
Total Investments - 124.0% (cost $69,505)		69,855
Other Assets and Liabilities, Net - (24.0%)		(13,501)
Total Net Assets - 100.0%		$56,354

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

See accompanying Notes to Financial Statements.

Curian Tactical Advantage 75 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	41.0%
Domestic Fixed Income	16.4
International Equity	11.2
Emerging Markets Equity	5.5
Global Fixed Income	2.4
International Fixed Income	0.5
Short Term Investments	23.0
Total Investments	100.0%

	Shares/Par †	Value

INVESTMENT COMPANIES - 99.6%
iShares Barclays Capital 3-7 Year Treasury Bond Fund (a)	13	$1,585
iShares Barclays Capital Intermediate Credit Bond Fund (a)	7	728
iShares Barclays Capital MBS Bond Fund (a)	23	2,426
iShares MSCI EMU Index Fund (a)	98	3,181
iShares MSCI Japan Index Fund	39	433
iShares MSCI Pacific ex-Japan Index Fund	23	975
iShares MSCI United Kingdom Index Fund (a)	110	1,950
iShares Russell 1000 Growth Index Fund	109	7,927
iShares Russell 1000 Value Index Fund (a)	118	9,877
iShares Russell 2000 Growth Index Fund (a)	24	2,718
iShares Russell 2000 Value Index Fund (a)	39	3,322
PIMCO 0-5 Year High Yield Corporate Bond Index ETF (a)	8	809
PIMCO Enhanced Short Maturity ETF	7	670
PowerShares Emerging Markets Sovereign Debt Portfolio (a)	10	263
Vanguard MSCI Emerging Markets ETF (a)	83	3,218
Vanguard Short-Term Corporate Bond ETF	21	1,696
Vanguard Total Bond Market ETF	37	3,028

Total Investment Companies (cost $44,220)		44,806

SHORT TERM INVESTMENTS - 29.9%

Investment Company - 0.8%
JNL Money Market Fund, 0.01% (b) (c)	344	344

Securities Lending Collateral - 29.1%
Fidelity Institutional Money Market Portfolio, 0.12% (c)	5,000	5,000
Repurchase Agreement with CSI, 0.10% (Collateralized by $1,625 U.S. Treasury Bond Strip, due 08/15/25-11/15/29, value $1,016, and $12,513 U.S. Treasury Note Strip, due 08/15/16-02/15/41, value $7,221) acquired on 06/28/13, due 07/01/13 at $8,076	$8,076	8,076
		13,076
Total Short Term Investments (cost $13,420)		13,420

Total Investments - 129.5% (cost $57,640)		58,226
Other Assets and Liabilities, Net - (29.5%)		(13,252)
Total Net Assets - 100.0%		$44,974

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

See accompanying Notes to Financial Statements.

Curian Dynamic Risk Advantage - Diversified Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	2.2%
Domestic Equity	2.1
International Fixed Income	1.0
International Equity	0.3
Short Term Investments*	94.4
Total Investments	100.0%

*    In general, the Fund uses derivatives as direct substitutes for investment in ETFs, ETNs, currencies, global equities, core U.S. fixed income, high-yield bonds, emerging markets debt, real estate investment trusts and commodities.  Please refer to the Schedules of Investments for the Fund’s derivative investments.

	Shares/Par †	Value

INVESTMENT COMPANIES - 5.8%
Alerian MLP ETF (a)	186	$3,318
iShares Barclays 1-3 Year Treasury Bond Fund	1	120
iShares Core Total U.S. Bond Market ETF	24	2,596
iShares JPMorgan USD Emerging Markets Bond Fund (a)	27	3,009
iShares MSCI ACWI Index Fund	1	70
iShares MSCI Canada Index Fund	30	779
iShares MSCI EAFE Index Fund	—	22
SPDR Barclays High Yield Bond ETF	92	3,642
SPDR Barclays Short Term High Yield Bond ETF	10	302
SPDR S&P 500 ETF Trust - Series 1	—	50
Vanguard MSCI Emerging Markets ETF	1	47
Vanguard REIT ETF	45	3,115

Total Investment Companies (cost $17,104)		17,070

SHORT TERM INVESTMENTS - 97.0%

Federal Home Loan Bank - 12.2%
Federal Home Loan Bank
0.08%, 07/05/13 (b)	$1,000	1,000
0.07%, 07/10/13 - 08/16/13 (b)	18,000	17,999
0.06%, 08/02/13 - 08/23/13 (b)	17,000	16,999
		35,998
Federal Home Loan Mortgage Corp. - 11.5%
Federal Home Loan Mortgage Corp.
0.08%, 07/08/13 - 09/09/13 (b)	14,500	14,499
0.07%, 07/15/13 - 08/05/13 (b)	16,000	16,000
0.06%, 08/19/13 (b)	3,500	3,500
		33,999
Federal National Mortgage Association - 11.5%
Federal National Mortgage Association, 0.05%, 07/17/13 - 09/04/13 (b)	34,000	33,999

Investment Company - 10.4%
JNL Money Market Fund, 0.01% (c) (d)	30,696	30,696

Securities Lending Collateral - 0.5%
Repurchase Agreement with CSI, 0.10% (Collateralized by $306 U.S. Treasury Bond Strip, due 08/15/25-11/15/29, value $191, and $2,355 U.S. Treasury Note Strip, due 08/15/16-02/15/41, value $1,359) acquired on 06/28/13, due 07/01/13 at $1,520	$1,520	1,520

Treasury Securities - 50.9%
U.S. Treasury Bill
0.05%, 07/18/13	15,000	15,000
0.05%, 07/25/13	30,000	29,999
0.04%, 08/22/13	28,375	28,374
0.03%, 08/29/13	34,000	33,999
0.05%, 09/12/13 (e)	43,245	43,243
		150,615
Total Short Term Investments (cost $286,821)		286,827

Total Investments - 102.8% (cost $303,925)		303,897
Other Assets and Liabilities, Net - (2.8%)		(8,314)
Total Net Assets - 100.0%		$295,583

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	All or portion of the security was on loan.
(b)	This security is a direct debt of the agency and not collateralized by mortgages.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.
(e)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2013

Curian Dynamic Risk Advantage - Diversified Fund - Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized (Depreciation)
MSCI Mini EAFE Index Future	September 2013	99	$(169)
MSCI Mini Emerging Markets Index Future	September 2013	58	(10)
S&P 500 E-Mini Index Future	September 2013	129	(144)
U.S. Treasury Note Future, 2-Year	September 2013	633	(79)
			$(402)

Curian Dynamic Risk Advantage - Diversified Fund - Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	09/18/2013	CCI	AUD	1,407	$1,279	$(49)
AUD/USD	09/18/2013	CCI	AUD	23	21	(1)
AUD/USD	09/18/2013	CCI	AUD	46	42	(2)
AUD/USD	09/18/2013	CCI	AUD	46	42	(2)
AUD/USD	09/18/2013	CCI	AUD	46	42	(2)
AUD/USD	09/18/2013	CCI	AUD	46	42	(2)
AUD/USD	09/18/2013	CCI	AUD	41	38	(1)
AUD/USD	09/18/2013	CCI	AUD	23	21	(1)
AUD/USD	09/18/2013	CCI	AUD	69	63	(3)
AUD/USD	09/18/2013	CCI	AUD	60	54	(2)
AUD/USD	09/18/2013	CCI	AUD	37	33	(1)
AUD/USD	09/18/2013	CCI	AUD	23	21	(1)
AUD/USD	09/18/2013	CCI	AUD	344	312	(1)
AUD/USD	09/18/2013	CCI	AUD	115	104	—
AUD/USD	09/18/2013	CCI	AUD	172	156	(1)
AUD/USD	09/18/2013	CCI	AUD	129	117	—
AUD/USD	09/18/2013	CCI	AUD	247	225	(1)
AUD/USD	09/18/2013	CCI	AUD	591	537	(3)
AUD/USD	09/18/2013	CCI	AUD	1,000	909	(5)
AUD/USD	09/18/2013	CCI	AUD	758	690	(4)
AUD/USD	09/18/2013	CCI	AUD	210	191	(3)
AUD/USD	09/18/2013	CCI	AUD	105	95	(1)
AUD/USD	09/18/2013	CCI	AUD	210	191	(3)
AUD/USD	09/18/2013	CCI	AUD	105	95	(1)
AUD/USD	09/18/2013	CCI	AUD	330	300	(3)
AUD/USD	09/18/2013	CCI	AUD	930	845	(10)
AUD/USD	09/18/2013	CCI	AUD	210	191	(3)
AUD/USD	09/18/2013	CCI	AUD	527	479	(4)
CAD/USD	09/18/2013	CCI	CAD	2,138	2,029	(61)
CAD/USD	09/18/2013	CCI	CAD	1,979	1,879	(57)
CAD/USD	09/18/2013	CCI	CAD	2,077	1,971	(62)
CAD/USD	09/18/2013	CCI	CAD	2,083	1,977	(62)
CAD/USD	09/18/2013	CCI	CAD	2,402	2,280	(72)
CAD/USD	09/18/2013	CCI	CAD	327	310	(2)
CAD/USD	09/18/2013	CCI	CAD	50	48	—
CAD/USD	09/18/2013	CCI	CAD	101	96	—
CAD/USD	09/18/2013	CCI	CAD	50	48	—
CAD/USD	09/18/2013	CCI	CAD	101	96	—
CAD/USD	09/18/2013	CCI	CAD	446	423	1
CAD/USD	09/18/2013	CCI	CAD	101	96	—
CAD/USD	09/18/2013	CCI	CAD	158	150	—
CHF/USD	09/18/2013	CCI	CHF	72	76	(1)
CHF/USD	09/18/2013	CCI	CHF	319	337	(4)
CHF/USD	09/18/2013	CCI	CHF	72	76	(1)
CHF/USD	09/18/2013	CCI	CHF	113	120	(1)
CHF/USD	09/18/2013	CCI	CHF	36	38	(1)
CHF/USD	09/18/2013	CCI	CHF	72	76	(1)
CHF/USD	09/18/2013	CCI	CHF	36	38	—
EUR/USD	09/18/2013	CCI	EUR	1,464	1,906	(45)
EUR/USD	09/18/2013	CCI	EUR	1,000	1,302	(15)

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2013

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
EUR/USD	09/18/2013	CCI	EUR	1,000	$1,302	$(15)
EUR/USD	09/18/2013	CCI	EUR	180	234	(3)
EUR/USD	09/18/2013	CCI	EUR	1,510	1,966	(10)
GBP/USD	09/18/2013	CCI	GBP	909	1,382	(42)
GBP/USD	09/18/2013	CCI	GBP	265	403	(12)
GBP/USD	09/18/2013	CCI	GBP	265	403	(12)
GBP/USD	09/18/2013	CCI	GBP	398	605	(18)
GBP/USD	09/18/2013	CCI	GBP	239	363	(11)
GBP/USD	09/18/2013	CCI	GBP	212	323	(9)
GBP/USD	09/18/2013	CCI	GBP	265	403	(12)
GBP/USD	09/18/2013	CCI	GBP	265	403	(12)
GBP/USD	09/18/2013	CCI	GBP	345	524	(16)
GBP/USD	09/18/2013	CCI	GBP	133	202	(6)
GBP/USD	09/18/2013	CCI	GBP	133	202	(6)
GBP/USD	09/18/2013	CCI	GBP	133	202	(6)
GBP/USD	09/18/2013	CCI	GBP	21	32	(1)
GBP/USD	09/18/2013	CCI	GBP	567	862	(27)
GBP/USD	09/18/2013	CCI	GBP	481	731	(10)
GBP/USD	09/18/2013	CCI	GBP	400	608	(8)
JPY/USD	09/18/2013	CCI	JPY	627	6	—
JPY/USD	09/18/2013	CCI	JPY	502	5	—
JPY/USD	09/18/2013	CCI	JPY	627	6	—
JPY/USD	09/18/2013	CCI	JPY	815	8	—
JPY/USD	09/18/2013	CCI	JPY	314	3	—
JPY/USD	09/18/2013	CCI	JPY	627	6	—
JPY/USD	09/18/2013	CCI	JPY	564	6	—
JPY/USD	09/18/2013	CCI	JPY	314	3	—
JPY/USD	09/18/2013	CCI	JPY	627	6	—
JPY/USD	09/18/2013	CCI	JPY	314	3	—
JPY/USD	09/18/2013	CCI	JPY	941	9	(1)
NOK/USD	09/18/2013	CCI	NOK	13,790	2,264	(106)
NOK/USD	09/18/2013	CCI	NOK	907	149	(8)
NOK/USD	09/18/2013	CCI	NOK	604	99	(5)
NOK/USD	09/18/2013	CCI	NOK	484	79	(4)
NOK/USD	09/18/2013	CCI	NOK	604	99	(5)
NOK/USD	09/18/2013	CCI	NOK	544	89	(5)
NOK/USD	09/18/2013	CCI	NOK	604	99	(5)
NOK/USD	09/18/2013	CCI	NOK	302	50	(3)
NOK/USD	09/18/2013	CCI	NOK	302	50	(3)
NOK/USD	09/18/2013	CCI	NOK	786	129	(7)
NOK/USD	09/18/2013	CCI	NOK	302	50	(2)
NOK/USD	09/18/2013	CCI	NOK	604	99	(5)
NOK/USD	09/18/2013	CCI	NOK	1,428	234	(2)
NZD/USD	09/18/2013	CCI	NZD	2,806	2,162	(28)
NZD/USD	09/18/2013	CCI	NZD	3,035	2,339	(46)
NZD/USD	09/18/2013	CCI	NZD	1,686	1,299	(15)
NZD/USD	09/18/2013	CCI	NZD	3,311	2,552	(12)
NZD/USD	09/18/2013	CCI	NZD	1,086	837	(23)
NZD/USD	09/18/2013	CCI	NZD	1,056	814	(25)
NZD/USD	09/18/2013	CCI	NZD	1,179	908	(12)
SEK/USD	09/18/2013	CCI	SEK	20,683	3,079	(44)
SEK/USD	09/18/2013	CCI	SEK	14,905	2,219	(30)
SEK/USD	09/18/2013	CCI	SEK	23,865	3,552	(62)
SEK/USD	09/18/2013	CCI	SEK	17,139	2,551	(37)
SEK/USD	09/18/2013	CCI	SEK	7,144	1,063	(19)
SEK/USD	09/18/2013	CCI	SEK	2,438	363	—
SEK/USD	09/18/2013	CCI	SEK	6,715	1,000	—
USD/AUD	09/18/2013	CCI	AUD	(2,222)	(2,020)	64
USD/AUD	09/18/2013	CCI	AUD	(3,180)	(2,891)	96
USD/AUD	09/18/2013	CCI	AUD	(2,222)	(2,020)	64
USD/AUD	09/18/2013	CCI	AUD	(2,978)	(2,708)	73
USD/AUD	09/18/2013	CCI	AUD	(1,224)	(1,113)	46

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/AUD	09/18/2013	CCI	AUD	(451)	$(410)	$16
USD/AUD	09/18/2013	CCI	AUD	(865)	(786)	16
USD/CAD	09/18/2013	CCI	CAD	(520)	(493)	14
USD/CAD	09/18/2013	CCI	CAD	(2,407)	(2,284)	78
USD/CAD	09/18/2013	CCI	CAD	(2,407)	(2,284)	77
USD/CAD	09/18/2013	CCI	CAD	(2,407)	(2,284)	77
USD/CAD	09/18/2013	CCI	CAD	(549)	(521)	19
USD/CAD	09/18/2013	CCI	CAD	(32)	(31)	1
USD/CAD	09/18/2013	CCI	CAD	(873)	(828)	28
USD/CAD	09/18/2013	CCI	CAD	(255)	(242)	8
USD/CAD	09/18/2013	CCI	CAD	(1,021)	(969)	31
USD/CAD	09/18/2013	CCI	CAD	(255)	(242)	8
USD/CAD	09/18/2013	CCI	CAD	(1,021)	(969)	31
USD/CAD	09/18/2013	CCI	CAD	(197)	(187)	3
USD/CAD	09/18/2013	CCI	CAD	(527)	(500)	7
USD/CAD	09/18/2013	CCI	CAD	(176)	(167)	2
USD/CAD	09/18/2013	CCI	CAD	(263)	(250)	4
USD/CAD	09/18/2013	CCI	CAD	(113)	(108)	—
USD/CAD	09/18/2013	CCI	CAD	(405)	(384)	1
USD/CHF	09/18/2013	CCI	CHF	(14)	(14)	—
USD/CHF	09/18/2013	CCI	CHF	(14)	(14)	—
USD/CHF	09/18/2013	CCI	CHF	(12)	(13)	—
USD/CHF	09/18/2013	CCI	CHF	(18)	(19)	—
USD/CHF	09/18/2013	CCI	CHF	(7)	(7)	—
USD/CHF	09/18/2013	CCI	CHF	(20)	(21)	1
USD/CHF	09/18/2013	CCI	CHF	(7)	(7)	—
USD/CHF	09/18/2013	CCI	CHF	(14)	(14)	—
USD/CHF	09/18/2013	CCI	CHF	(14)	(14)	—
USD/CHF	09/18/2013	CCI	CHF	(7)	(7)	—
USD/CHF	09/18/2013	CCI	CHF	(11)	(11)	—
USD/CHF	09/18/2013	CCI	CHF	(594)	(630)	6
USD/CHF	09/18/2013	CCI	CHF	(167)	(177)	2
USD/EUR	09/18/2013	CCI	EUR	(1,587)	(2,067)	35
USD/EUR	09/18/2013	CCI	EUR	(2,492)	(3,245)	47
USD/EUR	09/18/2013	CCI	EUR	(1,771)	(2,306)	35
USD/EUR	09/18/2013	CCI	EUR	(2,427)	(3,160)	49
USD/EUR	09/18/2013	CCI	EUR	(2,478)	(3,227)	68
USD/EUR	09/18/2013	CCI	EUR	(2,362)	(3,075)	80
USD/EUR	09/18/2013	CCI	EUR	(249)	(324)	8
USD/EUR	09/18/2013	CCI	EUR	(277)	(361)	9
USD/EUR	09/18/2013	CCI	EUR	(138)	(180)	5
USD/EUR	09/18/2013	CCI	EUR	(222)	(288)	7
USD/EUR	09/18/2013	CCI	EUR	(360)	(469)	11
USD/EUR	09/18/2013	CCI	EUR	(138)	(180)	4
USD/EUR	09/18/2013	CCI	EUR	(277)	(361)	9
USD/EUR	09/18/2013	CCI	EUR	(138)	(180)	4
USD/EUR	09/18/2013	CCI	EUR	(277)	(361)	9
USD/EUR	09/18/2013	CCI	EUR	(415)	(541)	13
USD/EUR	09/18/2013	CCI	EUR	(277)	(361)	9
USD/EUR	09/18/2013	CCI	EUR	(708)	(922)	22
USD/EUR	09/18/2013	CCI	EUR	(27)	(35)	1
USD/EUR	09/18/2013	CCI	EUR	(84)	(109)	1
USD/EUR	09/18/2013	CCI	EUR	(74)	(97)	1
USD/EUR	09/18/2013	CCI	EUR	(223)	(290)	4
USD/EUR	09/18/2013	CCI	EUR	(111)	(145)	2
USD/EUR	09/18/2013	CCI	EUR	(134)	(174)	2
USD/EUR	09/18/2013	CCI	EUR	(67)	(87)	1
USD/EUR	09/18/2013	CCI	EUR	(134)	(174)	2
USD/EUR	09/18/2013	CCI	EUR	(134)	(174)	2
USD/EUR	09/18/2013	CCI	EUR	(592)	(771)	4
USD/EUR	09/18/2013	CCI	EUR	(67)	(87)	1
USD/EUR	09/18/2013	CCI	EUR	(210)	(273)	2

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/EUR	09/18/2013	CCI	EUR	(1,000)	$(1,302)	$3
USD/EUR	09/18/2013	CCI	EUR	(479)	(624)	1
USD/EUR	09/18/2013	CCI	EUR	(1,000)	(1,302)	3
USD/GBP	09/18/2013	CCI	GBP	(1,598)	(2,429)	47
USD/GBP	09/18/2013	CCI	GBP	(1,574)	(2,393)	51
USD/GBP	09/18/2013	CCI	GBP	(1,919)	(2,917)	61
USD/GBP	09/18/2013	CCI	GBP	(2,254)	(3,427)	91
USD/GBP	09/18/2013	CCI	GBP	(195)	(296)	9
USD/GBP	09/18/2013	CCI	GBP	(390)	(593)	19
USD/GBP	09/18/2013	CCI	GBP	(26)	(39)	1
USD/GBP	09/18/2013	CCI	GBP	(51)	(78)	1
USD/GBP	09/18/2013	CCI	GBP	(51)	(78)	1
USD/GBP	09/18/2013	CCI	GBP	(26)	(39)	1
USD/GBP	09/18/2013	CCI	GBP	(51)	(78)	1
USD/GBP	09/18/2013	CCI	GBP	(226)	(344)	4
USD/GBP	09/18/2013	CCI	GBP	(80)	(122)	2
USD/GBP	09/18/2013	CCI	GBP	(657)	(999)	4
USD/JPY	09/18/2013	CCI	JPY	(6,669)	(67)	2
USD/NOK	09/18/2013	CCI	NOK	(1,697)	(279)	15
USD/NOK	09/18/2013	CCI	NOK	(629)	(103)	1
USD/NOK	09/18/2013	CCI	NOK	(472)	(77)	1
USD/NOK	09/18/2013	CCI	NOK	(419)	(69)	1
USD/NOK	09/18/2013	CCI	NOK	(1,258)	(206)	2
USD/NOK	09/18/2013	CCI	NOK	(820)	(135)	1
USD/NOK	09/18/2013	CCI	NOK	(2,047)	(336)	3
USD/NOK	09/18/2013	CCI	NOK	(361)	(59)	(1)
USD/NOK	09/18/2013	CCI	NOK	(230)	(38)	—
USD/NOK	09/18/2013	CCI	NOK	(115)	(19)	—
USD/NOK	09/18/2013	CCI	NOK	(1,018)	(167)	(2)
USD/NOK	09/18/2013	CCI	NOK	(115)	(19)	—
USD/NOK	09/18/2013	CCI	NOK	(230)	(38)	—
USD/NOK	09/18/2013	CCI	NOK	(230)	(38)	—
USD/NOK	09/18/2013	CCI	NOK	(870)	(143)	(1)
USD/NZD	09/18/2013	CCI	NZD	(1,457)	(1,123)	29
USD/NZD	09/18/2013	CCI	NZD	(186)	(143)	3
USD/NZD	09/18/2013	CCI	NZD	(93)	(72)	2
USD/NZD	09/18/2013	CCI	NZD	(186)	(143)	3
USD/NZD	09/18/2013	CCI	NZD	(167)	(129)	4
USD/NZD	09/18/2013	CCI	NZD	(242)	(186)	6
USD/NZD	09/18/2013	CCI	NZD	(93)	(72)	2
USD/NZD	09/18/2013	CCI	NZD	(279)	(215)	6
USD/NZD	09/18/2013	CCI	NZD	(186)	(143)	3
USD/NZD	09/18/2013	CCI	NZD	(93)	(72)	2
USD/NZD	09/18/2013	CCI	NZD	(149)	(115)	3
USD/NZD	09/18/2013	CCI	NZD	(186)	(143)	4
USD/NZD	09/18/2013	CCI	NZD	(1,205)	(929)	(3)
USD/NZD	09/18/2013	CCI	NZD	(443)	(342)	(1)
USD/NZD	09/18/2013	CCI	NZD	(100)	(77)	—
USD/NZD	09/18/2013	CCI	NZD	(50)	(39)	—
USD/NZD	09/18/2013	CCI	NZD	(100)	(77)	—
USD/NZD	09/18/2013	CCI	NZD	(50)	(39)	—
USD/NZD	09/18/2013	CCI	NZD	(157)	(121)	—
USD/NZD	09/18/2013	CCI	NZD	(100)	(77)	—
USD/NZD	09/18/2013	CCI	NZD	(718)	(553)	(4)
USD/SEK	09/18/2013	CCI	SEK	(9,423)	(1,403)	40
USD/SEK	09/18/2013	CCI	SEK	(205)	(31)	1
USD/SEK	09/18/2013	CCI	SEK	(334)	(50)	1
USD/SEK	09/18/2013	CCI	SEK	(231)	(34)	1
USD/SEK	09/18/2013	CCI	SEK	(128)	(19)	1
USD/SEK	09/18/2013	CCI	SEK	(257)	(38)	1
USD/SEK	09/18/2013	CCI	SEK	(257)	(38)	1
USD/SEK	09/18/2013	CCI	SEK	(257)	(38)	1

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/SEK	09/18/2013	CCI	SEK	(128)	$(19)	$1
USD/SEK	09/18/2013	CCI	SEK	(257)	(38)	1
USD/SEK	09/18/2013	CCI	SEK	(128)	(19)	1
USD/SEK	09/18/2013	CCI	SEK	(385)	(57)	2
USD/SEK	09/18/2013	CCI	SEK	(6,642)	(989)	9
USD/SEK	09/18/2013	CCI	SEK	(779)	(116)	1
USD/SEK	09/18/2013	CCI	SEK	(2,314)	(344)	4
USD/SEK	09/18/2013	CCI	SEK	(2,177)	(324)	(3)
USD/SEK	09/18/2013	CCI	SEK	(246)	(37)	—
USD/SEK	09/18/2013	CCI	SEK	(772)	(115)	(1)
USD/SEK	09/18/2013	CCI	SEK	(492)	(73)	(1)
USD/SEK	09/18/2013	CCI	SEK	(246)	(37)	—
USD/SEK	09/18/2013	CCI	SEK	(492)	(73)	(1)
USD/SEK	09/18/2013	CCI	SEK	(492)	(73)	(1)
USD/SEK	09/18/2013	CCI	SEK	(5,576)	(830)	(3)
					$(16,175)	$413

Curian Dynamic Risk Advantage - Diversified Fund - Schedule of Over the Counter Total Return Swap Agreements

Counterparty		Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
BOA	*	Alerian MLP ETF	1-month LIBOR + 0.40%	12/13/2013	$2	$50
BOA	*	Alerian MLP ETF	1-month LIBOR + 0.45%	12/13/2013	3	76
BOA	*	Alerian MLP ETF	1-month LIBOR + 0.50%	12/13/2013	4	104
BOA	*	Alerian MLP ETF	1-month LIBOR + 0.65%	12/13/2013	3	68
CGM	*	Alerian MLP ETF	1-month LIBOR + 0.89%	12/13/2013	2	42
BOA	*	iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.15%	12/13/2013	23	(35)
BOA	*	iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.17%	12/13/2013	31	(46)
BOA	*	iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.30%	12/13/2013	15	(23)
JPM	*	iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.10%	12/13/2013	42	(63)
JPM	*	iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.15%	12/13/2013	30	(45)
MSI	*	iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.20%	12/13/2013	25	(38)
BOA	*	iShares JPMorgan USD Emerging Markets Bond Fund	1-month LIBOR - 0.40%	12/13/2013	15	(54)
BOA	*	iShares JPMorgan USD Emerging Markets Bond Fund	1-month LIBOR - 0.60%	12/13/2013	63	(230)
CGM	*	iShares JPMorgan USD Emerging Markets Bond Fund	1-month LIBOR - 0.55%	12/13/2013	34	(122)
MSI	*	iShares JPMorgan USD Emerging Markets Bond Fund	1-month LIBOR - 0.55%	12/13/2013	46	(167)
CGM	*	SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate + 0.05%	12/13/2013	45	(37)
JPM	*	SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate - 0.12%	12/13/2013	45	(37)
JPM	*	SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate - 0.20%	12/13/2013	52	(43)
MSI	*	SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate + 0.00%	12/13/2013	40	(33)
JPM	*	SPDR Barclays Short Term High Yield Bond ETF	Federal Funds Effective Rate + 0.33%	12/13/2013	349	(26)
BOA	*	Vanguard REIT ETF	Federal Funds Effective Rate + 0.18%	12/13/2013	45	(47)
BOA	*	Vanguard REIT ETF	Federal Funds Effective Rate + 0.40%	12/13/2013	23	(24)
GSI	*	Vanguard REIT ETF	Federal Funds Effective Rate + 0.00%	12/13/2013	23	(24)
GSI	*	Vanguard REIT ETF	Federal Funds Effective Rate + 0.25%	12/13/2013	25	(26)
GSI	*	Vanguard REIT ETF	Federal Funds Effective Rate - 0.05%	12/13/2013	38	(23)
MSI	*	Vanguard REIT ETF	Federal Funds Effective Rate + 0.35%	12/13/2013	60	(62)
MSI	*	Vanguard REIT ETF	Federal Funds Effective Rate + 0.60%	12/13/2013	50	(52)
						$(917)

(1)Notional amount is stated in USD unless otherwise noted.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Curian Dynamic Risk Advantage - Growth Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	2.1%
Emerging Markets Equity	0.1
Domestic Equity	0.1
Short Term Investments*	97.7
Total Investments	100.0%

*

In general, the Fund uses derivatives as direct substitutes for investment in ETFs, ETNs, currencies, global equities, commodities, and stock indices.  Please refer to the Schedules of Investments for the Fund’s derivative investments.

	Shares/Par †	Value
INVESTMENT COMPANIES - 0.2%
iShares Barclays 1-3 Year Treasury Bond Fund	—	$13
iShares MSCI EAFE Index Fund	—	23
iShares Russell 2000 Index Fund	—	2
SPDR S&P 500 ETF Trust - Series 1	—	28
Vanguard MSCI Emerging Markets ETF	1	38

Total Investment Companies (cost $101)		104

SENIOR DEBT NOTES - 2.2%
iPath S&P 500 Dynamic VIX ETN (e)	—	—
iPath S&P 500 VIX Mid-Term Futures ETN (e)	44	1,010
VelocityShares Daily Inverse VIX Short Term ETN (e)	12	241

Total Senior Debt Notes (cost $1,247)		1,251

SHORT TERM INVESTMENTS - 98.8%
Federal Home Loan Bank - 11.3%
Federal Home Loan Bank
0.07%, 08/16/13 (a)	$5,000	4,999
0.08%, 09/06/13 (a)	1,500	1,500
		6,499
Federal Home Loan Mortgage Corp. - 13.0%
Federal Home Loan Mortgage Corp.
0.08%, 07/08/13 - 09/09/13 (a)	6,500	6,500
0.11%, 09/23/13 (a)	1,000	1,000
		7,500
Federal National Mortgage Association - 13.1%
Federal National Mortgage Association
0.05%, 07/17/13 (a)	4,500	4,500
0.06%, 07/24/13 (a)	2,000	2,000
0.07%, 09/11/13 (a)	1,000	1,000
		7,500
Investment Company - 11.2%
JNL Money Market Fund, 0.01% (b) (c)	6,451	6,451

Treasury Securities - 50.2%
U.S. Treasury Bill
0.05%, 07/18/13	$10,000	10,000
0.03%, 08/29/13	8,200	8,200
0.05%, 09/12/13 (d)	10,664	10,663
		28,863

Total Short Term Investments (cost $56,812)		56,813

Total Investments - 101.2% (cost $58,160)		58,168
Other Assets and Liabilities, Net - (1.2%)		(699)
Total Net Assets - 100.0%		$57,469

†                    Par amounts are listed in United States Dollars unless otherwise noted.

(a)              This security is a direct debt of the agency and not collateralized by mortgages.

(b)              Investment in affiliate.

(c)               Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

(d)              All or a portion of the security is pledged or segregated as collateral.  See the Notes to Financial Statements.

(e)               Non-income producing security.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2013

Curian Dynamic Risk Advantage - Growth Fund - Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized (Depreciation)
MSCI Mini EAFE Index Future	September 2013	49	$(62)
MSCI Mini Emerging Markets Index Future	September 2013	71	(7)
Russell 2000 Mini Index Future	September 2013	45	(3)
S&P 500 E-Mini Index Future	September 2013	55	(46)
U.S. Treasury Note Future, 2-Year	September 2013	151	(45)
			$(163)

Curian Dynamic Risk Advantage - Growth Fund - Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	09/18/2013	CCI	AUD	116	$106	$(3)
AUD/USD	09/18/2013	CCI	AUD	117	106	(3)
AUD/USD	09/18/2013	CCI	AUD	167	152	(5)
AUD/USD	09/18/2013	CCI	AUD	156	142	(4)
AUD/USD	09/18/2013	CCI	AUD	35	32	(1)
AUD/USD	09/18/2013	CCI	AUD	64	58	(2)
AUD/USD	09/18/2013	CCI	AUD	24	22	(1)
BRL/USD	09/18/2013	CCI	BRL	1,373	605	(25)
CAD/USD	09/18/2013	CCI	CAD	87	83	(2)
CAD/USD	09/18/2013	CCI	CAD	80	76	(2)
CAD/USD	09/18/2013	CCI	CAD	85	80	(2)
CAD/USD	09/18/2013	CCI	CAD	98	93	(3)
CAD/USD	09/18/2013	CCI	CAD	84	80	(2)
CAD/USD	09/18/2013	CCI	CAD	210	199	(6)
CAD/USD	09/18/2013	CCI	CAD	6	6	—
CLP/USD	09/24/2013	CCI	CLP	320,969	623	(16)
NOK/USD	09/18/2013	CCI	NOK	3,675	603	(28)
NOK/USD	09/18/2013	CCI	NOK	27	4	—
NZD/USD	09/18/2013	CCI	NZD	182	140	(3)
NZD/USD	09/18/2013	CCI	NZD	168	129	(2)
NZD/USD	09/18/2013	CCI	NZD	101	78	(1)
NZD/USD	09/18/2013	CCI	NZD	198	153	(1)
NZD/USD	09/18/2013	CCI	NZD	36	28	(1)
NZD/USD	09/18/2013	CCI	NZD	63	49	(2)
NZD/USD	09/18/2013	CCI	NZD	65	50	(1)
RUB/USD	09/18/2013	CCI	RUB	20,748	623	(16)
USD/AUD	09/18/2013	CCI	AUD	(96)	(87)	—
USD/AUD	09/18/2013	CCI	AUD	(583)	(530)	1
USD/BRL	09/18/2013	CCI	BRL	(149)	(66)	(1)
USD/BRL	09/18/2013	CCI	BRL	(1,224)	(540)	6
USD/CAD	09/18/2013	CCI	CAD	(97)	(92)	1
USD/CAD	09/18/2013	CCI	CAD	(553)	(525)	(1)
USD/CLP	09/24/2013	CCI	CLP	(43,874)	(85)	(1)
USD/CLP	09/24/2013	CCI	CLP	(277,095)	(538)	1
USD/NOK	09/18/2013	CCI	NOK	(491)	(81)	1
USD/NOK	09/18/2013	CCI	NOK	(3,211)	(527)	(2)
USD/NZD	09/18/2013	CCI	NZD	(120)	(92)	—
USD/NZD	09/18/2013	CCI	NZD	(693)	(534)	(1)
USD/RUB	09/18/2013	CCI	RUB	(2,966)	(89)	—
USD/RUB	09/18/2013	CCI	RUB	(17,782)	(534)	—
USD/ZAR	09/18/2013	CCI	ZAR	(918)	(92)	(3)
USD/ZAR	09/18/2013	CCI	ZAR	(5,533)	(553)	(3)
ZAR/USD	09/18/2013	CCI	ZAR	6,451	645	3
					$—	$(131)

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2013

Curian Dynamic Risk Advantage - Growth Fund - Schedule of Over the Counter Total Return Swap Agreements

Counterparty		Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount (1)	Unrealized Appreciation / (Depreciation)
CGM	*	iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate + 0.00%	12/13/2013	$16	$23
CGM	*	iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate + 0.30%	12/13/2013	32	46
GSI	*	iPath S&P 500 VIX Mid-Term Futures ETN	1-week LIBOR - 0.90%	12/13/2013	58	(22)
GSI	*	iPath S&P 500 VIX Mid-Term Futures ETN	1-week LIBOR - 1.70%	12/13/2013	122	(46)
JPM	*	VelocityShares Daily Inverse VIX Short-Term ETN	1-week LIBOR - 0.30%	12/13/2013	103	87
						$88

(1)Notional amount is stated in USD unless otherwise noted.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for  FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Curian Dynamic Risk Advantage - Income Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	39.2%
Global Fixed Income	24.7
Domestic Equity	5.5
Global Equity	5.1
International Equity	4.8
International Fixed Income	4.6
Short Term Investments	16.1
Total Investments	100.0%

	Shares/Par †	Value
INVESTMENT COMPANIES - 99.0%
iShares Barclays 1-3 Year Treasury Bond Fund (a)	612	$51,583
iShares Barclays Capital Intermediate Credit Bond Fund	77	8,250
iShares JPMorgan USD Emerging Markets Bond Fund (a)	74	8,150
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	42	4,318
PIMCO Enhanced Short Maturity ETF (a)	347	35,092
PowerShares Preferred Portfolio (a)	602	8,596
SPDR Barclays High Yield Bond ETF (a)	110	4,327
SPDR Dow Jones Global Real Estate ETF (a)	215	9,029
SPDR S&P Dividend ETF (a)	145	9,600
SPDR S&P International Dividend ETF	192	8,363

Total Investment Companies (cost $149,718)		147,308

SHORT TERM INVESTMENTS - 19.0%
Investment Company - 0.8%
JNL Money Market Fund, 0.01% (b) (c)	1,115	1,115

Securities Lending Collateral - 18.2%
Fidelity Institutional Money Market Portfolio, 0.12% (c)	20,000	20,000
Repurchase Agreement with CSI, 0.10% (Collateralized by $1,427 U.S. Treasury Bond Strip, due 08/15/25-11/15/29, value $892, and $10,985 U.S. Treasury Note Strip, due 08/15/16-02/15/41, value $6,339) acquired on 06/28/13, due 07/01/13 at $7,090	$7,090	7,090
		27,090

Total Short Term Investments (cost $28,205)		28,205

Total Investments - 118.0% (cost $177,923)		175,513
Other Assets and Liabilities, Net - (18.0%)		(26,753)
Total Net Assets - 100.0%		$148,760

†                    Par amounts are listed in United States Dollars unless otherwise noted.

(a)              All or portion of the security was on loan.

(b)              Investment in affiliate.

(c)               Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

Curian/Aberdeen Latin America Fund

Portfolio Composition:	Percentage of Total Investments
Financials	28.2%
Consumer Staples	23.5
Energy	15.2
Materials	9.9
Industrials	9.0
Consumer Discretionary	8.9
Health Care	1.5
Information Technology	0.9
Short Term Investments	2.9
Total Investments	100.0%

	Shares
COMMON STOCKS - 93.7%
ARGENTINA - 3.8%
Tenaris SA - ADR	9	342

BRAZIL - 62.6%
Arezzo Industria e Comercio SA	10	159
Banco Bradesco SA	55	749
BM&F Bovespa SA	27	149
BRF SA	6	138
Cia de Bebidas das Americas	9	313
Cia Hering	10	137
Itau Unibanco Holding SA	37	482
Localiza Rent a Car SA	9	133
Lojas Renner SA	12	329
Multiplan Empreendimentos Imobiliarios SA	15	359
Natura Cosmeticos SA	11	236
Odontoprev SA	32	132
Petroleo Brasileiro SA	103	685
Souza Cruz SA	13	159
Totvs SA	6	86
Ultrapar Participacoes SA	15	346
Vale SA	59	776
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	6	87
WEG SA	8	95
Wilson Sons Ltd. - BDR	10	112
		5,662
CHILE - 4.8%
Banco Santander Chile - ADR	11	261
SACI Falabella	17	179
		440
COLOMBIA - 3.1%
Almacenes Exito SA	9	139
BanColombia SA	10	139
		278
MEXICO - 19.4%
Fomento Economico Mexicano SAB de CV - ADR	4	382
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	7	189
Grupo Aeroportuario del Sureste SA de CV - ADR - Class B	2	200
Grupo Financiero Banorte SAB de CV	69	412
Kimberly-Clark de Mexico SAB de CV - Class A	64	209
Organizacion Soriana SAB de CV	44	163
Wal-Mart de Mexico SAB de CV - Class V	72	200
		1,755

Total Common Stocks (cost $10,156)		8,477

See accompanying Notes to Financial Statements.

	Shares	Value
PREFERRED STOCKS - 3.4%
BRAZIL - 1.3%
Bradespar SA	13	120

CHILE - 2.1%
Embotelladora Andina SA	42	187

Total Preferred Stocks (cost $383)		307

SHORT TERM INVESTMENTS - 2.9%
Investment Company - 2.9%
JNL Money Market Fund, 0.01% (a) (b)	264	264

Total Short Term Investments (cost $264)		264

Total Investments - 100.0% (cost $10,803)		9,048
Other Assets and Liabilities, Net - (0.0%)		(4)
Total Net Assets - 100.0%		$9,044

(a)              Investment in affiliate.

(b)              Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

Curian/American Funds® Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	100.0%

INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - Growth Fund - Class 1	362	$24,236

Total Investment Companies (cost $22,833)		24,236

Total Investments - 100.1% (cost $22,833)		24,236
Other Assets and Liabilities, Net - (0.1%)		(13)
Total Net Assets - 100.0%		$24,223

Curian/Ashmore Emerging Market Small Cap Equity Fund

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	29.2%
Financials	19.2
Industrials	18.6
Information Technology	16.4
Consumer Staples	6.2
Energy	3.9
Materials	2.4
Utilities	1.7
Telecommunication Services	0.8
Health Care	0.4
Short Term Investments	1.2
Total Investments	100.0%

COMMON STOCKS - 85.9%
BRAZIL - 8.8%
Cia de Locacao das Americas	27	$121
Direcional Engenharia SA	31	188
Even Construtora e Incorporadora SA	29	105
Iochpe-Maxion SA	21	233
Mahle-Metal Leve SA Industria e Comercio	19	208
Sonae Sierra Brasil SA	9	91
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	7	102
		1,048
CANADA - 1.0%
Gran Tierra Energy Inc.	20	119

CHILE - 0.9%
Cia Sud Americana de Vapores SA	705	47
Forus SA	10	58
		105
CHINA - 7.6%
Hollysys Automation Technologies Ltd. (a)	10	129
Intime Department Store Group Co. Ltd.	256	248
LightInTheBox Holding Co. Ltd. - ADR (a)	7	97
Noah Holdings Ltd. - ADS	7	61
SouFun Holdings Ltd. - ADR	9	233
Spreadtrum Communications Inc. - ADR	5	143
		911
HONG KONG - 13.4%
China Automation Group Ltd.	464	88
China Dongxiang Group Co.	820	131
Chinasoft International Ltd. (a)	490	133
Comba Telecom Systems Holdings Ltd. (a)	140	44
GOME Electrical Appliances Holdings Ltd. (a)	998	90
Goodbaby International Holdings Ltd.	634	250
Honghua Group Ltd.	105	36
Ju Teng International Holdings Ltd.	174	81
Minth Group Ltd.	176	272
NagaCorp Ltd.	142	110
Pacific Basin Shipping Ltd.	435	246
SPT Energy Group Inc.	206	124
		1,605
INDONESIA - 4.4%
Bumi Serpong Damai PT	654	118
Erajaya Swasembada Tbk PT	363	111
Gajah Tunggal Tbk PT	193	62
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	684	118
Timah Persero Tbk PT	681	70
Wismilak Inti Makmur Tbk PT	555	46
		525
MALAYSIA - 5.4%
AirAsia Bhd	68	68
DRB-Hicom Bhd	132	112
Gamuda Bhd	119	179
Wah Seong Corp. Bhd	94	54
WCT Bhd (b)	292	230
		643
MEXICO - 6.2%
Asesor de Activos Prisma SAPI de CV	35	51
Concentradora Fibra Hotelera Mexicana SA de CV	50	101
Cydsa SAB de CV - Class A	21	74
Empresas ICA SAB de CV - ADR	25	188
Grupo Famsa SAB de CV - Class A (a)	64	111
Infraestructura Energetica Nova SAB de CV - Class II (a)	58	209
		734
NIGERIA - 1.0%
Zenith Bank Plc	1,031	125

PHILIPPINES - 0.6%
Atlas Consolidated Mining & Development	206	70

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
RUSSIAN FEDERATION - 1.1%
TMK OAO - GDR	11	131

SOUTH KOREA - 14.9%
BS Financial Group Inc.	9	113
Gamevil Inc. (a)	1	75
Grand Korea Leisure Co. Ltd.	3	104
GSretail Co. Ltd.	10	243
Hyundai Department Store Co. Ltd.	2	234
Hyundai Development Co.	10	214
Korean Reinsurance Co.	21	194
LG Fashion Corp.	8	188
Modetour Network Inc.	5	120
Nexen Tire Corp.	17	239
Osstem Implant Co. Ltd. (a)	2	54
		1,778
TAIWAN - 15.0%
Catcher Technology Co. Ltd.	57	295
Chicony Electronics Co. Ltd.	21	55
China Life Insurance Co. Ltd.	179	176
Evergreen Marine Corp Taiwan Ltd. (a)	211	115
HTC Corp.	12	95
Hung Poo Real Estate Development Corp.	118	115
Johnson Health Tech Co. Ltd.	22	60
Kinsus Interconnect Technology Corp.	66	249
Parade Technologies Ltd.	12	95
Sanyo Electric Taiwan Co. Ltd.	49	59
Shin Zu Shing Co. Ltd.	48	113
Tainan Spinning Co. Ltd.	412	193
TTFB Co. Ltd.	8	59
TXC Corp.	82	112
		1,791
THAILAND - 4.0%
Amata Corp PCL	159	92
BEC World PCL	51	97
Jasmine International PCL	362	91
Supalai PCL	341	194
		474
TURKEY - 1.6%
Turkiye Sinai Kalkinma Bankasi A/S	199	197

Total Common Stocks (cost $11,182)		10,256

PARTICIPATORY NOTES - 9.9%
INDIA - 5.7%
JPMorgan Chase & Co. Participatory Note (India Cements Ltd.) (b)	$78	75
JPMorgan Chase & Co. Participatory Note (PI Industries Ltd.) (b)	72	156
Merril Lynch International & Co. Participatory Note (Balrampur Chini Mills Ltd.) (b)	140	92
Merril Lynch International & Co. Participatory Note (Dewan Housing Finance Corp Ltd.) (b)	41	108
Merril Lynch International & Co. Participatory Note (ING Vysya Bank Ltd.) (b)	12	121
Merril Lynch International & Co. Participatory Note (KPIT Cummins Infosystems Ltd.) (b)	62	126
		678
RUSSIAN FEDERATION - 1.1%
Merril Lynch International & Co. Participatory Note (Aeroflot - Russian Airlines OJSC) (b)	75	129

SAUDI ARABIA - 2.2%
Deutsche Bank AG Participatory Note (Fawaz Abdulaziz Alhokair & Co.) (b)	3	121
JPMorgan Chase & Co. Participatory Note (Abdullah Al Othaim Markets) (b)	5	144
		265
UNITED ARAB EMIRATES - 0.9%
Merril Lynch International & Co. Participatory Note (Sorouh Real Estate Co.) (b)	147	109

Total Participatory Notes (cost $1,205)		1,181

PREFERRED STOCKS - 4.0%
BRAZIL - 3.1%
Banco ABC Brasil SA	33	$195
Randon Participacoes SA	31	167
		362
CHILE - 0.9%
Coca-Cola Embonor SA	41	110

Total Preferred Stocks (cost $578)		472

SHORT TERM INVESTMENTS - 1.2%
Investment Company - 1.2%
JNL Money Market Fund, 0.01% (c) (d)	148	148

Total Short Term Investments (cost $148)		148

Total Investments - 101.0% (cost $13,113)		12,057
Other Assets and Liabilities, Net - (1.0%)		(123)
Total Net Assets - 100.0%		$11,934

†                      Par amounts are listed in United States Dollars unless otherwise noted.

(a)              Non-income producing security.

(b)              Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(c)               Investment in affiliate.

(d)              Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

See accompanying Notes to Financial Statements.

Curian/Baring International Fixed Income Fund

Portfolio Composition:	Percentage of Total Investments
Government Securities	90.8%
Financials	6.1
Utilities	0.9
Telecommunication Services	0.5
Short Term Investments	1.7
Total Investments	100.0%

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 7.3%
GERMANY - 0.5%
Deutsche Telekom International Finance BV, 4.25%, 07/13/22, EUR	50	73

NETHERLANDS - 4.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.00%, 09/10/15, GBP	90	144
1.85%, 04/12/17, JPY	30,000	316
ING Bank NV, 5.38%, 04/15/21, GBP	100	170
		630
SWEDEN - 0.9%
Skandinaviska Enskilda Banken AB, 2.50%, 09/01/15, EUR	100	134

UNITED KINGDOM - 1.7%
Abbey National Treasury Services Plc, 4.13%, 09/14/17, GBP	80	130
SSE Plc, 8.38%, 11/20/28, GBP	60	130
		260

Total Corporate Bonds and Notes (cost $1,153)		1,097

GOVERNMENT AND AGENCY OBLIGATIONS - 89.5%
AUSTRALIA - 4.2%
Queensland Treasury Corp.
6.00%, 09/14/17, AUD	245	247
6.25%, 06/14/19, AUD	230	238
Western Australian Treasury Corp., 8.00%, 07/15/17, AUD	130	139
		624
AUSTRIA - 2.4%
Austria Government Bond
3.40%, 11/22/22, EUR	100	146
4.15%, 03/15/37, EUR	130	209
		355
BELGIUM - 5.5%
Belgium Government Bond
4.00%, 03/28/18, EUR	100	146
4.25%, 09/28/21, EUR	450	674
		820
CANADA - 4.5%
Canada Housing Trust No. 1, 1.85%, 12/15/16, CAD	210	200
Province of Alberta, Canada, 1.75%, 06/15/17, CAD	150	142
Province of British Columbia, Canada, 3.70%, 12/18/20, CAD	140	141
Province of Ontario, Canada, 3.15%, 09/08/15, CAD	200	197
		680
FINLAND - 2.7%
Finland Government Bond, 2.75%, 07/04/28, EUR	300	406

FRANCE - 8.4%
Agence Francaise de Developpement, 1.80%, 06/19/15, JPY	20,000	206
Caisse Francaise de Financement Local, 1.80%, 05/09/17, JPY	40,000	409
France Government Bond OAT
3.75%, 04/25/21, EUR	150	222
5.75%, 10/25/32, EUR	230	415
		1,252
GERMANY - 3.6%
Bundesrepublik Deutschland, 2.50%, 01/04/21, EUR	50	71
KFW
5.63%, 08/25/17, GBP	130	233
2.05%, 02/16/26, JPY	21,000	239
		543
IRELAND - 1.4%
Ireland Government Bond, 4.60%, 04/18/16, EUR	150	209

ITALY - 9.5%
Italy Buoni Poliennali Del Tesoro
3.75%, 08/01/16 - 08/01/21, EUR	530	691
4.00%, 02/01/17, EUR	150	202
4.25%, 09/01/19, EUR	205	274
4.75%, 08/01/23, EUR	190	254
		1,421
JAPAN - 10.6%
Japan Government Bond
0.80%, 12/20/22, JPY	30,000	302
1.60%, 06/20/30, JPY	25,500	260
1.40%, 12/20/32, JPY	27,000	260
1.70%, 06/20/33, JPY	47,000	474
2.00%, 09/20/41, JPY	27,000	283
		1,579
LUXEMBOURG - 5.0%
European Investment Bank
1.40%, 06/20/17, JPY	36,000	378
4.13%, 12/07/17, GBP	130	220
4.00%, 10/15/37, EUR	100	157
		755
MEXICO - 7.3%
Mexican Bonos
6.00%, 06/18/15, MXN	3,800	302
7.25%, 12/15/16, MXN	5,100	424
8.00%, 12/07/23, MXN	4,000	359
		1,085
NETHERLANDS - 2.3%
Netherlands Government Bond, 3.75%, 01/15/23, EUR	230	345

NORWAY - 0.2%
Norway Government Bond, 2.00%, 05/24/23, NOK	200	31

PHILIPPINES - 2.3%
Asian Development Bank, 2.35%, 06/21/27, JPY	30,000	343

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
POLAND - 6.4%
Poland Government Bond
4.75%, 10/25/16, PLN	1,100	345
5.25%, 10/25/17, PLN	830	266
5.75%, 09/23/22, PLN	1,040	345
		956
SINGAPORE - 1.6%
Singapore Government Bond, 2.50%, 06/01/19, SGD	300	247

SPAIN - 5.3%
Spain Government Bond
3.75%, 10/31/15, EUR	350	466
3.80%, 01/31/17, EUR	150	199
4.10%, 07/30/18, EUR	100	133
		798
SWEDEN - 1.5%
Sweden Government Bond, 3.00%, 07/12/16, SEK	1,400	219

SWITZERLAND - 0.9%
EUROFIMA, 6.00%, 01/28/14, AUD	140	130

UNITED KINGDOM - 2.8%
United Kingdom Treasury Bond, 4.50%, 09/07/34, GBP	230	412

UNITED STATES OF AMERICA - 1.1%
International Bank for Reconstruction & Development, 5.40%, 06/07/21, GBP	90	167

Total Government and Agency Obligations (cost $14,133)		13,377

SHORT TERM INVESTMENTS - 1.7%
Investment Company - 1.7%
JNL Money Market Fund, 0.01% (a) (b)	247	247

Total Short Term Investments (cost $247)		247

Total Investments - 98.5% (cost $15,533)		14,721
Other Assets and Liabilities, Net - 1.5%		225
Total Net Assets - 100.0%		$14,946

†                      Par amounts are listed in United States Dollars unless otherwise noted.

(a)              Investment in affiliate.

(b)              Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

See accompanying Notes to Financial Statements.

Curian/Baring International Fixed Income Fund - Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	07/26/2013	DUB	AUD	96	$88	$(10)
CAD/USD	07/26/2013	CIB	CAD	80	76	(2)
EUR/USD	07/26/2013	CIB	EUR	4,400	5,728	(92)
EUR/USD	07/26/2013	DUB	EUR	95	124	(1)
EUR/USD	07/26/2013	DUB	EUR	100	130	1
GBP/USD	07/26/2013	DUB	GBP	90	137	(1)
JPY/USD	07/26/2013	DUB	JPY	200,000	2,017	(40)
JPY/USD	07/26/2013	DUB	JPY	29,500	297	8
MXN/USD	07/26/2013	CIB	MXN	8,100	624	(39)
NOK/USD	07/26/2013	CIB	NOK	2,000	329	(18)
NOK/USD	07/26/2013	DUB	NOK	2,180	359	(14)
NOK/USD	07/26/2013	NTS	NOK	900	148	(4)
PLN/USD	07/26/2013	CIB	PLN	1,500	451	(24)
SEK/USD	07/26/2013	DUB	SEK	500	75	(1)
SEK/USD	07/26/2013	CIB	SEK	660	98	(4)
SGD/USD	07/26/2013	CIB	SGD	75	59	(2)
USD/AUD	07/26/2013	CIB	AUD	(850)	(776)	99
USD/CAD	07/26/2013	CIB	CAD	(170)	(162)	7
USD/EUR	07/26/2013	DUB	EUR	(4,070)	(5,298)	31
USD/EUR	07/26/2013	CIB	EUR	(80)	(104)	1
USD/EUR	07/26/2013	DUB	EUR	(86)	(112)	2
USD/EUR	07/26/2013	CIB	EUR	(130)	(169)	4
USD/GBP	07/26/2013	CIB	GBP	(390)	(593)	14
USD/GBP	07/26/2013	DUB	GBP	(140)	(213)	(1)
USD/GBP	07/26/2013	DUB	GBP	(100)	(152)	1
USD/GBP	07/26/2013	CIB	GBP	(51)	(78)	1
USD/JPY	07/26/2013	DUB	JPY	(15,000)	(151)	(4)
USD/JPY	07/26/2013	CIB	JPY	(7,000)	(71)	(2)
USD/JPY	07/26/2013	CIB	JPY	(30,190)	(304)	(3)
USD/MXN	07/26/2013	CIB	MXN	(11,830)	(911)	54
USD/MXN	07/26/2013	CIB	MXN	(2,300)	(177)	3
USD/NOK	07/26/2013	DUB	NOK	(2,300)	(378)	18
USD/NOK	07/26/2013	DUB	NOK	(900)	(148)	9
USD/PLN	07/26/2013	DUB	PLN	(3,180)	(956)	44
USD/PLN	07/26/2013	CIB	PLN	(244)	(73)	2
USD/SEK	07/26/2013	DUB	SEK	(2,000)	(298)	9
USD/SGD	07/26/2013	DUB	SGD	(335)	(264)	7
USD/ZAR	07/26/2013	DUB	ZAR	(4,650)	(469)	44
ZAR/USD	07/26/2013	CIB	ZAR	880	89	(8)
ZAR/USD	07/26/2013	CIB	ZAR	3,770	380	(5)
ZAR/USD	08/30/2013	CIB	ZAR	1,700	170	(2)
					$(480)	$82

See accompanying Notes to Financial Statements.

Curian/BlackRock Global Long Short Credit Fund* (h)

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Financials	11.7%
Non-U.S. Government Agency ABS	6.7
Consumer Discretionary	5.3
Government Securities	4.1
Industrials	2.7
Telecommunication Services	1.9
Consumer Staples	1.6
Materials	1.3
Energy	1.3
Information Technology	1.1
Utilities	0.4
Health Care	0.3
Investment Companies	1.2
Short Term Investments	60.4
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Government Securities	98.4%
Information Technology	1.6
Total Short Investments	100.0%

	Shares/Par †	Value
COMMON STOCKS - 0.1%
UNITED STATES OF AMERICA - 0.1%
Other Securities		$232

Total Common Stocks (cost $234)		232

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 7.8%
CANADA - 0.4%
Air Canada Pass-Through Trust
6.63%, 05/15/18 (a)	$700	703
5.38%, 05/15/21 (a)	430	442
		1,145

GERMANY - 0.5%
German Residential Funding Plc, 0.00%, 08/27/18 (b) (c) (d)	1,100	1,432

GUERNSEY - 0.5%
Doric Nimrod Air Alpha Pass-Through Trust, 5.25%, 05/30/23 (a)	1,300	1,300

ITALY - 0.1%
Other Securities		231

SPAIN - 0.5%
AyT Cedulas Cajas XXIII Fondo de Titulizacion de Activos, 4.75%, 06/15/16	1,000	1,316

UNITED KINGDOM - 0.5%
Granite Master Issuer Plc
0.32%, 12/17/54 (b) (c), EUR	593	751
0.32%, 12/20/54 (b) (c), EUR	544	689
		1,440
UNITED STATES OF AMERICA - 4.1%
Acas CLO Ltd., 0.49%, 04/20/21 (a) (c)	1,355	1,326
American Airlines Pass-Through Trust
6.13%, 07/15/18 (a)	1,750	1,689
5.63%, 01/15/21 (a)	1,800	1,782
4.00%, 07/15/25 (a)	450	427
Continental Airlines Inc. Pass-Through Trust, 5.50%, 10/29/20	230	232
Continental Airlines Pass-Through Certificates, 6.13%, 04/29/18	1,000	1,010
US Airways Pass-Through Trust
5.45%, 06/03/18	2,700	2,565
8.00%, 10/01/19	230	251
6.75%, 06/03/21	680	707
5.38%, 11/15/21	1,620	1,598
Other Securities		3,722
		15,309
Total Non-U.S. Government Agency Asset-Backed Securities (cost $22,734)		22,173

CORPORATE BONDS AND NOTES - 31.4%
BELGIUM - 0.1%
Other Securities		215

CANADA - 0.3%
Other Securities		788

CZECH REPUBLIC - 0.2%
Other Securities		479

FINLAND - 0.5%
Citycon OYJ, 3.75%, 06/24/20 (b), EUR	1,120	1,440

FRANCE - 1.8%
Autoroutes du Sud de la France SA, 2.88%, 01/18/23, EUR	1,200	1,572
Plastic Omnium SA, 2.88%, 05/29/20, EUR	1,300	1,597
Other Securities		1,897
		5,066
GERMANY - 1.8%
Other Securities		5,305

IRELAND - 0.6%
Other Securities		1,676

ITALY - 1.2%
Telecom Italia SpA, 6.38%, 06/24/19, GBP	1,000	1,554
Other Securities		1,920
		3,474
JAMAICA - 0.1%
Other Securities		354

JERSEY - 0.4%
Atrium European Real Estate Ltd., 4.00%, 04/20/20 (b), EUR	800	1,037

LUXEMBOURG - 1.4%
GELF Bond Issuer I SA, 3.13%, 04/03/18 (b), EUR	1,215	1,567
Other Securities		2,517
		4,084
NETHERLANDS - 0.8%
Other Securities		2,262

NORWAY - 0.1%
Other Securities		349

PORTUGAL - 0.3%
Other Securities		797

SPAIN - 2.1%
Ayt Cedulas Cajas Global
3.50%, 03/14/16, EUR	800	1,029
3.75%, 12/14/22, EUR	800	864
AyT Cedulas Cajas X Fondo de Titulizacion, 0.29%, 06/30/15, EUR	1,000	1,220

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2013

	Shares/Par †	Value
Other Securities		2,860
		5,973
SWITZERLAND - 0.3%
Other Securities		889

UNITED KINGDOM - 5.2%
AA Bond Co. Ltd.
9.50%, 07/31/19 (b), GBP	390	615
6.27%, 07/31/25 (b), GBP	740	1,147
Enterprise Inns Plc, 6.50%, 12/06/18 (b), GBP	853	1,271
Lloyds TSB Bank Plc
6.50%, 03/24/20 (b), EUR	380	542
11.88%, 12/16/21 (b), EUR	400	630
Rio Tinto Finance USA Plc, 2.25%, 12/14/18	1,325	1,287
Unique Pub Finance Co. Plc, 5.66%, 06/30/27, GBP	1,671	2,352
Vodafone Group Plc, 8.13%, 11/26/18, GBP	680	1,318
Other Securities		5,720
		14,882
UNITED STATES OF AMERICA - 14.2%
Bank of America Corp.
5.65%, 05/01/18	1,100	1,222
3.30%, 01/11/23	590	557
Ceridian Corp.
8.88%, 07/15/19 (a)	368	409
11.00%, 03/15/21 (a)	750	829
Citigroup Inc.
5.95% (callable at 100 beginning 01/30/23) (c) (g)	530	527
8.13%, 07/15/39	1,150	1,520
Ford Motor Co., 4.75%, 01/15/43	450	396
Ford Motor Credit Co. LLC, 1.53%, 05/09/16	680	685
General Motors Financial Co. Inc.
2.75%, 05/15/16 (a)	403	397
3.25%, 05/15/18 (a)	760	739
Glencore Funding LLC
1.57%, 01/15/19 (a)	1,100	1,022
4.13%, 05/30/23 (a)	1,362	1,214
Meccanica Holdings USA Inc.
6.25%, 07/15/19 (a)	510	523
6.25%, 01/15/40 (a)	920	763
MetLife Inc., 6.40%, 12/15/36	1,200	1,227
Morgan Stanley, 5.63%, 09/23/19	1,250	1,343
Philip Morris International Inc., 1.75%, 03/19/20, EUR	1,205	1,521
Roper Industries Inc., 2.05%, 10/01/18	1,200	1,177
Other Securities		24,513
		40,584
Total Corporate Bonds and Notes (cost $94,106)		89,654

GOVERNMENT AND AGENCY OBLIGATIONS - 4.8%

BELGIUM - 0.6%
Belgium Government Bond, 2.25%, 06/22/23, EUR	1,440	1,807

FRANCE - 1.6%
France Government Bond, 4.25%, 10/25/23, EUR	3,050	4,630

PORTUGAL - 0.5%
Portugal Government International Bond, 3.50%, 03/25/15 (b)	1,250	1,243

SPAIN - 2.1%
Autonomous Community of Valencia, Spain
3.25%, 07/06/15, EUR	900	1,121
4.38%, 07/16/15, EUR	1,000	1,281

	Shares/Par/Contracts †
Spain Government Bond
4.85%, 10/31/20, EUR	2,025	2,719
5.40%, 01/31/23, EUR	510	697
		5,818
UNITED STATES OF AMERICA - 0.0%
Other Securities		4
Total Government and Agency Obligations (cost $13,960)		13,502

INVESTMENT COMPANIES - 1.4%
PowerShares Senior Loan Portfolio	165	4,084
Total Investment Companies (cost $4,113)		4,084

PREFERRED STOCKS - 0.4%

UNITED STATES OF AMERICA - 0.4%
Other Securities		1,202
Total Preferred Stocks (cost $1,256)		1,202

PURCHASED OPTIONS - 0.0%
Other Securities		72
Total Purchased Options (cost $52)		72

SHORT TERM INVESTMENTS - 70.1%

Investment Company - 52.6%
JNL Money Market Fund, 0.01% (e) (f)	150,009	150,009

Repurchase Agreements - 17.5%
Belgium - 1.7%
Repurchase Agreement with BBP, (0.04)% (Collateralized by EUR 2,880 Belgium Government Bond, 4.00%, due 03/28/18, value EUR 3,230) acquired on 05/21/13 open maturity at $4,345, EUR	3,338	4,345
Repurchase Agreement with BBP, (0.05)% (Collateralized by EUR 290 Belgium Government Bond, 4.00%, due 03/28/18, value EUR 325) acquired on 05/22/13 open maturity at $442, EUR	340	442
		4,787
Brazil - 0.1%
Repurchase Agreement with BBP, (0.15)% (Collateralized by $430 Petrobras Global Finance BV, 4.38%, due 05/20/23, value $394) acquired on 06/05/13 open maturity at $416	416	416

France - 3.6%
Repurchase Agreement with BBP, (0.10)% (Collateralized by EUR 6,100 France Government Bond, 4.00%, due 04/25/18, value EUR 6,913) acquired on 05/22/13 open maturity at $9,331, EUR	7,168	9,331
Repurchase Agreement with BBP, (0.10)% (Collateralized by EUR 610 France Government Bond, 4.00%, due 04/25/18, value EUR 691) acquired on 05/22/13 open maturity at $929, EUR	714	929
		10,260
Italy - 0.3%
Repurchase Agreement with BBP, (0.18)% (Collateralized by EUR 340 Italy Buoni Poliennali Del Tesoro, 3.75%, due 08/01/21, value EUR 336) acquired on 05/23/13 open maturity at $467, EUR	359	467

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2013

	Shares/Par †	Value
Repurchase Agreement with BBP, (0.28)% (Collateralized by EUR 340 Italy Buoni Poliennali Del Tesoro, 3.75%, due 08/01/21, value EUR 336) acquired on 05/24/13 open maturity at $464, EUR	357	464
		931
Portugal - 0.6%
Repurchase Agreement with BBP, (0.09)% (Collateralized by EUR 385 Portugal Obrigacoes do Tesouro OT, 4.45%, due 06/15/18, value EUR 366) acquired on 06/06/13 open maturity at $544, EUR	418	544
Repurchase Agreement with BBP, (0.28)% (Collateralized by EUR 765 Portugal Obrigacoes do Tesouro OT, 4.45%, due 06/15/18, value EUR 728) acquired on 06/03/13 open maturity at $1,086, EUR	834	1,086
		1,630
Spain - 4.1%
Repurchase Agreement with BBP, (0.04)% (Collateralized by EUR 1,013 Spain Government Bond, 5.50%, due 07/30/17, value EUR 1,094) acquired on 05/23/13 open maturity at $1,532, EUR	1,177	1,532
Repurchase Agreement with MSC, (0.05)% (Collateralized by EUR 800 Spain Government Bond, 5.85%, due 01/31/23, value EUR 870) acquired on 05/02/13 open maturity at $1,207, EUR	927	1,207
Repurchase Agreement with MSC, (0.10)% (Collateralized by EUR 3,650 Spain Government Bond, 5.50%, due 07/30/17, value EUR 3,937) acquired on 05/02/13 open maturity at $5,492, EUR	4,219	5,492
Repurchase Agreement with MSC, (0.10)% (Collateralized by EUR 800 Spain Government Bond, 5.50%, due 04/30/21, value EUR 859) acquired on 05/02/13 open maturity at $1,174, EUR	902	1,174
Repurchase Agreement with MSC, (0.35)% (Collateralized by EUR 1,600 Spain Government Bond, 4.10%, due 07/30/18, value EUR 1,633) acquired 05/02/13 open maturity at $2,272, EUR	1,746	2,272
		11,677
United States of America - 7.1%
Repurchase Agreement with BBP, (0.10)% (Collateralized by $875 Microsoft Corp., 2.38%, due 05/01/23, value $811) acquired on 06/14/13 open maturity at $838	$838	838
Repurchase Agreement with BCL, (0.10)% (Collateralized by $370 Thomson Reuters Corp., 4.50%, due 05/23/43, value $329) acquired on 05/28/13 open maturity at $360	360	360
Repurchase Agreement with BCL, (0.10)% (Collateralized by $639 Texas Instruments Inc., 1.00%, due 05/01/18, value $611) acquired on 05/28/13 open maturity at $639	639	639
Repurchase Agreement with CSI, (0.01)% (Collateralized by $7,729 U.S. Treasury Note, 1.75%, due 05/15/23, value 7,234) acquired on 06/28/13 due 07/01/13 at $7,265	7,265	7,265
Repurchase Agreement with CSI, (0.03)% (Collateralized by $4,510 U.S. Treasury Note, 0.63%, due 04/30/18, value $4,357) acquired on 06/24/13 due 07/09/13 at $4,346	4,346	4,346
Repurchase Agreement with CSI, 0.00% (Collateralized by $3,195 U.S. Treasury Bond, 3.13%, due 02/15/43, value $2,986) acquired on 06/24/13 due 07/09/13 at $2,943	2,943	2,943
Repurchase Agreement with DUB, (0.01)% (Collateralized by $980 U.S. Treasury Note, 1.38%, due 05/31/20, value $945) acquired on 06/26/13 due 07/09/13 at $942	942	942
Repurchase Agreement with DUB, (0.02)% (Collateralized by $140 U.S. Treasury Note, 1.00%, due 05/31/18, value $138) acquired on 06/26/13 due 07/09/13 at $137	137	137
Repurchase Agreement with DUB, (0.10)% (Collateralized by $380 Broadcom Corp., 2.50%, due 08/15/22, value $348) acquired on 05/28/13 open maturity at $369	369	369
Repurchase Agreement with DUB, (0.12)% (Collateralized by $1,643 U.S. Treasury Note, 1.00%, due 05/31/18, value $1,614) acquired on 06/24/13 due 07/09/13 at $1,604	1,604	1,604
Repurchase Agreement with DUB, (0.15)% (Collateralized by $650 U.S. Treasury Note, 1.25%, due 04/30/20, value $618) acquired on 05/24/13 open maturity at $640	640	640
Repurchase Agreement with DUB, (0.25)% (Collateralized by $89 Texas Industries Inc., 9.25%, due 08/15/20, value $95) acquired on 06/27/13 open maturity at $98	98	98
		20,181
		49,882
Total Short Term Investments (cost $199,760)		199,891

Total Investments - 116.0% (cost $336,215)		330,810
Total Securities Sold Short - (15.7%) (proceeds $45,866)		(44,776)
Other Assets and Liabilities, Net - (0.3%)		(754)
Total Net Assets - 100.0%		$285,280

SECURITIES SOLD SHORT - 15.7%

CORPORATE BONDS AND NOTES - 0.3%

UNITED STATES OF AMERICA - 0.3%
Texas Instruments Inc., 1.00%, 05/01/18	$650	$621
Texas Industries Inc., 9.25%, 08/15/20	89	96
Total Corporate Bonds and Notes (proceeds $733)		717

GOVERNMENT AND AGENCY OBLIGATIONS - 15.4%

BELGIUM - 1.6%
Belgium Government Bond, 4.00%, 03/28/18, EUR	3,170	4,627

FRANCE - 3.5%
France Government Bond, 4.00%, 04/25/18, EUR	6,710	9,905

ITALY - 0.3%
Italy Buoni Poliennali Del Tesoro, 3.75%, 08/01/21, EUR	680	874

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
PORTUGAL - 0.5%
Portugal Obrigacoes do Tesouro OT, 4.45%, 06/15/18, EUR	1,150	1,426

SPAIN - 3.8%
Spain Government Bond
5.50%, 07/30/17 - 04/30/21, EUR	5,463	7,663
4.10%, 07/30/18, EUR	1,600	2,124
5.85%, 01/31/22, EUR	800	1,132
		10,919
UNITED STATES OF AMERICA - 5.7%
U.S. Treasury Bond, 3.13%, 02/15/43	3,195	2,986
U.S. Treasury Note
0.63%, 04/30/18	4,510	4,357
1.00%, 05/31/18	1,143	1,123
1.38%, 05/31/20	980	945
1.75%, 05/15/23	7,369	6,897
		16,308
Total Government and Agency Obligations (proceeds $45,133)		44,059
Total Securities Sold Short - 15.7% (proceeds $45,866)		$44,776

†                                         Par amounts are listed in United States Dollars unless otherwise noted.  Options are quoted in unrounded number of contracts.

(a)                                 Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $28,501.

(b)                                 Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(c)                                  Variable rate security. Rate stated was in effect as of June 30, 2013.

(d)                                 Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(e)                                  Investment in affiliate.

(f)                                   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

(g)                                  Perpetual security.

(h)                                 For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2013.  In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*                                         A Summary Schedule of Investments is presented for this portfolio.  For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Annuity Service Center at 1-800-873-5654.

See accompanying Notes to Financial Statements.

Curian/BlackRock Global Long Short Credit Fund

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities, that have not been deemed liquid, held by the Fund at June 30, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
AA Bond Co. Ltd., 6.27%, 07/31/25	06/26/2013	$1,142	$1,147	0.4%
AA Bond Co. Ltd., 9.50%, 07/31/19	06/26/2013	602	615	0.2
Atrium European Real Estate Ltd., 4.00%, 04/20/20	05/03/2013	1,053	1,037	0.4
BUPA Finance Plc, 5.00%, 04/25/23	05/03/2013	553	490	0.2
Banca Monte dei Paschi di Siena SpA, 4.88%, 09/15/16	06/28/2013	232	231	0.1
Barclays Bank Plc, 6.63%, 03/30/22	05/03/2013	639	583	0.2
Bayerische Landesbank, 4.50%, 02/07/19	05/08/2013	951	906	0.3
CRH Finance Ltd., 3.13%, 04/03/23	05/03/2013	892	827	0.3
Caixa Geral de Depositos SA, 5.63%, 12/04/15	05/03/2013	821	797	0.3
Caja Rural de Navarra, 2.88%, 06/11/18	05/30/2013	769	756	0.3
Citycon OYJ, 3.75%, 06/24/20	06/17/2013	1,487	1,440	0.5
Co-operative Group Holdings 2011, 6.88%, 07/08/20	05/03/2013	562	476	0.2
Electricite de France SA, 2.75%, 03/10/23	05/03/2013	273	255	0.1
Enel Finance International NV, 4.88%, 04/17/23	05/03/2013	581	538	0.2
Enterprise Inns Plc, 6.50%, 12/06/18	05/03/2013	1,335	1,271	0.4
Eutelsat SA, 3.13%, 10/10/22	05/03/2013	552	523	0.2
Evonik Industries AG, 1.88%, 04/08/20	05/03/2013	690	661	0.3
GE Capital European Funding, 1.00%, 05/02/17	05/03/2013	1,029	1,012	0.4
GELF Bond Issuer I SA, 3.13%, 04/03/18	05/03/2013	1,606	1,567	0.5
GKN Holdings Plc, 5.38%, 09/19/22	05/03/2013	1,162	1,034	0.4
German Residential Funding Plc, 0.00%, 08/27/18	06/14/2013	1,470	1,432	0.5
Granite Master Issuer Plc, 0.32%, 12/17/54	06/28/2013	754	751	0.3
Granite Master Issuer Plc, 0.32%, 12/20/54	06/28/2013	692	689	0.2
HSH Nordbank AG, 1.04%, 02/14/17	05/03/2013	701	639	0.2
House of Fraser Funding Plc, 8.88%, 08/15/18	05/03/2013	915	888	0.3
IVS F. SpA, 7.13%, 04/01/20	05/03/2013	863	812	0.3
Lloyds TSB Bank Plc, 6.50%, 03/24/20	05/23/2013	571	542	0.2
Lloyds TSB Bank Plc, 11.88%, 12/16/21	05/03/2013	657	630	0.2
Lynx II Corp., 7.00%, 04/15/23	05/03/2013	563	515	0.2
Muenchener Rueckversicherungs AG, 6.00%, 05/26/41	05/03/2013	629	591	0.2
Nationwide Building Society, 4.13%, 03/20/23	05/23/2013	658	616	0.2
Portugal Government International Bond, 3.50%, 03/25/15	06/04/2013	1,254	1,243	0.5
RPG Byty Sro, 6.75%, 05/01/20	05/06/2013	532	479	0.2
Schaeffler Finance BV, 4.25%, 05/15/18	05/06/2013	1,082	1,032	0.4
Servus Luxembourg Holding SCA, 7.75%, 06/15/18	06/03/2013	779	766	0.3
Snam SpA, 3.88%, 03/19/18	05/03/2013	575	555	0.2
TMF Group Holding BV, 9.88%, 12/01/19	06/26/2013	424	417	0.2
UBS AG, 4.75%, 05/22/23	05/16/2013	660	624	0.2
UniCredit SpA, 6.95%, 10/31/22	05/24/2013	866	827	0.3
Wells Fargo & Co., 2.25%, 05/02/23	05/03/2013	647	613	0.2
		$32,223	$30,827	11.2%

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2013

Curian/BlackRock Global Long Short Credit Fund - Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
Euro Stoxx 50 Future	September 2013	38	$2
Euro-Bobl Future	September 2013	81	(97)
Euro-Bund Future	September 2013	(104)	231
S&P 500 E-Mini Index Future	September 2013	(9)	1
U.K. Long Gilt Future	September 2013	(34)	159
U.S. Treasury Note Future, 10-Year	September 2013	(14)	38
U.S. Treasury Note Future, 5-Year	September 2013	(6)	9
Ultra Long Term U.S. Treasury Bond Future, 30-Year	September 2013	(1)	5
			$348

Curian/BlackRock Global Long Short Credit Fund - Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
EUR/USD	07/23/2013	DUB	EUR	1,660	$2,161	$9
EUR/USD	07/23/2013	DUB	EUR	1,270	1,653	(40)
USD/EUR	07/23/2013	CGM	EUR	(22,942)	(29,865)	122
USD/EUR	07/23/2013	CSI	EUR	(4,000)	(5,207)	44
USD/EUR	07/23/2013	BOA	EUR	(807)	(1,051)	6
USD/EUR	07/23/2013	GSC	EUR	(300)	(391)	1
USD/EUR	07/23/2013	GSC	EUR	(1,510)	(1,966)	(18)
USD/EUR	07/23/2013	GSC	EUR	(1,238)	(1,612)	(13)
USD/EUR	07/23/2013	DUB	EUR	(4,269)	(5,557)	(35)
USD/EUR	07/23/2013	DUB	EUR	(328)	(426)	(3)
USD/EUR	07/23/2013	CIT	EUR	(712)	(926)	(5)
USD/EUR	07/23/2013	DUB	EUR	(1,851)	(2,410)	(13)
USD/EUR	07/23/2013	DUB	EUR	(766)	(997)	(11)
USD/EUR	07/23/2013	CIT	EUR	(100)	(130)	—
USD/EUR	07/23/2013	CIT	EUR	(44)	(57)	—
USD/EUR	07/23/2013	CIT	EUR	(599)	(780)	(2)
USD/EUR	07/23/2013	CIT	EUR	(500)	(651)	4
USD/EUR	07/23/2013	JPM	EUR	(170)	(221)	5
USD/EUR	07/23/2013	BNP	EUR	(300)	(391)	1
USD/EUR	07/24/2013	JPM	EUR	(1,440)	(1,875)	23
USD/GBP	07/17/2013	CIT	GBP	(4,244)	(6,454)	147
USD/GBP	07/17/2013	CIT	GBP	(899)	(1,367)	24
USD/GBP	07/17/2013	GSC	GBP	(690)	(1,049)	17
USD/GBP	07/17/2013	GSC	GBP	(800)	(1,217)	(1)
USD/GBP	07/17/2013	GSC	GBP	(94)	(143)	—
USD/GBP	07/17/2013	NTS	GBP	(1,999)	(3,040)	8
					$(63,969)	$270

Curian/BlackRock Global Long Short Credit Fund - Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Receive / Pay Rate(7)	Expiration Date	Notional Amount (1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
Credit default swap agreements - sell protection (3)
BNP	Accor SA, 2.88%, 06/19/2017	1.47%	1.00%	06/20/2018	$(898)	$(20)	$(4)
GSI	Advanced Micro Devices Inc., 7.75%, 08/01/2020	6.36%	5.00%	06/20/2018	(200)	(11)	5
MSS	Advanced Micro Devices Inc., 7.75%, 08/01/2020	6.36%	5.00%	06/20/2018	(400)	(22)	3
GSI	Advanced Micro Devices Inc., 7.75%, 08/01/2020	6.54%	5.00%	09/20/2018	(200)	(13)	3
JPM	Advanced Micro Devices Inc., 7.75%, 08/01/2020	6.54%	5.00%	09/20/2018	(200)	(13)	1
CSI	Ardagh Packaging Finance Plc, 9.25%, 10/15/2020	5.42%	5.00%	06/20/2018	(1,692)	(30)	(99)
BBP	Aviva Plc, 9.50%, 06/20/2016	1.72%	1.00%	06/20/2018	(683)	(23)	(9)
CSI	Aviva Plc, 9.50%, 06/20/2016	1.72%	1.00%	06/20/2018	(1,581)	(53)	(11)
JPM	Daimler AG, 2.00%, 05/05/2017	0.88%	1.00%	06/20/2018	(234)	1	(1)
CIT	Glencore International AG, 5.25%, 10/11/2013	2.69%	1.00%	06/20/2018	(1,054)	(81)	(37)
CIT	Glencore International AG, 6.50%, 02/27/2019	2.69%	1.00%	06/20/2018	(469)	(36)	(9)

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2013

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Receive / Pay Rate(7)	Expiration Date	Notional Amount (1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
Credit default swap agreements - sell protection (3) (continued)
CSI	Glencore International AG, 5.25%, 10/11/2013	2.69%	1.00%	06/20/2018	$(234)	$(18)	$(10)
GSI	Glencore International AG, 5.25%, 10/11/2013	2.69%	1.00%	06/20/2018	(286)	(22)	(4)
JPM	Glencore International AG, 6.50%, 02/27/2019	2.69%	1.00%	06/20/2018	(573)	(44)	(7)
JPM	Glencore International AG, 6.50%, 02/27/2019	2.69%	1.00%	06/20/2018	(286)	(22)	(5)
CIT	Holcim Ltd., 4.38%, 12/09/2014	1.47%	1.00%	06/20/2018	(1,080)	(24)	(3)
BNP	Holcim Ltd., 4.38%, 12/09/2014	1.54%	1.00%	09/20/2018	(247)	(7)	(1)
JPM	Holcim Ltd., 4.38%, 12/09/2014	1.54%	1.00%	09/20/2018	(573)	(15)	1
BBP	iTraxx Europe Crossover Series 19	N/A	5.00%	06/20/2018	(2,812)	26	(47)
JPM	iTraxx Europe Crossover Series 19	N/A	5.00%	06/20/2018	(1,263)	12	(48)
BBP	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	(1,458)	(46)	(9)
CIT	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	(1,445)	(46)	(8)
CIT	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	(1,445)	(46)	(7)
DUB	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	(1,184)	(37)	(9)
BOA	iTraxx Europe Series 19	N/A	1.00%	06/20/2018	(5,571)	(51)	(28)
BOA	iTraxx Europe Series 19	N/A	1.00%	06/20/2018	(2,851)	(26)	7
JPM	iTraxx Europe Series 19	N/A	1.00%	06/20/2018	(5,779)	(53)	27
JPM	iTraxx Europe Series 19	N/A	1.00%	06/20/2018	(6,183)	(57)	(3)
CIT	Jaguar Land Rover Plc, 8.13%, 05/15/2018	3.17%	5.00%	06/20/2018	(1,041)	86	(33)
CSI	Metro AG, 7.63%, 03/05/2015	1.82%	1.00%	06/20/2018	(234)	(9)	(4)
BBP	Republic of France, 4.25%, 04/25/2019	1.31%	0.25%	06/20/2023	(780)	(70)	(9)
JPM	Republic of France, 4.25%, 04/25/2019	1.31%	0.25%	06/20/2023	(845)	(76)	(11)
CIT	Republic of France, 4.25%, 04/25/2019	1.31%	0.25%	06/20/2023	(845)	(76)	(6)
JPM	RWE AG, 5.75%, 02/14/2033	0.92%	1.00%	06/20/2018	(898)	3	(5)
CSI	Sabre Holdings Corp., 6.35%, 03/15/2016	3.93%	5.00%	06/20/2018	(900)	43	(18)
BNP	Saint-Gobain Nederland BV, 5.00%, 04/25/2014	1.51%	1.00%	06/20/2018	(508)	(12)	(1)
BOA	Saint-Gobain Nederland BV, 5.00%, 04/25/2014	1.51%	1.00%	06/20/2018	(573)	(14)	(1)
BOA	Saint-Gobain Nederland BV, 5.00%, 04/25/2014	1.51%	1.00%	06/20/2018	(898)	(22)	(1)
JPM	Saint-Gobain Nederland BV, 5.00%, 04/25/2014	1.51%	1.00%	06/20/2018	(573)	(14)	(2)
JPM	Saint-Gobain Nederland BV, 5.00%, 04/25/2014	1.58%	1.00%	09/20/2018	(573)	(16)	2
BBP	Schaeffler Finance BV, 7.75%, 02/15/2017	3.37%	5.00%	06/20/2018	(1,302)	95	(43)
CSI	Solvay SA, 4.63%, 06/27/2018	1.15%	1.00%	06/20/2018	(234)	(2)	(2)
CSI	Sunrise Communications Holdings SA, 8.50%, 12/31/2018	4.60%	5.00%	06/20/2018	(1,952)	34	(61)
BBP	Telecom Italia SpA, 5.38%, 01/29/2019	3.17%	1.00%	06/20/2018	(286)	(28)	2
BOA	Telecom Italia SpA, 5.38%, 01/29/2019	3.17%	1.00%	06/20/2018	(573)	(56)	—
GSI	Telecom Italia SpA, 5.38%, 01/29/2019	3.17%	1.00%	06/20/2018	(286)	(28)	(1)
GSI	Telecom Italia SpA, 5.38%, 01/29/2019	3.28%	1.00%	09/20/2018	(768)	(82)	10
GSI	Tesco Plc, 6.00, 12/14/2029	0.96%	1.00%	06/20/2018	(898)	2	(8)
BBP	ThyssenKrupp AG, 4.38%, 03/18/2015	3.34%	1.00%	06/20/2018	(1,302)	(136)	(54)
CSI	ThyssenKrupp AG, 4.38%, 03/18/2015	3.34%	1.00%	06/20/2018	(1,041)	(109)	(27)
JPM	Vinci SA, 4.13%, 02/20/2017	1.21%	1.00%	06/20/2018	(234)	(2)	(3)
JPM	Volkswagen AG, 5.38%, 05/22/2018	0.87%	1.00%	06/20/2018	(234)	1	(1)
					$(58,662)	$(1,266)	$(588)

Credit default swap agreements - purchase protection (2)
BBP	Apache Corp., 7.00%, 02/01/2018	N/A	1.00%	06/20/2018	$550	$(8)	$3
CIT	Apache Corp., 7.00%, 02/01/2018	N/A	1.00%	06/20/2018	280	(4)	3
JPM	Apache Corp., 7.00%, 02/01/2018	N/A	1.00%	06/20/2018	920	(13)	8
BBP	Apache Corp., 7.00%, 02/01/2018	N/A	1.00%	09/20/2018	500	(7)	2
CSI	Apache Corp., 7.00%, 02/01/2018	N/A	1.00%	09/20/2018	400	(5)	—
BBP	AXA SA, 4.50%, 01/23/2015	N/A	1.00%	06/20/2018	683	20	5
CSI	AXA SA, 4.50%, 01/23/2015	N/A	1.00%	06/20/2018	1,581	46	3
BBP	Banco Bilbao Vizcaya Argentaria SA, 4.88%, 01/23/2014	N/A	3.00%	06/20/2018	1,041	3	17
GSI	Banco Bilbao Vizcaya Argentaria SA, 4.88%, 01/23/2014	N/A	3.00%	06/20/2018	273	1	2
BNP	Banco de Sabadell SA, 0.36%, 10/04/2016	N/A	5.00%	06/20/2018	1,562	(25)	30
JPM	Caterpillar Inc., 5.70%, 08/15/2016	N/A	1.00%	06/20/2018	1,250	(12)	10
BNP	Caterpillar Inc., 5.70%, 08/15/2016	N/A	1.00%	09/20/2018	400	(3)	1
CIT	Clariant AG, 3.13%, 06/09/2017	N/A	1.00%	06/20/2018	521	12	—
JPM	Computer Sciences Corp., 6.50%, 03/15/2018	N/A	5.00%	06/20/2018	900	(149)	5

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Receive / Pay Rate(7)	Expiration Date	Notional Amount (1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
Credit default swap agreements - purchase protection (2) (continued)
CIT	ConocoPhillips, 5.90%, 10/15/2032	N/A	1.00%	06/20/2018	$560	$(16)	$4
JPM	Expedia Inc., 7.46%, 08/15/2018	N/A	1.00%	06/20/2018	800	21	3
CIT	Finmeccanica Finance S.A., 5.75%, 12/12/2018	N/A	5.00%	06/20/2018	475	(25)	10
CIT	Halliburton Co., 8.75%, 02/15/2021	N/A	1.00%	06/20/2018	560	(14)	3
BBP	iTraxx Europe Crossover Series 19	N/A	5.00%	06/20/2018	1,263	(12)	12
CIT	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	1,445	46	10
CIT	iTraxx Europe Series 9	N/A	5.00%	06/20/2018	2,369	351	93
CIT	Occidental Petroleum Corp., 4.13%, 06/01/2016	N/A	1.00%	06/20/2018	560	(7)	5
CIT	Peugeot SA, 8.38%, 07/15/2014	N/A	5.00%	06/20/2018	2,083	145	17
BBP	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	1,275	31	8
CIT	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	1,385	34	5
JPM	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	1,380	34	12
JPM	Republic of Portugal, 5.45%, 09/23/2013	N/A	1.00%	06/20/2015	1,250	38	10
BBP	Republic of Portugal, 5.45%, 09/23/2013	N/A	1.00%	12/20/2015	780	35	5
BBP	Saint-Gobain Nederland BV, 5.00%, 04/25/2014	N/A	1.00%	06/20/2018	1,041	25	4
					$28,088	$540	$289

(1)Notional amount is stated in USD.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Curian/DFA U.S. Micro Cap Fund* (f)

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	16.6%
Information Technology	15.9
Industrials	14.5
Financials	13.7
Health Care	7.9
Materials	5.8
Energy	5.0
Consumer Staples	3.0
Utilities	1.2
Telecommunication Services	1.1
Short Term Investments	15.3
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 19.5%
Arbitron Inc.	10	$461
Asbury Automotive Group Inc. (a)	11	422
Belo Corp. - Class A	29	400
Bob Evans Farms Inc.	8	396
Churchill Downs Inc.	6	448
Conn’s Inc. (a)	13	661
DineEquity Inc.	6	382
G-III Apparel Group Ltd. (a)	8	380
iRobot Corp. (a) (b)	10	379
Lithia Motors Inc. - Class A	8	422
Rue21 Inc. (a)	9	381
Sinclair Broadcast Group Inc. - Class A	21	610
WMS Industries Inc. (a)	21	546
Other Securities		23,993
		29,881
CONSUMER STAPLES - 3.5%
Cal-Maine Foods Inc.	8	394
Post Holdings Inc. (a)	9	375
Prestige Brands Holdings Inc. (a)	17	508
Sanderson Farms Inc.	7	475
Other Securities		3,565
		5,317
ENERGY - 5.9%
Carrizo Oil & Gas Inc. (a) (b)	13	377
Gulfmark Offshore Inc. - Class A	10	466
Hercules Offshore Inc. (a)	53	373
PDC Energy Inc. (a)	10	507
Other Securities		7,304
		9,027
FINANCIALS - 16.2%
Netspend Holdings Inc. (a)	23	372
PacWest Bancorp	12	375
Virtus Investment Partners Inc. (a)	2	390
Western Alliance Bancorp (a)	27	427
World Acceptance Corp. (a) (b)	5	451
Other Securities		22,732
		24,747
HEALTH CARE - 9.3%
Acorda Therapeutics Inc. (a)	15	482
Hanger Orthopedic Group Inc. (a) (b)	13	400
ICU Medical Inc. (a)	6	410
Santarus Inc. (a)	21	445
Wright Medical Group Inc. (a)	14	380
Other Securities		12,154
		14,271

	Shares/Par †
INDUSTRIALS - 17.1%
ABM Industries Inc.	17	406
AZZ Inc.	10	371
EnPro Industries Inc. (a) (b)	8	405
Mobile Mini Inc. (a)	17	553
Mueller Water Products Inc. - Class A	57	396
On Assignment Inc. (a)	18	482
TriMas Corp. (a)	11	398
United Stationers Inc.	13	450
Other Securities		22,678
		26,139
INFORMATION TECHNOLOGY - 18.8%
Electronics for Imaging Inc. (a)	15	437
Euronet Worldwide Inc. (a) (b)	12	371
SunEdison Inc. (a)	77	627
SunPower Corp. (a) (b)	26	536
Synaptics Inc. (a)	12	445
Synchronoss Technologies Inc. (a) (b)	13	408
Other Securities		25,935
		28,759
MATERIALS - 6.8%
Clearwater Paper Corp. (a)	9	402
KapStone Paper and Packaging Corp.	18	743
OM Group Inc. (a)	13	394
Schweitzer-Mauduit International Inc.	9	444
Other Securities		8,441
		10,424
TELECOMMUNICATION SERVICES - 1.2%
Other Securities		1,885

UTILITIES - 1.5%
Other Securities		2,237
Total Common Stocks (cost $131,004)		152,687

RIGHTS - 0.0%
Wright Medical Group Inc.	1	2
Other Securities		3
Total Rights (cost $1)		5

SHORT TERM INVESTMENTS - 18.1%
Investment Company - 0.3%
JNL Money Market Fund, 0.01% (d) (e)	481	481

Securities Lending Collateral - 17.8%
Fidelity Institutional Money Market Portfolio, 0.12% (e)	10,000	10,000
Repurchase Agreement with CSI, 0.10% (Collateralized by $3,457 U.S. Treasury Bond Strip, due 08/15/25-11/15/29, value $2,162, and $26,613 U.S. Treasury Note Strip, due 08/15/16-02/15/41, value $15,358) acquired on 06/28/13, due 07/01/13 at $17,176	$17,176	17,176
		27,176
Total Short Term Investments (cost $27,657)		27,657

Total Investments - 117.9% (cost $158,662)		180,349
Other Assets and Liabilities, Net - (17.9%)		(27,441)
Total Net Assets - 100.0%		$152,908

†                             Par amounts are listed in United States Dollars unless otherwise noted.

(a)                     Non-income producing security.

(b)                     All or portion of the security was on loan.

See accompanying Notes to Financial Statements.

(c)                      Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The Sub-Adviser has not deemed the following security to be liquid based on procedures approved by the Trust’s Board of Trustees.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Overseas Shipholding Group Inc.	09/12/2012	$85	$51	—%

(d)                     Investment in affiliate.

(e)                      Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

(f)                       For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2013.  In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*                             A Summary Schedule of Investments is presented for this portfolio.  For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Annuity Service Center at 1-800-873-5654.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2013

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Government Securities	28.3%
Financials	1.1
U.S. Government Agency MBS	0.6
Purchased Options	0.3
Energy	0.2
Health Care	0.2
Short Term Investments	69.2
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Government Securities	100.0%
Total Short Investments	100.0%

	Shares/Par †	Value
COMMON STOCKS - 1.7%
FRANCE - 0.5%
Sanofi	12	$1,190
Total SA	25	1,239
		2,429
GERMANY - 0.9%
Deutsche EuroShop AG	42	1,682
Deutsche Wohnen AG	93	1,577
GSW Immobilien AG	43	1,678
		4,937
LUXEMBOURG - 0.3%
GAGFAH SA (a)	140	1,721
Total Common Stocks (cost $9,714)		9,087

GOVERNMENT AND AGENCY OBLIGATIONS - 30.8%

ALBANIA - 0.2%
Albania Government International Bond, 7.50%, 11/04/15, EUR	800	1,052

AUSTRALIA - 2.0%
Australia Government Bond, 5.75%, 07/15/22, AUD	7,285	7,703
Australia Government Inflation Indexed Bond, 1.25%, 02/21/22, (c), AUD	3,639	3,383
		11,086
CYPRUS - 0.4%
Cyprus Government International Bond
4.38%, 07/15/14, EUR	1,100	1,239
4.63%, 02/03/20, EUR	1,400	1,171
		2,410
GUATEMALA - 0.2%
Guatemala Government Bond, 8.13%, 10/06/34	$950	1,178

LEBANON - 0.5%
Lebanon Treasury Note, 5.34%, 07/25/13 - 08/08/13, LBP	4,041,620	2,675
		2,675
NEW ZEALAND - 1.6%
New Zealand Government Bond, 5.50%, 04/15/23, NZD	8,012	6,878
New Zealand Government Inflation Indexed Bond, 2.00%, 09/20/25, (c), NZD	2,000	1,542
		8,420

	Shares/Par/Contracts †
NIGERIA - 2.9%
Nigeria Government International Bond, 0.00%, 11/07/13 - 12/19/13 (a) (b), NGN	2,700,000	15,683
		15,683
PARAGUAY - 0.2%
Republic of Paraguay, 4.63%, 01/25/23	1,340	1,293

PHILIPPINES - 0.8%
Philippine Government International Bond, 6.25%, 01/14/36, PHP	170,000	4,171

ROMANIA - 6.4%
Romania Government Bond
6.00%, 04/30/15 - 04/30/16, RON	10,170	3,013
5.80%, 10/26/15, RON	84,180	24,821
5.75%, 01/27/16, RON	21,260	6,269
Romanian Government International Bond, 4.88%, 11/07/19, EUR	547	727
		34,830
RWANDA - 0.5%
Rwanda International Government Bond
6.63%, 05/02/23	780	679
6.63%, 05/02/23 (b)	2,570	2,236
		2,915
SERBIA - 0.5%
Serbia Treasury Bonds, 10.00%, 05/16/15, RSD	245,100	2,742

SINGAPORE - 1.9%
Monetary Authority of Singapore, 0.00%, 07/26/13 (a), SGD	12,968	10,230

SLOVENIA - 3.8%
Slovenia Government Bond, 4.38%, 01/18/21, EUR	9,199	10,657
Slovenia Government International Bond
5.85%, 05/10/23	5,700	5,301
5.85%, 05/10/23 (b)	5,263	4,894
		20,852
SRI LANKA - 1.4%
Sri Lanka Government International Bond
6.25%, 07/27/21 (b)	290	286
5.88%, 07/25/22	7,900	7,465
		7,751
TURKEY - 6.8%
Turkey Government Bond
9.00%, 03/05/14, TRY	16,354	8,564
0.00%,04/09/14 (a), TRY	29,635	14,521
Turkey Government Inflation Indexed Bond, 3.00%, 01/06/21 (c), TRY	27,195	14,206
		37,291
UNITED STATES OF AMERICA - 0.7%
Federal National Mortgage Association REMIC
Interest Only, 6.01%, 03/25/33 (g)	1,963	425
Interest Only, 6.06%, 07/25/42 - 04/25/43 (g)	9,982	2,068
Interest Only, 5.96%, 01/25/43 (g)	4,884	1,037
		3,530
Total Government and Agency Obligations (cost $181,070)		168,109

PURCHASED OPTIONS - 0.3%
British Pound versus USD Call Option, Strike Price 1.40, Expiration 03/13/14, GSC	49,280,000	471

See accompanying Notes to Financial Statements.

	Shares/Par/Contracts †	Value
Colombian Peso versus USD Put Option, Strike Price COP 1,757, Expiration 02/18/14, CGM	17,610,000	77
Colombian Peso versus USD Put Option, Strike Price COP 1,845, Expiration 06/12/14, BOA	580,000	8
Colombian Peso versus USD Put Option, Strike Price COP 1,845, Expiration 06/12/14, CIT	6,454,000	91
Euro versus USD Call Option, Strike Price 1.22, Expiration 05/14/14, BOA	26,895,000	425
Euro versus USD Call Option, Strike Price 1.25, Expiration 11/14/13, DUB	11,952,000	106
Indian Rupee versus USD Put Option, Strike Price INR 56.50, Expiration 06/09/14, GSC	7,081,000	69
Indian Rupee versus USD Put Option, Strike Price INR 56.50, Expiration 09/09/14, JPM	7,051,000	69
Indian Rupee versus USD Put Option, Strike Price INR 57, Expiration 06/16/14, DUB	7,282,000	83
Indian Rupee versus USD Put Option, Strike Price INR 57, Expiration 06/16/14, JPM	6,456,000	73
Indian Rupee versus USD Put Option, Strike Price INR 58, Expiration 06/19/14, JPM	10,866,559	163
Total Purchased Options (cost $1,700)		1,635

SHORT TERM INVESTMENTS - 73.5%

Investment Company - 34.8%
JNL Money Market Fund, 0.01% (d) (e)	190,079	190,079

Repurchase Agreements - 6.0%

Dominican Republic - 1.0%
Repurchase Agreement with BOA, (0.35)% (Collateralized by $5,600 Dominican Republic International Bond, 5.88%, due 04/18/24, value $5,393) acquired on 06/04/13 due 07/08/13 at $5,703	$5,705	5,705
Spain - 2.4%
Repurchase Agreement with NSI, (0.10)% (Collateralized by EUR 9,270 Spain Government Bond, 5.40%, due 01/31/23, value EUR 9,950) acquired on 06/28/13 due 07/10/13 at $12,911, EUR	9,920	12,912
Qatar - 2.6%
Repurchase Agreement with NSI, 0.20% (Collateralized by $11,785 State of Qatar, 6.55%, due 04/09/19, value $14,308) acquired on 06/25/13 due 10/16/13 at $14,217	14,208	14,208
Total Repurchase Agreements (cost $32,825)		32,825

Treasury Securities - 32.7%
Lebanon Treasury Bill
0.00%,11/21/13, LBP	2,150,030	1,395
0.00%,12/05/13, LBP	3,511,360	2,274
0.00%,12/19/13, LBP	1,493,760	965
0.00%,05/29/14, LBP	2,235,990	1,410
0.00%,06/12/14, LBP	1,540,550	969
Mexico Cetes
0.29%, 07/18/13, MXN	225,000	17,331
0.29%, 07/25/13, MXN	268,000	20,629
Nigeria Treasury Bill, 0.07%, 11/21/13, NGN	1,120,000	6,535
Serbia Treasury Bill, 0.10%, 05/29/14, RSD	222,970	2,333
U.S. Treasury Bill
0.05%, 07/11/13	$25,000	25,000
0.05%, 07/18/13 (f)	25,000	25,000
0.04%, 08/15/13	25,000	24,998
0.05%, 09/12/13 (f)	25,000	24,999
0.06%, 10/10/13	25,000	24,996
		178,834
Total Short Term Investments (cost $404,268)		401,738

Total Investments - 106.3% (cost $596,752)		580,569
Total Securities Sold Short - (3.3%) (proceeds $18,404)		(18,002)
Other Assets and Liabilities, Net - (3.0%)		(16,247)
Total Net Assets - 100.0%		$546,320
SECURITIES SOLD SHORT - 3.3%
GOVERNMENT AND AGENCY OBLIGATIONS - 3.3%
DOMINICAN REPUBLIC - 1.0%
Dominican Republic International Bond, 5.88%, 04/18/24	$5,600	$5,331

SPAIN - 2.3%
Spain Government Bond, 5.40%, 01/31/23 (b), EUR	9,270	12,671
Total Securities Sold Short - 3.3% (proceeds $18,404)		$18,002

†                             Par amounts are listed in United States Dollars unless otherwise noted.  Options are quoted in unrounded number of contracts.

(a)                     Security issued with a zero coupon. Income is recognized through the accretion of discount.

(b)                     Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $23,099 for long term investments and $12,671 for securities sold short.

(c)                      Treasury inflation indexed note, par amount is adjusted for inflation.

(d)                     Investment in affiliate.

(e)                      Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

(f)                       All or a portion of the security is pledged or segregated as collateral.

(g)                      Variable rate security. Rate stated was in effect as of June 30, 2013.

See accompanying Notes to Financial Statements.

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund - Schedule of Written Options

	Expiration Date	Exercise Price		Contracts	Value
Foreign Currency Options
Indian Rupee versus USD Call Option, GSI	06/09/2014	INR	65.00	5,702,000	$(220)
Indian Rupee versus USD Call Option, JPM	06/09/2014	INR	65.00	5,603,000	(217)
Indian Rupee versus USD Call Option, DUB	06/16/2014	INR	67.00	5,033,000	(157)
Indian Rupee versus USD Call Option, JPM	06/16/2014	INR	67.00	5,958,000	(186)
Indian Rupee versus USD Call Option, JPM	06/19/2014	INR	70.00	10,866,559	(248)
				33,162,559	$(1,028)

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund - Summary of Written Options

	Contracts	Premiums
Options outstanding at inception	—	$—
Options written during the period	33,162,559	598
Options closed during the period	—	—
Options expired during the period	—	—
Options outstanding at June 30, 2013	33,162,559	$598

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund - Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
CAC 40 Euro Future	July 2013	(193)	$304
Euro-Bobl Future	September 2013	(262)	367
Euro-Bund Future	September 2013	15	6
Euro-Oat Future	September 2013	(400)	1,436
Euro-Schatz Future	September 2013	(10)	2
IMM 10-Year Interest Rate Swap Future	September 2013	30	89
Japanese Government Bond Future, 10-Year	September 2013	(21)	(46)
Nikkei 225 Future	September 2013	100	427
U.S 10-Year Deliverable Interest Rate Swap Future	September 2013	(58)	222
			$2,807

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund - Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
CNH/USD	07/15/2013	JPM	CNH	18,076	$2,943	$6
CNH/USD	07/15/2013	SCB	CNH	20,288	3,303	6
CNY/USD	08/26/2013	SCB	CNY	200,300	32,484	118
COP/USD	07/29/2013	SCB	COP	14,107,000	7,320	34
COP/USD	08/23/2013	GSC	COP	10,840,000	5,611	(209)
EUR/HRK	03/21/2014	CGM	HRK	(5,418)	(938)	(16)
EUR/HRK	03/21/2014	DUB	HRK	(4,997)	(865)	(13)
EUR/HRK	03/21/2014	CIT	HRK	(33,465)	(5,794)	(93)
EUR/HRK	04/02/2014	CGM	HRK	(21,313)	(3,671)	(65)
EUR/HRK	04/02/2014	CGM	HRK	(1,907)	(330)	(5)
EUR/HUF	07/15/2013	JPM	HUF	(2,393,532)	(10,549)	(238)
EUR/HUF	07/15/2013	JPM	HUF	(567,683)	(2,502)	(29)
EUR/HUF	07/15/2013	JPM	HUF	(1,465,587)	(6,459)	62
EUR/HUF	07/15/2013	BOA	HUF	(1,896,233)	(8,357)	(104)
EUR/HUF	07/15/2013	BOA	HUF	(3,938,568)	(17,358)	112
EUR/RON	07/01/2013	JPM	RON	(5,021)	(1,464)	5
EUR/RSD	07/05/2013	CIT	RSD	(28,234)	(323)	—
EUR/RSD	07/12/2013	DUB	RSD	(89,718)	(1,025)	(9)
EUR/RSD	07/12/2013	DUB	RSD	(78,360)	(896)	(6)
EUR/SEK	08/13/2013	SCB	SEK	(11,013)	(1,641)	8
EUR/SGD	08/30/2013	GSC	SGD	(2,906)	(2,293)	(27)
EUR/USD	09/10/2013	GSC	EUR	4,830	6,289	(171)
EUR/USD	09/10/2013	GSC	EUR	3,953	5,147	(84)
EUR/USD	09/10/2013	GSC	EUR	465	605	(9)

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2013

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
INR/USD	07/31/2013	BNP	INR	1,410,305	$23,606	$(2,395)
INR/USD	07/31/2013	BNP	INR	1,747,000	29,241	(1,949)
KRW/USD	08/26/2013	BOA	KRW	8,710,000	7,605	(191)
MYR/USD	07/24/2013	CIT	MYR	64,005	20,226	265
MYR/USD	08/20/2013	JPM	MYR	73,300	23,122	(1,061)
NOK/EUR	07/31/2013	BNP	EUR	(7,945)	(10,343)	(377)
NOK/EUR	07/31/2013	BNP	EUR	(9,626)	(12,532)	(658)
NOK/EUR	07/31/2013	SCB	EUR	(208)	(271)	(1)
PEN/USD	07/15/2013	SCB	PEN	15,769	5,661	(58)
PEN/USD	07/15/2013	MSC	PEN	14,309	5,137	(49)
PHP/USD	07/01/2013	JPM	PHP	134,338	3,110	(64)
PHP/USD	07/05/2013	SCB	PHP	363,975	8,425	(235)
PHP/USD	07/05/2013	GSC	PHP	416,761	9,647	(269)
PHP/USD	07/10/2013	GSC	PHP	94,645	2,191	(57)
PHP/USD	07/10/2013	GSC	PHP	76,303	1,766	(3)
PHP/USD	07/25/2013	SCB	PHP	72,400	1,675	—
PHP/USD	08/19/2013	JPM	PHP	865,000	20,009	(154)
PHP/USD	09/03/2013	JPM	PHP	42,477	982	—
PHP/USD	09/03/2013	GSC	PHP	83,597	1,933	1
PHP/USD	10/01/2013	JPM	PHP	84,463	1,953	2
PHP/USD	10/01/2013	GSC	PHP	41,801	967	1
RON/EUR	07/01/2013	JPM	EUR	(1,121)	(1,459)	4
RON/EUR	09/30/2013	JPM	EUR	(1,117)	(1,454)	(5)
RSD/EUR	07/12/2013	CIT	EUR	(26,794)	(34,878)	319
RUB/USD	09/16/2013	BOA	RUB	191,500	5,749	(258)
RUB/USD	05/16/2014	CGM	RUB	95,261	2,753	(102)
RUB/USD	05/16/2014	SCB	RUB	111,915	3,234	(119)
RUB/USD	05/16/2014	BOA	RUB	240,183	6,941	(265)
RUB/USD	05/16/2014	BOA	RUB	86,100	2,488	(103)
RUB/USD	05/27/2014	BNP	RUB	123,259	3,556	(146)
RUB/USD	05/27/2014	BOA	RUB	37,012	1,068	(44)
RUB/USD	05/27/2014	BOA	RUB	1,888,410	54,486	(2,514)
RUB/USD	05/27/2014	BOA	RUB	497,550	14,356	(657)
SEK/EUR	08/13/2013	DUB	EUR	(3,972)	(5,171)	(98)
SEK/EUR	08/13/2013	SCB	EUR	(3,972)	(5,171)	(98)
SEK/EUR	08/13/2013	BNP	EUR	(9,754)	(12,698)	(230)
SGD/EUR	08/30/2013	DUB	EUR	(3,538)	(4,607)	(50)
SGD/EUR	08/30/2013	CIT	EUR	(3,204)	(4,172)	(49)
SGD/USD	07/01/2013	SCB	SGD	3,893	3,071	5
SGD/USD	07/01/2013	BOA	SGD	3,653	2,882	5
SGD/USD	07/01/2013	GSC	SGD	3,559	2,808	4
SGD/USD	07/01/2013	JPM	SGD	6,194	4,887	8
SGD/USD	07/01/2013	DUB	SGD	3,934	3,104	5
SGD/USD	09/03/2013	GSC	SGD	21,233	16,754	8
TWD/USD	07/15/2013	CGM	TWD	34,537	1,152	(3)
USD/AUD	07/22/2013	JPM	AUD	(5,064)	(4,624)	322
USD/AUD	07/22/2013	BOA	AUD	(6,600)	(6,027)	405
USD/AUD	07/22/2013	JPM	AUD	(12,321)	(11,251)	163
USD/CLP	08/21/2013	SCB	CLP	(1,359,230)	(2,653)	137
USD/CLP	08/21/2013	JPM	CLP	(1,419,000)	(2,769)	141
USD/CNH	07/15/2013	GSC	CNH	(38,364)	(6,246)	(31)
USD/CNY	08/26/2013	SCB	CNY	(33,259)	(5,394)	(26)
USD/CNY	08/26/2013	SCB	CNY	(48,700)	(7,898)	(41)
USD/CNY	08/26/2013	BOA	CNY	(67,845)	(11,003)	(72)
USD/EUR	08/20/2013	GSC	EUR	(8,257)	(10,750)	(92)
USD/EUR	08/20/2013	BOA	EUR	(7,984)	(10,394)	(95)
USD/EUR	08/20/2013	BOA	EUR	(5,389)	(7,017)	(64)
USD/EUR	08/20/2013	GSC	EUR	(800)	(1,042)	(8)
USD/EUR	08/20/2013	GSC	EUR	(10,428)	(13,576)	(115)
USD/EUR	08/20/2013	GSC	EUR	(1,853)	(2,412)	(28)
USD/EUR	08/20/2013	GSC	EUR	(84)	(110)	(1)
USD/EUR	08/20/2013	GSC	EUR	(2,269)	(2,954)	(21)

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/EUR	08/20/2013	GSC	EUR	(5,065)	$(6,595)	$(47)
USD/EUR	08/20/2013	JPM	EUR	(7,463)	(9,717)	(55)
USD/EUR	08/20/2013	GSC	EUR	(603)	(786)	(6)
USD/EUR	08/20/2013	GSC	EUR	(274)	(357)	9
USD/EUR	08/20/2013	GSC	EUR	(942)	(1,227)	30
USD/EUR	08/20/2013	GSC	EUR	(1,039)	(1,352)	41
USD/EUR	08/20/2013	GSC	EUR	(812)	(1,057)	32
USD/EUR	09/10/2013	BOA	EUR	(6,700)	(8,724)	63
USD/EUR	09/10/2013	GSC	EUR	(16,060)	(20,911)	222
USD/EUR	09/10/2013	GSC	EUR	(11,478)	(14,945)	248
USD/GBP	08/12/2013	GSC	GBP	(2,648)	(4,026)	63
USD/GBP	08/12/2013	GSC	GBP	(8,837)	(13,437)	216
USD/GBP	08/12/2013	GSC	GBP	(2,305)	(3,504)	80
USD/GBP	08/12/2013	GSC	GBP	(3,763)	(5,722)	187
USD/GBP	08/12/2013	GSC	GBP	(3,378)	(5,136)	87
USD/INR	07/31/2013	DUB	INR	(719,098)	(12,036)	309
USD/JPY	07/01/2013	SCB	JPY	(454,264)	(4,580)	(89)
USD/JPY	07/16/2013	GSC	JPY	(248,393)	(2,505)	85
USD/JPY	07/16/2013	GSC	JPY	(1,928,000)	(19,440)	(9)
USD/JPY	07/16/2013	GSC	JPY	(2,205,800)	(22,242)	(727)
USD/JPY	07/16/2013	GSC	JPY	(15,000)	(151)	(4)
USD/JPY	07/16/2013	GSC	JPY	(255,947)	(2,581)	55
USD/JPY	07/16/2013	GSC	JPY	(85,204)	(859)	20
USD/JPY	07/16/2013	BOA	JPY	(452,250)	(4,560)	231
USD/JPY	08/01/2013	SCB	JPY	(454,264)	(4,581)	40
USD/KRW	08/26/2013	JPM	KRW	(8,710,000)	(7,605)	126
USD/MYR	07/09/2013	GSC	MYR	(19,100)	(6,042)	(80)
USD/MYR	08/20/2013	SCB	MYR	(4,166)	(1,314)	5
USD/MYR	08/20/2013	GSC	MYR	(10,100)	(3,186)	(46)
USD/NZD	09/30/2013	GSC	NZD	(11,005)	(8,473)	69
USD/RUB	07/17/2013	SCB	RUB	(106,360)	(3,228)	76
USD/RUB	07/17/2013	CIT	RUB	(90,536)	(2,748)	58
USD/RUB	07/17/2013	BOA	RUB	(310,068)	(9,411)	199
USD/RUB	07/24/2013	BNP	RUB	(117,132)	(3,551)	5
USD/RUB	07/24/2013	BOA	RUB	(2,303,756)	(69,834)	59
USD/RUB	09/16/2013	JPM	RUB	(191,500)	(5,749)	177
USD/TRY	07/17/2013	SCB	TRY	(14,418)	(7,458)	300
USD/TRY	07/17/2013	CIT	TRY	(14,940)	(7,728)	(40)
USD/TRY	07/17/2013	JPM	TRY	(6,647)	(3,438)	21
USD/TWD	07/15/2013	DUB	TWD	(193,804)	(6,467)	6
USD/TWD	07/15/2013	SCB	TWD	(231,500)	(7,725)	34
USD/TWD	09/25/2013	SCB	TWD	(130,750)	(4,367)	(32)
USD/TWD	09/25/2013	GSC	TWD	(130,750)	(4,367)	(23)
USD/ZAR	08/07/2013	BOA	ZAR	(164,742)	(16,576)	(181)
USD/ZAR	10/02/2013	SCB	ZAR	(53,813)	(5,371)	(59)
					$(258,760)	$(10,033)

See accompanying Notes to Financial Statements.

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund - Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
CIT	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.94%	05/24/2023	NZD	39,300	$(1,389)
DUB	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.80%	05/03/2023	NZD	40,810	(1,760)
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.06%	06/04/2023	NZD	1,890	(54)
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.06%	06/04/2023	NZD	1,890	(54)
BOA	3-Month Poland Warsaw Interbank Rate	Paying	2.71%	05/07/2018	PLN	54,000	(789)
BOA	3-Month Poland Warsaw Interbank Rate	Paying	2.73%	05/27/2018	PLN	72,500	(1,021)
DUB	Brazil Interbank Deposit Rate	Paying	9.79%	01/02/2015	BRL	92,600	(36)
JPM	Mexican Interbank Rate	Paying	4.43%	06/30/2014	MXN	582,400	(1)
BOA	Sinacofi Chile Interbank Rate	Receiving	4.80%	05/10/2018	CLP	3,021,140	67
BOA	Sinacofi Chile Interbank Rate	Receiving	4.76%	05/13/2018	CLP	1,900,831	49
DUB	Sinacofi Chile Interbank Rate	Paying	2.09%	05/10/2018	CLF	3,068,600	73
DUB	Sinacofi Chile Interbank Rate	Receiving	4.70%	05/13/2018	CLP	2,458,670	76
DUB	Sinacofi Chile Interbank Rate	Receiving	4.74%	05/14/2018	CLP	920,972	25
							$(4,814)

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund - Schedule of Over the Counter Cross Currency Swap Agreements

Counterparty	Receive Rate(8)	Pay Rate(8)	Expiration Date	Notional Amount Received(1)		Notional Amount Delivered(1)		Unrealized Appreciation / (Depreciation)

BOA	Fixed rate of 2.08%	Sinacofi Chile Interbank Rate	05/13/2018	CLF	83	CLP	1,900,831	$(40)
BOA	Fixed rate of 2.10%	Sinacofi Chile Interbank Rate	05/10/2018	CLF	132	CLP	3,021,140	(50)
CIT	3-Month USD LIBOR	Fixed rate of 5.51%	01/06/2021		7,888	TRY	14,151	1,366
DUB	Fixed rate of 2.05%	Sinacofi Chile Interbank Rate	05/13/2018	CLF	107	CLP	2,458,670	(59)
DUB	Fixed rate of 2.09%	Sinacofi Chile Interbank Rate	05/10/2018	CLF	134	CLP	3,068,600	(64)
DUB	Fixed rate of 2.11%	Sinacofi Chile Interbank Rate	05/14/2018	CLF	40	CLP	920,972	(16)
JPM	3-Month USD LIBOR	Fixed rate of 5.85%	01/06/2021		9,387	TRY	17,366	1,221
								$2,358

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund - Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
Credit default swap agreements - sell protection (3)
JPM	Republic of South Africa, 5.50%, 03/09/2020	2.10%	1.00%	06/20/2018	$(20,000)	$(1,028)	$(506)
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.37%	1.00%	06/20/2023	(6,500)	(721)	(347)
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.37%	1.00%	06/20/2023	(7,500)	(832)	(379)
					$(34,000)	$(2,581)	$(1,232)
Credit default swap agreements - purchase protection (2)
GSI	Central Bank of Tunisia, 8.25%, 09/19/2027	N/A	1.00%	06/20/2018	$3,200	$415	$(10)
BNP	Federated Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2023	7,600	768	257
BNP	Federated Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2023	6,233	630	339
BOA	iTraxx Asia ex-Japan IG Index	N/A	1.00%	06/20/2018	691	16	3
CIT	iTraxx Asia ex-Japan IG Index	N/A	1.00%	06/20/2018	3,391	79	14
CIT	iTraxx Asia ex-Japan IG Index	N/A	1.00%	06/20/2018	1,200	28	(11)
DUB	iTraxx Asia ex-Japan IG Index	N/A	1.00%	06/20/2018	10,000	233	(89)
GSI	iTraxx Asia ex-Japan IG Index	N/A	1.00%	06/20/2018	2,219	52	8
GSI	iTraxx Asia ex-Japan IG Index	N/A	1.00%	06/20/2018	1,608	37	5
JPM	iTraxx Asia ex-Japan IG Index	N/A	1.00%	06/20/2018	2,714	63	15
BOA	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	612	19	1
BOA	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	612	19	1
BOA	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	873	28	—
CIT	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	3,892	123	34
DUB	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	4,790	152	75
BNP	iTraxx Europe Subordinated Series 19	N/A	5.00%	06/20/2018	5,194	(583)	64
DUB	iTraxx Europe Subordinated Series 19	N/A	5.00%	06/20/2018	2,512	(282)	22
DUB	iTraxx Europe Subordinated Series 19	N/A	5.00%	06/20/2018	2,943	(331)	14

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
Credit default swap agreements - purchase protection (2) (continued)
GSI	iTraxx Europe Subordinated Series 19	N/A	5.00%	06/20/2018	$5,519	$(620)	$180
JPM	Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	9,150	73	121
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	1.00%	06/20/2018	17,491	2,889	462
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2018	11,250	68	207
BNP	Republic of Bulgaria, 8.25%, 01/15/2015	N/A	1.00%	06/20/2018	684	5	1
BNP	Republic of Colombia, 10.38%, 01/28/2033	N/A	1.00%	06/20/2023	6,044	432	280
DUB	Republic of Colombia, 10.38%, 01/28/2033	N/A	1.00%	06/20/2023	7,220	517	276
BNP	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	700	69	12
BNP	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	7,900	783	66
BNP	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	10,500	1,041	144
CIT	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	690	68	11
JPM	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	06/20/2023	20,000	2,687	841
CIT	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	06/20/2018	930	173	64
CIT	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	06/20/2018	1,305	243	88
CIT	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	06/20/2018	810	151	53
DUB	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	06/20/2018	1,305	243	86
DUB	Republic of Venezuela, 10.75%, 09/19/2013	N/A	5.00%	06/20/2018	1,590	296	103
DUB	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	06/20/2018	6,000	1,119	407
DUB	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	06/20/2023	1,185	296	(23)
GSI	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	06/20/2023	630	157	13
DUB	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2018	9,906	413	228
JPM	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2018	1,756	73	41
JPM	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2018	5,300	221	122
BNP	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2023	6,500	757	266
BNP	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2023	7,500	873	285
BNP	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	7,200	440	231
BNP	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	6,011	368	230
					$215,360	$15,304	$5,537

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(8)Payments delivered or received are based on the notional amount.

See accompanying Notes to Financial Statements.

Curian/Epoch Global Shareholder Yield Fund

Portfolio Composition:	Percentage of Total Investments
Utilities		16.8%
Telecommunication Services		13.3
Consumer Staples		13.1
Industrials		9.9
Health Care		9.6
Consumer Discretionary		8.4
Energy		8.1
Financials		7.7
Materials		4.0
Information Technology		3.8
Short Term Investments	5.3
Total Investments	100.0%

	Shares	Values
COMMON STOCKS - 97.2%

CONSUMER DISCRETIONARY - 8.7%
Comcast Corp. - Special Class A	5	$206
Compass Group Plc	11	138
Daimler AG	7	419
Mattel Inc.	7	318
McDonald’s Corp.	2	193
Pearson Plc	14	248
Regal Entertainment Group - Class A (a)	11	203
Shaw Communications Inc. - Class B	11	263
Time Warner Inc.	4	244
		2,232
CONSUMER STAPLES - 13.5%
Altria Group Inc.	11	390
Anheuser-Busch InBev NV	2	175
British American Tobacco Plc	4	199
Coca-Cola Co.	3	135
Diageo Plc - ADR (a)	1	129
Imperial Tobacco Group Plc	12	412
Kimberly-Clark Corp.	4	382
Lorillard Inc.	9	379
Nestle SA	4	237
PepsiCo Inc.	2	149
Philip Morris International Inc.	4	322
Reynolds American Inc.	9	414
WM Morrison Supermarkets Plc	35	138
		3,461
ENERGY - 8.3%
ConocoPhillips	6	341
Diamond Offshore Drilling Inc.	5	342
Enterprise Products Partners LP	3	216
Kinder Morgan Energy Partners LP	4	312
MarkWest Energy Partners LP	3	173
Royal Dutch Shell Plc - ADR - Class A	6	403
Total SA	7	349
		2,136
FINANCIALS - 7.7%
Arthur J. Gallagher & Co.	4	161
CME Group Inc.	4	318
Commonwealth Bank of Australia	2	145
Health Care REIT Inc. (a)	3	195
Muenchener Rueckversicherungs AG	2	348
SCOR SE	10	301
Svenska Handelsbanken AB - Class A	3	137
Wells Fargo & Co.	5	206
Westpac Banking Corp.	7	180
		1,991
HEALTH CARE - 9.8%
AbbVie Inc.	8	342
AstraZeneca Plc - ADR	8	359
Bristol-Myers Squibb Co.	3	126
GlaxoSmithKline Plc	17	413
Johnson & Johnson	2	212
Merck & Co. Inc.	4	191
Novartis AG	4	265
Roche Holding AG	2	392
Sanofi	2	231
		2,531
INDUSTRIALS - 10.2%
BAE Systems Plc	64	375
Deere & Co.	2	140
Deutsche Post AG	10	255
Emerson Electric Co.	3	179
Honeywell International Inc.	3	217
Lockheed Martin Corp.	4	426
Orkla ASA	21	169
RR Donnelley & Sons Co. (a)	13	186
Vinci SA	8	407
Waste Management Inc.	7	277
		2,631
INFORMATION TECHNOLOGY - 3.9%
Apple Inc.	—	176
Automatic Data Processing Inc.	2	161
KLA-Tencor Corp.	4	205
Microchip Technology Inc.	8	302
Microsoft Corp.	4	154
		998
MATERIALS - 4.1%
BASF SE	4	348
BHP Billiton Ltd.	5	137
Dow Chemical Co.	6	191
EI Du Pont de Nemours & Co.	4	204
Yara International ASA	4	170
		1,050
TELECOMMUNICATION SERVICES - 13.7%
AT&T Inc.	8	274
BCE Inc.	10	425
CenturyTel Inc.	11	390
Deutsche Telekom AG	26	308
Philippine Long Distance Telephone Co. - ADR	2	139
Rogers Communications Inc. - Class B	5	190
Swisscom AG	1	419
Telstra Corp. Ltd.	64	276
Verizon Communications Inc.	8	420
Vivendi SA	12	223
Vodafone Group Plc	155	446
		3,510
UTILITIES - 17.3%
Ameren Corp.	6	200
Centrica Plc	54	298
CMS Energy Corp.	7	201
Dominion Resources Inc.	3	185
Duke Energy Corp.	6	383
Electricite de France SA	9	201
Integrys Energy Group Inc.	3	183
National Grid Plc	36	409
PPL Corp.	14	427
SCANA Corp.	3	141
Severn Trent Plc	7	179

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Southern Co.	5	237
SSE Plc	15	345
TECO Energy Inc.	14	236
Terna Rete Elettrica Nazionale SpA (a)	86	359
United Utilities Group Plc	27	279
Vectren Corp.	5	178
		4,441
Total Common Stocks (cost $24,474)		24,981

PREFERRED STOCKS - 0.2%

FINANCIALS - 0.2%
MetLife Inc., 6.50%, (callable at 25 beginning 05/13/13), Series B (b)	2	52
Total Preferred Stocks (cost $52)		52

SHORT TERM INVESTMENTS - 5.5%

Investment Company - 2.9%
JNL Money Market Fund, 0.01% (c) (d)	746	746
Securities Lending Collateral - 2.6%
Repurchase Agreement with CSI, 0.10% (Collateralized by $134 U.S. Treasury Bond Strip, due 08/15/25-11/15/29, value $84, and $1,030 U.S. Treasury Note Strip, due 08/15/16-02/15/41, value $594) acquired on 06/28/13, due 07/01/13 at $664	$664	664
Total Short Term Investments (cost $1,410)		1,410

Total Investments - 102.9% (cost $25,936)		26,443
Other Assets and Liabilities, Net - (2.9%)		(750)
Total Net Assets - 100.0%		$25,693

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	All or portion of the security was on loan.
(b)	Perpetual security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

Investments by Country*	Percentage of Total Long-Term Investments
Australia	2.9%
Belgium	0.7
Canada	3.5
France	6.8
Germany	6.7
Italy	1.4
Netherlands	1.6
Norway	1.4
Philippines	0.6
Sweden	0.6
Switzerland	5.3
United Kingdom	17.4
United States	51.1
Total Long-Term Investments	100.0%

*	The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Curian/FAMCO Flex Core Covered Call Fund

Portfolio Composition:	Percentage of Total Investments
Consumer Staples	24.3%
Industrials	16.2
Information Technology	14.6
Consumer Discretionary	9.9
Energy	9.6
Health Care	8.3
Telecommunication Services	5.7
Materials	2.2
Investment Companies	2.8
Short Term Investments	6.4
Total Investments	100.0%

	Shares	Values
COMMON STOCKS - 97.1%

CONSUMER DISCRETIONARY - 10.6%
Home Depot Inc.	23	$1,743
McDonald’s Corp.	23	2,228
Whirlpool Corp.	15	1,715
		5,686
CONSUMER STAPLES - 26.0%
CVS Caremark Corp.	19	1,075
Dr. Pepper Snapple Group Inc.	25	1,153
General Mills Inc.	23	1,092
Kimberly-Clark Corp.	10	942
Kraft Foods Group Inc.	32	1,760
Mondelez International Inc. - Class A	56	1,606
PepsiCo Inc.	26	2,151
Philip Morris International Inc.	29	2,477
Wal-Mart Stores Inc.	22	1,669
		13,925
ENERGY - 10.3%
Chevron Corp.	26	3,112
ConocoPhillips	23	1,410
Schlumberger Ltd.	14	1,003
		5,525
HEALTH CARE - 8.8%
Johnson & Johnson	21	1,803
Pfizer Inc.	104	2,924
		4,727
INDUSTRIALS - 17.4%
General Electric Co.	86	2,001
Honeywell International Inc.	20	1,563
Lockheed Martin Corp.	10	1,085
Union Pacific Corp.	19	2,901
United Technologies Corp.	19	1,747
		9,297
INFORMATION TECHNOLOGY - 15.6%
Apple Inc.	4	1,466
Cisco Systems Inc.	81	1,957
International Business Machines Corp.	8	1,433
Microsoft Corp.	48	1,658
QUALCOMM Inc.	30	1,832
		8,346
MATERIALS - 2.4%
Dow Chemical Co.	40	1,274

TELECOMMUNICATION SERVICES - 6.0%
AT&T Inc.	49	1,728
Verizon Communications Inc.	30	1,510
		3,238
Total Common Stocks (cost $49,350)		52,018

INVESTMENT COMPANIES - 3.0%
SPDR S&P 500 ETF Trust - Series 1	10	1,600
Total Investment Companies (cost $1,648)		1,600

SHORT TERM INVESTMENTS - 6.8%

Investment Company - 6.8%
JNL Money Market Fund, 0.01% (a) (b)	3,646	3,646
Total Short Term Investments (cost $3,646)		3,646

Total Investments - 106.9% (cost $54,644)		57,264

Other Assets and Liabilities, Net - (6.9%)		(3,671)

Total Net Assets - 100.0%		$53,593

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2013

Curian/FAMCO Flex Core Covered Call Fund - Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Apple Inc.	07/20/2013	420.00	37	$(9)
AT&T Inc.	08/17/2013	37.00	266	(5)
AT&T Inc.	10/19/2013	37.00	222	(11)
Chevron Corp.	07/20/2013	120.00	169	(19)
Chevron Corp.	01/18/2014	125.00	94	(31)
Cisco Systems Inc.	01/18/2014	25.00	565	(76)
Cisco Systems Inc.	10/19/2013	24.00	240	(36)
ConocoPhillips	08/17/2013	65.00	150	(2)
ConocoPhillips	01/18/2014	62.50	83	(18)
CVS Caremark Corp.	08/17/2013	60.00	188	(13)
Dow Chemical Co.	09/21/2013	34.00	308	(26)
Dow Chemical Co.	07/20/2013	32.00	88	(7)
Dr. Pepper Snapple Group Inc.	08/17/2013	50.00	208	(3)
Dr. Pepper Snapple Group Inc.	11/16/2013	50.00	43	(2)
General Electric Co.	08/17/2013	25.00	224	(2)
General Electric Co.	07/20/2013	24.00	639	(8)
General Mills Inc.	08/17/2013	49.00	22	(2)
General Mills Inc.	07/20/2013	50.00	203	(2)
Home Depot Inc.	01/18/2014	77.50	64	(34)
Home Depot Inc.	01/18/2014	75.00	161	(105)
Honeywell International	09/21/2013	80.00	197	(57)
International Business Machines Corp.	07/20/2013	205.00	45	(3)
International Business Machines Corp.	01/18/2014	215.00	30	(8)
Johnson & Johnson	01/18/2014	82.50	137	(84)
Johnson & Johnson	01/18/2014	90.00	73	(16)
Kimberly-Clark Corp.	07/20/2013	105.00	97	(1)
Kraft Foods Group Inc.	09/21/2013	57.50	202	(27)
Kraft Foods Group Inc.	09/21/2013	55.00	113	(30)
Lockheed Martin Corp.	09/21/2013	110.00	100	(26)
McDonald’s Corp.	09/21/2013	100.00	133	(31)
McDonald’s Corp.	12/21/2013	97.50	92	(47)
Microsoft Corp.	01/18/2014	35.00	480	(96)
Mondelez International	07/20/2013	31.00	219	(2)
Mondelez International	01/18/2014	30.00	344	(49)
PepsiCo Inc.	07/20/2013	85.00	167	(4)
PepsiCo Inc.	07/20/2013	82.50	96	(9)
Pfizer Inc.	08/17/2013	29.00	864	(31)
Pfizer Inc.	01/18/2014	30.00	180	(15)
Philip Morris International	09/21/2103	92.50	56	(6)
Qualcomm Inc.	07/20/2013	67.50	115	—
Qualcomm Inc.	07/20/2013	70.00	185	—
Schlumberger Ltd.	08/17/2013	77.50	140	(8)
SPDR S&P 500 ETF Trust - Series 1	07/20/2013	159.00	100	(32)
Union Pacific Corp.	11/16/2013	150.00	188	(205)
United Technologies Corp.	07/20/2013	95.00	96	(7)
United Technologies Corp.	08/17/2013	92.50	92	(29)
Verizon Communications Inc.	10/19/2013	50.00	300	(62)
Wal-Mart Stores Inc.	07/20/2013	77.50	159	(2)
Wal-Mart Stores Inc.	01/18/2014	80.00	65	(9)
Whirlpool Corp.	01/18/2014	115.00	150	(173)
			9,189	$(1,480)

Curian/FAMCO Flex Core Covered Call Fund - Summary of Written Options

	Contracts	Premiums
Options outstanding at December 31, 2012	5,410	$966
Options written during the period	26,334	5,339
Options closed during the period	(20,756)	(4,205)
Options exercised during the period	(390)	(34)
Options expired during the period	(1,409)	(249)
Options outstanding at June 30, 2013	9,189	$1,817

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2013

Curian/Franklin Templeton Frontier Markets Fund

Portfolio Composition:	Percentage of Total Investments
Financials	25.2%
Telecommunication Services	20.3
Energy	15.5
Materials	10.6
Industrials	9.9
Consumer Staples	9.1
Consumer Discretionary	3.1
Health Care	1.1
Information Technology	0.1
Short Term Investments	5.1
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 89.9%

ARGENTINA - 2.9%
Telecom Argentina SA - ADR (a)	62	$917
Tenaris SA - ADR (b)	21	825
Ternium SA - ADR	102	2,317
		4,059
COLOMBIA - 2.9%
BanColombia SA - ADR	25	1,424
Pacific Rubiales Energy Corp.	139	2,440
Petrominerales Ltd.	22	126
		3,990
EGYPT - 3.3%
Alexandria Mineral Oils Co.	104	936
Eastern Tobacco	46	626
Egyptian International Pharmaceutical Industrial Co.	162	974
Maridive & Oil Services SAE (a)	278	250
Orascom Telecom Holding SAE - GDR (a) (c)	483	1,362
Telecom Egypt Co.	295	484
		4,632
GEORGIA - 1.9%
Bank of Georgia Holdings Plc	106	2,690

JORDAN - 0.8%
Arab Potash Co.	9	579
Jordan Phosphate Mines	40	559
		1,138
KAZAKHSTAN - 6.2%
Kazakhmys Plc (b)	364	1,436
KazMunaiGas Exploration Production JSC - GDR	293	4,425
KCell JSC - GDR (d)	50	742
KCell JSC - GDR (c)	91	1,354
Zhaikmunai LP - GDR (c)	60	663
		8,620
KENYA - 6.7%
British American Tobacco Kenya Ltd.	252	1,595
East African Breweries Ltd.	682	2,648
Equity Bank Ltd.	4,425	1,612
KenolKobil Ltd. Group (a)	2,495	256
Safaricom Ltd.	42,243	3,225
		9,336
KUWAIT - 1.6%
Mobile Telecommunications Co. KSC	960	2,255

LEBANON - 0.3%
BLOM Bank SAL - GDR (c)	56	478

MALAWI - 0.0%
Press Corp. Ltd. - GDR (c) (e)	3	39

MAURITIUS - 1.7%
Mauritius Commercial Bank	361	2,158
New Mauritius Hotels Ltd. (a)	100	225
		2,383
MONGOLIA - 0.2%
Mongolian Mining Corp. (a) (b)	1,517	281

NIGERIA - 12.2%
FBN Holdings Plc	40,500	4,444
Guinness Nigeria Plc	1,102	1,702
Nigerian Breweries Plc	447	429
UAC of Nigeria Plc	8,445	2,962
UBA Capital Plc (a)	2,139	16
United Bank for Africa Plc	61,508	3,065
Zenith Bank Plc	35,276	4,295
		16,913
OMAN - 2.4%
BankMuscat SAOG	2,186	3,316

PAKISTAN - 1.5%
Fauji Fertilizer Co. Ltd.	1,555	1,679
Indus Motor Co. Ltd.	115	359
		2,038
PANAMA - 5.0%
Cable & Wireless Communications Plc	4,401	2,740
Copa Holdings SA - Class A	32	4,176
		6,916
PERU - 2.9%
Cia de Minas Buenaventura SA - ADR	114	1,677
Credicorp Ltd.	14	1,792
Intercorp Financial Services Inc. (a) (c)	19	625
		4,094
QATAR - 9.8%
Commercial Bank of Qatar QSC	99	1,901
Industries Qatar QSC	136	5,915
Ooredoo QSC	174	5,757
		13,573
ROMANIA - 5.0%
Banca Transilvania (a)	5,426	1,947
OMV Petrom SA	41,234	5,060
		7,007
SENEGAL - 0.1%
Sonatel	4	140

SOUTH AFRICA - 3.4%
MTN Group Ltd.	253	4,711

SOUTH KOREA - 2.0%
Youngone Corp.	80	2,738

TOGO - 0.6%
Ecobank Transnational Inc.	8,619	790

UKRAINE - 2.8%
Ferrexpo Plc	820	1,664
Kernel Holding SA (a)	15	218
MHP SA - GDR (c)	122	2,073
		3,955

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
UNITED ARAB EMIRATES - 6.0%
Agthia Group PJSC	284	251
Aramex PJSC	1,252	835
Dragon Oil Plc	564	4,906
First Gulf Bank PJSC	528	2,295
		8,287
VIETNAM - 4.2%
DHG Pharmaceutical JSC	109	446
Dong Phu Rubber JSC	123	282
FPT Corp.	95	188
Hoa Phat Group JSC	349	465
Imexpharm Pharmaceutical JSC	116	187
PetroVietnam Drilling and Well Services JSC	729	1,621
PetroVietnam Fertilizer & Chemicals JSC	742	1,400
PetroVietnam Technical Service JSC	1,572	1,156
Viet Nam Dairy Products JSC	20	124
		5,869
ZIMBABWE - 3.5%
Delta Corp. Ltd.	2,260	3,164
Econet Wireless Zimbabwe Ltd.	2,540	1,676
		4,840
Total Common Stocks (cost $119,506)		125,088

PARTICIPATORY NOTES - 5.9%

SAUDI ARABIA - 5.9%
Deutsche Bank AG Participatory Note (Al Tayyar Travel Group) (d) (e)	$8	130
Deutsche Bank AG Participatory Note (Saudi Basic Industries Corp.) (d) (e)	54	1,314
Deutsche Bank AG Participatory Note (Saudi Ceramic Co.) (d) (e)	4	119
Deutsche Bank AG Participatory Note (Saudi Dairy & Foodstuff Co.) (d) (e)	10	226
HSBC Bank Plc Participatory Note (Al Mouwasat Medical Services) (d) (e)	13	232
HSBC Bank Plc Participatory Note (Etihad Etisalat Co.) (d) (e)	146	3,105
HSBC Bank Plc Participatory Note (Fawaz Abdulaziz Alhokair & Co.) (d) (e)	17	720
HSBC Bank Plc Participatory Note (Samba Financial Group) (d) (e)	54	707
HSBC Bank Plc Participatory Note (Saudi Basic Industries Corp.) (d) (e)	66	1,618
Total Participatory Notes (cost $7,102)		8,171

SHORT TERM INVESTMENTS - 5.1%

Investment Company - 3.3%
JNL Money Market Fund, 0.01% (f) (g)	4,574	4,574

Securities Lending Collateral - 1.8%
Fidelity Institutional Money Market Portfolio, 0.12% (g)	250	250
Repurchase Agreement with CSI, 0.10% (Collateralized by $464 U.S. Treasury Bond Strip, due 08/15/25-11/15/29, value $290, and $3,574 U.S. Treasury Note Strip, due 08/15/16-02/15/41, value $2,063) acquired on 06/28/13, due 07/01/13 at $2,307	$2,307	2,307
		2,557
Total Short Term Investments (cost $7,131)		7,131

Total Investments - 100.9% (cost $133,739)		140,390
Other Assets and Liabilities, Net - (0.9%)		(1,244)
Total Net Assets - 100.0%		$139,146

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(d)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $8,913.

(e)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

See accompanying Notes to Financial Statements.

Curian/Franklin Templeton Frontier Markets Fund

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities, that have not been deemed liquid, held by the Fund at June 30, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
BLOM Bank SAL - GDR	04/30/2013	$455	$478	0.3%
Intercorp Financial Services Inc.	10/23/2012	630	625	0.4
KCell JSC - GDR	06/05/2013	1,426	1,354	1.0
MHP SA - GDR	09/13/2012	1,887	2,073	1.5
Orascom Telecom Holding SAE - GDR	09/14/2012	1,447	1,362	1.0
Press Corp. Ltd. - GDR	11/01/2012	43	39	—
Zhaikmunai LP - GDR	10/16/2012	647	663	0.5
		$6,535	$6,594	4.7%

See accompanying Notes to Financial Statements.

Curian/Franklin Templeton Natural Resources Fund

Portfolio Composition:	Percentage of Total Investments
Energy	68.3%
Materials	16.7
Consumer Staples	0.4
Short Term Investments	14.6
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 91.7%

CONSUMER STAPLES - 0.4%
Bunge Ltd.	7	$474

ENERGY - 73.3%
Alpha Natural Resources Inc. (a)	96	503
Anadarko Petroleum Corp.	58	4,950
Apache Corp.	23	1,911
Baker Hughes Inc.	22	1,036
BP Plc - ADR (b)	26	1,083
C&J Energy Services Inc. (a) (b)	39	760
Cabot Oil & Gas Corp. - Class A	25	1,758
Cameron International Corp. (a)	30	1,841
Canadian Natural Resources Ltd.	55	1,546
Chariot Oil & Gas Ltd. (a)	13	3
Chevron Corp.	27	3,189
Cimarex Energy Co.	12	757
Cobalt International Energy Inc. (a)	59	1,570
Concho Resources Inc. (a)	8	649
Devon Energy Corp.	57	2,944
Dresser-Rand Group Inc. (a) (b)	15	894
Dril-Quip Inc. (a)	11	984
EnCana Corp. (b)	98	1,658
Ensco Plc - Class A	32	1,856
Exxon Mobil Corp.	35	3,189
FMC Technologies Inc. (a)	31	1,746
Forum Energy Technologies Inc. (a) (b)	22	671
Gran Tierra Energy Inc. (a)	170	1,024
Halliburton Co.	92	3,827
Hess Corp.	16	1,080
Hornbeck Offshore Services Inc. (a)	21	1,105
Key Energy Services Inc. (a) (b)	209	1,242
Kosmos Energy Ltd. (a)	63	636
Marathon Oil Corp.	48	1,649
MEG Energy Corp. (a)	29	785
National Oilwell Varco Inc.	31	2,163
Noble Corp.	20	748
Noble Energy Inc.	43	2,564
Occidental Petroleum Corp.	47	4,203
Oceaneering International Inc.	15	1,079
Oil States International Inc. (a)	10	917
Pacific Rubiales Energy Corp.	19	338
PDC Energy Inc. (a)	14	726
Peabody Energy Corp.	92	1,353
Petroleo Brasileiro SA - Petrobras - ADR (b)	61	813
PHI Inc. (a)	18	626
Phillips 66	19	1,108
Pioneer Energy Services Corp. (a)	104	687
QEP Resources Inc.	31	847
Rex Energy Corp. (a)	56	977
RigNet Inc. (a)	24	608
Rowan Cos. Plc - Class A (a)	30	1,034
Schlumberger Ltd.	68	4,851
SM Energy Co.	26	1,541
Southwestern Energy Co. (a)	80	2,926
Superior Energy Services Inc. (a)	59	1,541
Synergy Resources Corp. (a)	44	321

	Shares/Par †
Tidewater Inc.	14	800
Total SA - ADR	41	1,989
Triangle Petroleum Corp. (a)	160	1,120
Tullow Oil Plc	82	1,244
Valero Energy Corp.	16	562
Weatherford International Ltd. (a)	91	1,245
Whiting Petroleum Corp. (a)	37	1,682
		87,459
MATERIALS - 18.0%
AngloGold Ashanti Ltd. - ADR (b)	38	541
B2Gold Corp. (a)	154	327
Barrick Gold Corp.	42	659
BHP Billiton Plc - ADR (b)	40	2,053
Celanese Corp. - Class A	15	679
Cliffs Natural Resources Inc. (b)	35	573
Freeport-McMoRan Copper & Gold Inc.	76	2,086
G-Resources Group Ltd. (a)	7,065	239
Glencore International Plc	317	1,313
Goldcorp Inc.	48	1,198
Iluka Resources Ltd. (b)	31	283
Imperial Metals Corp. (a)	61	605
Inova Resources Ltd.	305	56
Inova Resources Ltd. (a) (b)	282	52
LyondellBasell Industries NV - Class A	13	881
MAG Silver Corp.	32	188
MMG Ltd. (a) (b)	1,856	482
Molycorp Inc. (a) (b)	102	630
Nautilus Minerals Inc.	68	14
Newcrest Mining Ltd.	45	417
North American Palladium Ltd. (a) (b)	181	179
Osisko Mining Corp.	218	720
PanAust Ltd. (b)	251	415
Potash Corp. of Saskatchewan Inc.	22	835
Randgold Resources Ltd.	14	871
Rio Tinto Plc - ADR (b)	31	1,286
Romarco Minerals Inc.	684	305
Sandfire Resources NL (a) (b)	123	576
Silver Lake Resources Ltd. (a) (b)	205	115
St. Barbara Ltd. (a) (b)	427	182
Tahoe Resources Inc.	40	566
Teck Resources Ltd. - Class B	71	1,521
Turquoise Hill Resources Ltd. (a) (b)	66	393
Walter Energy Inc. (b)	18	187
		21,427
Total Common Stocks (cost $108,753)		109,360

PREFERRED STOCKS - 1.5%

ENERGY - 1.5%
Sanchez Energy Corp., Convertible Preferred, 4.88% (c) (d)	21	1,196
Sanchez Energy Corp., Convertible Preferred, 6.50%, Class B (c) (d)	9	532

Total Preferred Stocks (cost $1,504)		1,728

CORPORATE BONDS AND NOTES - 0.4%

MATERIALS - 0.4%
Molycorp Inc., 6.00%, 09/01/17 (e)	$598	445
Total Corporate Bonds and Notes (cost $598)		445

SHORT TERM INVESTMENTS - 16.0%

Investment Company - 6.5%
JNL Money Market Fund, 0.01% (f) (g)	7,741	7,741

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Securities Lending Collateral - 9.5%
Fidelity Institutional Money Market Portfolio, 0.12% (g)	2,000	2,000
Repurchase Agreement with CSI, 0.10% (Collateralized by $1,890 U.S. Treasury Bond Strip, due 08/15/25-11/15/29, value $1,182, and $14,547 U.S. Treasury Note Strip, due 08/15/16-02/15/41, value $8,395) acquired on 06/28/13, due 07/01/13 at $9,388	$9,388	9,388
		11,388
Total Short Term Investments (cost $19,129)		19,129

Total Investments - 109.6% (cost $129,984)		130,662
Other Assets and Liabilities, Net - (9.6%)		(11,396)
Total Net Assets - 100.0%		$119,266

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)	Perpetual security.
(d)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $1,728.

(e)	Convertible security.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

Curian/Lazard International Strategic Equity Fund

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	23.9%
Financials	19.0
Industrials	16.3
Consumer Staples	13.9
Health Care	8.0
Materials	7.2
Energy	5.7
Short Term Investments	6.0
Total Investments	100.0%

COMMON STOCKS - 95.1%

AUSTRALIA - 3.6%
Amcor Ltd.	40	$370
Caltex Australia Ltd.	14	227
		597
BELGIUM - 2.0%
Anheuser-Busch InBev NV	4	333

BERMUDA - 1.8%
Signet Jewelers Ltd.	4	291

CANADA - 2.7%
Home Capital Group Inc.	4	190
MacDonald Dettwiler & Associates Ltd.	4	252
		442
DENMARK - 1.5%
Carlsberg A/S - Class B	3	252

	Shares
FINLAND - 3.7%
Sampo Oyj	16	614

FRANCE - 8.1%
BNP Paribas	7	359
Sanofi	5	502
Technip SA	3	286
Valeo SA	3	200
		1,347
GERMANY - 5.9%
Merck KGaA	1	199
RTL Group SA	3	243
Sky Deutschland AG	39	271
Symrise AG	7	268
		981
HONG KONG - 1.4%
AIA Group Ltd.	56	234

IRELAND - 5.2%
James Hardie Industries SE - CDI	24	207
Kerry Group Plc	5	257
Ryanair Holdings Plc - ADR (a)	8	392
		856
ITALY - 1.0%
Mediaset SpA (a)	46	172

JAPAN - 15.8%
AEON Credit Service Co. Ltd.	10	292
Asahi Breweries Ltd.	7	166
Asics Corp.	20	310
Daikin Industries Ltd.	5	190
Don Quijote Co. Ltd.	11	539
Japan Tobacco Inc.	7	244
LIXIL Group Corp.	15	370
Makita Corp.	9	500
		2,611
MACAU - 1.5%
Sands China Ltd.	53	247

NETHERLANDS - 1.4%
European Aeronautic Defence & Space Co.	4	228

SPAIN - 1.6%
Mediaset Espana Comunicacion SA	30	261

SWEDEN - 7.8%
Assa Abloy AB	10	409
Electrolux AB - Class B	11	267
Getinge AB - Class B	6	172
Swedbank AB - Class A	19	443
		1,291
SWITZERLAND - 7.4%
Compagnie Financiere Richemont SA	3	234
GAM Holding Ltd.	19	295
Novartis AG	7	469
Swatch Group AG	—	230
		1,228
UNITED KINGDOM - 22.7%
AMEC Plc	16	238
Associated British Foods Plc	12	313
BBA Aviation Plc	42	179
Berkeley Group Holdings Plc	6	205
British American Tobacco Plc	9	441

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Informa Plc	70	524
International Consolidated Airlines Group SA (a)	52	209
Lloyds Banking Group Plc (a)	322	309
Rexam Plc	50	363
Standard Chartered Plc	20	441
Tullow Oil Plc	14	210
Unilever Plc	8	328
		3,760
Total Common Stocks (cost $16,491)		15,745

SHORT TERM INVESTMENTS - 6.1%

Investment Company - 6.1%
JNL Money Market Fund, 0.01% (b) (c)	1,005	1,005
Total Short Term Investments (cost $1,005)		1,005

Total Investments - 101.2% (cost $17,496)		16,750
Other Assets and Liabilities, Net - (1.2%)		(202)
Total Net Assets - 100.0%		$16,548

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

Curian Long Short Credit Fund* (f)

Portfolio Composition:	Percentage of Total Investments
Financials	26.5%
Energy	17.0
Consumer Discretionary	13.7
Materials	8.5
Health Care	5.2
Utilities	5.0
Telecommunication Services	4.1
Industrials	3.9
Consumer Staples	3.3
Information Technology	1.8
Non-U.S. Government Agency ABS	0.7
Investment Companies	0.1
Short Term Investments	10.2
Total Investments	100.0%

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.7%
Other Securities		$1,733

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,874)		1,733

CORPORATE BONDS AND NOTES - 85.7%

CONSUMER DISCRETIONARY - 13.7%
Delphi Corp., 5.00%, 02/15/23	1,650	1,695
Glencore Funding LLC
1.43%, 05/27/16 (a) (b)	2,500	2,434
4.13%, 05/30/23 (a)	1,155	1,030
MGM Resorts International, 6.75%, 10/01/20	1,625	1,682
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (a)	1,500	1,455
Seminole Hard Rock Entertainment Inc. Term Loan, 3.50%, 05/15/20 (b)	167	166
Tenneco Inc., 6.88%, 12/15/20	1,500	1,605
Univision Communications Inc. Term Loan, 4.00%, 03/01/20 (b)	2,407	2,355
Wynn Las Vegas LLC, 7.75%, 08/15/20	1,575	1,749
Other Securities		19,651
		33,822
CONSUMER STAPLES - 3.3%
Lorillard Tobacco Co.
6.88%, 05/01/20	425	488
3.75%, 05/20/23	2,500	2,305
Other Securities		5,290
		8,083
ENERGY - 16.8%
Alpha Natural Resources Inc.
9.75%, 04/15/18	700	675
6.25%, 06/01/21	1,300	1,033
BP Capital Markets Plc, 2.75%, 05/10/23	1,827	1,688
Concho Resources Inc., 5.50%, 04/01/23	1,727	1,701
Continental Resources Inc., 4.50%, 04/15/23 (a)	1,750	1,702
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b)	1,676	1,609
Penn Virginia Corp., 8.50%, 05/01/20 (a)	1,175	1,140
Penn Virginia Resource Partners LP
8.25%, 04/15/18	1,250	1,303
6.50%, 05/15/21 (a)	447	430
Petrobras Global Finance BV
1.89%, 05/20/16 (b)	1,000	994
2.41%, 01/15/19 (b)	1,000	980
4.38%, 05/20/23	841	771
5.63%, 05/20/43	749	651
Plains Exploration & Production Co.
6.50%, 11/15/20	1,100	1,166
6.88%, 02/15/23	1,075	1,150
Seadrill Ltd., 5.63%, 09/15/17 (a)	2,150	2,118
Other Securities		22,434
		41,545
FINANCIALS - 23.5%
Allstate Corp., 4.50%, 06/15/43	680	671
American International Group Inc., 8.25%, 08/15/18	1,900	2,355
Bank of America Corp.
5.20% (callable at 100 beginning 06/01/23) (b) (c)	833	783
8.00% (callable at 100 beginning 01/30/18) (b) (c)	2,100	2,339
5.65%, 05/01/18	1,550	1,721
Barclays Bank Plc, 7.75%, 04/10/23 (b)	1,950	1,940
BB&T Corp., 1.13%, 06/15/18 (b)	1,500	1,501
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (b) (c)	1,250	1,238
8.50%, 05/22/19	900	1,134
Deutsche Bank AG, 4.30%, 05/24/28 (b)	3,500	3,230
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (b) (c)	2,393	2,261
Ford Motor Credit Co. LLC
5.00%, 05/15/18	1,975	2,105
4.25%, 09/20/22	875	860
General Electric Capital Corp.
7.13% (callable at 100 beginning 06/15/22) (b) (c)	2,000	2,260
3.10%, 01/09/23	625	590
General Motors Financial Co. Inc.
2.75%, 05/15/16 (a)	1,500	1,476
4.25%, 05/15/23 (a)	774	721
Goldman Sachs Group Inc., 5.38%, 03/15/20	1,550	1,681
HSBC Bank Plc, 0.92%, 05/15/18 (a) (b)	1,500	1,500

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
International Lease Finance Corp., 6.25%, 05/15/19	1,800	1,850
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (b) (c)	2,050	2,316
1.63%, 05/15/18	1,250	1,198
3.20%, 01/25/23	1,050	996
Morgan Stanley
5.63%, 09/23/19	900	967
4.10%, 05/22/23	2,087	1,927
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (b)	2,000	1,945
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (b) (c)	1,200	1,119
Royal Bank of Scotland Group Plc, 6.10%, 06/10/23	2,122	2,012
Springleaf Financial Funding Co. Term Loan, 5.50%, 05/10/17 (b)	1,738	1,738
State Street Corp., 3.10%, 05/15/23	1,629	1,525
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (b) (c)	2,075	2,345
3.50%, 03/08/22	1,200	1,213
Other Securities		6,483
		58,000
HEALTH CARE - 5.1%
Baxter International Inc., 1.85%, 06/15/18	1,500	1,487
HCA Inc., 7.25%, 09/15/20	1,600	1,718
Pfizer Inc.
3.00%, 06/15/23	1,250	1,212
4.30%, 06/15/43	1,500	1,458
Warner Chilcott Co. LLC, 7.75%, 09/15/18	2,000	2,160
Other Securities		4,681
		12,716
INDUSTRIALS - 3.9%
International Lease Finance Corp., 2.22%, 06/15/16 (b)	1,750	1,737
United Rentals North America Inc., 8.38%, 09/15/20	1,600	1,732
Other Securities		6,195
		9,664
INFORMATION TECHNOLOGY - 1.8%
Other Securities		4,330

MATERIALS - 8.5%
Ball Corp., 4.00%, 11/15/23	1,778	1,645
Barrick Gold Corp.
2.50%, 05/01/18 (a)	600	538
4.10%, 05/01/23 (a)	1,225	1,023
Other Securities		17,855
		21,061
TELECOMMUNICATION SERVICES - 4.1%
Intelsat Jackson Holdings SA
6.63%, 12/15/22 (a)	1,750	1,697
5.50%, 08/01/23 (a)	1,372	1,290
Other Securities		7,153
		10,140
UTILITIES - 5.0%
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (a) (b) (c)	2,350	2,246
Pacific Gas & Electric Co., 3.25%, 06/15/23	3,250	3,181
Other Securities		6,832
		12,259
Total Corporate Bonds and Notes (cost $223,272)		211,620

PREFERRED STOCKS - 3.2%

ENERGY - 0.2%
Other Securities		$498

FINANCIALS - 3.0%
Allstate Corp., 5.10%	67	1,702
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/25) (c)	108	2,607
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 5/01/22) (c)	49	1,304
US Bancorp, 6.00%, (callable at 25 beginning 04/15/17) (c)	64	1,754
		7,367
Total Preferred Stocks (cost $8,242)		7,865

INVESTMENT COMPANIES - 0.1%
Other Securities		292
Total Investment Companies (cost $267)		292

SHORT TERM INVESTMENTS - 10.2%

Investment Company - 10.2%
JNL Money Market Fund, 0.01% (d) (e)	25,142	25,142
Total Short Term Investments (cost $25,142)		25,142

Total Investments - 99.9% (cost $258,797)		246,652
Other Assets and Liabilities, Net - 0.1%		285
Total Net Assets - 100.0%		$246,937

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $65,768.

(b)	Variable rate security. Rate stated was in effect as of June 30, 2013.
(c)	Perpetual security.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.
(f)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2013. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*

A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Annuity Service Center at 1-800-873-5654.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2013

Curian Long Short Credit Fund - Schedule of Open Futures Contracts

	Expiration	Contracts (Short)	Unrealized Appreciation
Euro versus USD Future	September 2013	(3)	$9
U.S. Treasury Bond Future, 20-Year	September 2013	(99)	422
U.S. Treasury Note Future, 10-Year	September 2013	(400)	1,112
U.S. Treasury Note Future, 5-Year	September 2013	(110)	167
Ultra Long Term U.S. Treasury Bond Future, 30-Year	September 2013	(17)	83
			$1,793

Curian Long Short Credit Fund - Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
Credit default swap agreements - sell protection(3)
CCI	CDX.NA.HY-20	N/A	5.00%	06/20/2018	$(12,500)	$378	$(401)
JPM	Citigroup Inc., 7.88%, 05/15/2025	1.23%	1.00%	06/20/2018	(2,000)	(22)	(19)
					$(14,500)	$357	$(420)
Credit default swap agreements - purchase protection(2)
MSS	Apache Corp., 7.00%, 02/01/2018	N/A	1.00%	06/20/2018	$2,000	$(29)	$9
JPM	Capital One Financial Corp., 5.13%, 02/15/2014	N/A	1.00%	06/20/2018	2,000	(40)	9
CCI	Viacom Inc., 6.88%, 04/30/2036	N/A	1.00%	12/20/2018	2,000	(33)	(5)
					$6,000	$(102)	$13

(1)Notional amount is stated in USD.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2013

Curian/Neuberger Berman Currency Fund

Portfolio Composition:	Percentage of Total Investments
Government Securities	41.6%
Short Term Investments	58.4
Total Investments	100.0%

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 41.0%

GOVERNMENT SECURITIES - 41.0%
Federal Farm Credit Bank - 9.6%
Federal Farm Credit Bank
0.16%, 07/24/13 (a) (b)	$6,000	$6,000
0.25%, 08/19/13 (a)	2,000	2,001
0.20%, 09/17/13 (a)	2,000	2,000
0.98%, 09/23/13 (a)	1,000	1,002
0.18%, 11/19/13 (a) (b)	11,000	11,004
		22,007
Federal Home Loan Bank - 13.2%
Federal Home Loan Bank
0.12%, 07/18/13 (a)	13,000	13,000
0.28%, 09/16/13 (a)	13,000	13,004
0.13%, 09/18/13 (a)	1,250	1,250
0.30%, 12/04/13 (a)	3,000	3,002
		30,256
Federal Home Loan Mortgage Corp. - 5.1%
Federal Home Loan Mortgage Corp.
4.50%, 07/15/13 - 04/02/14 (a)	6,475	6,644
0.17%, 11/04/13 (a) (b)	5,000	5,001
		11,645
Federal National Mortgage Association - 13.1%
Federal National Mortgage Association
0.50%, 08/09/13 (a)	2,000	2,001
0.75%, 12/18/13 (a)	3,000	3,009
1.25%, 02/27/14 (a)	25,000	25,188
		30,198
Total Government and Agency Obligations (cost $94,102)		94,106

SHORT TERM INVESTMENTS - 57.6%
Federal Home Loan Mortgage Corp. - 7.8%
Federal Home Loan Mortgage Corp.
0.09%, 09/20/13 (a)	$5,000	4,999
0.10%, 10/21/13 (a)	13,000	12,998

Investment Company - 0.3%
JNL Money Market Fund, 0.01% (c) (d)	689	689

Treasury Securities - 49.5%
U.S. Treasury Bill
0.03%, 08/08/13	$25,000	24,999
0.05%, 09/26/13	24,500	24,498
0.07%, 11/21/13	22,000	21,994
0.08%, 12/05/13	42,000	41,988
		113,479
Total Short Term Investments (cost $132,159)		132,165

Total Investments - 98.6% (cost $226,261)		226,271
Other Assets and Liabilities, Net - 1.4%		3,240
Total Net Assets - 100.0%		$229,511

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	This security is a direct debt of the agency and not collateralized by mortgages.
(b)	Variable rate security. Rate stated was in effect as of June 30, 2013.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

See accompanying Notes to Financial Statements.

Curian/Neuberger Berman Currency Fund - Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	07/10/2013	RBC	AUD	2,690	$2,459	$(301)
AUD/USD	07/10/2013	CIT	AUD	2,122	1,939	(252)
AUD/USD	07/10/2013	CIT	AUD	5,088	4,650	(574)
AUD/USD	07/10/2013	SGB	AUD	11,356	10,379	(1,193)
AUD/USD	07/10/2013	CIT	AUD	2,948	2,695	(238)
AUD/USD	07/10/2013	CIT	AUD	3,823	3,495	(305)
AUD/USD	07/10/2013	CIT	AUD	2,835	2,591	(190)
AUD/USD	07/10/2013	CIT	AUD	5,149	4,706	(284)
AUD/USD	07/10/2013	CIT	AUD	4,047	3,699	(246)
AUD/USD	07/10/2013	RBC	AUD	1,097	1,003	(66)
AUD/USD	07/10/2013	CIT	AUD	3,574	3,266	(191)
AUD/USD	07/10/2013	CIT	AUD	8,040	7,349	(406)
AUD/USD	07/10/2013	SGB	AUD	8,427	7,702	(415)
AUD/USD	07/10/2013	SGB	AUD	9,277	8,480	(182)
AUD/USD	07/10/2013	CIT	AUD	4,135	3,779	(190)
AUD/USD	07/10/2013	SGB	AUD	9,701	8,867	(372)
AUD/USD	07/10/2013	CIT	AUD	13,203	12,067	(59)
AUD/USD	10/10/2013	CIT	AUD	6,788	6,163	(70)
CAD/USD	07/10/2013	CIT	CAD	2,728	2,593	(89)
CAD/USD	07/10/2013	RBC	CAD	2,722	2,588	(52)
CAD/USD	07/10/2013	CIT	CAD	7,464	7,095	(121)
CAD/USD	07/10/2013	CIT	CAD	10,963	10,422	(163)
CAD/USD	07/10/2013	CIT	CAD	11,931	11,342	(182)
CAD/USD	07/10/2013	SGB	CAD	2,931	2,787	(48)
CAD/USD	07/10/2013	SGB	CAD	6,930	6,588	(179)
CAD/USD	07/10/2013	CIT	CAD	4,278	4,067	(137)
CAD/USD	07/10/2013	SGB	CAD	4,053	3,853	(123)
CAD/USD	07/10/2013	SGB	CAD	6,269	5,960	(24)
CAD/USD	07/10/2013	CIT	CAD	12,020	11,427	(271)
CAD/USD	07/10/2013	CIT	CAD	4,040	3,841	(110)
CAD/USD	07/10/2013	CIT	CAD	1,405	1,336	(59)
CAD/USD	10/10/2013	CIT	CAD	2,548	2,417	(8)
CHF/USD	07/10/2013	CIT	CHF	4,474	4,737	(69)
CHF/USD	07/10/2013	CIT	CHF	3,734	3,953	—
CHF/USD	07/10/2013	SGB	CHF	5,263	5,573	(34)
CHF/USD	07/10/2013	CIT	CHF	2,642	2,798	(49)
CHF/USD	07/10/2013	CIT	CHF	2,976	3,151	(42)
CHF/USD	07/10/2013	CIT	CHF	4,991	5,284	(32)
CHF/USD	07/10/2013	CIT	CHF	5,881	6,227	86
CHF/USD	07/10/2013	SGB	CHF	10,223	10,824	313
CHF/USD	07/10/2013	RBC	CHF	1,541	1,632	44
CHF/USD	07/10/2013	CIT	CHF	9,536	10,097	253
CHF/USD	07/10/2013	CIT	CHF	6,773	7,171	242
CHF/USD	07/10/2013	CIT	CHF	12,707	13,454	222
CHF/USD	07/10/2013	CIT	CHF	1,750	1,852	(42)
CHF/USD	07/10/2013	CIT	CHF	10,546	11,166	(159)
CHF/USD	07/10/2013	CIT	CHF	1,646	1,742	(21)
CHF/USD	07/10/2013	SGB	CHF	12,120	12,833	(70)
CHF/USD	10/10/2013	CIT	CHF	5,767	6,111	12
EUR/USD	07/10/2013	CIT	EUR	1,713	2,229	(21)
EUR/USD	07/10/2013	RBC	EUR	313	408	1
EUR/USD	07/10/2013	CIT	EUR	3,276	4,264	1
EUR/USD	07/10/2013	CIT	EUR	1,841	2,396	(32)
EUR/USD	07/10/2013	CIT	EUR	8,341	10,857	10
EUR/USD	07/10/2013	CIT	EUR	2,708	3,525	13
EUR/USD	07/10/2013	CIT	EUR	5,627	7,325	112
EUR/USD	07/10/2013	RBC	EUR	844	1,099	12
EUR/USD	07/10/2013	CIT	EUR	4,382	5,704	63
EUR/USD	07/10/2013	CIT	EUR	8,443	10,991	65
EUR/USD	07/10/2013	SGB	EUR	5,468	7,118	(37)
EUR/USD	07/10/2013	SGB	EUR	5,901	7,682	(93)
EUR/USD	07/10/2013	CIT	EUR	5,128	6,675	(104)

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
EUR/USD	07/10/2013	SGB	EUR	2,930	$3,814	$(113)
EUR/USD	07/10/2013	CIT	EUR	1,620	2,109	(32)
EUR/USD	07/10/2013	SGB	EUR	8,055	10,485	(19)
EUR/USD	10/10/2013	CIT	EUR	5,153	6,710	(14)
GBP/USD	07/10/2013	CIT	GBP	7,397	11,250	(28)
GBP/USD	07/10/2013	SGB	GBP	2,095	3,186	(17)
GBP/USD	07/10/2013	CIT	GBP	1,454	2,212	(2)
GBP/USD	07/10/2013	CIT	GBP	6,595	10,030	(245)
GBP/USD	07/10/2013	SGB	GBP	2,508	3,814	(83)
GBP/USD	07/10/2013	CIT	GBP	1,980	3,012	(5)
GBP/USD	07/10/2013	CIT	GBP	2,970	4,518	(17)
GBP/USD	07/10/2013	SGB	GBP	5,930	9,019	(56)
GBP/USD	07/10/2013	SGB	GBP	8,608	13,092	44
GBP/USD	07/10/2013	CIT	GBP	8,189	12,455	(51)
GBP/USD	07/10/2013	SGB	GBP	1,508	2,294	(13)
GBP/USD	07/10/2013	SGB	GBP	1,455	2,213	(41)
GBP/USD	07/10/2013	SGB	GBP	1,780	2,707	(60)
GBP/USD	07/10/2013	CIT	GBP	2,261	3,439	(101)
GBP/USD	07/10/2013	CIT	GBP	4,815	7,323	(129)
GBP/USD	10/10/2013	CIT	GBP	6,123	9,307	(48)
JPY/USD	07/10/2013	SGB	JPY	358,461	3,614	(37)
JPY/USD	07/10/2013	SGB	JPY	2,155,848	21,737	(271)
JPY/USD	07/10/2013	CIT	JPY	200,014	2,017	(1)
JPY/USD	07/10/2013	CIT	JPY	306,329	3,089	17
JPY/USD	07/10/2013	CIT	JPY	227,159	2,290	8
JPY/USD	07/10/2013	CIT	JPY	496,511	5,006	123
JPY/USD	07/10/2013	CIT	JPY	418,910	4,224	106
JPY/USD	07/10/2013	SGB	JPY	628,759	6,340	218
JPY/USD	07/10/2013	SGB	JPY	303,339	3,059	102
JPY/USD	07/10/2013	CIT	JPY	292,628	2,951	121
JPY/USD	07/10/2013	SGB	JPY	1,286,217	12,969	229
JPY/USD	07/10/2013	SGB	JPY	239,221	2,412	24
JPY/USD	07/10/2013	CIT	JPY	269,613	2,719	(15)
JPY/USD	07/10/2013	SGB	JPY	453,208	4,570	(124)
JPY/USD	07/10/2013	SGB	JPY	545,768	5,503	(95)
JPY/USD	10/10/2013	CIT	JPY	283,597	2,861	(31)
JPY/USD	10/10/2013	CIT	JPY	572,422	5,775	(16)
NOK/USD	07/10/2013	CIT	NOK	32,551	5,357	(283)
NOK/USD	07/10/2013	SGB	NOK	48,321	7,953	(461)
NOK/USD	07/10/2013	SGB	NOK	43,797	7,208	(308)
NOK/USD	07/10/2013	CIT	NOK	24,839	4,088	(187)
NOK/USD	07/10/2013	CIT	NOK	43,549	7,167	(314)
NOK/USD	07/10/2013	CIT	NOK	49,277	8,110	(321)
NOK/USD	07/10/2013	SGB	NOK	47,313	7,787	(196)
NOK/USD	07/10/2013	CIT	NOK	29,441	4,845	(174)
NOK/USD	07/10/2013	CIT	NOK	19,558	3,219	(130)
NOK/USD	07/10/2013	CIT	NOK	16,731	2,754	(130)
NOK/USD	07/10/2013	CIT	NOK	44,789	7,371	(307)
NOK/USD	07/10/2013	CIT	NOK	26,446	4,352	(165)
NOK/USD	07/10/2013	CIT	NOK	26,998	4,443	(173)
NOK/USD	07/10/2013	SGB	NOK	38,654	6,362	(197)
NOK/USD	07/10/2013	CIT	NOK	22,903	3,769	(148)
NOK/USD	07/10/2013	CIT	NOK	14,439	2,376	(98)
NOK/USD	07/10/2013	SGB	NOK	51,424	8,463	(444)
NOK/USD	07/10/2013	CIT	NOK	34,417	5,664	(337)
NOK/USD	07/10/2013	CIT	NOK	16,265	2,677	(150)
NOK/USD	07/10/2013	CIT	NOK	114,425	18,832	43
NOK/USD	07/10/2013	SGB	NOK	19,067	3,138	(5)
NOK/USD	10/10/2013	CIT	NOK	137,776	22,600	69
NZD/USD	07/10/2013	CIT	NZD	6,498	5,033	(442)
NZD/USD	07/10/2013	SGB	NZD	5,473	4,239	(373)
NZD/USD	07/10/2013	SGB	NZD	5,041	3,905	(300)

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
NZD/USD	07/10/2013	CIT	NZD	6,613	$5,122	$(481)
NZD/USD	07/10/2013	CIT	NZD	6,257	4,846	(476)
NZD/USD	07/10/2013	SGB	NZD	10,895	8,438	(668)
NZD/USD	07/10/2013	SGB	NZD	13,773	10,667	(936)
NZD/USD	07/10/2013	CIT	NZD	3,009	2,330	(137)
NZD/USD	07/10/2013	CIT	NZD	7,380	5,715	(303)
NZD/USD	07/10/2013	CIT	NZD	4,300	3,330	(131)
NZD/USD	07/10/2013	CIT	NZD	2,541	1,968	(84)
NZD/USD	07/10/2013	SGB	NZD	8,715	6,750	(183)
NZD/USD	07/10/2013	CIT	NZD	27,512	21,308	(591)
NZD/USD	07/10/2013	CIT	NZD	7,600	5,886	(173)
NZD/USD	07/10/2013	CIT	NZD	4,858	3,763	(63)
NZD/USD	07/10/2013	CIT	NZD	4,318	3,344	(145)
NZD/USD	07/10/2013	CIT	NZD	4,023	3,116	(128)
NZD/USD	10/10/2013	CIT	NZD	9,274	7,135	(62)
NZD/USD	10/10/2013	CIT	NZD	19,669	15,133	43
SEK/USD	07/10/2013	SGB	SEK	22,305	3,325	(125)
SEK/USD	07/10/2013	CIT	SEK	37,792	5,634	(160)
SEK/USD	07/10/2013	SGB	SEK	23,988	3,576	(44)
SEK/USD	07/10/2013	CIT	SEK	17,530	2,614	(36)
SEK/USD	07/10/2013	CIT	SEK	16,100	2,400	(42)
SEK/USD	07/10/2013	CIT	SEK	14,373	2,143	(40)
SEK/USD	07/10/2013	CIT	SEK	26,870	4,006	(95)
SEK/USD	07/10/2013	CIT	SEK	18,737	2,794	(76)
SEK/USD	07/10/2013	CIT	SEK	28,695	4,278	(115)
SEK/USD	07/10/2013	CIT	SEK	25,430	3,791	(46)
SEK/USD	07/10/2013	CIT	SEK	13,573	2,024	(17)
SEK/USD	07/10/2013	SGB	SEK	14,777	2,203	(8)
SEK/USD	07/10/2013	CIT	SEK	30,515	4,550	(21)
SEK/USD	07/10/2013	SGB	SEK	30,265	4,512	(37)
SEK/USD	07/10/2013	CIT	SEK	104,958	15,648	(265)
SEK/USD	07/10/2013	CIT	SEK	40,815	6,085	(91)
SEK/USD	07/10/2013	SGB	SEK	11,698	1,744	(30)
SEK/USD	07/10/2013	SGB	SEK	19,901	2,967	(80)
SEK/USD	07/10/2013	CIT	SEK	18,734	2,793	(113)
SEK/USD	07/10/2013	CIT	SEK	102,484	15,279	48
SEK/USD	07/10/2013	SGB	SEK	25,733	3,836	(17)
SEK/USD	10/10/2013	CIT	SEK	28,751	4,278	22
USD/AUD	07/10/2013	CIT	AUD	(17,420)	(15,922)	1,983
USD/AUD	07/10/2013	SGB	AUD	(6,127)	(5,600)	709
USD/AUD	07/10/2013	CIT	AUD	(2,960)	(2,706)	333
USD/AUD	07/10/2013	CIT	AUD	(5,473)	(5,002)	597
USD/AUD	07/10/2013	CIT	AUD	(2,370)	(2,166)	258
USD/AUD	07/10/2013	CIT	AUD	(3,082)	(2,816)	356
USD/AUD	07/10/2013	CIT	AUD	(5,488)	(5,016)	552
USD/AUD	07/10/2013	SGB	AUD	(3,015)	(2,755)	316
USD/AUD	07/10/2013	CIT	AUD	(4,775)	(4,364)	384
USD/AUD	07/10/2013	CIT	AUD	(3,085)	(2,820)	234
USD/AUD	07/10/2013	SGB	AUD	(6,507)	(5,947)	449
USD/AUD	07/10/2013	SGB	AUD	(3,763)	(3,439)	223
USD/AUD	07/10/2013	SGB	AUD	(11,202)	(10,239)	474
USD/AUD	07/10/2013	CIT	AUD	(27,045)	(24,719)	1,274
USD/AUD	07/10/2013	SGB	AUD	(4,797)	(4,384)	180
USD/AUD	07/10/2013	CIT	AUD	(3,357)	(3,069)	7
USD/AUD	07/10/2013	SGB	AUD	(8,134)	(7,435)	151
USD/AUD	10/10/2013	CIT	AUD	(5,411)	(4,913)	81
USD/CAD	07/10/2013	SGB	CAD	(19,985)	(18,999)	445
USD/CAD	07/10/2013	CIT	CAD	(1,959)	(1,862)	46
USD/CAD	07/10/2013	CIT	CAD	(3,705)	(3,522)	81
USD/CAD	07/10/2013	CIT	CAD	(2,305)	(2,191)	85
USD/CAD	07/10/2013	CIT	CAD	(2,119)	(2,015)	85
USD/CAD	07/10/2013	CIT	CAD	(10,929)	(10,390)	443

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/CAD	07/10/2013	CIT	CAD	(3,711)	$(3,528)	$127
USD/CAD	07/10/2013	SGB	CAD	(5,961)	(5,667)	162
USD/CAD	07/10/2013	CGM	CAD	(4,917)	(4,675)	104
USD/CAD	07/10/2013	SGB	CAD	(13,622)	(12,950)	218
USD/CAD	07/10/2013	CIT	CAD	(3,573)	(3,397)	49
USD/CAD	07/10/2013	SGB	CAD	(2,395)	(2,277)	79
USD/CAD	07/10/2013	CIT	CAD	(9,537)	(9,066)	144
USD/CAD	07/10/2013	CIT	CAD	(4,788)	(4,551)	91
USD/CAD	07/10/2013	CIT	CAD	(4,534)	(4,310)	142
USD/CAD	07/10/2013	SGB	CAD	(6,394)	(6,078)	181
USD/CAD	10/10/2013	CIT	CAD	(1,820)	(1,726)	9
USD/CAD	10/10/2013	CIT	CAD	(8,714)	(8,266)	(3)
USD/CHF	07/10/2013	CIT	CHF	(29,635)	(31,377)	650
USD/CHF	07/10/2013	SGB	CHF	(15,297)	(16,196)	405
USD/CHF	07/10/2013	SGB	CHF	(2,061)	(2,183)	11
USD/CHF	07/10/2013	CIT	CHF	(4,345)	(4,600)	16
USD/CHF	07/10/2013	CIT	CHF	(4,796)	(5,078)	47
USD/CHF	07/10/2013	CIT	CHF	(3,850)	(4,076)	83
USD/CHF	07/10/2013	CIT	CHF	(4,675)	(4,950)	(70)
USD/CHF	07/10/2013	CIT	CHF	(11,993)	(12,698)	(225)
USD/CHF	07/10/2013	CIT	CHF	(7,170)	(7,592)	(218)
USD/CHF	07/10/2013	CIT	CHF	(4,574)	(4,843)	(111)
USD/CHF	07/10/2013	CIT	CHF	(2,700)	(2,859)	(62)
USD/CHF	07/10/2013	SGB	CHF	(15,245)	(16,141)	(249)
USD/CHF	07/10/2013	CIT	CHF	(12,817)	(13,570)	(171)
USD/CHF	07/10/2013	CIT	CHF	(6,488)	(6,870)	(19)
USD/CHF	07/10/2013	SGB	CHF	(1,737)	(1,839)	16
USD/CHF	07/10/2013	SGB	CHF	(2,707)	(2,866)	54
USD/CHF	07/10/2013	SGB	CHF	(3,313)	(3,508)	69
USD/CHF	07/10/2013	CIT	CHF	(2,410)	(2,552)	28
USD/CHF	10/10/2013	CIT	CHF	(3,071)	(3,255)	(5)
USD/CHF	10/10/2013	CIT	CHF	(13,628)	(14,441)	(21)
USD/EUR	07/10/2013	CIT	EUR	(1,722)	(2,242)	7
USD/EUR	07/10/2013	SGB	EUR	(5,785)	(7,531)	37
USD/EUR	07/10/2013	CIT	EUR	(4,877)	(6,348)	39
USD/EUR	07/10/2013	CIT	EUR	(3,900)	(5,077)	13
USD/EUR	07/10/2013	CIT	EUR	(3,151)	(4,102)	13
USD/EUR	07/10/2013	CIT	EUR	(5,175)	(6,736)	35
USD/EUR	07/10/2013	SGB	EUR	(4,079)	(5,309)	62
USD/EUR	07/10/2013	CIT	EUR	(2,957)	(3,849)	(32)
USD/EUR	07/10/2013	SGB	EUR	(7,021)	(9,139)	(69)
USD/EUR	07/10/2013	CIT	EUR	(1,411)	(1,837)	(16)
USD/EUR	07/10/2013	CIT	EUR	(3,201)	(4,166)	(41)
USD/EUR	07/10/2013	SGB	EUR	(13,616)	(17,723)	(74)
USD/EUR	07/10/2013	CIT	EUR	(12,612)	(16,417)	10
USD/EUR	07/10/2013	SGB	EUR	(3,081)	(4,010)	82
USD/EUR	07/10/2013	CIT	EUR	(1,451)	(1,889)	44
USD/EUR	07/10/2013	CIT	EUR	(2,958)	(3,850)	111
USD/EUR	07/10/2013	CIT	EUR	(2,150)	(2,799)	84
USD/EUR	07/10/2013	CIT	EUR	(8,548)	(11,127)	153
USD/EUR	07/10/2013	CIT	EUR	(2,137)	(2,781)	20
USD/EUR	07/10/2013	SGB	EUR	(1,913)	(2,490)	(28)
USD/EUR	07/10/2013	CIT	EUR	(6,274)	(8,166)	134
USD/EUR	10/10/2013	CIT	EUR	(4,241)	(5,522)	2
USD/EUR	10/10/2013	CIT	EUR	(6,384)	(8,314)	(6)
USD/GBP	07/10/2013	CIT	GBP	(2,362)	(3,592)	32
USD/GBP	07/10/2013	RBC	GBP	(2,547)	(3,874)	62
USD/GBP	07/10/2013	CIT	GBP	(359)	(546)	12
USD/GBP	07/10/2013	CIT	GBP	(1,442)	(2,193)	47
USD/GBP	07/10/2013	CIT	GBP	(1,460)	(2,221)	22
USD/GBP	07/10/2013	CIT	GBP	(3,866)	(5,880)	46
USD/GBP	07/10/2013	RBC	GBP	(1,039)	(1,580)	(8)

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/GBP	07/10/2013	CIT	GBP	(2,663)	$(4,051)	$(40)
USD/GBP	07/10/2013	CIT	GBP	(2,788)	(4,240)	(41)
USD/GBP	07/10/2013	CIT	GBP	(3,587)	(5,455)	(42)
USD/GBP	07/10/2013	CIT	GBP	(3,587)	(5,455)	47
USD/GBP	07/10/2013	CIT	GBP	(2,755)	(4,190)	87
USD/GBP	07/10/2013	SGB	GBP	(2,044)	(3,109)	95
USD/GBP	07/10/2013	SGB	GBP	(2,188)	(3,328)	98
USD/GBP	07/10/2013	CIT	GBP	(2,063)	(3,138)	32
USD/GBP	07/10/2013	SGB	GBP	(9,740)	(14,814)	166
USD/GBP	10/10/2013	CIT	GBP	(8,721)	(13,255)	(20)
USD/JPY	07/10/2013	CIT	JPY	(44,803)	(452)	9
USD/JPY	07/10/2013	SGB	JPY	(559,342)	(5,640)	30
USD/JPY	07/10/2013	CIT	JPY	(291,885)	(2,943)	54
USD/JPY	07/10/2013	RBC	JPY	(174,486)	(1,759)	(57)
USD/JPY	07/10/2013	CIT	JPY	(347,177)	(3,501)	(123)
USD/JPY	07/10/2013	CIT	JPY	(1,533,124)	(15,458)	(339)
USD/JPY	07/10/2013	CIT	JPY	(1,134,433)	(11,438)	(213)
USD/JPY	07/10/2013	CIT	JPY	(1,324,866)	(13,359)	(127)
USD/JPY	07/10/2013	CIT	JPY	(569,650)	(5,744)	(30)
USD/JPY	07/10/2013	SGB	JPY	(401,882)	(4,052)	9
USD/JPY	07/10/2013	SGB	JPY	(408,520)	(4,119)	99
USD/JPY	07/10/2013	CIT	JPY	(800,138)	(8,068)	340
USD/JPY	07/10/2013	CIT	JPY	(775,263)	(7,817)	92
USD/JPY	10/10/2013	CIT	JPY	(496,814)	(5,012)	(10)
USD/NOK	07/10/2013	CIT	NOK	(24,010)	(3,952)	134
USD/NOK	07/10/2013	SGB	NOK	(14,883)	(2,449)	97
USD/NOK	07/10/2013	CIT	NOK	(18,436)	(3,034)	160
USD/NOK	07/10/2013	SGB	NOK	(23,609)	(3,886)	213
USD/NOK	07/10/2013	SGB	NOK	(58,925)	(9,698)	557
USD/NOK	07/10/2013	CIT	NOK	(11,231)	(1,848)	80
USD/NOK	07/10/2013	CIT	NOK	(25,837)	(4,252)	185
USD/NOK	07/10/2013	SGB	NOK	(16,279)	(2,679)	91
USD/NOK	07/10/2013	CIT	NOK	(18,778)	(3,091)	127
USD/NOK	07/10/2013	SGB	NOK	(45,649)	(7,513)	289
USD/NOK	07/10/2013	RBC	NOK	(12,848)	(2,115)	94
USD/NOK	07/10/2013	CIT	NOK	(46,815)	(7,705)	356
USD/NOK	07/10/2013	CIT	NOK	(22,767)	(3,747)	153
USD/NOK	07/10/2013	SGB	NOK	(12,090)	(1,990)	87
USD/NOK	07/10/2013	SGB	NOK	(32,288)	(5,314)	251
USD/NOK	07/10/2013	CIT	NOK	(31,785)	(5,231)	274
USD/NOK	07/10/2013	CIT	NOK	(10,613)	(1,747)	105
USD/NOK	07/10/2013	CIT	NOK	(21,805)	(3,589)	106
USD/NOK	07/10/2013	CIT	NOK	(47,130)	(7,757)	435
USD/NOK	10/10/2013	CIT	NOK	(11,244)	(1,844)	—
USD/NOK	10/10/2013	CIT	NOK	(123,972)	(20,336)	95
USD/NZD	07/10/2013	CIT	NZD	(4,390)	(3,400)	215
USD/NZD	07/10/2013	CIT	NZD	(3,282)	(2,542)	217
USD/NZD	07/10/2013	CIT	NZD	(8,672)	(6,717)	587
USD/NZD	07/10/2013	CIT	NZD	(2,527)	(1,957)	190
USD/NZD	07/10/2013	CIT	NZD	(1,224)	(948)	97
USD/NZD	07/10/2013	SGB	NZD	(13,866)	(10,739)	958
USD/NZD	07/10/2013	CIT	NZD	(5,744)	(4,449)	408
USD/NZD	07/10/2013	RBC	NZD	(1,247)	(966)	45
USD/NZD	07/10/2013	CIT	NZD	(8,238)	(6,380)	306
USD/NZD	07/10/2013	CIT	NZD	(14,467)	(11,204)	458
USD/NZD	07/10/2013	SGB	NZD	(3,053)	(2,364)	77
USD/NZD	07/10/2013	SGB	NZD	(4,001)	(3,099)	74
USD/NZD	07/10/2013	SGB	NZD	(7,539)	(5,839)	27
USD/NZD	07/10/2013	SGB	NZD	(6,059)	(4,693)	138
USD/NZD	07/10/2013	CIT	NZD	(7,138)	(5,528)	1
USD/NZD	07/10/2013	CIT	NZD	(6,551)	(5,073)	26
USD/NZD	07/10/2013	CIT	NZD	(16,769)	(12,988)	(72)

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/NZD	07/10/2013	SGB	NZD	(5,173)	$(4,007)	$50
USD/SEK	07/10/2013	CIT	SEK	(44,078)	(6,572)	177
USD/SEK	07/10/2013	CIT	SEK	(7,053)	(1,052)	36
USD/SEK	07/10/2013	CIT	SEK	(26,075)	(3,887)	150
USD/SEK	07/10/2013	SGB	SEK	(12,080)	(1,801)	57
USD/SEK	07/10/2013	CIT	SEK	(56,443)	(8,415)	66
USD/SEK	07/10/2013	RBC	SEK	(4,222)	(629)	5
USD/SEK	07/10/2013	CIT	SEK	(21,656)	(3,229)	27
USD/SEK	07/10/2013	CIT	SEK	(54,959)	(8,194)	95
USD/SEK	07/10/2013	CIT	SEK	(32,688)	(4,873)	41
USD/SEK	07/10/2013	SGB	SEK	(62,515)	(9,320)	211
USD/SEK	07/10/2013	CIT	SEK	(50,054)	(7,463)	122
USD/SEK	07/10/2013	CIT	SEK	(14,263)	(2,126)	79
USD/SEK	07/10/2013	CIT	SEK	(24,031)	(3,583)	141
USD/SEK	07/10/2013	SGB	SEK	(58,007)	(8,648)	425
USD/SEK	07/10/2013	CIT	SEK	(56,902)	(8,484)	277
USD/SEK	10/10/2013	CIT	SEK	(22,074)	(3,284)	(15)
					$(34,562)	$3,206

See accompanying Notes to Financial Statements.

Curian/Nicholas Convertible Arbitrage Fund

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Information Technology	31.3%
Health Care	20.7
Industrials	10.8
Financials	10.3
Consumer Discretionary	9.2
Energy	5.2
Materials	4.0
Short Term Investments	8.5
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Information Technology	32.6%
Health Care	25.3
Financials	11.6
Industrials	10.2
Consumer Discretionary	8.1
Energy	4.7
Materials	4.5
Investment Companies	3.0
Total Short Investments	100.0%

	Shares/Par †	Value
PREFERRED STOCKS - 2.8%

CONSUMER DISCRETIONARY - 1.8%
General Motors Co., 4.75%, 12/01/13	77	$3,684

FINANCIALS - 1.0%
MetLife Inc., 5.00%	38	2,103

Total Preferred Stocks (cost $5,029)		5,787

CORPORATE BONDS AND NOTES - 100.6%

CONSUMER DISCRETIONARY - 8.7%
Ford Motor Co., 4.25%, 11/15/16 (a)	$860	1,554
Group 1 Automotive Inc., 2.25%, 06/15/36 (a) (b) (c) (g)	2,500	2,980
International Game Technology, 3.25%, 05/01/14 (a) (b)	2,950	3,145
Jarden Corp., 1.88%, 09/15/18 (a) (b) (d)	3,000	3,369
Meritage Homes Corp., 1.88%, 09/15/32 (a)	355	389
MGM Resorts International, 4.25%, 04/15/15 (a)	2,790	3,123
Morgans Hotel Group Co., 2.38%, 10/15/14 (a)	1,615	1,585
Shutterfly Inc., 0.25%, 05/15/18 (a) (d)	1,925	2,119
		18,264
ENERGY - 5.8%
Bristow Group Inc., 3.00%, 06/15/38 (a)	850	1,002
Cobalt International Energy Inc., 2.63%, 12/01/19 (a) (b)	6,245	6,623
InterOil Corp., 2.75%, 11/15/15 (a)	840	807
PDC Energy Inc., 3.25%, 05/15/16 (a) (d)	2,875	3,912
		12,344
FINANCIALS - 10.6%
Amtrust Financial Services Inc., 5.50%, 12/15/21 (a) (b)	2,420	3,382
Ares Capital Corp., 4.75%, 01/15/18 (a) (b) (d)	500	522
Forestar Group Inc., 3.75%, 03/01/20 (a) (b)	3,630	4,088
iStar Financial Inc., 3.00%, 11/15/16 (a) (b)	2,000	2,373
NorthStar Realty Finance LP, 7.50%, 03/15/31 (a) (d)	1,660	2,556
PHH Corp., 4.00%, 09/01/14 (a)	3,250	3,437
Radian Group Inc., 2.25%, 03/01/19 (a)	2,200	2,806
Walter Investment Management Corp., 4.50%, 11/01/19 (a)	3,128	3,134
		22,298
HEALTH CARE - 23.4%
Accuray Inc., 3.50%, 02/01/18 (a) (d)	1,375	1,721
Allscripts Healthcare Solutions Inc., 1.25%, 07/01/20 (a) (d)	325	319
Brookdale Senior Living Inc., 2.75%, 06/15/18 (a) (b)	1,249	1,471
Gilead Sciences Inc., 1.63%, 05/01/16 (a) (b)	1,725	3,904
HeartWare International Inc., 3.50%, 12/15/17 (a)	2,555	3,170
Hologic Inc., 2.00%, 12/15/37 (a) (b) (g)	4,070	4,536
Isis Pharmaceuticals Inc., 2.75%, 10/01/19 (a) (d)	2,115	3,695
Medicines Co., 1.38%, 06/01/17 (a) (d)	4,320	5,432
Medivation Inc., 2.63%, 04/01/17 (a)	4,025	5,079
Molina Healthcare Inc., 1.13%, 01/15/20 (a) (d)	2,175	2,380
Salix Pharmaceuticals Ltd., 1.50%, 03/15/19 (a)	6,215	7,415
ViroPharma Inc., 2.00%, 03/15/17 (a)	2,290	3,760
WellPoint Inc., 2.75%, 10/15/42 (a) (d)	1,675	2,085
Wright Medical Group Inc., 2.00%, 08/15/17 (a) (d)	3,520	4,261
		49,228
INDUSTRIALS - 12.1%
Air Lease Corp., 3.88%, 12/01/18 (a) (b) (d)	3,020	3,732
AirTran Holdings Inc., 5.25%, 11/01/16 (a) (b)	3,002	4,274
Covanta Holding Corp., 3.25%, 06/01/14 (a)	1,205	1,554
Hawaiian Holdings Inc., 5.00%, 03/15/16 (a) (b)	2,250	2,458
Hertz Global Holdings Inc., 5.25%, 06/01/14 (a) (b)	1,400	4,211
Navistar International Corp., 3.00%, 10/15/14 (a)	3,450	3,351
Titan Machinery Inc., 3.75%, 05/01/19 (a)	6,400	5,984
		25,564
INFORMATION TECHNOLOGY - 35.4%
Arris Group Inc., 2.00%, 11/15/26 (a) (b)	2,920	3,008
Bottomline Technologies Inc., 1.50%, 12/01/17 (a) (b)	2,090	2,281
Ciena Corp., 4.00%, 12/15/20 (a) (b)	5,125	6,685
Concur Technologies Inc., 2.50%, 04/15/15 (a) (b) (d)	4,470	7,121
Cornerstone OnDemand Inc., 1.50%, 07/01/18 (a) (d)	760	796
CSG Systems International Inc., 3.00%, 03/01/17 (a) (b)	3,315	3,763
Dealertrack Technologies Inc., 1.50%, 03/15/17 (a) (b)	4,130	4,770
Electronic Arts Inc., 0.75%, 07/15/16 (a) (b)	3,750	3,905
Intel Corp., 3.25%, 08/01/39 (a) (b)	4,295	5,473
Ixia, 3.00%, 12/15/15 (a) (b)	4,085	4,889
Linear Technology Corp., 3.00%, 05/01/27 (a)	2,765	2,886
Micron Technology Inc., 1.63%, 02/15/33 (a) (d)	3,020	4,358
Novellus Systems Inc., 2.63%, 05/15/41 (a)	1,880	2,650
Salesforce.com Inc., 0.25%, 04/01/18 (a) (d)	4,415	4,203
SanDisk Corp., 1.50%, 08/15/17 (a)	4,315	5,752
TiVo Inc., 4.00%, 03/15/16 (a) (d)	4,100	5,199
WebMD Health Corp., 2.50%, 01/31/18 (a)	2,340	2,164
Workday Inc., 0.75%, 07/15/18 (a) (d)	605	616
Xilinx Inc., 3.13%, 03/15/37 (a)	2,845	3,926
		74,445

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
MATERIALS - 4.6%
Kaiser Aluminum Corp., 4.50%, 04/01/15 (a)	3,530	4,799
RTI International Metals Inc., 1.63%, 10/15/19 (a)	5,120	4,819
		9,618
Total Corporate Bonds and Notes (cost $195,168)		211,761

SHORT TERM INVESTMENTS - 9.6%

Investment Company - 9.6%
JNL Money Market Fund, 0.01% (e) (f)	20,251	20,251

Total Short Term Investments (cost $20,251)		20,251

Total Investments - 113.0% (cost $220,448)		237,799
Total Securities Sold Short - (49.5%) (proceeds $91,917)		(104,208)
Other Assets and Liabilities, Net - 36.5%		76,813
Total Net Assets - 100.0%		$210,404

SECURITIES SOLD SHORT - 49.5%

COMMON STOCKS - 48.1%

CONSUMER DISCRETIONARY - 4.0%
Ford Motor Co.	86	$1,334
General Motors Co.	69	2,293
Group 1 Automotive Inc.	23	1,496
International Game Technology	29	490
Jarden Corp.	32	1,418
Meritage Homes Corp.	4	170
MGM Resorts International	23	344
Shutterfly Inc.	16	893
		8,438
ENERGY - 2.3%
Bristow Group Inc.	6	416
Cobalt International Energy Inc.	96	2,561
PDC Energy Inc.	38	1,943
		4,920
FINANCIALS - 5.8%
Amtrust Financial Services Inc.	62	2,227
Forestar Group Inc.	111	2,223
iStar Financial Inc.	93	1,055
MetLife Inc.	32	1,476
NorthStar Realty Finance Corp.	138	1,252
PHH Corp.	40	817
Radian Group Inc.	145	1,688
Walter Investment Management Corp.	40	1,350
		12,088
HEALTH CARE - 12.5%
Accuray Inc.	215	1,235
Brookdale Senior Living Inc.	22	574
Gilead Sciences Inc.	72	3,678
HeartWare International Inc.	17	1,618
Hologic Inc.	90	1,742
Isis Pharmaceuticals Inc.	95	2,565
Medicines Co.	91	2,802
Medivation Inc.	45	2,212
Molina Healthcare Inc.	32	1,190
Salix Pharmaceuticals Ltd.	47	3,123
ViroPharma Inc.	90	2,586
WellPoint Inc.	15	1,231
Wright Medical Group Inc.	68	1,773
		26,329
INDUSTRIALS - 5.1%
Air Lease Corp. - Class A	60	1,653
Covanta Holding Corp.	68	1,369
Hawaiian Holdings Inc.	143	873
Hertz Global Holdings Inc.	164	4,071
Navistar International Corp.	15	421
Southwest Airlines Co.	98	1,261
Titan Machinery Inc.	52	1,028
		10,676
INFORMATION TECHNOLOGY - 16.2%
Arris Group Inc.	113	1,616
Bottomline Technologies Inc.	45	1,150
Ciena Corp.	152	2,948
Concur Technologies Inc.	68	5,559
CSG Systems International Inc.	83	1,811
Dealertrack Technologies Inc.	61	2,153
Electronic Arts Inc.	53	1,220
Intel Corp.	23	558
Ixia	115	2,109
Lam Research Corp.	40	1,789
Linear Technology Corp.	11	390
Micron Technology Inc.	194	2,785
Salesforce.com Inc.	31	1,178
SanDisk Corp.	56	3,440
TiVo Inc.	220	2,427
Xilinx Inc.	73	2,884
		34,017
MATERIALS - 2.2%
Kaiser Aluminum Corp.	46	2,868
RTI International Metals Inc.	65	1,802
		4,670
Total Common Stocks (proceeds $88,833)		101,138

INVESTMENT COMPANIES - 1.4%
SPDR S&P 500 ETF Trust	19	3,070

Total Investment Companies (proceeds $3,084)		3,070

Total Securities Sold Short - 49.5% (proceeds $91,917)		$104,208

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Convertible security.
(b)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.
(c)	Variable rate security. Rate stated was in effect as of June 30, 2013.
(d)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $58,396.

(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.
(g)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2013.

See accompanying Notes to Financial Statements.

Curian/PIMCO Credit Income Fund* (k)

Portfolio Composition:	Percentage of Total Investments
Government Securities	40.3%
Financials	23.5
Energy	10.7
Non-U.S. Government Agency ABS	3.1
Consumer Discretionary	2.3
Health Care	2.3
Materials	2.2
Industrials	2.1
Telecommunication Services	2.0
Utilities	1.4
Consumer Staples	1.1
Information Technology	0.3
Short Term Investments	8.7
Total Investments	100.0%

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.2%
Banc of America Large Loan Trust REMIC, 2.49%, 11/15/15 (a) (b)	$89	$89
Continental Airlines Inc. Pass-Through Trust
7.25%, 11/10/19	60	68
5.50%, 10/29/20	200	202
Other Securities		1,626
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,997)		1,985

CORPORATE BONDS AND NOTES - 49.7%

CONSUMER DISCRETIONARY - 2.4%
Whirlpool Corp., 4.70%, 06/01/22	200	209
Other Securities		1,275
		1,484
CONSUMER STAPLES - 1.2%
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19	175	221
Other Securities		501
		722
ENERGY - 11.0%
Arch Coal Inc.
9.88%, 06/15/19 (a)	100	95
7.25%, 10/01/20	150	123
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	300	271
CNPC General Capital Ltd., 1.45%, 04/16/16 (a)	300	296
Enterprise Products Operating LLC
3.20%, 02/01/16	150	157
3.35%, 03/15/23	300	289
Gazprom OAO Via Gaz Capital SA, 9.25%, 04/23/19	300	361
MarkWest Energy Partners LP
5.50%, 02/15/23	50	49
4.50%, 07/15/23	200	183
NGPL PipeCo LLC
7.12%, 12/15/17 (a)	100	97
9.63%, 06/01/19 (a)	200	207
Petrobras International Finance Co.
7.88%, 03/15/19	300	347
5.75%, 01/20/20	90	94
5.38%, 01/27/21	100	100
Pioneer Natural Resources Co.
5.88%, 07/15/16	100	111
6.65%, 03/15/17	100	114
6.88%, 05/01/18	50	59
3.95%, 07/15/22	110	109
Rockies Express Pipeline LLC
3.90%, 04/15/15 (a)	100	99
6.85%, 07/15/18 (a)	257	244
6.00%, 01/15/19 (a)	200	179
Targa Resources Partners LP
6.88%, 02/01/21	62	66
6.38%, 08/01/22	75	79
5.25%, 05/01/23 (a)	100	96
TNK-BP Finance SA
7.50%, 07/18/16 (a)	100	111
7.88%, 03/13/18 (a)	100	114
7.88%, 03/13/18	100	114
Total Capital Canada Ltd., 0.66%, 01/15/16 (b)	100	101
Walter Energy Inc., 9.88%, 12/15/20 (a)	100	87
Other Securities		2,396
		6,748
FINANCIALS - 24.4%
Banco Continental SA via Continental Senior Trustees II Cayman Ltd., 5.75%, 01/18/17 (a)	300	317
Banco do Brasil SA, 3.88%, 10/10/22	500	438
Banco Santander Brasil SA
4.50%, 04/06/15 (a)	100	101
4.63%, 02/13/17 (a)	300	304
Bank of America Corp., 0.00%, 01/04/17 (e)	500	457
Banque PSA Finance SA
2.17%, 04/04/14 (b) (d)	100	99
3.88%, 01/14/15, EUR	100	131
BBVA Bancomer SA, 6.50%, 03/10/21 (a)	250	263
BBVA US Senior SAU, 4.66%, 10/09/15	200	206
Bear Stearns Cos. LLC, 6.40%, 10/02/17	100	115
Citigroup Inc.
6.38%, 08/12/14	800	844
5.50%, 10/15/14	200	210
1.06%, 04/01/16 (b)	500	501
Ford Motor Credit Co. LLC
8.00%, 06/01/14	100	106
1.37%, 08/28/14 (b)	200	200
7.00%, 04/15/15	100	108
12.00%, 05/15/15	100	118
4.25%, 02/03/17	200	209
2.38%, 01/16/18	200	193
Goldman Sachs Group Inc.
5.95%, 01/18/18	300	336
7.50%, 02/15/19	180	214
5.75%, 01/24/22	300	331
HBOS Plc, 6.75%, 05/21/18 (a)	200	212
HSBC Bank USA NA, 4.88%, 08/24/20	110	118
HSBC Finance Corp., 0.53%, 01/15/14 (b)	100	100
Itau Unibanco Holding SA, 5.13%, 05/13/23 (a)	200	187
JPMorgan Chase & Co.
6.00%, 01/15/18	500	570
7.25%, 02/01/18	300	357
JPMorgan Chase Bank NA
0.60%, 06/13/16 (b)	250	246
5.38%, 09/28/16, GBP	100	166
0.89%, 05/31/17 (b), EUR	500	627
6.00%, 10/01/17	250	285
LBG Capital No.1 Plc, 7.59%, 05/12/20, GBP	200	305
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	275	310
6.88%, 04/25/18	410	472
Morgan Stanley
1.52%, 02/25/16 (b)	200	199

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2013

	Shares/Par †	Value
7.30%, 05/13/19	390	453
5.63%, 09/23/19	125	134
5.75%, 01/25/21	100	108
Sberbank of Russia Via SB Capital SA, 5.40%, 03/24/17	300	314
SLM Corp.
3.88%, 09/10/15	150	151
8.45%, 06/15/18	200	222
8.00%, 03/25/20	200	217
State Bank of India, 3.25%, 04/18/18 (a)	300	281
Walter Investment Management Corp. Term Loan B, 5.75%, 12/01/17 (b)	341	341
Weyerhaeuser Co., 7.38%, 10/01/19	150	177
Other Securities		2,548
		14,901
HEALTH CARE - 2.3%
Amgen Inc.
2.30%, 06/15/16	150	154
4.10%, 06/15/21	355	372
WellPoint Inc., 1.25%, 09/10/15	500	501
Other Securities		398
		1,425
INDUSTRIALS - 2.2%
International Lease Finance Corp.
6.75%, 09/01/16 (a)	200	216
7.13%, 09/01/18 (a)	90	99
Other Securities		1,009
		1,324
INFORMATION TECHNOLOGY - 0.3%
Other Securities		198

MATERIALS - 2.3%
Walter Energy Inc., 8.50%, 04/15/21 (a)	200	160
Weyerhaeuser Co., 7.38%, 03/15/32	100	120
Xstrata Finance Canada Ltd., 2.70%, 10/25/17 (d)	100	97
Other Securities		1,044
		1,421
TELECOMMUNICATION SERVICES - 2.1%
CC Holdings GS V LLC
2.38%, 12/15/17	150	148
3.85%, 04/15/23	200	188
Telefonica Emisiones SAU
3.99%, 02/16/16	100	103
6.42%, 06/20/16	100	110
5.81%, 09/05/17, EUR	100	145
Other Securities		567
		1,261
UTILITIES - 1.5%
ENN Energy Holdings Ltd., 6.00%, 05/13/21	200	211
Other Securities		693
		904
Total Corporate Bonds and Notes (cost $31,367)		30,388

GOVERNMENT AND AGENCY OBLIGATIONS - 41.8%

GOVERNMENT SECURITIES - 41.8%
Sovereign - 0.2%
Other Securities		139
U.S. Treasury Securities - 41.6%
U.S. Treasury Bond
3.13%, 11/15/41	260	244
3.13%, 02/15/42	1,100	1,031
3.00%, 05/15/42	1,200	1,095

	Shares/Par/Contracts †
2.75%, 08/15/42 (g)	695	601
2.75%, 11/15/42	1,600	1,382
3.13%, 02/15/43	100	93
U.S. Treasury Note
0.25%, 03/31/14	5,117	5,120
1.75%, 03/31/14	400	405
1.25%, 04/15/14	38	38
0.25%, 04/30/14	4,600	4,603
1.88%, 04/30/14	100	101
0.25%, 05/31/14	300	300
1.75%, 05/15/22 (g)	2,030	1,934
1.63%, 08/15/22	4,005	3,755
1.63%, 11/15/22	2,100	1,959
2.00%, 02/15/23	600	577
1.75%, 05/15/23	2,300	2,153
		25,391
Total Government and Agency Obligations (cost $26,524)		25,530

PURCHASED OPTIONS - 0.0%
Other Securities		13

Total Purchased Options (cost $8)		13

SHORT TERM INVESTMENTS - 9.0%

Certificates of Deposit - 0.2%
Dexia Credit Local SA, 1.40%, 09/20/13	$150	150

Commercial Paper - 1.5%
Ford Motor Credit Co. LLC, 1.01%, 11/22/13	100	100
Itau Unibanco NY, 1.35%, 03/03/14	400	396
Xstrata Finance Dubai Ltd., 0.75%, 10/08/13	400	399
		895
Corporate Discount Notes - 2.5%
PepsiCo Inc., 0.06%, 07/26/13	500	500
Total Capital Canada Ltd., 0.09%, 07/12/13	500	500
Wal-Mart Stores Inc., 0.06%, 07/17/13	500	500
		1,500
Federal Home Loan Bank - 2.3%
Federal Home Loan Bank, 0.18%, 05/01/14 (h)	1,400	1,398

Investment Company - 1.0%
JNL Money Market Fund, 0.01% (i) (j)	610	610

Treasury Securities - 1.5%
U.S. Treasury Bill
0.11%, 12/12/13 (g)	$83	83
0.14%, 01/09/14 (g)	138	138
0.09%, 02/06/14 (g)	45	45
0.12%, 05/01/14 (g)	271	271

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2013

	Shares/Par †	Value
0.15%, 06/26/14	400	399
		936
Total Short Term Investments (cost $5,489)		5,489

Total Investments - 103.7% (cost $65,385)		63,405
Other Assets and Liabilities, Net - (3.7%)		(2,275)
Total Net Assets - 100.0%		$61,130

†                                         Par amounts are listed in United States Dollars unless otherwise noted.  Options are quoted in unrounded number of contracts.

(a)                                 Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $7,527.

(b)                                 Variable rate security. Rate stated was in effect as of June 30, 2013.

(c)                                  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(d)                                 Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(e)                                  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f)                                   Perpetual security.

(g)                                  All or a portion of the security is pledged or segregated as collateral.  See the Notes to Financial Statements.

(h)                                 This security is a direct debt of the agency and not collateralized by mortgages.

(i)                                     Investment in affiliate.

(j)                                    Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

(k)                                 For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2013.  In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*                                         A Summary Schedule of Investments is presented for this portfolio.  For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Annuity Service Center at 1-800-873-5654.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2013

Curian/PIMCO Credit Income Fund

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities, that have not been deemed liquid, held by the Fund at June 30, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Aviation Capital Group Corp., 4.63%, 01/31/18	02/12/2013	$102	$98	0.1%
Banque PSA Finance SA, 2.17%, 04/04/14	02/20/2013	100	99	0.2
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17	12/06/2012	200	197	0.3
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23	03/01/2013	100	90	0.1
LeasePlan Corp NV, 2.50%, 05/16/18	05/08/2013	199	193	0.3
Niagara Mohawk Power Corp., 2.72%, 11/28/22	11/21/2012	100	94	0.1
OJSC Novolipetsk Steel via Steel Funding Ltd., 4.45%, 02/19/18	02/12/2013	200	186	0.3
RCI Banque SA, 3.50%, 04/03/18	03/26/2013	100	99	0.2
Sibur Securities Ltd., 3.91%, 01/31/18	01/25/2013	200	185	0.3
Want Want China Finance Ltd., 1.88%, 05/14/18	05/14/2013	199	187	0.3
Xstrata Finance Canada Ltd., 2.70%, 10/25/17	10/19/2012	100	97	0.1
		$1,600	$1,525	2.3%

Curian/PIMCO Credit Income Fund - Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Interest Rate Swaptions
Call Swaption, 3 month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	1	$—
Call Swaption, 3 month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	4	(1)
Call Swaption, 3 month Euribor versus 0.40% fixed, DUB	03/12/2014	N/A	2	—
Call Swaption, 3 month Euribor versus 0.40% fixed, GSC	03/12/2014	N/A	1	—
Call Swaption, 3 month LIBOR versus 0.75% fixed, BOA	09/03/2013	N/A	1	—
Call Swaption, 3 month LIBOR versus 0.75% fixed, DUB	09/03/2013	N/A	1	—
Call Swaption, 3 month LIBOR versus 0.75% fixed, MSS	09/03/2013	N/A	7	—
Call Swaption, 3 month LIBOR versus 1.10% fixed, MSS	09/03/2013	N/A	8	—
Call Swaption, 3 month LIBOR versus 1.80% fixed, BBP	07/29/2013	N/A	1	—
Call Swaption, 3 month LIBOR versus 1.80% fixed, BOA	07/29/2014	N/A	2	—
Call Swaption, 3 month LIBOR versus 1.80% fixed, GSC	07/29/2013	N/A	4	—
Call Swaption, 3 month LIBOR versus 1.80% fixed, MSS	07/29/2013	N/A	6	—
Put Swaption, 3 month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	1	—
Put Swaption, 3 month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	4	(1)
Put Swaption, 3 month Euribor versus 0.40% fixed, DUB	03/12/2014	N/A	2	(1)
Put Swaption, 3 month Euribor versus 0.40% fixed, GSC	03/12/2014	N/A	1	—
Put Swaption, 3 month LIBOR versus 1.25% fixed, BOA	09/03/2013	N/A	1	(2)
Put Swaption, 3 month LIBOR versus 1.25% fixed, DUB	09/03/2013	N/A	1	(2)
Put Swaption, 3 month LIBOR versus 1.25% fixed, MSS	09/03/2013	N/A	7	(15)
Put Swaption, 3 month LIBOR versus 1.50% fixed, GSC	10/28/2013	N/A	19	(35)
Put Swaption, 3 month LIBOR versus 1.65% fixed, MSS	09/03/2013	N/A	8	(7)
Put Swaption, 3 month LIBOR versus 2.50% fixed, DUB	09/21/2015	N/A	2	(8)
Put Swaption, 3 month LIBOR versus 2.65% fixed, GSC	07/29/2014	N/A	1	(2)
Put Swaption, 3 month LIBOR versus 2.90% fixed, MSS	09/30/2013	N/A	12	(19)
Put Swaption, 6 month Euribor versus 1.15% fixed, CSI	07/24/2013	N/A	1	—
Put Swaption, 6 month Euribor versus 1.70% fixed, BBP	07/24/2013	N/A	1	—
			99	$(93)

Curian/PIMCO Credit Income Fund - Summary of Written Options

	Contracts	Premiums
Options outstanding at December 31, 2012	5	$4
Options written during the period	200,147	58
Options closed during the period	(12)	(9)
Options expired during the period	(200,041)	(8)
Options outstanding at June 30, 2013	99	$45

See accompanying Notes to Financial Statements.

Curian/PIMCO Credit Income Fund - Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
3-Month Euro Euribor Interest Rate Future	March 2015	17	$(6)
3-Month Euro Euribor Interest Rate Future	December 2015	26	(15)
90-Day Eurodollar Future	June 2014	26	1
90-Day Eurodollar Future	March 2015	58	(24)
90-Day Eurodollar Future	June 2015	47	(21)
			$(65)

Curian/PIMCO Credit Income Fund - Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	08/02/2013	CSI	BRL	87	$39	$(1)
EUR/USD	07/02/2013	BCL	EUR	174	226	(1)
EUR/USD	09/17/2013	BOA	EUR	21	27	—
EUR/USD	07/02/2013	CIT	EUR	1,174	1,528	(37)
EUR/USD	07/02/2013	BCL	EUR	152	198	(5)
EUR/USD	07/02/2013	DUB	EUR	201	262	(8)
GBP/USD	09/12/2013	CSI	GBP	100	152	—
JPY/USD	07/18/2013	CIT	JPY	10,300	104	2
JPY/USD	07/18/2013	BCL	JPY	27,000	272	(12)
MXN/USD	09/18/2013	JPM	MXN	3,834	294	(17)
USD/AUD	07/10/2013	CIT	AUD	(107)	(98)	7
USD/AUD	07/10/2013	DUB	AUD	(15)	(14)	—
USD/CAD	09/23/2013	BCL	CAD	(21)	(20)	1
USD/CAD	09/23/2013	DUB	CAD	(15)	(14)	—
USD/EUR	07/02/2013	MSC	EUR	(2,535)	(3,300)	(26)
USD/EUR	07/02/2013	DUB	EUR	(18)	(23)	1
USD/EUR	07/02/2013	JPM	EUR	(30)	(39)	1
USD/EUR	08/02/2013	DUB	EUR	(21)	(27)	—
USD/EUR	08/02/2013	DUB	EUR	(882)	(1,148)	8
USD/GBP	09/12/2013	BNP	GBP	(476)	(724)	15
USD/GBP	09/12/2013	MSC	GBP	(86)	(131)	1
USD/JPY	07/18/2013	UBS	JPY	(37,253)	(376)	2
USD/MXN	09/18/2013	MSC	MXN	(2,138)	(164)	1
USD/ZAR	07/30/2013	MSC	ZAR	(560)	(56)	(1)
USD/ZAR	07/30/2013	MSC	ZAR	(152)	(15)	—
ZAR/USD	07/30/2013	BOA	ZAR	810	82	2
					$(2,965)	$(67)

Curian/PIMCO Credit Income Fund - Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BOA	Brazil Interbank Deposit Rate	Paying	8.42%	01/02/2017	BRL	600	$(15)
BOA	Brazil Interbank Deposit Rate	Paying	8.91%	01/02/2017	BRL	2,100	(40)
BOA	Brazil Interbank Deposit Rate	Paying	8.91%	01/02/2017	BRL	2,000	(39)
GSB	Brazil Interbank Deposit Rate	Paying	8.72%	01/02/2017	BRL	800	(13)
MSS	Brazil Interbank Deposit Rate	Paying	9.14%	01/02/2017	BRL	1,300	(25)
DUB	Mexican Interbank Rate	Paying	5.00%	02/22/2023	MXN	21,400	(179)
							$(311)

Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month Canada Bankers Acceptance	Paying	1.60%	06/16/2015	CAD	6,400	$(20)
N/A	3-Month LIBOR	Paying	0.95%	05/01/2018		200	(5)
N/A	3-Month LIBOR	Paying	1.00%	06/19/2018		800	(14)
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	4.25%	12/11/2023	AUD	600	(12)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	10,000	1
							$(50)

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2013

Curian/PIMCO Credit Income Fund - Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
Credit default swap agreements - sell protection (3)
CIT	AT&T Inc., 1.60%, 02/15/2017	0.59%	1.00%	12/20/2017	$(150)	$3	$1
BOA	Barrick Gold Corp., 5.80%, 11/15/2034	3.20%	1.00%	06/20/2018	(100)	(10)	(6)
BBP	Berkshire Hathaway Inc., 2.45%, 12/15/2015	0.97%	1.00%	12/20/2017	(200)	—	2
BOA	CDX.IG-18	N/A	1.00%	06/20/2017	(275)	4	4
CIT	CDX.IG-18	N/A	1.00%	06/20/2022	(75)	(1)	1
MSC	CDX.IG-18	N/A	1.00%	06/20/2022	(3,375)	(61)	51
CIT	CDX.IG-19	N/A	1.00%	12/20/2017	(500)	5	4
BBP	Citigroup Inc., 6.13%, 05/15/2018	1.12%	1.00%	12/20/2017	(100)	(1)	2
CSI	Encana Corp., 4.75%, 10/15/2013	1.31%	1.00%	03/20/2018	(100)	(1)	—
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	1.61%	1.00%	06/20/2017	(100)	(2)	1
CSI	Federated Republic of Brazil, 12.25%, 03/06/2030	1.65%	1.00%	09/20/2017	(100)	(3)	—
CSI	Finmeccanica Finance S.A., 5.75%, 12/12/2018	3.65%	5.00%	03/20/2018	(130)	7	—
BBP	Ford Motor Co., 6.50%, 08/01/2018	0.92%	5.00%	12/20/2015	(50)	5	1
BBP	Goldman Sachs Group Inc., 5.95%, 01/18/2018	1.47%	1.00%	12/20/2017	(200)	(4)	4
CIT	Kinder Morgan Energy Partners LP, 3.50%, 03/01/2016	1.75%	1.00%	03/20/2023	(200)	(12)	—
CIT	MCDX.NA.20-V1	N/A	1.00%	06/20/2018	(100)	(2)	(1)
BBP	Metlife Inc., 4.75%, 02/08/2021	1.14%	1.00%	12/20/2017	(200)	(1)	6
BOA	Metlife Inc., 4.75%, 02/08/2021	1.14%	1.00%	12/20/2017	(100)	(1)	3
CSI	MGM Resorts International, 7.63%, 01/15/2017	3.81%	5.00%	03/20/2018	(300)	15	14
CIT	Newmont Mining Corp., 5.88%, 04/01/2035	2.79%	1.00%	06/20/2018	(100)	(8)	(6)
BBP	Petrobras International Finance Co., 8.38%, 12/10/2018	1.15%	1.00%	03/20/2014	(200)	—	—
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	1.66%	1.00%	03/20/2015	(100)	(1)	—
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	1.74%	1.00%	06/20/2015	(100)	(1)	(1)
GSI	Plains All American Pipeline, 3.95%, 09/15/2015	0.79%	1.00%	12/20/2017	(100)	1	1
BBP	Prudential Financial Inc., 4.50%, 07/15/2013	1.16%	1.00%	12/20/2017	(100)	(1)	2
BOA	Prudential Financial Inc., 4.50%, 07/15/2013	1.16%	1.00%	12/20/2017	(100)	(1)	2
DUB	Russian Federation, 7.50%, 03/31/2030	1.65%	1.00%	06/20/2017	(60)	(1)	2
GSI	Sony Corp., 1.57%, 06/19/2015	1.98%	1.00%	03/20/2018	(101)	(4)	3
CIT	Teck Resources Ltd., 3.15%, 01/15/2017	2.15%	1.00%	06/20/2018	(100)	(5)	(1)
CSI	Telecom Italia S.p.A, 5.38%, 01/29/2019	1.69%	1.00%	12/20/2015	(130)	(2)	2
GSI	United Mexican States, 5.95%, 03/19/2019	1.08%	1.00%	06/20/2017	(100)	—	2
CSI	United Mexican States, 5.95%, 03/19/2019	1.11%	1.00%	09/20/2017	(100)	—	1
BBP	United Mexican States, 5.95%, 03/19/2019	1.23%	1.00%	03/20/2018	(300)	(3)	(4)
DUB	Whirlpool Corp., 7.75%, 07/15/2016	1.21%	1.00%	03/20/2018	(100)	(1)	—
					$(8,146)	$(88)	$90
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements-sell protection (3)
N/A	CDX.NA.IG-19	N/A	1.00%	12/20/2022	$(2,350)	$55	$16
N/A	CDX.NA.IG-20	N/A	1.00%	06/20/2018	(7,100)	(42)	(30)
N/A	CDX.NA.IG-20	N/A	1.00%	06/20/2018	(7,300)	(43)	2
					$(16,750)	$(30)	$(12)

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection (2)
N/A	iTraxx Europe Series 18	N/A	1.00%	12/20/2017	$900	$(4)	$(1)

(1) Notional amount is stated in USD unless otherwise noted.

(2) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4) Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7) If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Curian/PineBridge Merger Arbitrage Fund

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Consumer Discretionary	26.4%
Information Technology	25.0
Financials	16.0
Health Care	9.6
Industrials	6.8
Consumer Staples	3.4
Materials	2.4
Energy	1.9
Short Term Investments	8.5
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Financials	63.0%
Health Care	19.7
Consumer Discretionary	17.3
Total Short Investments	100.0%

	Shares	Value
COMMON STOCKS - 76.3%

CONSUMER DISCRETIONARY - 22.0%
7 Days Group Holdings Ltd. - ADR (a)	315	$4,341
Ameristar Casinos Inc.	431	11,321
Arbitron Inc.	207	9,632
Cooper Tire & Rubber Co.	234	7,745
Fisher Communications Inc.	43	1,755
OfficeMax Inc.	546	5,586
WMS Industries Inc. (a)	473	12,061
		52,441
CONSUMER STAPLES - 2.9%
Smithfield Foods Inc. (a)	206	6,749

ENERGY - 1.6%
Lufkin Industries Inc.	44	3,849

FINANCIALS - 13.3%
Colonial Properties Trust	319	7,694
First Financial Holdings Inc.	67	1,425
Hudson City Bancorp Inc.	759	6,952
National Financial Partners Corp. (a)	89	2,249
Netspend Holdings Inc. (a)	228	3,648
NYSE Euronext	236	9,770
		31,738
HEALTH CARE - 8.0%
Assisted Living Concepts Inc. - Class A (a)	307	3,669
Life Technologies Corp. (a)	121	8,970
Warner Chilcott Plc - Class A	319	6,342
		18,981
INDUSTRIALS - 5.7%
Gardner Denver Inc.	179	13,487

INFORMATION TECHNOLOGY - 20.8%
AsiaInfo-Linkage Inc.	517	5,968
BMC Software Inc. (a)	266	12,003
Dell Inc.	1,031	13,763
ExactTarget Inc. (a)	83	2,792
Intermec Inc. (a)	1,531	15,050
		49,576
MATERIALS - 2.0%
Buckeye Technologies Inc.	129	4,771

Total Common Stocks (cost $178,681)		181,592

	Shares/Par †
SHORT TERM INVESTMENTS - 7.1%

Investment Company - 1.2%
JNL Money Market Fund, 0.01% (b) (c)	2,925	2,925

Treasury Securities - 5.9%
U.S. Treasury Bill
0.05%, 07/25/13 (d)	$5,500	5,500
0.05%, 08/01/13 (d)	5,500	5,500
0.04%, 08/15/13 (d)	3,000	3,000
		14,000

Total Short Term Investments (cost $16,924)		16,925

Total Investments - 83.4% (cost $195,605)		198,517
Total Securities Sold Short - (13.8%) (proceeds $29,955)		(32,765)
Other Assets and Liabilities, Net - 30.4%		72,346
Total Net Assets - 100.0%		$238,098

SECURITIES SOLD SHORT - 13.8%
COMMON STOCKS - 13.8%

CONSUMER DISCRETIONARY - 2.4%
Office Depot Inc.	1,469	$5,685

FINANCIALS - 8.7%
IntercontinentalExchange Inc.	40	7,144
M&T Bank Corp.	38	4,276
Mid-America Apartment Communities Inc.	115	7,783
SCBT Financial Corp.	28	1,435
		20,638
HEALTH CARE - 2.7%
Actavis Inc.	51	6,442

Total Securities Sold Short - 13.8% (proceeds $29,955)		$32,765

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.
(d)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.

Curian/Schroder Emerging Europe Fund

Portfolio Composition:	Percentage of Total Investments
Financials	32.7%
Energy	26.6
Telecommunication Services	10.6
Consumer Staples	9.6
Information Technology	6.6
Consumer Discretionary	3.6
Industrials	3.3
Health Care	3.1
Utilities	0.5
Materials	0.2
Short Term Investments	3.2
Total Investments	100.0%

COMMON STOCKS - 96.6%

CYPRUS - 2.1%
Eurasia Drilling Co. Ltd. - GDR	11	$417

HUNGARY - 4.3%
OTP Bank Plc	14	302

See accompanying Notes to Financial Statements.

	Shares	Value
Richter Gedeon Nyrt	4	535
		837
KAZAKHSTAN - 1.6%
Halyk Savings Bank of Kazakhstan JSC - GDR	42	313

POLAND - 11.2%
Cyfrowy Polsat SA (a)	17	95
Eurocash SA	17	301
PGE SA	19	90
Powszechna Kasa Oszczednosci Bank Polski SA	77	824
Powszechny Zaklad Ubezpieczen SA	7	865
		2,175
PORTUGAL - 1.5%
Jeronimo Martins SGPS SA	13	284

RUSSIAN FEDERATION - 53.3%
Gazprom OAO - ADR	126	830
Lukoil OAO - ADR	38	2,204
Luxoft Holding Inc. - Class A (a)	3	51
Magnit OJSC - GDR	16	933
Mail.ru Group Ltd. - GDR	22	621
MD Medical Group Investments Plc - GDR	5	68
MegaFon OAO - GDR	12	383
Mobile Telesystems OJSC - ADR	45	850
NovaTek OAO - GDR	4	424
QIWI Plc - ADR - Class B	5	115
Sberbank of Russia - ADR	178	2,022
Sistema JSFC - GDR	12	232
Surgutneftegas OAO - ADR (a)	112	686
Tatneft OAO - GDR	16	594
Yandex NV - Class A (a)	13	348
		10,361
TURKEY - 21.8%
Akbank TAS	86	349
Arcelik A/S	44	293
Coca-Cola Icecek A/S	12	343
Dogus Otomotiv Servis ve Ticaret A/S	14	73
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	35	49
Ford Otomotiv Sanayi A/S	18	242
Haci Omer Sabanci Holding A/S	153	806
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S - Class D	59	44
KOC Holding A/S	51	244
Pegasus Hava Tasimaciligi A/S (a)	16	191
Turk Hava Yollari	53	208
Turkcell Iletisim Hizmetleri A/S (a)	102	584
Turkiye Halk Bankasi A/S	85	721
Turkiye Is Bankasi - Class C	27	80
		4,227
UNITED STATES OF AMERICA - 0.8%
EPAM Systems Inc. (a)	6	150

Total Common Stocks (cost $20,270)		18,764

SHORT TERM INVESTMENTS - 3.2%

Investment Company - 3.2%
JNL Money Market Fund, 0.01% (b) (c)	624	624

Total Short Term Investments (cost $624)		624

Total Investments - 99.8% (cost $20,894)		19,388
Other Assets and Liabilities, Net - 0.2%		45
Total Net Assets - 100.0%		$19,433

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

Curian/The Boston Company Equity Income Fund

Portfolio Composition:	Percentage of Total Investments
Financials	27.6%
Consumer Discretionary	14.0
Energy	10.8
Information Technology	10.7
Industrials	9.8
Health Care	8.9
Consumer Staples	5.2
Materials	4.3
Utilities	1.9
Telecommunication Services	1.1
Short Term Investments	5.7
Total Investments	100.0%

COMMON STOCKS - 98.7%

CONSUMER DISCRETIONARY - 14.3%
Carnival Plc	7	$241
Home Depot Inc.	2	119
Johnson Controls Inc.	9	321
Kohl’s Corp.	4	224
Macy’s Inc.	2	100
Newell Rubbermaid Inc.	7	171
Omnicom Group Inc.	5	312
Regal Entertainment Group - Class A (a)	14	242
Time Warner Inc.	5	285
Twenty-First Century Fox Inc. - Class A	6	207
Viacom Inc. - Class B	8	521
Walt Disney Co.	11	673
		3,416
CONSUMER STAPLES - 5.4%
Coca-Cola Enterprises Inc.	4	144
ConAgra Foods Inc.	7	247
CVS Caremark Corp.	6	356
Kraft Foods Group Inc.	4	209
PepsiCo Inc.	4	344
		1,300
ENERGY - 11.3%
BP Plc - ADR (a)	10	399
Chevron Corp.	7	820
Occidental Petroleum Corp.	12	1,097
Phillips 66	3	156
Schlumberger Ltd.	2	116
Valero Energy Corp.	4	122
		2,710
FINANCIALS - 29.1%
Ameriprise Financial Inc.	6	447
Bank of America Corp.	31	401
Berkshire Hathaway Inc. - Class B (b)	3	378
Capital One Financial Corp.	5	309
Citigroup Inc.	15	735
Comerica Inc.	8	337
Fifth Third Bancorp	21	375
Goldman Sachs Group Inc.	3	428
Invesco Ltd.	3	108
JPMorgan Chase & Co.	21	1,124

See accompanying Notes to Financial Statements.

	Shares	Value
MetLife Inc.	11	496
Moody’s Corp.	5	295
TD Ameritrade Holding Corp. (a)	12	292
Travelers Cos. Inc.	1	98
U.S. Bancorp	12	436
Wells Fargo & Co.	17	707
		6,966
HEALTH CARE - 9.3%
Baxter International Inc.	4	258
Cardinal Health Inc.	7	339
Johnson & Johnson	2	161
McKesson Corp.	2	222
Merck & Co. Inc.	4	167
Pfizer Inc.	31	860
Sanofi - ADR	4	231
		2,238
INDUSTRIALS - 10.4%
Cummins Inc.	3	316
Delta Air Lines Inc.	11	213
Eaton Corp. Plc	7	467
General Electric Co.	36	843
Honeywell International Inc.	6	486
Pitney Bowes Inc. (a)	11	155
		2,480
INFORMATION TECHNOLOGY - 11.2%
Accenture Plc - Class A	2	160
Applied Materials Inc.	18	265
Avago Technologies Ltd.	4	160
Cisco Systems Inc.	34	827
Oracle Corp.	7	215
QUALCOMM Inc.	6	365
Texas Instruments Inc.	17	581
Xilinx Inc.	3	121
		2,694
MATERIALS - 4.5%
Dow Chemical Co.	3	95
International Paper Co.	8	345
LyondellBasell Industries NV - Class A	4	275
Martin Marietta Materials Inc.	4	367
		1,082
TELECOMMUNICATION SERVICES - 1.2%
Windstream Corp. (a)	36	276

UTILITIES - 2.0%
NextEra Energy Inc.	1	121
NRG Energy Inc.	13	351
		472

Total Common Stocks (cost $21,852)		23,634

PREFERRED STOCKS - 0.4%

CONSUMER DISCRETIONARY - 0.4%
General Motors Co., Convertible Preferred, 4.75% (e)	2	108

Total Preferred Stocks (cost $97)		108

SHORT TERM INVESTMENTS - 6.0%

Investment Company - 0.9%
JNL Money Market Fund, 0.01% (c) (d)	219	219

Securities Lending Collateral - 5.1%
Fidelity Institutional Money Market Portfolio, 0.12% (d)	100	100

	Shares/Par†
Repurchase Agreement with CSI, 0.10% (Collateralized by $226 U.S. Treasury Bond Strip, due 08/15/25-11/15/29, value $141, and $1,742 U.S. Treasury Note Strip, due 08/15/16-02/15/41, value $1,005) acquired on 06/28/13, due 07/01/13 at $1,124	$1,124	1,124
		1,224
Total Short Term Investments (cost $1,443)		1,443

Total Investments - 105.1% (cost $23,392)		25,185
Other Assets and Liabilities, Net - (5.1%)		(1,231)
Total Net Assets - 100.0%		$23,954

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.
(e)	Perpetual Security.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund* (g)

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Information Technology	20.1%
Consumer Discretionary	13.5
Health Care	13.3
Financials	12.2
Consumer Staples	11.5
Materials	6.8
Industrials	5.3
Energy	3.5
Telecommunication Services	1.1
Short Term Investments	12.7
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Consumer Discretionary	17.5%
Consumer Staples	14.3
Financials	14.2
Health Care	13.4
Investment Companies	10.7
Information Technology	10.3
Materials	7.6
Industrials	5.4
Energy	5.1
Telecommunication Services	1.5
Total Short Investments	100.0%

COMMON STOCKS - 84.5%

CONSUMER DISCRETIONARY - 13.0%
Best Buy Co. Inc.	119	$3,246
Daimler AG	41	2,490
Great Wall Motor Co. Ltd. - Class H (c)	411	1,759
Lowe’s Cos. Inc. (b)	55	2,249
PVH Corp. (b)	14	1,768
SJM Holdings Ltd.	967	2,347
Urban Outfitters Inc. (a) (b)	34	1,363
Other Securities		10,896
		26,118
CONSUMER STAPLES - 11.2%
Brown-Forman Corp. - Class B (b)	23	1,520

See accompanying Notes to Financial Statements.

	Shares	Value
Carrefour SA	63	1,724
Cia de Bebidas das Americas - ADR	90	3,349
Coca-Cola Amatil Ltd.	183	2,125
Coca-Cola Co. (b)	39	1,551
Coca-Cola Enterprises Inc.	51	1,807
L’Oreal SA	11	1,858
SABMiller Plc	51	2,432
Unilever NV - ADR	60	2,346
Other Securities		3,659
		22,371
ENERGY - 3.4%
Valero Energy Corp. (b)	47	1,627
Other Securities		5,188
		6,815
FINANCIALS - 11.8%
Allstate Corp. (b)	39	1,877
Bank of America Corp. (b)	148	1,909
E*TRADE Financial Corp. (a) (b)	129	1,636
Hartford Financial Services Group Inc. (b)	76	2,348
Lincoln National Corp. (b)	43	1,585
Muenchener Rueckversicherungs AG	8	1,481
ProLogis Inc. (b)	51	1,926
Other Securities		10,891
		23,653
HEALTH CARE - 12.8%
Emergent BioSolutions Inc. (a)	132	1,900
Gilead Sciences Inc. (a) (b)	39	2,021
Illumina Inc. (a) (b)	19	1,399
MEDNAX Inc. (a) (b)	24	2,203
Onyx Pharmaceuticals Inc. (a) (b) (f)	12	1,450
Perrigo Co. (b)	12	1,483
Sanofi	14	1,494
WuXi PharmaTech Cayman Inc. - ADR (a) (b)	176	3,705
Other Securities		10,066
		25,721
INDUSTRIALS - 5.2%
Ingersoll-Rand Plc (b)	24	1,322
Steelcase Inc. - Class A (b)	104	1,516
Other Securities		7,533
		10,371
INFORMATION TECHNOLOGY - 19.4%
Alliance Data Systems Corp. (a) (b)	7	1,340
Amphenol Corp. - Class A (b)	22	1,752
Applied Micro Circuits Corp. (a) (b)	171	1,502
Ciena Corp. (a)	170	3,303
Cisco Systems Inc.	68	1,643
CSG Systems International Inc. (b)	60	1,305
Dealertrack Technologies Inc. (a)	39	1,384
EMC Corp.	65	1,530
Google Inc. - Class A (a) (b)	2	1,752
JDS Uniphase Corp. (a) (b)	179	2,572
Juniper Networks Inc. (a) (b)	109	2,107
Xilinx Inc. (b)	41	1,630
Other Securities		17,138
		38,958
MATERIALS - 6.6%
LyondellBasell Industries NV - Class A (b)	25	1,667
Monsanto Co. (b)	16	1,576
PPG Industries Inc. (b)	19	2,805
Vulcan Materials Co.	42	2,057
Other Securities		5,111
		13,216

	Shares/Par†
TELECOMMUNICATION SERVICES - 1.1%
T-Mobile US Inc. (b)	65	1,618
Other Securities		546
		2,164
Total Common Stocks (cost $153,216)		169,387

SHORT TERM INVESTMENTS - 12.3%

Investment Company - 11.4%
JNL Money Market Fund, 0.01% (d) (e)	22,908	22,908

Securities Lending Collateral - 0.9%
Fidelity Institutional Money Market Portfolio, 0.12%	1,000	1,000
Repurchase Agreement with CSI, 0.10% (Collateralized by $166 U.S. Treasury Bond Strip, due 08/15/25-11/15/29, value $104, and $1,276 U.S. Treasury Note Strip, due 08/15/16-02/15/41, value $736) acquired on 06/28/13, due 07/01/13 at $824	$824	824
		1,824

Total Short Term Investments (cost $24,732)		24,732

Total Investments - 96.8% (cost $177,948)		194,119
Total Securities Sold Short - (83.8%) (proceeds $162,403)		(167,975)
Other Assets and Liabilities, Net - 87.0%		174,335
Total Net Assets - 100.0%		$200,479

SECURITIES SOLD SHORT - 83.8%
COMMON STOCKS - 73.1%

CONSUMER DISCRETIONARY - 14.7%
Bayerische Motoren Werke AG	33	$2,860
Bed Bath & Beyond Inc.	32	2,274
Chipotle Mexican Grill Inc. - Class A	6	2,110
Dunkin’ Brands Group Inc.	54	2,300
Golden Eagle Retail Group Ltd.	1,003	1,335
Li & Fung Ltd.	1,324	1,805
Li & Fung Ltd. - ADR	137	369
Marriott International Inc. - Class A	41	1,642
PetSmart Inc.	46	3,065
Other Securities		11,644
		29,404
CONSUMER STAPLES - 10.2%
Casino Guichard Perrachon SA	16	1,492
Flowers Foods Inc.	73	1,620
General Mills Inc.	50	2,409
Hain Celestial Group Inc.	32	2,110
Hormel Foods Corp.	44	1,692
Kimberly-Clark Corp.	16	1,559
Tesco Plc	458	2,305
Tingyi Cayman Islands Holding Corp.	884	2,294
Woolworths Ltd.	99	2,956
Other Securities		2,079
		20,516
ENERGY - 4.3%
Cameco Corp.	67	1,385
Seadrill Ltd.	36	1,477
Other Securities		5,675
		8,537
FINANCIALS - 12.0%
Aflac Inc.	28	1,644
AvalonBay Communities Inc.	15	2,009
Banco Bradesco SA - ADR	135	1,754
Comerica Inc.	58	2,308

See accompanying Notes to Financial Statements.

	Shares	Value
Hannover Rueckversicherung SE	27	1,976
Janus Capital Group Inc.	150	1,278
RenaissanceRe Holdings Ltd.	28	2,389
Other Securities		10,586
		23,944
HEALTH CARE - 11.2%
Conmed Corp.	83	2,604
Dentsply International Inc.	36	1,455
Endo Health Solutions Inc.	49	1,785
Integra LifeSciences Holdings Corp.	54	1,967
Masimo Corp.	117	2,479
Novo-Nordisk A/S - ADR	10	1,615
St. Jude Medical Inc.	31	1,402
Varian Medical Systems Inc.	25	1,695
West Pharmaceutical Services Inc.	29	2,035
Other Securities		5,438
		22,475
INDUSTRIALS - 4.5%
Applied Industrial Technologies Inc.	29	1,380
Kennametal Inc.	50	1,959
MSC Industrial Direct Co. Inc. - Class A	17	1,329
Other Securities		4,403
		9,071
INFORMATION TECHNOLOGY - 8.6%
Aixtron SE NA - ADR	81	1,358
Concur Technologies Inc.	24	1,949
Fiserv Inc.	20	1,788
Rackspace Hosting Inc.	45	1,711
SAP AG - ADR	32	2,337
Other Securities		8,111
		17,254
MATERIALS - 6.4%
Air Products & Chemicals Inc.	41	3,782
Albemarle Corp.	46	2,850
Alcoa Inc.	178	1,394
CF Industries Holdings Inc.	18	3,006
Other Securities		1,801
		12,833
TELECOMMUNICATION SERVICES - 1.2%
Other Securities		2,474
Total Common Stocks (proceeds $141,859)		146,508

PREFERRED STOCKS - 1.7%

CONSUMER STAPLES - 1.7%
Lindt & Spruengli AG	1	3,510
Total Preferred Stocks (proceeds $2,811)		3,510

INVESTMENT COMPANIES - 9.0%
SPDR S&P 500 ETF Trust - Series 1	53	8,469
Technology Select Sector SPDR Fund	292	8,943
Other Securities		545
Total Investment Companies (proceeds $17,733)		17,957

Total Securities Sold Short - 83.8% (proceeds $162,403)		$167,975

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.
(c)	All or portion of the security was on loan.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.
(f)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(g)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2013. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*

A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Annuity Service Center at 1-800-873-5654.

Curian/UBS Global Long Short Income Opportunities Fund

Portfolio Composition:	Percentage of Total Investments
Financials	30.6%
Government Securities	24.9
Energy	9.0
Non-U.S. Government Agency ABS	6.3
Materials	6.2
Consumer Discretionary	6.0
Purchased Options	5.2
Information Technology	2.2
Industrials	2.0
U.S. Government Agency MBS	1.8
Telecommunication Services	1.7
Health Care	0.9
Utilities	0.8
Short Term Investments	2.4
Total Investments	100.0%

	Shares/Par †
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.2%

UNITED STATES OF AMERICA - 6.2%
Americold 2010 LLC Trust, 6.81%, 01/14/29 (c)	$420	$484
Apidos CDO, 2.93%, 04/15/25 (a) (b)	330	330
ARES CLO Ltd., 3.02%, 07/28/25 (c)	500	475
COMM Mortgage Trust, 4.93%, 12/10/44 (d)	750	776
Commercial Mortgage Pass-Through Certificates, 2.84%, 06/08/30 (a) (c)	150	150
Irvine Core Office Trust, 3.31%, 05/15/48 (d)	1,025	874
JPMorgan Chase Commercial Mortgage Securities Trust, 4.67%, 07/05/32 (c) (d)	500	473
KKR CLO Trust, 2.90%, 07/15/25 (a) (b)	320	312

Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,133)		3,874

CORPORATE BONDS AND NOTES - 58.5%

BRAZIL - 2.6%
Caixa Economica Federal, 2.38%, 11/06/17 (c)	600	553
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	200	194
Petrobras Global Finance BV, 4.38%, 05/20/23	200	183
Petrobras International Finance Co., 5.38%, 01/27/21	700	703
		1,633

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
GERMANY - 2.8%
HeidelbergCement Finance Luxembourg SA, 8.50%, 10/31/19, EUR	400	639
Unitymedia KabelBW GmbH, 9.63%, 12/01/19, EUR	800	1,145
		1,784
HUNGARY - 0.6%
Magyar Export-Import Bank RT, 5.50%, 02/12/18	400	400

IRELAND - 1.1%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17, EUR	500	682

KAZAKHSTAN - 0.8%
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO, 6.25%, 05/20/15	500	520

MEXICO - 1.9%
Cemex Finance LLC, 9.50%, 12/14/16 (c)	1,150	1,216

NORWAY - 1.7%
Eksportfinans ASA, 5.50%, 06/26/17	1,000	1,035

PORTUGAL - 1.8%
EDP Finance BV
4.75%, 09/26/16, EUR	250	334
4.90%, 10/01/19 (c)	800	786
		1,120
RUSSIAN FEDERATION - 1.9%
Bank of Moscow via BOM Capital Plc, 6.70%, 03/11/15	250	263
Russian Agricultural Bank OJSC Via RSHB Capital SA, 7.75%, 05/29/18	400	448
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22	450	457
		1,168
SINGAPORE - 0.8%
Flextronics International Ltd., 5.00%, 02/15/23 (c)	500	484

SPAIN - 4.2%
BBVA US Senior SAU, 4.66%, 10/09/15	850	876
Cirsa Funding Luxembourg SA, 8.75%, 05/15/18, EUR	300	393
Santander US Debt SAU, 3.72%, 01/20/15 (c)	1,100	1,110
Telefonica Emisiones SAU, 3.19%, 04/27/18	250	242
		2,621
UKRAINE - 1.0%
National JSC Naftogaz of Ukraine, 9.50%, 09/30/14	600	598

UNITED KINGDOM - 4.5%
Barclays Bank Plc, 6.05%, 12/04/17 (c)	500	541
HBOS Plc
4.88%, 03/20/15, EUR	200	269
6.75%, 05/21/18 (c)	300	317
Lloyds TSB Bank Plc, 6.50%, 03/24/20, EUR	1,000	1,426
Royal Bank of Scotland Group Plc, 6.10%, 06/10/23	300	284
		2,837
UNITED STATES OF AMERICA - 32.1%
Ally Financial Inc., 0.00%, 06/15/15 (e)	1,000	925
ArcelorMittal, 6.00%, 03/01/21 (f)	1,300	1,293
Barrick North America Finance LLC, 5.75%, 05/01/43 (c)	410	332
Caesars Entertainment Operating Co. Inc., 11.25%, 06/01/17	650	677
Case New Holland Inc., 7.88%, 12/01/17	1,100	1,246
CIT Group Inc., 4.25%, 08/15/17	1,000	1,005
Citigroup Inc., 5.13%, 12/12/18, GBP	1,000	1,623
DISH DBS Corp., 7.88%, 09/01/19	550	616
El Paso LLC, 7.25%, 06/01/18	750	831
Energy Transfer Partners LP
9.00%, 04/15/19	211	268
6.50%, 02/01/42	500	534
Fidelity National Financial Inc., 5.50%, 09/01/22	150	159
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	500	602
General Motors Financial Co. Inc., 4.75%, 08/15/17 (c)	700	718
HCA Inc., 7.88%, 02/15/20	500	538
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	750	787
International Lease Finance Corp., 8.63%, 09/15/15	1,000	1,095
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	1,200	1,285
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	1,100	1,504
Morgan Stanley, 7.30%, 05/13/19	750	871
Plains Exploration & Production Co., 6.88%, 02/15/23	500	535
Regions Bank, 7.50%, 05/15/18	500	583
Sanmina Corp., 7.00%, 05/15/19	600	618
SLM Corp., 6.25%, 01/25/16	1,000	1,060
Tesoro Corp., 9.75%, 06/01/19	150	166
Western Union Co., 2.38%, 12/10/15 (f)	275	280
		20,151
VENEZUELA - 0.7%
Petroleos de Venezuela SA, 8.50%, 11/02/17	500	458

Total Corporate Bonds and Notes (cost $38,497)		36,707

GOVERNMENT AND AGENCY OBLIGATIONS - 26.3%

ARGENTINA - 2.0%
Argentina Boden Bonds, 7.00%, 10/03/15	550	477
Argentina Bonar Bonds, 7.00%, 09/12/13 - 04/17/17	650	613
Argentine Republic Government International Bond, 6.27%, 12/15/35	1,100	66
Republic of Argentina, 0.74%, 12/15/35 (d)	1,500	94
		1,250
BELARUS - 1.1%
Republic of Belarus, 8.75%, 08/03/15	700	702

BRAZIL - 1.9%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/50 (h), BRL	650	755
Brazil Notas do Tesouro Nacional, 6.00%, 05/15/45, BRL	400	457
		1,212
CROATIA - 0.3%
Croatia Government International Bond, 6.25%, 04/27/17	200	210

GHANA - 0.2%
Republic of Ghana, 8.50%, 10/04/17	150	158

GREECE - 0.3%
Hellenic Republic Government Bond, 2.00%, 02/24/24 - 02/24/26 (g), EUR	300	185
		185

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2013

	Shares/Par/Contracts†	Value
MEXICO - 0.5%
Mexican Inflation Indexed Udibonos, 4.00%, 11/15/40 (h), MXN	3,479	292

RUSSIAN FEDERATION - 0.5%
Russian Federal Bond, 7.00%, 01/25/23, RUB	10,000	294

SOUTH AFRICA - 0.4%
South Africa Government Bond, 13.50%, 09/15/15, ZAR	2,100	244

TURKEY - 0.4%
Turkey Government Inflation Indexed Bond, 7.00%, 10/01/14 (h), TRY	470	258

UNITED STATES OF AMERICA - 17.8%
Federal Home Loan Mortgage Corp. Interest Only REMIC, 3.50%, 10/15/42	1,186	267
Federal National Mortgage Association REMIC
Interest Only, 2.50%, 03/25/28	2,053	241
Interest Only, 3.00%, 06/25/33	1,694	279
Government National Mortgage Association Interest Only REMIC, 3.50%, 04/20/43	1,477	317
State of California, 7.30%, 10/01/39	500	645
State of Illinois, 5.88%, 03/01/19	500	547
U.S. Treasury Bond
2.88%, 05/15/43	1,000	886
Principal Only, 0.00%,02/15/43 (e)	5,000	1,679
U.S. Treasury Note, 0.63%, 04/30/18 (k)	6,500	6,279
		11,140
VENEZUELA - 0.9%
Venezuela Government International Bond, 8.25%, 10/13/24	700	543

Total Government and Agency Obligations (cost $17,626)		16,488

PURCHASED OPTIONS - 5.1%
3-year Eurodollar MidCurve Put Option, Strike Price 97.13, Expiration 09/13/13	135	35
3-year Eurodollar MidCurve Put Option, Strike Price 97.75, Expiration 09/13/13	135	98
90-Day Eurodollar Future Put Option, Strike Price 99.25, Expiration 03/16/15	171	144
90-Day Eurodollar Future Put Option, Strike Price 99.38, Expiration 09/15/14	170	75
90-Day Eurodollar Future Put Option, Strike Price 99.50, Expiration 06/16/14	34	12
Call Swaption, 3 month LIBOR versus 1.00% fixed, Expiration 07/18/13, BOA	204	—
Call Swaption, 3 month LIBOR versus 1.30% fixed, Expiration 07/18/13, BOA	204	8
Put Swaption, 3 month LIBOR versus 3.00% fixed, Expiration 12/19/17, BBP	185	1,055
Put Swaption, 3 month LIBOR versus 7.00% fixed, Expiration 12/19/17, BBP	185	131
Put Swaption, 6 month Japanese Yen LIBOR versus 2.35% fixed, Expiration 05/22/15, BBP	5,200	169
U.S. Treasury Bond Future, 20-Year Call Option, Strike Price 136, Expiration 08/23/13	136	295
U.S. Treasury Bond Future, 20-Year Call Option, Strike Price 145, Expiration 07/26/13	139	7
U.S. Treasury Bond Future, 20-Year Put Option, Strike Price 133, Expiration 08/23/13	146	169
U.S. Treasury Bond Future, 20-Year Put Option, Strike Price 139, Expiration 08/23/13	44	184
U.S. Treasury Note Future, 10-Year Call Option, Strike Price 126.50, Expiration 08/23/13	135	181
U.S. Treasury Note Future, 10-Year Call Option, Strike Price 129, Expiration 08/23/13	218	78
U.S. Treasury Note Future, 10-Year Put Option, Strike Price 128.50, Expiration 08/23/13	224	543
U.S. Treasury Note Future, 2-Year Call Option, Strike Price 110.25, Expiration 08/23/13	137	6
U.S. Treasury Note Future, 5-Year Put Option, Strike Price 120.75, Expiration 08/23/13	68	44

Total Purchased Options (cost $2,735)		3,234

SHORT TERM INVESTMENTS - 2.4%

Investment Company - 0.9%
JNL Money Market Fund, 0.01% (i) (j)	558	558

Treasury Securities - 1.5%
Hungary Treasury Bill, 0.02%, 07/24/13, HUF	70,000	308
Nigeria Treasury Bill, 0.07%, 04/10/14, NGN	110,000	609
		917

Total Short Term Investments (cost $1,501)		1,475

Total Investments - 98.5% (cost $64,492)		61,778
Other Assets and Liabilities, Net - 1.5%		956
Total Net Assets - 100.0%		$62,734

†	Par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in unrounded number of contracts.
(a)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(c)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $7,640.

(d)	Variable rate security. Rate stated was in effect as of June 30, 2013.
(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(g)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2013.
(h)	Treasury inflation indexed note, par amount is adjusted for inflation.
(i)	Investment in affiliate.
(j)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.
(k)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements

See accompanying Notes to Financial Statements.

Curian/UBS Global Long Short Income Opportunities Fund

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities, that have not been deemed liquid, held by the Fund at June 30, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Apidos CDO, 2.93%, 04/15/25	06/14/2013	$330	$330	0.5%
KKR CLO Trust, 2.90%, 07/15/25	06/05/2013	312	312	0.5
		$642	$642	1.0%

Curian/UBS Global Long Short Income Opportunities Fund - Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Credit Default Swaption
CDX.NA.HY-20, 5 Year Call Option	09/18/2013	104.00	63	$(62)
CDX.NA.HY-20, 5 Year Put Option	09/18/2013	96.00	34	(22)
			96	$(84)
Exchange-Traded Futures Options
3-year Eurodollar MidCurve Put Option	09/13/2013	97.38	135	$(53)
3-year Eurodollar MidCurve Put Option	09/13/2013	97.50	135	(65)
Eurodollar Future Put Option	03/16/2015	98.25	171	(55)
			441	$(173)
Interest Rate Swaptions
Call Swaption, 3 month LIBOR versus 1.15% fixed, BOA	07/18/2013	N/A	407	$(2)
Call Swaption, 6 month Japanese Yen LIBOR versus 1.75% fixed, BBP	05/22/2015	N/A	5,200	(187)
Put Swaption, 3 month LIBOR versus 5.00% fixed, BBP	12/19/2017	N/A	370	(765)
			5,977	$(954)

Curian/UBS Global Long Short Income Opportunities Fund - Summary of Written Options

	Contracts	Premiums
Options outstanding at inception	—	$—
Options written during the period	6,761	1,039
Options closed during the period	(247)	(9)
Options expired during the period	—	—
Options outstanding at June 30, 2013	6,514	$1,030

Curian/UBS Global Long Short Income Opportunities Fund - Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
3-Month Euro Euribor Interest Rate Future	June 2014	102	$26
3-Month Euro Euribor Interest Rate Future	March 2015	34	—
90-Day Eurodollar Future	June 2014	(136)	(16)
90-Day Eurodollar Future	June 2015	(136)	(51)
U.S. Treasury Bond Future, 20-Year	September 2013	4	3
U.S. Treasury Note Future, 10-Year	September 2013	49	17
U.S. Treasury Note Future, 5-Year	September 2013	(18)	20
Ultra Long Term U.S. Treasury Bond Future, 30-Year	September 2013	34	(54)
			$(55)

Curian/UBS Global Long Short Income Opportunities Fund - Schedule of Open Forward Foreign Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	09/04/2013	BCL	AUD	1,230	$1,119	$(41)
AUD/USD	09/04/2013	BCL	AUD	2,010	1,829	(74)
CAD/USD	09/04/2013	BCL	CAD	195	185	(6)
GBP/USD	09/04/2013	BCL	GBP	1,435	2,182	(68)
JPY/USD	09/04/2013	BCL	JPY	257,200	2,594	(4)

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2013

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
KRW/USD	09/23/2013	DUB	KRW	230,000	$201	$(1)
MXN/USD	09/18/2013	CSI	MXN	1,140	87	(1)
MYR/USD	09/18/2013	DUB	MYR	759	239	(1)
PHP/USD	09/18/2013	DUB	PHP	10,697	247	—
TWD/USD	09/18/2013	BCL	TWD	7,550	252	—
USD/AUD	09/04/2013	MSC	AUD	(3,240)	(2,949)	152
USD/BRL	09/18/2013	DUB	BRL	(550)	(243)	11
USD/CLP	09/23/2013	DUB	CLP	(55,000)	(107)	1
USD/CLP	09/23/2013	DUB	CLP	(65,000)	(126)	1
USD/EUR	09/04/2013	MSC	EUR	(6,795)	(8,847)	(93)
USD/EUR	09/04/2013	BCL	EUR	(980)	(1,276)	17
USD/GBP	09/04/2013	MSC	GBP	(3,860)	(5,868)	(59)
USD/HUF	09/18/2013	DUB	HUF	(69,000)	(302)	4
USD/JPY	09/04/2013	MSC	JPY	(257,200)	(2,594)	(82)
USD/JPY	09/04/2013	BCL	JPY	(121,300)	(1,223)	21
USD/JPY	09/04/2013	BCL	JPY	(65,200)	(658)	11
USD/TRY	09/18/2013	BCL	TRY	(1,250)	(640)	(7)
					$(15,897)	$(219)

Curian/UBS Global Long Short Income Opportunities Fund - Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
BOA	3-Month Canada Bankers Acceptance	Paying	1.50%	02/08/2016	CAD	55,000	$(309)
JPM	3-Month Canada Bankers Acceptance	Paying	1.89%	06/07/2016	CAD	12,900	(43)
BBP	3-Month LIBOR	Receiving	0.91%	05/10/2018	6,930		193
BBP	3-Month LIBOR	Receiving	1.39%	05/10/2020	8,000		367
BBP	3-Month LIBOR	Receiving	1.96%	05/13/2023	2,500		157
BBP	3-Month LIBOR	Receiving	2.31%	05/30/2023	6,000		193
BBP	3-Month LIBOR	Receiving	3.23%	05/15/2043	875		41
BOA	3-Month LIBOR	Receiving	0.59%	02/12/2016	55,000		255
BOA	3-Month LIBOR	Receiving	2.80%	08/15/2039	6,750		794
BOA	3-Month LIBOR	Receiving	2.99%	02/15/2043	5,000		347
CIT	3-Month LIBOR	Receiving	1.11%	06/11/2016	12,900		33
CIT	3-Month LIBOR	Receiving	3.18%	08/05/2039	450		22
BOA	3-Month South African Johannesburg Interbank Rate	Paying	6.40%	06/04/2018	ZAR	3,000	(9)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.48%	05/31/2023	ZAR	1,800	(6)
BOA	6-Month EURIBOR	Receiving	0.98%	06/07/2018	EUR	2,430	33
BBP	London-Interbank Offered Rate	Receiving	1.98%	05/13/2023	GBP	1,000	76
							$2,144

Counterparty	Payments made by the Fund(8)	Payments received by the Fund(8)	Expiration Date	Notional Amount(1)	Unrealized Appreciation
JPM	3-Month LIBOR	1-Month LIBOR	05/16/2043	60,000	$36
					$36

Curian/UBS Global Long Short Income Opportunities Fund - Schedule of Over the Counter Cross Currency Swap Agreements

Counterparty	Receive Rate(8)	Pay Rate(8)	Expiration Date	Notional Amount Received(1)		Notional Amount Delivered(1)		Unrealized Appreciation / (Depreciation)
JPM	3-Month Australian Bank Bill Short Term Rate	3-Month USD LIBOR	05/21/2023	AUD	6,000	6,000		$(509)
JPM	3-Month Australian Bank Bill Short Term Rate	3-Month USD LIBOR	06/06/2023	AUD	300	290		(16)
JPM	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate	05/21/2014	6,000		AUD	6,000	503
JPM	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate	06/06/2014	290		AUD	300	15
								$(7)

See accompanying Notes to Financial Statements.

Curian/UBS Global Long Short Income Opportunities Fund - Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
Credit default swap agreements - sell protection(3)
CIT	Barrick Gold Corp., 5.80%, 11/15/2034	3.20%	1.00%	06/20/2018	$(1,000)	$(99)	$(62)
BOA	Hartford Financial Services Group Inc., 6.00%, 01/15/2019	1.13%	1.00%	06/20/2018	(1,000)	(6)	(3)
BOA	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.96%	1.00%	06/20/2018	(1,000)	2	(4)
BOA	Prudential Financial Inc., 4.50%, 07/15/2013	1.27%	1.00%	06/20/2018	(1,150)	(15)	(12)
					$(4,150)	$(118)	$(81)
Credit default swap agreements - purchase protection(2)
BOA	Allstate Corp., 6.75%, 05/15/2018	N/A	1.00%	06/20/2018	$1,000	$(24)	$5
JPM	CDX.EM-19	N/A	5.00%	06/20/2018	10,000	(797)	392
CIT	CDX.NA.HY-20	N/A	5.00%	06/20/2018	6,300	(191)	9
BOA	CDX.NA.IG-20	N/A	1.00%	06/20/2018	15,000	(92)	(44)
BBP	iTraxx Europe Crossover Series 19	N/A	5.00%	06/20/2018	3,254	(30)	123
BBP	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	6,508	206	101
DUB	iTraxx Europe Series 19	N/A	1.00%	06/20/2018	11,715	108	138
BOA	Lincoln National Corp., 8.75%, 07/01/2019	N/A	1.00%	06/20/2018	1,150	18	16
CIT	Nucor Corp., 5.75%, 12/01/2017	N/A	1.00%	06/20/2018	1,000	(7)	6
BOA	XL Group Plc, 6.25%, 05/15/2027	N/A	1.00%	06/20/2018	1,000	(16)	3
					$56,927	$(825)	$749

Curian/UBS Global Long Short Income Opportunities Fund - Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid By Fund	Expiration Date	Notional Amount(1)		Unrealized (Depreciation)
JPM	* iShares High Yield Corporate Bond ETF	London-Interbank Offered Rate + 0.00%	12/20/2013	GBP	6	$(77)
						$(77)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(8)Payments delivered or received are based on the notional amount.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Curian/Urdang International REIT Fund

Portfolio Composition:	Percentage of Total Investments
Real Estate Operating Companies	42.0%
Retail - REITS	20.1
Diversified — REITS	12.7
Real Estate Services	10.1
Office - REITS	8.6
Specialized — REITS	3.0
Residential - REITS	1.6
Short Term Investments	1.9
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 97.2%

AUSTRALIA - 13.5%
Charter Hall Retail REIT	15	$53
Goodman Group	17	74
Mirvac Group	215	315
Stockland	21	66
Westfield Group	50	520
Westfield Retail Trust	107	302
		1,330
BRAZIL - 0.8%
BR Malls Participacoes SA	9	84

CANADA - 8.1%
Allied Properties REIT	3	85
Boardwalk REIT	2	86
Brookfield Office Properties Inc.	13	217
Calloway REIT	7	168
Canadian Apartment Properties REIT	3	70
Chartwell Retirement Residences	7	67
Dundee REIT	3	104
		797
FRANCE - 5.8%
ICADE	—	35
Unibail-Rodamco SE	2	538
		573
GERMANY - 3.6%
Alstria Office REIT-AG	13	138
Deutsche Wohnen AG	4	75
LEG Immobilien AG	1	65
TAG Immobilien AG	7	81
		359
HONG KONG - 17.6%
China Overseas Land & Investment Ltd.	45	118
Hongkong Land Holdings Ltd.	31	212
Link Real Estate Investment Trust	45	218
Longfor Properties Co. Ltd.	71	106
New World Development Co. Ltd.	145	200
Shimao Property Holdings Ltd.	38	75
Sun Hung Kai Properties Ltd.	36	468
Wharf Holdings Ltd.	41	342
		1,739
JAPAN - 26.1%
AEON Mall Co. Ltd.	1	22
GLP J-REIT	—	99
Industrial & Infrastructure Fund Investment Corp.	—	39
Japan Real Estate Investment Corp.	—	156
Japan Retail Fund Investment Corp.	—	165
Mitsubishi Estate Co. Ltd.	23	612
Mitsui Fudosan Co. Ltd.	23	662
Nippon Building Fund Inc.	—	324
Nippon Prologis REIT Inc.	—	43
Nomura Real Estate Master Fund Inc.	—	49
Sumitomo Realty & Development Co. Ltd.	10	411
		2,582
NORWAY - 0.8%
Norwegian Property ASA	62	78

SINGAPORE - 7.6%
Ascendas REIT	50	88
CapitaLand Ltd.	86	208
CapitaMalls Asia Ltd.	72	103
City Developments Ltd.	5	42
Global Logistic Properties Ltd.	96	208
Mapletree Greater China Commercial Trust	132	98
		747
SWEDEN - 1.8%
Wihlborgs Fastigheter AB	12	176

SWITZERLAND - 2.0%
Mobimo Holding AG	—	22
PSP Swiss Property AG	2	179
		201
UNITED KINGDOM - 9.5%
British Land Co. Plc	25	211
Capital & Counties Properties Plc	41	205
Land Securities Group Plc	17	233
Londonmetric Property Plc	71	113
Safestore Holdings Plc	20	39
Unite Group Plc	25	141
		942

Total Common Stocks (cost $10,854)		9,608

RIGHTS - 0.0%
New World Development Co. Ltd. (a) (d)	2	—

Total Rights (cost $0)		—

SHORT TERM INVESTMENTS - 1.8%

Investment Company - 1.8%
JNL Money Market Fund, 0.01% (b) (c)	183	183

Total Short Term Investments (cost $183)		183

Total Investments - 99.0% (cost $11,037)		9,791
Other Assets and Liabilities, Net - 1.0%		99
Total Net Assets - 100.0%		$9,890

(a)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.
(d)	Non-income producing security.

See accompanying Notes to Financial Statements.

Curian/Van Eck International Gold Fund

Portfolio Composition:	Percentage of Total Investments
Materials	80.6%
Short Term Investments	19.4
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 87.2%

MATERIALS - 87.2%
Alamos Gold Inc.	263	$3,186
Allied Nevada Gold Corp. (a)	95	615
Argonaut Gold Inc. (a)	618	3,345
Asanko Gold Inc. (a) (b)	283	594
AuRico Gold Inc.	684	2,990
B2Gold Corp.	785	1,672
Bear Creek Mining Corp. (a)	212	343
Belo Sun Mining Corp. (a)	278	124
Continental Gold Ltd. (a)	330	1,036
Eastmain Resources Inc. (a)	385	99
Eldorado Gold Corp. (b)	1,107	6,839
Evolution Mining Ltd. (a) (b)	1,628	869
Fortuna Silver Mines Inc. (a) (b)	203	673
Franco-Nevada Corp.	88	3,162
Fresnillo Plc	163	2,203
Gold Canyon Resources Inc. (a)	378	74
Goldcorp Inc. (b)	334	8,265
Gryphon Minerals Ltd. (a) (b)	1,769	212
Guyana Goldfields Inc. (a)	304	390
Hochschild Mining Plc	140	332
Klondex Mines Ltd. (a)	274	307
Lydian International Ltd. (a)	607	692
Midway Gold Corp. (a) (b)	559	527
New Gold Inc. (a)	1,228	7,886
Newcrest Mining Ltd. (b)	274	2,527
Newmont Mining Corp.	118	3,528
Orezone Gold Corp. (a)	432	173
Osisko Mining Corp. (a)	1,369	4,529
Papillon Resources Ltd. (a) (b)	449	278
Perseus Mining Ltd. (a) (b)	1,479	607
Premier Gold Mines Ltd. (a)	95	166
Pretium Resources Inc. (a)	207	1,370
Rainy River Resources Ltd. (a)	186	629
Randgold Resources Ltd. (b)	120	7,699
Romarco Minerals Inc. (a)	689	308
Roxgold Inc. (a)	306	112
Royal Gold Inc.	106	4,452
Rubicon Minerals Corp. (a) (b)	455	582
Sabina Gold & Silver Corp. (a)	545	508
Silver Wheaton Corp.	353	6,938
Silvercorp Metals Inc. (b)	531	1,496
Sulliden Gold Corp. Ltd.	342	257
Tahoe Resources Inc. (a)	269	3,811
Timmins Gold Corp. (a)	193	426
Torex Gold Resources Inc. (a)	1,238	1,565
Volta Resources Inc. (a)	855	134
Yamana Gold Inc. (b)	485	4,615

Total Common Stocks (cost $158,943)		93,145

SHORT TERM INVESTMENTS - 21.0%

Investment Company - 12.6%
JNL Money Market Fund, 0.01% (c) (d)	13,391	13,391

Securities Lending Collateral - 8.4%
Fidelity Institutional Money Market Portfolio, 0.12% (d)	2,000	2,000

	Shares/Par †
Repurchase Agreement with CSI, 0.10% (Collateralized by $1,401 U.S. Treasury Bond Strip, due 08/15/25-11/15/29, value $876, and $10,782 U.S. Treasury Note Strip, due 08/15/16-02/15/41, value $6,222) acquired on 06/28/13, due 07/01/13 at $6,959	$6,959	6,959
		8,959

Total Short Term Investments (cost $22,350)		22,350

Total Investments - 108.2% (cost $181,293)		115,495
Other Assets and Liabilities, Net - (8.2%)		(8,721)
Total Net Assets - 100.0%		$106,774

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

Investments by Country*	Percentage of Total Long-Term Investments
Australia	4.8%
Canada	68.7
Jersey	0.8
United Kingdom	2.7
United States	23.0
Total Long-Term Investments	100.0%

* The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments

June 30, 2013

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLF - Chilean Unidad de Fomento

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan

COP - Colombian Peso

CZK -  Czech Republic Korunas

EUR - European Currency Unit (Euro)

GBP - British Pound

HUF - Hungarian Forint

HRK - Croatian Kuna

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

LBP - Lebanese Pound

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian New Leu

RSD - Serbian Dinar

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - New Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Abbreviations:

“-”  Amount rounds to less than one thousand

ABS - Asset-Backed Security

ACWI - All Country World Index

ADR - American Depositary Receipt

ADS - American Depository Shares

BDR - Brazilian Depositary Receipt

CAC - Cotation Assistee en Continu

CDI - Chess Depository Interest

CDX - Credit Default Swap Index

CLO - Collateralized Loan Obligation

EAFE - Europe, Australia and Far East

EMU - Economic and Monetary Union (Europe)

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

iTraxx - Group of international credit derivative indexes monitored by the International Index Company

LIBOR - London Interbank Offer Rate

MBS - Mortgage Backed Security

MCDX - Municipal Credit Default Swap Index

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

NYSE - New York Stock Exchange

OTC - Over the Counter

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SPDR - Standard & Poor’s Depositary Receipt

TIPS - Treasury Inflation Protected Securities

VIX - Volatility Index

Counterparty Abbreviations:

BBP - Barclays Bank Plc

BCL - Barclays Capital Inc.

BNP - BNP Paribas Securities

BOA - Banc of America Securities LLC/Bank of America NA

CCI - Citicorp Securities, Inc.

CGM - Citigroup Global Markets

CIB - CIBC World Markets

CIT - Citibank, Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSB - Goldman Sachs Bank

GSC – Goldman Sachs & Co.

GSI - Goldman Sachs International

JPM - JPMorgan Chase Bank N.A.

MSC - Morgan Stanley & Co., Incorporated

MSI - Morgan Stanley International

MSS - Morgan Stanley Capital Services Inc.

NSI – Nomura Securities International

NTS - Northern Trust Securities

RBC - Royal Bank of Canada

SCB Standard Chartered Bank

SGB - Societe Generale Bannon LLC

UBS - UBS Securities LLC

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2013

	Curian Guidance - Interest Rate Opportunities Fund	Curian Guidance - Multi-Strategy Income Fund	Curian Guidance - Equity Income Fund	Curian Guidance - Conservative Fund	Curian Guidance - Moderate Fund	Curian Guidance - Growth Fund
Assets
Investments - unaffiliated, at value (a)(d)	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	7,258	5,908	33,187	49,876	106,042	8,494
Total investments, at value (c)	7,258	5,908	33,187	49,876	106,042	8,494
Cash	—	—	—	—	—	—
Foreign currency (e)	—	—	—	—	—	—
Receivable for investments sold	—	—	28	—	—	—
Receivable for fund shares sold	345	42	7	215	435	474
Receivable from adviser	—	—	—	—	—	—
Receivable for dividends and interest	—	—	—	—	—	—
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—
Other assets	—	—	—	—	—	—
Total assets	7,603	5,950	33,222	50,091	106,477	8,968
Liabilities
Payable for advisory fees	1	1	6	8	17	1
Payable for administrative fees	—	1	6	8	17	1
Payable for 12b-1 fee	—	—	—	—	—	—
Payable for investment securities purchased	341	41	—	145	429	474
Payable for fund shares redeemed	4	—	34	70	7	—
Payable for dividends on securities sold short	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—
Payable for trustee fees	—	—	1	1	2	—
Payable for chief compliance officer fees	—	—	—	—	—	—
Payable for other expenses	—	—	—	—	—	—
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—
Investment in securities sold short, at value (f)	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—
Payable upon return of securities loaned	—	—	—	—	—	—
Total liabilities	346	43	47	232	472	476
Net assets	$7,257	$5,907	$33,175	$49,859	$106,005	$8,492
Net assets consist of:
Paid-in capital	$7,351	$6,029	$31,454	$50,141	$102,859	$8,608
Undistributed (excess of distributions over) net investment income (loss)	(1)	(2)	104	253	351	(2)
Accumulated net realized gain (loss)	—	(4)	113	787	5,577	—
Net unrealized appreciation (depreciation) on investments and foreign currency	(93)	(116)	1,504	(1,322)	(2,782)	(114)
	$7,257	$5,907	$33,175	$49,859	$106,005	$8,492
Shares outstanding (no par value), unlimited shares authorized	757	620	2,967	4,753	9,628	866
Net asset value per share	$9.59	$9.52	$11.18	$10.49	$11.01	$9.80

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	7,351	6,024	31,683	51,198	108,824	8,608
(c) Total investments, at cost	$7,351	$6,024	$31,683	$51,198	$108,824	$8,608
(d) Including value of securities on loan	$—	$—	$—	$—	$—	$—
(e) Foreign currency, at cost	—	—	—	—	—	—
(f) Proceeds from securities sold short	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	Curian Guidance - Moderate Growth Fund	Curian Guidance - Maximum Growth Fund	Curian Guidance - Tactical Moderate Growth Fund	Curian Guidance - Tactical Maximum Growth Fund	Curian Guidance - Institutional Alt 65 Fund	Curian Guidance - Institutional Alt 100 Conservative Fund
Assets
Investments - unaffiliated, at value (a)(d)	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	161,491	44,985	170,961	44,452	92,068	4,896
Total investments, at value (c)	161,491	44,985	170,961	44,452	92,068	4,896
Cash	—	—	—	—	—	—
Foreign currency (e)	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Receivable for fund shares sold	1,208	200	594	59	60	156
Receivable from adviser	—	—	—	—	—	—
Receivable for dividends and interest	—	—	—	—	—	—
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—
Other assets	1	—	—	—	—	—
Total assets	162,700	45,185	171,555	44,511	92,128	5,052
Liabilities
Payable for advisory fees	25	7	28	7	15	1
Payable for administrative fees	25	7	28	7	15	—
Payable for 12b-1 fee	—	—	—	—	—	—
Payable for investment securities purchased	1,199	139	581	32	56	156
Payable for fund shares redeemed	9	61	12	27	4	—
Payable for dividends on securities sold short	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—
Payable for trustee fees	3	1	3	1	2	—
Payable for chief compliance officer fees	1	—	1	—	—	—
Payable for other expenses	1	1	1	1	—	—
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—
Investment in securities sold short, at value (f)	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—
Payable upon return of securities loaned	—	—	—	—	—	—
Total liabilities	1,263	216	654	75	92	157
Net assets	$161,437	$44,969	$170,901	$44,436	$92,036	$4,895
Net assets consist of:
Paid-in capital	$158,256	$43,723	$166,589	$43,863	$90,316	$4,935
Undistributed (excess of distributions over) net investment income (loss)	52	4	336	(76)	(31)	(1)
Accumulated net realized gain (loss)	5,393	1,152	3,734	298	1,036	—
Net unrealized appreciation (depreciation) on investments and foreign currency	(2,264)	90	242	351	715	(39)
	$161,437	$44,969	$170,901	$44,436	$92,036	$4,895
Shares outstanding (no par value), unlimited shares authorized	14,949	4,179	15,895	4,281	8,678	497
Net asset value per share	$10.80	$10.76	$10.75	$10.38	$10.61	$9.84

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	163,755	44,895	170,719	44,101	91,353	4,935
(c) Total investments, at cost	$163,755	$44,895	$170,719	$44,101	$91,353	$4,935
(d) Including value of securities on loan	$—	$—	$—	$—	$—	$—
(e) Foreign currency, at cost	—	—	—	—	—	—
(f) Proceeds from securities sold short	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	Curian Guidance - Institutional Alt 100 Moderate Fund	Curian Guidance - Institutional Alt 100 Growth Fund	Curian Guidance - International Opportunities Conservative Fund	Curian Guidance - International Opportunities Moderate Fund	Curian Guidance - International Opportunities Growth Fund	Curian Guidance - Equity 100 Fund
Assets
Investments - unaffiliated, at value (a)(d)	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	252,578	8,837	496	1,082	1,477	26,296
Total investments, at value (c)	252,578	8,837	496	1,082	1,477	26,296
Cash	—	—	—	—	—	—
Foreign currency (e)	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Receivable for fund shares sold	523	74	69	5	—	194
Receivable from adviser	—	—	—	—	—	—
Receivable for dividends and interest	—	—	—	—	—	—
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—
Other assets	1	—	—	—	—	—
Total assets	253,102	8,911	565	1,087	1,477	26,490
Liabilities
Payable for advisory fees	41	1	—	—	—	4
Payable for administrative fees	41	1	—	—	—	4
Payable for 12b-1 fee	—	—	—	—	—	—
Payable for investment securities purchased	512	74	69	5	1	193
Payable for fund shares redeemed	11	—	—	—	—	2
Payable for dividends on securities sold short	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—
Payable for trustee fees	5	—	—	—	—	—
Payable for chief compliance officer fees	1	—	—	—	—	—
Payable for other expenses	2	—	—	—	—	—
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—
Investment in securities sold short, at value (f)	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—
Payable upon return of securities loaned	—	—	—	—	—	—
Total liabilities	613	76	69	5	1	203
Net assets	$252,489	$8,835	$496	$1,082	$1,476	$26,287
Net assets consist of:
Paid-in capital	$252,341	$9,063	$509	$1,124	$1,515	$25,574
Undistributed (excess of distributions over) net investment income (loss)	(503)	(3)	—	—	—	—
Accumulated net realized gain (loss)	4,019	(18)	(1)	—	—	356
Net unrealized appreciation (depreciation) on investments and foreign currency	(3,368)	(207)	(12)	(42)	(39)	357
	$252,489	$8,835	$496	$1,082	$1,476	$26,287
Shares outstanding (no par value), unlimited shares authorized	24,716	917	53	116	158	2,338
Net asset value per share	$10.22	$9.63	$9.39	$9.34	$9.33	$11.24

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	255,946	9,044	508	1,124	1,516	25,939
(c) Total investments, at cost	$255,946	$9,044	$508	$1,124	$1,516	$25,939
(d) Including value of securities on loan	$—	$—	$—	$—	$—	$—
(e) Foreign currency, at cost	—	—	—	—	—	—
(f) Proceeds from securities sold short	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	Curian Guidance - Fixed Income 100 Fund	Curian Guidance - Real Assets Fund	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian Dynamic Risk Advantage - Diversified Fund
Assets
Investments - unaffiliated, at value (a)(d)	$—	$—	$33,974	$58,838	$49,806	$273,201
Investments - affiliated, at value (b)	22,453	1,300	229	630	344	30,696
Repurchase agreements (a)	—	—	6,155	10,387	8,076	—
Total investments, at value (c)	22,453	1,300	40,358	69,855	58,226	303,897
Cash	—	—	—	—	—	2,265
Foreign currency (e)	—	—	—	—	—	—
Receivable for investments sold	—	—	4,939	5,263	2,759	—
Receivable for fund shares sold	38	22	321	2,409	53	1,357
Receivable from adviser	—	—	5	9	8	16
Receivable for dividends and interest	—	—	52	135	134	12
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	27
Receivable for deposits with brokers and counterparties	—	—	—	—	—	4,440
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	1,680
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	340
OTC swap premiums paid	—	—	—	—	—	—
Other assets	—	—	—	—	—	1
Total assets	22,491	1,322	45,675	77,671	61,180	314,035
Liabilities
Payable for advisory fees	4	—	19	32	27	224
Payable for administrative fees	4	—	5	9	7	46
Payable for 12b-1 fee	—	—	2	4	3	20
Payable for investment securities purchased	21	22	5,153	5,858	3,088	13,954
Payable for fund shares redeemed	16	—	140	26	4	59
Payable for dividends on securities sold short	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—
Payable for trustee fees	—	—	1	1	1	6
Payable for chief compliance officer fees	—	—	—	—	—	1
Payable for other expenses	—	—	—	—	—	16
Payable for variation margin on financial derivative instruments	—	—	—	—	—	82
Investment in securities sold short, at value (f)	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	1,267
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	1,257
OTC swap premiums received	—	—	—	—	—	—
Payable upon return of securities loaned	—	—	9,155	15,387	13,076	1,520
Total liabilities	45	22	14,475	21,317	16,206	18,452
Net assets	$22,446	$1,300	$31,200	$56,354	$44,974	$295,583
Net assets consist of:
Paid-in capital	$23,172	$1,326	$31,038	$55,155	$43,290	$296,525
Undistributed (excess of distributions over) net investment income (loss)	73	—	118	197	163	(1,396)
Accumulated net realized gain (loss)	(155)	—	153	652	935	1,387
Net unrealized appreciation (depreciation) on investments and foreign currency	(644)	(26)	(109)	350	586	(933)
	$22,446	$1,300	$31,200	$56,354	$44,974	$295,583
Shares outstanding (no par value), unlimited shares authorized	2,301	138	2,996	5,224	4,065	29,143
Net asset value per share	$9.76	$9.42	$10.41	$10.79	$11.06	$10.14

(a) Investments - unaffiliated, at cost	$—	$—	$40,238	$68,875	$57,296	$273,229
(b) Investments - affiliated, at cost	23,097	1,326	229	630	344	30,696
(c) Total investments, at cost	$23,097	$1,326	$40,467	$69,505	$57,640	$303,925
(d) Including value of securities on loan	$—	$—	$8,956	$15,025	$12,772	$1,492
(e) Foreign currency, at cost	—	—	—	—	—	—
(f) Proceeds from securities sold short	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian/ Aberdeen Latin America Fund	Curian/ American Funds Growth Fund	Curian/ Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund
Assets
Investments - unaffiliated, at value (a)(d)	$51,717	$174,398	$8,784	$24,236	$11,909	$14,474
Investments - affiliated, at value (b)	6,451	1,115	264	—	148	247
Total investments, at value (c)	58,168	175,513	9,048	24,236	12,057	14,721
Cash	—	876	—	—	1	—
Foreign currency (e)	—	—	—	—	30	79
Receivable for investments sold	295	23,257	—	—	48	149
Receivable for fund shares sold	62	347	3	160	31	35
Receivable from adviser	3	31	—	9	—	—
Receivable for dividends and interest	1	619	8	—	15	202
Receivable for variation margin on financial derivative instruments	27	—	—	—	—	—
Receivable for deposits with brokers and counterparties	620	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	13	—	—	—	—	359
Unrealized appreciation on OTC swap agreements	156	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—
Other assets	—	—	—	—	—	—
Total assets	59,345	200,643	9,059	24,405	12,182	15,545
Liabilities
Payable for advisory fees	43	114	10	16	11	7
Payable for administrative fees	9	23	2	4	2	3
Payable for 12b-1 fee	4	10	1	2	1	1
Payable for investment securities purchased	1,268	24,378	—	156	220	309
Payable for fund shares redeemed	19	263	2	4	14	1
Payable for dividends on securities sold short	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—
Payable for trustee fees	2	3	—	—	—	—
Payable for chief compliance officer fees	—	1	—	—	—	—
Payable for other expenses	1	1	—	—	—	1
Payable for variation margin on financial derivative instruments	38	—	—	—	—	—
Payable for deposits from counterparties	280	—	—	—	—	—
Investment in securities sold short, at value (f)	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	144	—	—	—	—	277
Unrealized depreciation on OTC swap agreements	68	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—
Payable upon return of securities loaned	—	27,090	—	—	—	—
Total liabilities	1,876	51,883	15	182	248	599
Net assets	$57,469	$148,760	$9,044	$24,223	$11,934	$14,946
Net assets consist of:
Paid-in capital	$59,093	$150,117	$10,784	$22,708	$12,995	$15,821
Undistributed (excess of distributions over) net investment income (loss)	(469)	1,471	2	83	20	15
Accumulated net realized gain (loss)	(957)	(418)	13	29	(25)	(156)
Net unrealized appreciation (depreciation) on investments and foreign currency	(198)	(2,410)	(1,755)	1,403	(1,056)	(734)
	$57,469	$148,760	$9,044	$24,223	$11,934	$14,946
Shares outstanding (no par value), unlimited shares authorized	6,107	14,560	1,082	2,063	1,300	1,585
Net asset value per share	$9.41	$10.22	$8.36	$11.74	$9.18	$9.43

(a) Investments - unaffiliated, at cost	$51,709	$176,808	$10,539	$22,833	$12,965	$15,286
(b) Investments - affiliated, at cost	6,451	1,115	264	—	148	247
(c) Total investments, at cost	$58,160	$177,923	$10,803	$22,833	$13,113	$15,533
(d) Including value of securities on loan	$—	$26,472	$—	$—	$—	$—
(e) Foreign currency, at cost	—	—	—	—	30	79
(f) Proceeds from securities sold short	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	Curian/ BlackRock Global Long Short Credit Fund	Curian/DFA U.S. Micro Cap Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	Curian/Epoch Global Shareholder Yield Fund	Curian/ FAMCO Flex Core Covered Call Fund	Curian/ Franklin Templeton Frontier Markets Fund
Assets
Investments - unaffiliated, at value (a)(d)	$130,919	$162,692	$390,490	$25,697	$53,618	$135,816
Investments - affiliated, at value (b)	150,009	481	190,079	746	3,646	4,574
Repurchase agreements (a)	49,882	17,176	—	—	—	—
Total investments, at value (c)	330,810	180,349	580,569	26,443	57,264	140,390
Cash	11,075	182	5,793	—	35	—
Foreign currency (e)	1,752	—	5,410	12	—	650
Receivable for investments sold	3,431	3	12,947	—	37	4
Receivable for fund shares sold	861	103	242	4	135	401
Receivable from adviser	—	—	—	—	—	—
Receivable for dividends and interest	1,458	120	2,832	134	118	774
Receivable for variation margin on financial derivative instruments	22	—	520	—	—	—
Receivable for deposits with brokers and counterparties	633	—	2,061	—	—	—
Unrealized appreciation on forward foreign currency contracts	411	—	5,709	—	—	—
Unrealized appreciation on OTC swap agreements	351	—	8,547	—	—	—
OTC swap premiums paid	1,310	—	11,981	—	—	—
Other assets	—	—	—	—	—	—
Total assets	352,114	180,757	636,611	26,593	57,589	142,219
Liabilities
Payable for advisory fees	218	101	428	14	26	165
Payable for administrative fees	46	25	90	4	8	23
Payable for 12b-1 fee	19	10	37	2	4	10
Payable for investment securities purchased	17,419	503	38,896	204	2,452	117
Payable for fund shares redeemed	370	23	87	10	25	191
Payable for dividends on securities sold short	—	—	—	—	—	—
Payable for interest expense and brokerage charges	616	—	345	—	—	—
Payable for trustee fees	2	8	5	1	1	8
Payable for chief compliance officer fees	1	1	3	—	—	1
Payable for other expenses	6	2	3	1	—	1
Payable for variation margin on financial derivative instruments	19	—	29	—	—	—
Payable for deposits from counterparties	828	—	5,245	—	—	—
Investment in securities sold short, at value (f)	44,776	—	18,002	—	—	—
Options written, at value (g)	—	—	1,028	—	1,480	—
Unrealized depreciation on forward foreign currency contracts	141	—	15,742	—	—	—
Unrealized depreciation on OTC swap agreements	650	—	6,698	—	—	—
OTC swap premiums received	1,723	—	3,653	—	—	—
Payable upon return of securities loaned	—	27,176	—	664	—	2,557
Total liabilities	66,834	27,849	90,291	900	3,996	3,073
Net assets	$285,280	$152,908	$546,320	$25,693	$53,593	$139,146
Net assets consist of:
Paid-in capital	$289,749	$127,885	$565,427	$21,462	$52,111	$127,179
Undistributed (excess of distributions over) net investment income (loss)	(69)	706	934	711	383	3,212
Accumulated net realized gain (loss)	(412)	2,630	1,816	3,015	(1,858)	2,116
Net unrealized appreciation (depreciation) on investments and foreign currency	(3,988)	21,687	(21,857)	505	2,957	6,639
	$285,280	$152,908	$546,320	$25,693	$53,593	$139,146
Shares outstanding (no par value), unlimited shares authorized	28,996	12,908	56,431	2,228	5,018	12,753
Net asset value per share	$9.84	$11.85	$9.68	$11.53	$10.68	$10.91

(a) Investments - unaffiliated, at cost	$186,206	$158,181	$406,673	$25,190	$50,998	$129,165
(b) Investments - affiliated, at cost	150,009	481	190,079	746	3,646	4,574
(c) Total investments, at cost	$336,215	$158,662	$596,752	$25,936	$54,644	$133,739
(d) Including value of securities on loan	$—	$26,372	$—	$642	$—	$2,436
(e) Foreign currency, at cost	1,765	—	5,405	12	—	662
(f) Proceeds from securities sold short	45,866	—	18,404	—	—	—
(g) Premiums from options written	—	—	598	—	1,817	—

See accompanying Notes to Financial Statements.

	Curian/ Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund	Curian Long Short Credit Fund	Curian/ Neuberger Berman Currency Fund	Curian/ Nicholas Convertible Arbitrage Fund	Curian/ PIMCO Credit Income Fund
Assets
Investments - unaffiliated, at value (a)(d)	$122,921	$15,745	$221,510	$225,582	$217,548	$62,795
Investments - affiliated, at value (b)	7,741	1,005	25,142	689	20,251	610
Total investments, at value (c)	130,662	16,750	246,652	226,271	237,799	63,405
Cash	15	—	376	—	77,100	6
Foreign currency (e)	—	—	3	—	—	99
Receivable for investments sold	330	53	405	4,652	5,111	54
Receivable for fund shares sold	239	135	470	280	198	196
Receivable from adviser	—	—	—	—	—	—
Receivable for dividends and interest	203	27	2,522	222	1,002	492
Receivable for variation margin on financial derivative instruments	—	—	32	—	—	6
Receivable for deposits with brokers and counterparties	—	—	917	—	—	180
Unrealized appreciation on forward foreign currency contracts	—	—	—	26,994	—	41
Unrealized appreciation on OTC swap agreements	—	—	18	—	—	109
OTC swap premiums paid	—	—	798	—	—	27
Other assets	—	—	—	1	1	1
Total assets	131,449	16,965	252,193	258,420	321,211	64,616
Liabilities
Payable for advisory fees	80	10	191	132	147	25
Payable for administrative fees	20	3	40	38	34	10
Payable for 12b-1 fee	8	1	17	16	14	4
Payable for investment securities purchased	581	397	4,033	4,655	6,274	2,187
Payable for fund shares redeemed	95	6	196	54	36	361
Payable for dividends on securities sold short	—	—	—	—	42	—
Payable for interest expense and brokerage charges	—	—	—	—	40	—
Payable for trustee fees	8	—	2	14	9	1
Payable for chief compliance officer fees	1	—	1	1	1	—
Payable for other expenses	2	—	1	3	2	1
Payable for variation margin on financial derivative instruments	—	—	48	—	—	15
Payable for deposits from counterparties	—	—	184	—	—	125
Investment in securities sold short, at value (f)	—	—	—	—	104,208	—
Options written, at value (g)	—	—	—	—	—	93
Unrealized depreciation on forward foreign currency contracts	—	—	—	23,996	—	108
Unrealized depreciation on OTC swap agreements	—	—	425	—	—	330
OTC swap premiums received	—	—	118	—	—	226
Payable upon return of securities loaned	11,388	—	—	—	—	—
Total liabilities	12,183	417	5,256	28,909	110,807	3,486
Net assets	$119,266	$16,548	$246,937	$229,511	$210,404	$61,130
Net assets consist of:
Paid-in capital	$112,570	$17,262	$255,451	$230,587	$202,052	$62,882
Undistributed (excess of distributions over) net investment income (loss)	(520)	19	643	997	(7,626)	343
Accumulated net realized gain (loss)	6,536	12	1,602	(5,078)	10,918	336
Net unrealized appreciation (depreciation) on investments and foreign currency	680	(745)	(10,759)	3,005	5,060	(2,431)
	$119,266	$16,548	$246,937	$229,511	$210,404	$61,130
Shares outstanding (no par value), unlimited shares authorized	14,100	1,710	25,540	23,003	19,986	6,002
Net asset value per share	$8.46	$9.68	$9.67	$9.98	$10.53	$10.19

(a)	Investments - unaffiliated, at cost	$122,243	$16,491	$233,655	$225,572	$200,197	$64,775
(b)	Investments - affiliated, at cost	7,741	1,005	25,142	689	20,251	610
(c)	Total investments, at cost	$129,984	$17,496	$258,797	$226,261	$220,448	$65,385
(d)	Including value of securities on loan	$11,048	$—	$—	$—	$—	$—
(e)	Foreign currency, at cost	—	—	3	—	—	100
(f)	Proceeds from securities sold short	—	—	—	—	91,917	—
(g)	Premiums from options written	—	—	—	—	—	45

See accompanying Notes to Financial Statements.

	Curian/ PineBridge Merger Arbitrage Fund	Curian/ Schroder Emerging Europe Fund	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Curian/UBS Global Long Short Income Opportunities Fund	Curian/ Urdang International REIT Fund
Assets
Investments - unaffiliated, at value (a)(d)	$195,592	$18,764	$24,966	$171,211	$61,220	$9,608
Investments - affiliated, at value (b)	2,925	624	219	22,908	558	183
Total investments, at value (c)	198,517	19,388	25,185	194,119	61,778	9,791
Cash	64,502	—	1	176,389	2,296	—
Foreign currency (e)	6,983	—	—	1,198	601	216
Receivable for investments sold	1,820	—	—	4,109	—	100
Receivable for fund shares sold	236	1	87	100	39	9
Receivable from adviser	—	—	—	—	—	—
Receivable for dividends and interest	923	197	44	144	692	36
Receivable for variation margin on financial derivative instruments	—	—	—	—	87	—
Receivable for deposits with brokers and counterparties	—	—	—	—	1,450	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	218	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	3,858	—
OTC swap premiums paid	—	—	—	—	112	—
Other assets	1	—	—	1	—	—
Total assets	272,982	19,586	25,317	376,060	71,131	10,152
Liabilities
Payable for advisory fees	167	18	11	148	49	6
Payable for administrative fees	40	3	3	32	11	2
Payable for 12b-1 fee	16	1	2	14	4	1
Payable for investment securities purchased	1,750	129	120	4,971	1,281	253
Payable for fund shares redeemed	118	2	2	82	—	—
Payable for dividends on securities sold short	—	—	—	436	—	—
Payable for interest expense and brokerage charges	15	—	—	75	—	—
Payable for trustee fees	9	—	1	18	1	—
Payable for chief compliance officer fees	1	—	—	2	—	—
Payable for other expenses	3	—	—	4	1	—
Payable for variation margin on financial derivative instruments	—	—	—	—	14	—
Payable for deposits from counterparties	—	—	—	—	2,530	—
Investment in securities sold short, at value (f)	32,765	—	—	167,975	—	—
Options written, at value (g)	—	—	—	—	1,211	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	437	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	1,094	—
OTC swap premiums received	—	—	—	—	1,764	—
Payable upon return of securities loaned	—	—	1,224	1,824	—	—
Total liabilities	34,884	153	1,363	175,581	8,397	262
Net assets	$238,098	$19,433	$23,954	$200,479	$62,734	$9,890
Net assets consist of:
Paid-in capital	$237,321	$20,910	$19,760	$215,439	$62,529	$11,127
Undistributed (excess of distributions over) net investment income (loss)	1,101	175	165	(4,735)	303	62
Accumulated net realized gain (loss)	(231)	(146)	2,236	(20,813)	313	(52)
Net unrealized appreciation (depreciation) on investments and foreign currency	(93)	(1,506)	1,793	10,588	(411)	(1,247)
	$238,098	$19,433	$23,954	$200,479	$62,734	$9,890
Shares outstanding (no par value), unlimited shares authorized	23,647	2,088	1,917	20,381	6,250	1,124
Net asset value per share	$10.07	$9.31	$12.50	$9.84	$10.04	$8.80

(a)	Investments - unaffiliated, at cost	$192,680	$20,270	$23,173	$155,040	$63,934	$10,854
(b)	Investments - affiliated, at cost	2,925	624	219	22,908	558	183
(c)	Total investments, at cost	$195,605	$20,894	$23,392	$177,948	$64,492	$11,037
(d)	Including value of securities on loan	$—	$—	$1,183	$1,688	$—	$—
(e)	Foreign currency, at cost	7,178	—	—	1,210	605	218
(f)	Proceeds from securities sold short	29,955	—	—	162,403	—	—
(g)	Premiums from options written	—	—	—	—	1,030	—

See accompanying Notes to Financial Statements.

Curian/Van Eck International Gold Fund
Assets
Investments - unaffiliated, at value (a)(d)	$102,104
Investments - affiliated, at value (b)	13,391
Total investments, at value (c)	115,495
Cash	13
Foreign currency (e)	—
Receivable for investments sold	—
Receivable for fund shares sold	771
Receivable from adviser	—
Receivable for dividends and interest	39
Receivable for variation margin on financial derivative instruments	—
Unrealized appreciation on forward foreign currency contracts	—
Unrealized appreciation on OTC swap agreements	—
OTC swap premiums paid	—
Other assets	—
Total assets	116,318
Liabilities
Payable for advisory fees	75
Payable for administrative fees	18
Payable for 12b-1 fee	7
Payable for investment securities purchased	—
Payable for fund shares redeemed	477
Payable for dividends on securities sold short	—
Payable for interest expense and brokerage charges	—
Payable for trustee fees	6
Payable for chief compliance officer fees	1
Payable for other expenses	1
Payable for variation margin on financial derivative instruments	—
Investment in securities sold short, at value (f)	—
Options written, at value (g)	—
Unrealized depreciation on forward foreign currency contracts	—
Unrealized depreciation on OTC swap agreements	—
OTC swap premiums received	—
Payable upon return of securities loaned	8,959
Total liabilities	9,544
Net assets	$106,774
Net assets consist of:
Paid-in capital	$178,414
Undistributed (excess of distributions over) net investment income (loss)	(327)
Accumulated net realized gain (loss)	(5,515)
Net unrealized appreciation (depreciation) on investments and foreign currency	(65,798)
$106,774
Shares outstanding (no par value), unlimited shares authorized	21,281
Net asset value per share	$5.02

(a)	Investments - unaffiliated, at cost	$167,902
(b)	Investments - affiliated, at cost	13,391
(c)	Total investments, at cost	$181,293
(d)	Including value of securities on loan	$9,150
(e)	Foreign currency, at cost	—
(f)	Proceeds from securities sold short	—
(g)	Premiums from options written	—

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2013

	Curian Guidance - Interest Rate Opportunities Fund (b)	Curian Guidance - Multi-Strategy Income Fund (b)	Curian Guidance - Equity Income Fund	Curian Guidance - Conservative Fund	Curian Guidance - Moderate Fund	Curian Guidance - Growth Fund (b)
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—
Dividends received from master fund	—	—	—	—	—	—
Foreign taxes withheld	—	—	—	—	—	—
Interest	—	—	—	—	—	—
Securities lending	—	—	—	—	—	—
Total investment income	—	—	—	—	—	—

Expenses
Advisory fees	1	1	27	37	77	1
Administrative fees	—	1	27	37	77	1
12b-1 fees	—	—	—	—	—	—
Legal fees	—	—	1	1	2	—
Trustee fees	—	—	1	1	2	—
Dividends on securities sold short	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—
Chief compliance officer fees	—	—	—	—	—	—
Compliance fees	—	—	—	—	—	—
Other expenses	—	—	—	1	2	—
Total expenses	1	2	56	77	160	2
Expense waived by Adviser	—	—	—	—	—	—
Net expenses	1	2	56	77	160	2
Net investment income (loss)	(1)	(2)	(56)	(77)	(160)	(2)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—
Affiliated investments	—	(4)	92	755	5,567	—
Swap agreements	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(93)	(116)	1,250	(1,661)	(3,412)	(114)
OTC swap agreements	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Net realized and unrealized gain (loss)	(93)	(120)	1,342	(906)	2,155	(114)
Net increase (decrease) in net assets from operations	$(94)	$(122)	$1,286	$(983)	$1,995	$(116)

(a) Income from affiliated investments	$—	$—	$—	$—	$—	$—

(b)  Period from April 29, 2013 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian Guidance - Moderate Growth Fund	Curian Guidance - Maximum Growth Fund	Curian Guidance - Tactical Moderate Growth Fund	Curian Guidance - Tactical Maximum Growth Fund	Curian Guidance - Institutional Alt 65 Fund	Curian Guidance - Institutional Alt 100 Conservative Fund (b)
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—
Dividends received from master fund	—	—	—	—	—	—
Foreign taxes withheld	—	—	—	—	—	—
Interest	—	—	—	—	—	—
Securities lending	—	—	—	—	—	—
Total investment income	—	—	—	—	—	—

Expenses
Advisory fees	117	33	126	33	74	1
Administrative fees	117	33	126	33	74	—
12b-1 fees	—	—	—	—	—	—
Legal fees	3	1	3	1	2	—
Trustee fees	4	1	4	1	2	—
Dividends on securities sold short	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—
Chief compliance officer fees	—	—	—	—	—	—
Compliance fees	—	—	—	—	—	—
Other expenses	3	1	2	1	2	—
Total expenses	244	69	261	69	154	1
Expense waived by Adviser	—	—	—	—	—	—
Net expenses	244	69	261	69	154	1
Net investment income (loss)	(244)	(69)	(261)	(69)	(154)	(1)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—
Affiliated investments	5,138	1,083	3,183	297	812	—
Swap agreements	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(3,981)	(386)	(600)	(383)	(480)	(39)
OTC swap agreements	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Net realized and unrealized gain (loss)	1,157	697	2,583	(86)	332	(39)
Net increase (decrease) in net assets from operations	$913	$628	$2,322	$(155)	$178	$(40)

(a) Income from affiliated investments	$—	$—	$—	$—	$—	$—
(b) Period from April 29, 2013 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian Guidance - Institutional Alt 100 Moderate Fund	Curian Guidance - Institutional Alt 100 Growth Fund (b)	Curian Guidance - International Opportunities Conservative Fund (b)	Curian Guidance - International Opportunities Moderate Fund (b)	Curian Guidance - International Opportunities Growth Fund (b)	Curian Guidance - Equity 100 Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—
Dividends received from master fund	—	—	—	—	—	—
Foreign taxes withheld	—	—	—	—	—	—
Interest	—	—	—	—	—	—
Securities lending	—	—	—	—	—	—
Total investment income	—	—	—	—	—	—

Expenses
Advisory fees	206	1	—	—	—	14
Administrative fees	206	1	—	—	—	14
12b-1 fees	—	—	—	—	—	—
Legal fees	5	—	—	—	—	—
Trustee fees	7	—	—	—	—	1
Dividends on securities sold short	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—
Chief compliance officer fees	—	—	—	—	—	—
Compliance fees	—	—	—	—	—	—
Other expenses	5	1	—	—	—	—
Total expenses	429	3	—	—	—	29
Expense waived by Adviser	—	—	—	—	—	—
Net expenses	429	3	—	—	—	29
Net investment income (loss)	(429)	(3)	—	—	—	(29)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—
Affiliated investments	3,382	(18)	(1)	—	—	344
Swap agreements	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(5,854)	(207)	(12)	(42)	(39)	321
OTC swap agreements	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Net realized and unrealized gain (loss)	(2,472)	(225)	(13)	(42)	(39)	665
Net increase (decrease) in net assets from operations	$(2,901)	$(228)	$(13)	$(42)	$(39)	$636

(a) Income from affiliated investments	$—	$—	$—	$—	$—	$—
(b) Period from April 29, 2013 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian Guidance - Fixed Income 100 Fund	Curian Guidance - Real Assets Fund (b)	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian Dynamic Risk Advantage - Diversified Fund
Investment income
Dividends (a)	$—	$—	$221	$358	$301	$282
Dividends received from master fund	—	—	—	—	—	—
Foreign taxes withheld	—	—	—	—	—	—
Interest	—	—	—	—	—	56
Securities lending	—	—	11	15	12	—
Total investment income	—	—	232	373	313	338

Expenses
Advisory fees	14	—	93	144	123	1,043
Administrative fees	14	—	24	39	32	220
12b-1 fees	—	—	31	48	41	274
Legal fees	—	—	1	1	1	6
Trustee fees	1	—	1	1	1	7
Dividends on securities sold short	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—
Chief compliance officer fees	—	—	—	—	—	—
Compliance fees	—	—	—	—	—	—
Other expenses	1	—	1	1	1	9
Total expenses	30	—	151	234	199	1,559
Expense waived by Adviser	—	—	(37)	(58)	(49)	(34)
Net expenses	30	—	114	176	150	1,525
Net investment income (loss)	(30)	—	118	197	163	(1,187)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	121	622	868	221
Affiliated investments	(160)	—	—	—	—	—
Swap agreements	—	—	—	—	—	1,497
Foreign currency related items	—	—	—	—	—	(1,191)
Futures contracts	—	—	—	—	—	1,501
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(543)	(26)	(366)	(231)	7	(40)
OTC swap agreements	—	—	—	—	—	(1,552)
Foreign currency related items	—	—	—	—	—	962
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	(594)
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Net realized and unrealized gain (loss)	(703)	(26)	(245)	391	875	804
Net increase (decrease) in net assets from operations	$(733)	$(26)	$(127)	$588	$1,038	$(383)

(a) Income from affiliated investments	$—	$—	$—	$—	$—	$2
(b) Period from April 29, 2013 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian/ Aberdeen Latin America Fund (b)	Curian/ American Funds Growth Fund (c)	Curian/ Ashmore Emerging Market Small Cap Equity Fund (b)	Curian/Baring International Fixed Income Fund (b)
Investment income
Dividends (a)	$2	$2,021	$35	$—	$56	$—
Dividends received from master fund	—	—	—	100	—	—
Foreign taxes withheld	—	—	(2)	—	(5)	(3)
Interest	18	—	—	—	—	46
Securities lending	—	50	—	—	—	—
Total investment income	20	2,071	33	100	51	43

Expenses
Advisory fees	316	532	22	69	21	15
Administrative fees	67	112	3	16	4	5
12b-1 fees	83	140	4	20	5	6
Legal fees	2	3	—	—	—	—
Trustee fees	2	4	—	1	—	—
Dividends on securities sold short	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—
Chief compliance officer fees	—	—	—	—	—	—
Compliance fees	—	—	—	—	—	1
Other expenses	2	5	2	1	1	1
Total expenses	472	796	31	107	31	28
Expense waived by Adviser	(7)	(196)	—	(41)	—	—
Net expenses	465	600	31	66	31	28
Net investment income (loss)	(445)	1,471	2	34	20	15

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(431)	(439)	—	35	(13)	(141)
Affiliated investments	—	—	—	—	—	—
Swap agreements	(517)	—	—	—	—	—
Foreign currency related items	(236)	—	13	—	(12)	(15)
Futures contracts	1,028	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	93	(3,125)	(1,755)	1,120	(1,056)	(812)
OTC swap agreements	212	—	—	—	—	—
Foreign currency related items	(151)	—	—	—	—	78
Futures contracts and centrally cleared swap agreements	(346)	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Net realized and unrealized gain (loss)	(348)	(3,564)	(1,742)	1,155	(1,081)	(890)
Net increase (decrease) in net assets from operations	$(793)	$(2,093)	$(1,740)	$1,189	$(1,061)	$(875)

(a) Income from affiliated investments	$1	$—	$—	$—	$—	$—
(b) Period from April 29, 2013 (commencement of operations).

(c)  The Master Fund for the Curian/American Funds Growth Fund is the Class 1 shares of the American Fund Insurance Series - Growth Fund.  These financial statements should be read in conjunction with the Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

	Curian/ BlackRock Global Long Short Credit Fund (b)	Curian/DFA U.S. Micro Cap Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (b)	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund
Investment income
Dividends (a)	$17	$774	$185	$938	$603	$4,889
Dividends received from master fund	—	—	—	—	—	—
Foreign taxes withheld	—	—	(45)	(53)	—	(376)
Interest	557	—	1,949	—	—	—
Securities lending	—	99	—	15	—	—
Total investment income	574	873	2,089	900	603	4,513

Expenses
Advisory fees	358	587	748	113	127	972
Administrative fees	75	147	158	32	42	139
12b-1 fees	94	183	197	40	53	174
Legal fees	1	5	3	1	1	5
Trustee fees	2	5	6	1	1	5
Dividends on securities sold short	—	—	—	—	—	—
Short holdings borrowing fees	111	—	22	—	—	—
Chief compliance officer fees	—	—	—	—	—	—
Compliance fees	—	—	—	—	—	—
Other expenses	2	5	21	1	1	6
Total expenses	643	932	1,155	188	225	1,301
Expense waived by Adviser	—	—	—	—	—	—
Net expenses	643	932	1,155	188	225	1,301
Net investment income (loss)	(69)	(59)	934	712	378	3,212

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(771)	1,883	(92)	3,011	600	1,976
Affiliated investments	—	—	—	—	—	—
Swap agreements	(110)	—	(468)	—	—	—
Foreign currency related items	(78)	—	1,825	(9)	—	(11)
Futures contracts	305	—	551	—	—	—
Written option contracts	—	—	—	—	(2,405)	—
Investment securities sold short	242	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	2	—	9
Net increase from payments by affiliates from losses on investments in violation of investment strategy	—	—	—	—	—	142
Net change in unrealized appreciation (depreciation) on:
Investments	(5,405)	21,472	(16,183)	(104)	2,624	547
OTC swap agreements	(299)	—	1,849	—	—	—
Foreign currency related items	278	—	(10,301)	(2)	—	(19)
Futures contracts and centrally cleared swap agreements	348	—	2,806	—	—	—
Written option contracts	—	—	(430)	—	271	—
Investment securities sold short	1,090	—	402	—	—	—
Net realized and unrealized gain (loss)	(4,400)	23,355	(20,041)	2,898	1,090	2,644
Net increase (decrease) in net assets from operations	$(4,469)	$23,296	$(19,107)	$3,610	$1,468	$5,856

(a) Income from affiliated investments	$1	$—	$2	$—	$—	$—
(b) Period from April 29, 2013 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian/ Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund (b)	Curian Long Short Credit Fund (b)	Curian/ Neuberger Berman Currency Fund	Curian/ Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund
Investment income
Dividends (a)	$1,267	$50	$55	$1	$158	$—
Dividends received from master fund	—	—	—	—	—	—
Foreign taxes withheld	(50)	(5)	—	—	—	(1)
Net interest (amortization)	22	—	1,072	132	(1,745)	647
Securities lending	10	—	—	3	—	—
Total investment income	1,249	45	1,127	136	(1,587)	646

Expenses
Advisory fees	649	17	324	824	927	120
Administrative fees	162	4	68	235	218	48
12b-1 fees	203	5	85	294	273	60
Legal fees	6	—	2	8	7	1
Trustee fees	7	—	2	9	9	2
Dividends on securities sold short	—	—	—	—	282	—
Short holdings borrowing fees	—	—	—	—	235	—
Chief compliance officer fees	—	—	—	—	—	—
Compliance fees	—	—	—	—	—	—
Other expenses	6	—	3	9	7	—
Total expenses	1,033	26	484	1,379	1,958	231
Expense waived by Adviser	—	—	—	—	—	—
Net expenses	1,033	26	484	1,379	1,958	231
Net investment income (loss)	216	19	643	(1,243)	(3,545)	415

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	7,521	15	21	1	22,398	69
Affiliated investments	—	—	—	—	—	—
Swap agreements	—	—	150	—	—	159
Foreign currency related items	3	(3)	—	(5,079)	—	97
Futures contracts	—	—	1,431	—	—	6
Written option contracts	—	—	—	—	—	(4)
Investment securities sold short	—	—	—	—	(11,868)	—
Brokerage commissions recaptured	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(11,372)	(746)	(12,145)	(5)	5,924	(2,444)
OTC swap agreements	—	—	(407)	—	—	(309)
Foreign currency related items	2	1	—	3,477	—	(38)
Futures contracts and centrally cleared swap agreements	—	—	1,793	—	—	(120)
Written option contracts	—	—	—	—	—	(49)
Investment securities sold short	—	—	—	—	(6,893)	—
Net realized and unrealized gain (loss)	(3,846)	(733)	(9,157)	(1,606)	9,561	(2,633)
Net increase (decrease) in net assets from operations	$(3,630)	$(714)	$(8,514)	$(2,849)	$6,016	$(2,218)

(a) Income from affiliated investments	$1	$—	$—	$1	$1	$—
(b) Period from April 29, 2013 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian/ PineBridge Merger Arbitrage Fund	Curian/ Schroder Emerging Europe Fund (b)	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi- Alpha Market Neutral Equity Fund	Curian/UBS Global Long Short Income Opportunities Fund (b)	Curian/Urdang International REIT Fund (b)
Investment income
Dividends (a)	$2,995	$273	$273	$2,439	$—	$91
Dividends received from master fund	—	—	—	—	—	—
Foreign taxes withheld	—	(44)	(1)	(88)	—	(8)
Interest	11	—	—	—	459	—
Securities lending	—	—	3	30	—	—
Total investment income	3,006	229	275	2,381	459	83

Expenses
Advisory fees	1,029	37	62	1,688	99	13
Administrative fees	242	7	21	375	20	4
12b-1 fees	303	8	28	469	26	4
Legal fees	8	—	1	15	1	—
Trustee fees	10	—	1	17	1	—
Dividends on securities sold short	195	—	—	3,402	—	—
Short holdings borrowing fees	110	—	—	1,134	8	—
Chief compliance officer fees	—	—	—	—	—	—
Compliance fees	—	—	—	—	—	—
Other expenses	8	2	1	16	1	—
Total expenses	1,905	54	114	7,116	156	21
Expense waived by Adviser	—	—	—	—	—	—
Net expenses	1,905	54	114	7,116	156	21
Net investment income (loss)	1,101	175	161	(4,735)	303	62

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	7,114	(150)	2,144	52,102	427	(44)
Affiliated investments	—	—	—	—	—	—
Swap agreements	—	—	—	—	(332)	—
Foreign currency related items	35	4	—	32	553	(8)
Futures contracts	—	—	—	—	(336)	—
Written option contracts	—	—	—	—	1	—
Investment securities sold short	(8,049)	—	—	(62,317)	—	—
Brokerage commissions recaptured	—	—	1	122	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	578	(1,506)	1,072	(8,651)	(2,714)	(1,246)
OTC swap agreements	—	—	—	—	2,764	—
Foreign currency related items	(105)	—	—	(12)	(225)	(1)
Futures contracts and centrally cleared swap agreements	—	—	—	—	(55)	—
Written option contracts	—	—	—	—	(181)	—
Investment securities sold short	(1,043)	—	—	6,435	—	—
Net realized and unrealized gain (loss)	(1,470)	(1,652)	3,217	(12,289)	(98)	(1,299)
Net increase (decrease) in net assets from operations	$(369)	$(1,477)	$3,378	$(17,024)	$205	$(1,237)

(a) Income from affiliated investments	$4	$—	$—	$3	$—	$—
(b) Period from April 29, 2013 (commencement of operations).

See accompanying Notes to Financial Statements.

Curian/Van Eck International Gold Fund
Investment income
Dividends (a)	$574
Dividends received from master fund	—
Foreign taxes withheld	(56)
Interest	—
Securities lending	6
Total investment income	524

Expenses
Advisory fees	417
Administrative fees	104
12b-1 fees	130
Legal fees	4
Trustee fees	4
Dividends on securities sold short	—
Short holdings borrowing fees	—
Chief compliance officer fees	—
Compliance fees	—
Other expenses	8
Total expenses	667
Expense waived by Adviser	—
Net expenses	667
Net investment income (loss)	(143)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(5,489)
Affiliated investments	—
Swap agreements	—
Foreign currency related items	5
Futures contracts	—
Written option contracts	—
Investment securities sold short	—
Brokerage commissions recaptured	10
Net change in unrealized appreciation (depreciation) on:
Investments	(54,262)
OTC swap agreements	—
Foreign currency related items	—
Futures contracts and centrally cleared swap agreements	—
Written option contracts	—
Investment securities sold short	—
Net realized and unrealized gain (loss)	(59,736)
Net increase (decrease) in net assets from operations	$(59,879)

(a) Income from affiliated investments	$1

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2013

	Curian Guidance - Interest Rate Opportunities Fund (a)	Curian Guidance - Multi-Strategy Income Fund (a)	Curian Guidance - Equity Income Fund	Curian Guidance - Conservative Fund	Curian Guidance - Moderate Fund	Curian Guidance - Growth Fund (a)
Operations
Net investment income (loss)	$(1)	$(2)	$(56)	$(77)	$(160)	$(2)
Net realized gain (loss)	—	(4)	92	755	5,567	—
Net change in unrealized appreciation (depreciation)	(93)	(116)	1,250	(1,661)	(3,412)	(114)
Net increase (decrease) in net assets from operations	(94)	(122)	1,286	(983)	1,995	(116)
Share transactions(1)
Proceeds from sale of shares	7,688	6,363	17,387	30,055	61,763	8,661
Cost of shares redeemed	(337)	(334)	(3,354)	(4,596)	(7,863)	(53)
Change in net assets from share transactions	7,351	6,029	14,033	25,459	53,900	8,608
Change in net assets	7,257	5,907	15,319	24,476	55,895	8,492
Net assets beginning of period	—	—	17,856	25,383	50,110	—
Net assets end of period	$7,257	$5,907	$33,175	$49,859	$106,005	$8,492
Undistributed (excess of distributions over) net investment income (loss)	$(1)	$(2)	$104	$253	$351	$(2)

(1) Share transactions
Shares sold	792	655	1,563	2,791	5,583	871
Shares redeemed	(35)	(35)	(298)	(428)	(713)	(5)
Change in shares	757	620	1,265	2,363	4,870	866
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$7,351	$6,158	$14,734	$38,818	$112,380	$8,608
Proceeds from sales of securities	—	130	752	13,428	58,619	—

(a)  Period from April 29, 2013 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian Guidance - Moderate Growth Fund	Curian Guidance - Maximum Growth Fund	Curian Guidance - Tactical Moderate Growth Fund	Curian Guidance - Tactical Maximum Growth Fund	Curian Guidance - Institutional Alt 65 Fund	Curian Guidance - Institutional Alt 100 Conservative Fund (a)
Operations
Net investment income (loss)	$(244)	$(69)	$(261)	$(69)	$(154)	$(1)
Net realized gain (loss)	5,138	1,083	3,183	297	812	—
Net change in unrealized appreciation (depreciation)	(3,981)	(386)	(600)	(383)	(480)	(39)
Net increase (decrease) in net assets from operations	913	628	2,322	(155)	178	(40)
Share transactions(1)
Proceeds from sale of shares	99,108	25,568	110,072	25,795	49,316	4,942
Cost of shares redeemed	(8,758)	(2,545)	(16,091)	(2,565)	(6,522)	(7)
Change in net assets from share transactions	90,350	23,023	93,981	23,230	42,794	4,935
Change in net assets	91,263	23,651	96,303	23,075	42,972	4,895
Net assets beginning of period	70,174	21,318	74,598	21,361	49,064	—
Net assets end of period	$161,437	$44,969	$170,901	$44,436	$92,036	$4,895
Undistributed (excess of distributions over) net investment income (loss)	$52	$4	$336	$(76)	$(31)	$(1)

(1) Share transactions
Shares sold	9,083	2,360	10,172	2,443	4,583	498
Shares redeemed	(799)	(235)	(1,492)	(243)	(604)	(1)
Change in shares	8,284	2,125	8,680	2,200	3,979	497
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$166,818	$42,821	$143,759	$38,065	$59,441	$4,935
Proceeds from sales of securities	76,680	19,858	50,002	14,895	16,786	—

(a)  Period from April 29, 2013 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian Guidance - Institutional Alt 100 Moderate Fund	Curian Guidance - Institutional Alt 100 Growth Fund (a)	Curian Guidance - International Opportunities Conservative Fund (a)	Curian Guidance - International Opportunities Moderate Fund (a)	Curian Guidance - International Opportunities Growth Fund (a)	Curian Guidance - Equity 100 Fund
Operations
Net investment income (loss)	$(429)	$(3)	$—	$—	$—	$(29)
Net realized gain (loss)	3,382	(18)	(1)	—	—	344
Net change in unrealized appreciation (depreciation)	(5,854)	(207)	(12)	(42)	(39)	321
Net increase (decrease) in net assets from operations	(2,901)	(228)	(13)	(42)	(39)	636
Share transactions(1)
Proceeds from sale of shares	130,516	10,161	541	1,132	1,577	23,587
Cost of shares redeemed	(17,142)	(1,098)	(32)	(8)	(62)	(1,773)
Change in net assets from share transactions	113,374	9,063	509	1,124	1,515	21,814
Change in net assets	110,473	8,835	496	1,082	1,476	22,450
Net assets beginning of period	142,016	—	—	—	—	3,837
Net assets end of period	$252,489	$8,835	$496	$1,082	$1,476	$26,287
Undistributed (excess of distributions over) net investment income (loss)	$(503)	$(3)	$—	$—	$—	$—

(1) Share transactions
Shares sold	12,485	1,029	56	117	164	2,120
Shares redeemed	(1,646)	(112)	(3)	(1)	(6)	(154)
Change in shares	10,839	917	53	116	158	1,966
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$181,837	$9,909	$538	$1,124	$1,543	$25,815
Proceeds from sales of securities	68,848	848	29	—	28	4,023

(a)  Period from April 29, 2013 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian Guidance - Fixed Income 100 Fund	Curian Guidance - Real Assets Fund (a)	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian Dynamic Risk Advantage - Diversified Fund
Operations
Net investment income (loss)	$(30)	$—	$118	$197	$163	$(1,187)
Net realized gain (loss)	(160)	—	121	622	868	2,028
Net change in unrealized appreciation (depreciation)	(543)	(26)	(366)	(231)	7	(1,224)
Net increase (decrease) in net assets from operations	(733)	(26)	(127)	588	1,038	(383)
Share transactions(1)
Proceeds from sale of shares	19,800	1,327	16,890	33,830	24,557	204,642
Cost of shares redeemed	(3,020)	(1)	(3,430)	(2,747)	(2,942)	(51,855)
Change in net assets from share transactions	16,780	1,326	13,460	31,083	21,615	152,787
Change in net assets	16,047	1,300	13,333	31,671	22,653	152,404
Net assets beginning of period	6,399	—	17,867	24,683	22,321	143,179
Net assets end of period	$22,446	$1,300	$31,200	$56,354	$44,974	$295,583
Undistributed (excess of distributions over) net investment income (loss)	$73	$—	$118	$197	$163	$(1,396)

(1) Share transactions
Shares sold	1,967	138	1,593	3,105	2,203	19,814
Shares redeemed	(301)	—	(325)	(251)	(266)	(4,982)
Change in shares	1,666	138	1,268	2,854	1,937	14,832
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$22,437	$1,326	$27,924	$49,009	$41,276	$98,865
Proceeds from sales of securities	5,682	—	14,520	20,123	18,784	90,584

(a)  Period from April 29, 2013 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian/ Aberdeen Latin America Fund (a)	Curian/ American Funds Growth Fund	Curian/ Ashmore Emerging Market Small Cap Equity Fund (a)	Curian/Baring International Fixed Income Fund (a)
Operations
Net investment income (loss)	$(445)	$1,471	$2	$34	$20	$15
Net realized gain (loss)	(156)	(439)	13	35	(25)	(156)
Net change in unrealized appreciation (depreciation)	(192)	(3,125)	(1,755)	1,120	(1,056)	(734)
Net increase (decrease) in net assets from operations	(793)	(2,093)	(1,740)	1,189	(1,061)	(875)
Share transactions(1)
Proceeds from sale of shares	42,568	86,205	10,804	14,943	13,131	16,337
Cost of shares redeemed	(42,416)	(10,405)	(20)	(2,338)	(136)	(516)
Change in net assets from share transactions	152	75,800	10,784	12,605	12,995	15,821
Change in net assets	(641)	73,707	9,044	13,794	11,934	14,946
Net assets beginning of period	58,110	75,053	—	10,429	—	—
Net assets end of period	$57,469	$148,760	$9,044	$24,223	$11,934	$14,946
Undistributed (excess of distributions over) net investment income (loss)	$(469)	$1,471	$2	$83	$20	$15

(1) Share transactions
Shares sold	4,479	8,217	1,084	1,288	1,314	1,637
Shares redeemed	(4,463)	(997)	(2)	(201)	(14)	(52)
Change in shares	16	7,220	1,082	1,087	1,300	1,585
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$9,928	$199,754	$10,539	$13,003	$13,888	$18,138
Proceeds from sales of securities	10,080	122,400	—	357	911	2,682

(a)  Period from April 29, 2013 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian/Black Rock Global Long Short Credit Fund (a)	Curian/DFA U.S. Micro Cap Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (a)	Curian/Epoch Global Shareholder Yield Fund	Curian/ FAMCO Flex Core Covered Call Fund	Curian/ Franklin Templeton Frontier Markets Fund
Operations
Net investment income (loss)	$(69)	$(59)	$934	$712	$378	$3,212
Net realized gain (loss)	(412)	1,883	1,816	3,004	(1,805)	2,116
Net change in unrealized appreciation (depreciation)	(3,988)	21,472	(21,857)	(106)	2,895	528
Net increase (decrease) in net assets from operations	(4,469)	23,296	(19,107)	3,610	1,468	5,856
Share transactions(1)
Proceeds from sale of shares	315,704	12,493	596,564	21,318	34,055	16,220
Cost of shares redeemed	(25,955)	(18,592)	(31,137)	(25,226)	(10,621)	(13,173)
Change in net assets from share transactions	289,749	(6,099)	565,427	(3,908)	23,434	3,047
Change in net assets	285,280	17,197	546,320	(298)	24,902	8,903
Net assets beginning of period	—	135,711	—	25,991	28,691	130,243
Net assets end of period	$285,280	$152,908	$546,320	$25,693	$53,593	$139,146
Undistributed (excess of distributions over) net investment income (loss)	$(69)	$706	$934	$711	$383	$3,212

(1) Share transactions
Shares sold	31,603		1,118	59,555	1,885	3,189	1,447
Shares redeemed	(2,607)		(1,635)	(3,124)	(2,114)	(983)	(1,175)
Change in shares	28,996		(517)	56,431	(229)	2,206	272
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$178,973	(b)	$10,046	$208,205	$21,929	$43,874	$13,275
Proceeds from sales of securities	41,576	(b)	16,285	6,515	24,844	21,642	10,055
Securities sold short covers	12,164		—	275	—	—	—
Securities sold short proceeds	58,731		—	20,100	—	—	—

(a)  Period from April 29, 2013 (commencement of operations).

(b)  Amounts include $1,340 and $1,327 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	Curian/ Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund (a)	Curian Long Short Credit Fund (a)	Curian/ Neuberger Berman Currency Fund	Curian/ Nicholas Convertible Arbitrage Fund	Curian/ PIMCO Credit Income Fund
Operations
Net investment income (loss)	$216	$19	$643	$(1,243)	$(3,545)	$415
Net realized gain (loss)	7,524	12	1,602	(5,078)	10,530	327
Net change in unrealized appreciation (depreciation)	(11,370)	(745)	(10,759)	3,472	(969)	(2,960)
Net increase (decrease) in net assets from operations	(3,630)	(714)	(8,514)	(2,849)	6,016	(2,218)
Share transactions(1)
Proceeds from sale of shares	44,622	17,604	272,574	55,067	50,932	45,903
Cost of shares redeemed	(88,093)	(342)	(17,123)	(48,693)	(51,072)	(16,074)
Change in net assets from share transactions	(43,471)	17,262	255,451	6,374	(140)	29,829
Change in net assets	(47,101)	16,548	246,937	3,525	5,876	27,611
Net assets beginning of period	166,367	—	—	225,986	204,528	33,519
Net assets end of period	$119,266	$16,548	$246,937	$229,511	$210,404	$61,130
Undistributed (excess of distributions over) net investment income (loss)	$(520)	$19	$643	$997	$(7,626)	$343

(1) Share transactions
Shares sold	5,047	1,744	27,264	5,536		4,861		4,334
Shares redeemed	(9,861)	(34)	(1,724)	(4,900)		(4,817)		(1,512)
Change in shares	(4,814)	1,710	25,540	636		44		2,822
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$35,374	$17,939	$255,723	$116,665	(b)	$160,103	(c)	$40,467
Proceeds from sales of securities	79,354	1,463	21,977	75,890	(b)	171,605	(c)	6,833
Securities sold short covers	—	—	—	—		78,418		206
Securities sold short proceeds	—	—	797	—		80,240		92

(a)  Period from April 29, 2013 (commencement of operations).

(b)  Amounts include $75,890 and $116,665 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Amounts include $17,072 and $814 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	Curian/ PineBridge Merger Arbitrage Fund	Curian/ Schroder Emerging Europe Fund (a)	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi- Alpha Market Neutral Equity Fund	Curian/UBS Global Long Short Income Opportunities Fund (a)	Curian/ Urdang International REIT Fund (a)
Operations
Net investment income (loss)	$1,101	$175	$161	$(4,735)	$303	$62
Net realized gain (loss)	(900)	(146)	2,145	(10,061)	313	(52)
Net change in unrealized appreciation (depreciation)	(570)	(1,506)	1,072	(2,228)	(411)	(1,247)
Net increase (decrease) in net assets from operations	(369)	(1,477)	3,378	(17,024)	205	(1,237)
Share transactions(1)
Proceeds from sale of shares	71,750	20,975	15,319	109,065	68,060	11,147
Cost of shares redeemed	(54,200)	(65)	(11,413)	(313,523)	(5,531)	(20)
Change in net assets from share transactions	17,550	20,910	3,906	(204,458)	62,529	11,127
Change in net assets	17,181	19,433	7,284	(221,482)	62,734	9,890
Net assets beginning of period	220,917	—	16,670	421,961	—	—
Net assets end of period	$238,098	$19,433	$23,954	$200,479	$62,734	$9,890
Undistributed (excess of distributions over) net investment income (loss)	$1,101	$175	$165	$(4,735)	$303	$62

(1) Share transactions
Shares sold	7,081	2,095	1,275	10,930	6,801		1,126
Shares redeemed	(5,348)	(7)	(916)	(32,034)	(551)		(2)
Change in shares	1,733	2,088	359	(21,104)	6,250		1,124
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$256,615	$21,711	$16,241	$250,138	$64,553	(b)	$11,500
Proceeds from sales of securities	172,986	1,291	12,226	494,971	3,437		611
Securities sold short covers	44,038	—	—	648,910	8		—
Securities sold short proceeds	46,864	—	—	386,551	1,071		—

(a)  Period from April 29, 2013 (commencement of operations).

(b)  Amount includes $7,363 of purchases of U.S. Government Securities.

See accompanying Notes to Financial Statements.

Curian/Van Eck International Gold Fund
Operations
Net investment income (loss)	$(143)
Net realized gain (loss)	(5,474)
Net change in unrealized appreciation (depreciation)	(54,262)
Net increase (decrease) in net assets from operations	(59,879)
Share transactions(1)
Proceeds from sale of shares	102,735
Cost of shares redeemed	(34,689)
Change in net assets from share transactions	68,046
Change in net assets	8,167
Net assets beginning of period	98,607
Net assets end of period	$106,774
Undistributed (excess of distributions over) net investment income (loss)	$(327)

(1) Share transactions
Shares sold	15,701
Shares redeemed	(5,351)
Change in shares	10,350
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$66,410
Proceeds from sales of securities	7,981

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended December 31, 2012

	Curian Guidance - Maximize Income Fund (a)	Curian Guidance - Balanced Income Fund (a)	Curian Guidance - Equity 100 Fund (b)	Curian Guidance - Fixed Income 100 Fund (b)	Curian Guidance - Rising Income Fund (a)	Curian Guidance - Moderate Growth Fund (a)
Operations
Net investment income (loss)	$227	$337	$29	$91	$104	$203
Net realized gain (loss)	135	184	12	17	77	348
Net change in unrealized appreciation (depreciation)	339	630	36	(101)	254	1,717
Net increase (decrease) in net assets from operations	701	1,151	77	7	435	2,268
Distributions to shareholders
From net investment income	—	—	—	—	—	—
From net realized gain	—	—	—	—	—	—
Total distributions to shareholders	—	—	—	—	—	—
Share transactions(1)
Proceeds from sale of shares	27,902	52,830	3,863	6,676	18,897	74,162
Reinvestment of distributions	—	—	—	—	—	—
Cost of shares redeemed	(3,224)	(3,875)	(103)	(284)	(1,480)	(6,260)
Change in net assets from share transactions	24,678	48,955	3,760	6,392	17,417	67,902
Change in net assets	25,379	50,106	3,837	6,399	17,852	70,170
Net assets beginning of period	4	4	—	—	4	4
Net assets end of period	$25,383	$50,110	$3,837	$6,399	$17,856	$70,174
Undistributed (excess of distributions over) net investment income (loss)	$330	$511	$29	$103	$160	$296

(1) Share transactions
Shares sold	2,697	5,135	382	663	1,846	7,277
Reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(307)	(377)	(10)	(28)	(144)	(612)
Change in shares	2,390	4,758	372	635	1,702	6,665
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$25,455	$50,672	$3,893	$6,533	$18,340	$71,592
Proceeds from sales of securities	421	1,169	91	32	748	3,208

(a)        Period from February 6, 2012 (commencement of operations).

(b)        Period from September 10, 2012 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian Guidance - Maximum Growth Fund (a)	Curian Guidance - Tactical Moderate Growth Fund (a)	Curian Guidance - Tactical Maximum Growth Fund (a)	Curian Guidance - Institutional Alt 65 Fund (a)	Curian Guidance - Institutional Alt 100 Fund (a)	Curian Tactical Advantage 35 Fund (a)
Operations
Net investment income (loss)	$55	$427	$(16)	$71	$(86)	$111
Net realized gain (loss)	87	721	10	276	649	84
Net change in unrealized appreciation (depreciation)	476	842	734	1,195	2,486	257
Net increase (decrease) in net assets from operations	618	1,990	728	1,542	3,049	452
Distributions to shareholders
From net investment income	—	—	—	—	—	(136)
From net realized gain	—	—	—	—	—	(27)
Total distributions to shareholders	—	—	—	—	—	(163)
Share transactions(1)
Proceeds from sale of shares	21,692	77,917	23,417	49,955	143,714	19,537
Reinvestment of distributions	—	—	—	—	—	163
Cost of shares redeemed	(996)	(5,313)	(2,788)	(2,437)	(4,751)	(2,126)
Change in net assets from share transactions	20,696	72,604	20,629	47,518	138,963	17,574
Change in net assets	21,314	74,594	21,357	49,060	142,012	17,863
Net assets beginning of period	4	4	4	4	4	4
Net assets end of period	$21,318	$74,598	$21,361	$49,064	$142,016	$17,867
Undistributed (excess of distributions over) net investment income (loss)	$73	$597	$(7)	$123	$(74)	$—

(1) Share transactions
Shares sold	2,153	7,741	2,360	4,938	14,351	1,920
Reinvestment of distributions	—	—	—	—	—	16
Shares redeemed	(99)	(526)	(279)	(239)	(474)	(208)
Change in shares	2,054	7,215	2,081	4,699	13,877	1,728
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$21,455	$80,869	$22,014	$50,995	$145,352	$21,363
Proceeds from sales of securities	613	7,204	1,373	3,200	6,000	3,857

(a)  Period from February 6, 2012 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian Tactical Advantage 60 Fund (a)	Curian Tactical Advantage 75 Fund (a)	Curian Dynamic Risk Advantage - Diversified Fund (a)	Curian Dynamic Risk Advantage - Aggressive Fund (a)	Curian Dynamic Risk Advantage - Income Fund (a)	Curian/American Funds Growth Fund (a)
Operations
Net investment income (loss)	$189	$187	$(520)	$(279)	$772	$49
Net realized gain (loss)	95	150	1,170	(779)	243	(6)
Net change in unrealized appreciation (depreciation)	581	579	291	(6)	715	283
Net increase (decrease) in net assets from operations	865	916	941	(1,064)	1,730	326
Distributions to shareholders
From net investment income	(209)	(194)	—	—	(781)	—
From net realized gain	(45)	(76)	(1,429)	—	(213)	—
Total distributions to shareholders	(254)	(270)	(1,429)	—	(994)	—
Share transactions(1)
Proceeds from sale of shares	26,161	25,859	163,203	63,319	80,221	10,773
Reinvestment of distributions	254	270	1,429	—	994	—
Cost of shares redeemed	(2,347)	(4,458)	(20,969)	(4,149)	(6,902)	(674)
Change in net assets from share transactions	24,068	21,671	143,663	59,170	74,313	10,099
Change in net assets	24,679	22,317	143,175	58,106	75,049	10,425
Net assets beginning of period	4	4	4	4	4	4
Net assets end of period	$24,683	$22,321	$143,179	$58,110	$75,053	$10,429
Undistributed (excess of distributions over) net investment income (loss)	$—	$—	$(209)	$(24)	$—	$49

(1) Share transactions
Shares sold	2,574	2,536	16,259	6,520	7,919	1,043
Reinvestment of distributions	25	26	142	—	97	—
Shares redeemed	(229)	(434)	(2,090)	(429)	(676)	(67)
Change in shares	2,370	2,128	14,311	6,091	7,340	976
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$28,993	$29,287	$71,224	$12,592	$110,938	$10,422
Proceeds from sales of securities	5,084	8,567	62,679	9,045	38,379	265

(a)  Period from February 6, 2012 (commencement of operations).

See accompanying Notes to Financial Statements.

	Curian/DFA U.S. Micro Cap Fund (b)	Curian/Epoch Global Shareholder Yield Fund (a)	Curian/FAMCO Flex Core Covered Call Fund (a)	Curian/Franklin Templeton Frontier Markets Fund (b)	Curian/Franklin Templeton Natural Resources Fund (a)	Curian/Neuberger Berman Currency Fund (b)
Operations
Net investment income (loss)	$765	$312	$237	$(200)	$2	$(665)
Net realized gain (loss)	747	11	(53)	(83)	(618)	2,905
Net change in unrealized appreciation (depreciation)	215	611	62	6,111	12,050	(467)
Net increase (decrease) in net assets from operations	1,727	934	246	5,828	11,434	1,773
Distributions to shareholders
From net investment income	—	(313)	(227)	—	(795)	—
From net realized gain	—	—	—	—	(313)	—
Total distributions to shareholders	—	(313)	(227)	—	(1,108)	—
Share transactions(1)
Proceeds from sale of shares	146,658	26,726	29,922	139,537	228,568	249,481
Reinvestment of distributions	—	313	227	—	1,108	—
Cost of shares redeemed	(12,674)	(1,673)	(1,481)	(15,122)	(73,639)	(25,268)
Change in net assets from share transactions	133,984	25,366	28,668	124,415	156,037	224,213
Change in net assets	135,711	25,987	28,687	130,243	166,363	225,986
Net assets beginning of period	—	4	4	—	4	—
Net assets end of period	$135,711	$25,991	$28,691	$130,243	$166,367	$225,986
Undistributed (excess of distributions over) net investment income (loss)	$765	$(1)	$5	$—	$(736)	$2,240

(1) Share transactions
Shares sold	14,700	2,588	2,934	13,993	27,170	24,876
Reinvestment of distributions	—	29	22	—	125	—
Shares redeemed	(1,275)	(160)	(144)	(1,512)	(8,381)	(2,509)
Change in shares	13,425	2,457	2,812	12,481	18,914	22,367
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$138,367	$26,108	$44,632	$121,235	$198,075	$61,934	(c)
Proceeds from sales of securities	3,289	1,690	16,462	—	50,359	8,250	(c)

(a)  Period from February 6, 2012 (commencement of operations).

(b)  Period from September 10, 2012 (commencement of operations).

(c)  Amounts include $61,934 and $8,250 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	Curian/Nicholas Convertible Arbitrage Fund (a)	Curian/PIMCO Credit Income Fund (a)	Curian/PineBridge Merger Arbitrage Fund (a)	Curian/The Boston Company Equity Income Fund (a)	Curian/The Boston Company Multi- Alpha Market Neutral Equity Fund (a)	Curian/Van Eck International Gold Fund (b)
Operations
Net investment income (loss)	$(4,164)	$213	$(1,115)	$180	$(4,929)	$(186)
Net realized gain (loss)	3,798	156	1,784	141	(10,732)	(39)
Net change in unrealized appreciation (depreciation)	6,029	529	477	721	12,816	(11,536)
Net increase (decrease) in net assets from operations	5,663	898	1,146	1,042	(2,845)	(11,761)
Distributions to shareholders
From net investment income	—	(323)	—	(172)	—	—
From net realized gain	—	(58)	—	(50)	—	—
Total distributions to shareholders	—	(381)	—	(222)	—	—
Share transactions(1)
Proceeds from sale of shares	231,741	38,935	270,823	16,417	489,662	123,037
Reinvestment of distributions	—	381	—	222	—	—
Cost of shares redeemed	(32,880)	(6,318)	(51,056)	(793)	(64,860)	(12,669)
Change in net assets from share transactions	198,861	32,998	219,767	15,846	424,802	110,368
Change in net assets	204,524	33,515	220,913	16,666	421,957	98,607
Net assets beginning of period	4	4	4	4	4	—
Net assets end of period	$204,528	$33,519	$220,917	$16,670	$421,961	$98,607
Undistributed (excess of distributions over) net investment income (loss)	$(4,081)	$(72)	$—	$4	$—	$(184)

(1) Share transactions
Shares sold	23,221	3,745		27,010	1,614	47,822	12,231
Reinvestment of distributions	—	36		—	21	—	—
Shares redeemed	(3,279)	(601)		(5,096)	(77)	(6,337)	(1,300)
Change in shares	19,942	3,180		21,914	1,558	41,485	10,931
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$293,505	$34,359	(c)	$338,275	$19,154	$575,666	$106,486
Proceeds from sales of securities	100,942	8,039	(c)	217,618	3,775	235,670	443
Securities sold short covers	39,535	—		18,396	—	410,883	—
Securities sold short proceeds	116,410	—		35,965	—	758,908	—

(a)  Period from February 6, 2012 (commencement of operations).

(b)  Period from September 10, 2012 (commencement of operations).

(c)  Amounts include $15,931 and $5,708 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from			Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
Curian Guidance - Interest Rate Opportunities Fund(e)
06/30/2013‡	$10.00	$(0.01)	$(0.40)	$(0.41)	$—	$—	$9.59	(4.10)%	$7,257	0%	0.41%	0.41%	(0.41)%
Curian Guidance - Multi-Strategy Income Fund(e)
06/30/2013‡	10.00	(0.01)	(0.47)	(0.48)	—	—	9.52	(4.80)	5,907	6	0.41	0.41	(0.41)
Curian Guidance - Equity Income Fund(e)
06/30/2013	10.49	(0.02)	0.71	0.69	—	—	11.18	6.58	33,175	3	0.42	0.42	(0.42)
12/31/2012*	10.00	0.16	0.33	0.49	—	—	10.49	4.90	17,856	11	0.46	0.46	1.75
Curian Guidance - Conservative Fund(e)
06/30/2013	10.62	(0.02)	(0.11)	(0.13)	—	—	10.49	(1.22)	49,859	36	0.42	0.42	(0.42)
12/31/2012*	10.00	0.26	0.36	0.62	—	—	10.62	6.20	25,383	5	0.46	0.46	2.75
Curian Guidance - Moderate Fund(e)
06/30/2013	10.53	(0.02)	0.50	0.48	—	—	11.01	4.56	106,005	76	0.42	0.42	(0.42)
12/31/2012*	10.00	0.22	0.31	0.53	—	—	10.53	5.30	50,110	7	0.46	0.46	2.40
Curian Guidance - Growth Fund(e)
06/30/2013‡	10.00	(0.01)	(0.19)	(0.20)	—	—	9.80	(2.00)	8,492	0	0.41	0.41	(0.41)
Curian Guidance - Moderate Growth Fund(e)
06/30/2013	10.53	(0.02)	0.29	0.27	—	—	10.80	2.56	161,437	65	0.42	0.42	(0.42)
12/31/2012*	10.00	0.09	0.44	0.53	—	—	10.53	5.30	70,174	14	0.46	0.46	1.03
Curian Guidance - Maximum Growth Fund(e)
06/30/2013	10.38	(0.02)	0.40	0.38	—	—	10.76	3.66	44,969	60	0.42	0.42	(0.42)
12/31/2012*	10.00	0.09	0.29	0.38	—	—	10.38	3.80	21,318	9	0.46	0.46	0.94
Curian Guidance - Tactical Moderate Growth Fund(e)
06/30/2013	10.34	(0.02)	0.43	0.41	—	—	10.75	3.97	170,901	40	0.42	0.42	(0.42)
12/31/2012*	10.00	0.18	0.16	0.34	—	—	10.34	3.40	74,598	30	0.46	0.46	2.02
Curian Guidance - Tactical Maximum Growth Fund(e)
06/30/2013	10.26	(0.02)	0.14	0.12	—	—	10.38	1.17	44,436	45	0.42	0.42	(0.42)
12/31/2012*	10.00	(0.02)	0.28	0.26	—	—	10.26	2.60	21,361	17	0.46	0.46	(0.22)
Curian Guidance - Institutional Alt 65 Fund(e)
06/30/2013	10.44	(0.02)	0.19	0.17	—	—	10.61	1.63	92,036	23	0.42	0.42	(0.42)
12/31/2012*	10.00	0.04	0.40	0.44	—	—	10.44	4.40	49,064	19	0.46	0.46	0.47
Curian Guidance - Institutional Alt 100 Conservative Fund(e)
06/30/2013‡	10.00	(0.01)	(0.15)	(0.16)	—	—	9.84	(1.60)	4,895	0	0.41	0.41	(0.41)
Curian Guidance - Institutional Alt 100 Moderate Fund(e)
06/30/2013	10.23	(0.02)	0.01	(0.01)	—	—	10.22	(0.10)	252,489	33	0.42	0.42	(0.42)
12/31/2012*	10.00	(0.02)	0.25	0.23	—	—	10.23	2.30	142,016	14	0.46	0.46	(0.23)
Curian Guidance - Institutional Alt 100 Growth Fund(e)
06/30/2013‡	10.00	(0.01)	(0.36)	(0.37)	—	—	9.63	(3.70)	8,835	25	0.41	0.41	(0.41)
Curian Guidance - International Opportunities Conservative Fund(e)
06/30/2013‡	$10.00	(0.01)	(0.60)	(0.61)	—	—	9.39	(6.10)	496	13	0.48	0.48	(0.48)
Curian Guidance - International Opportunities Moderate Fund(e)
06/30/2013‡	10.00	(0.01)	(0.65)	(0.66)	—	—	9.34	(6.60)	1,082	0	0.44	0.44	(0.44)
Curian Guidance - International Opportunities Growth Fund(e)
06/30/2013‡	10.00	(0.01)	(0.66)	(0.67)	—	—	9.33	(6.70)	1,476	5	0.43	0.43	(0.44)
Curian Guidance - Equity 100 Fund(e)
06/30/2013	10.32	(0.02)	0.94	0.92	—	—	11.24	8.91	26,287	28	0.41	0.41	(0.41)
12/31/2012†	10.00	0.25	0.07	0.32	—	—	10.32	3.20	3,837	6	0.48	0.48	8.23
Curian Guidance - Fixed Income 100 Fund(e)
06/30/2013	10.08	(0.02)	(0.30)	(0.32)	—	—	9.76	(3.17)	22,446	39	0.41	0.41	(0.41)
12/31/2012†	10.00	0.38	(0.30)	0.08	—	—	10.08	0.80	6,399	1	0.44	0.44	12.40
Curian Guidance - Real Assets Fund(e)
06/30/2013‡	10.00	(0.01)	(0.57)	(0.58)	—	—	9.42	(5.80)	1,300	0	0.44	0.44	(0.44)
Curian Tactical Advantage 35 Fund(e)
06/30/2013	10.34	0.05	0.02	0.07	—	—	10.41	0.68	31,200	59	0.92	1.22	0.96
12/31/2012*	10.00	0.17	0.27	0.44	(0.08)	(0.02)	10.34	4.40	17,867	59	0.96	1.26	1.87
Curian Tactical Advantage 60 Fund(e)
06/30/2013	10.42	0.06	0.31	0.37	—	—	10.79	3.55	56,354	52	0.92	1.22	1.02
12/31/2012*	10.00	0.20	0.33	0.53	(0.09)	(0.02)	10.42	5.32	24,683	54	0.96	1.26	2.22

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from			Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
Curian Tactical Advantage 75 Fund(e)
06/30/2013	$10.49	$0.06	$0.51	$0.57	$—	$—	$11.06	5.43%	$44,974	57%	0.92%		1.22%		1.00%
12/31/2012*	10.00	0.22	0.41	0.63	(0.10)	(0.04)	10.49	6.28	22,321	99	0.96		1.26		2.39
Curian Dynamic Risk Advantage - Diversified Fund(e)
06/30/2013	10.00	(0.06)	0.20	0.14	—	—	10.14	1.40	295,583	712	1.39		1.42		(1.08)
12/31/2012*	10.00	(0.09)	0.19	0.10	—	(0.10)	10.00	1.02	143,179	1,487	1.46		1.46		(1.00)
Curian Dynamic Risk Advantage - Growth Fund(e)
06/30/2013	9.54	(0.06)	(0.07)	(0.13)	—	—	9.41	(1.36)	57,469	440	1.40		1.42		(1.34)
12/31/2012*	10.00	(0.12)	(0.34)	(0.46)	—	—	9.54	(4.60)	58,110	1,005	1.46		1.46		(1.33)
Curian Dynamic Risk Advantage - Income Fund(e)
06/30/2013	10.23	0.14	(0.15)	(0.01)	—	—	10.22	(0.10)	148,760	111	1.07		1.42		2.63
12/31/2012*	10.00	0.30	0.07	0.37	(0.11)	(0.03)	10.23	3.70	75,053	153	1.11		1.46		3.32
Curian/Aberdeen Latin America Fund
06/30/2013‡	10.00	0.00	(1.64)	(1.64)	—	—	8.36	(16.40)	9,044	0	1.86		1.86		0.09
Curian/American Funds Growth Fund(e)
06/30/2013	10.68	0.02	1.04	1.06	—	—	11.74	9.93	24,223	2	0.82		1.32		0.41
12/31/2012*	10.00	0.20	0.48	0.68	—	—	10.68	6.80	10,429	10	0.85		1.35		2.14
Curian/Ashmore Emerging Market Small Cap Equity Fund
06/30/2013‡	10.00	0.02	(0.84)	(0.82)	—	—	9.18	(8.20)	11,934	9	1.57		1.57		1.04
Curian/Baring International Fixed Income Fund
06/30/2013‡	10.00	0.01	(0.58)	(0.57)	—	—	9.43	(5.70)	14,946	17	1.10		1.10		0.56
Curian/BlackRock Global Long Short Credit Fund
06/30/2013‡	10.00	(0.00)	(0.16)	(0.16)	—	—	9.84	(1.60)	285,280	72	1.70	(f)	1.70	(f)	(0.18)
Curian/DFA U.S. Micro Cap Fund
06/30/2013	10.11	(0.00)	1.74	1.74	—	—	11.85	17.21	152,908	7	1.27		1.27		(0.08)
12/31/2012†	10.00	0.06	0.05	0.11	—	—	10.11	1.10	135,711	3	1.31		1.31		2.12
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
06/30/2013‡	10.00	0.02	(0.34)	(0.32)	—	—	9.68	(3.20)	546,320	13	1.45	(f)	1.45	(f)	1.18
Curian/Epoch Global Shareholder Yield Fund
06/30/2013	10.58	0.25	0.70	0.95	—	—	11.53	8.98	25,693	72	1.17		1.17		4.42
12/31/2012*	10.00	0.27	0.45	0.72	(0.14)	—	10.58	7.15	25,991	15	1.21		1.21		2.90
Curian/FAMCO Flex Core Covered Call Fund
06/30/2013	10.20	0.09	0.39	0.48	—	—	10.68	4.71	53,593	64	1.07		1.07		1.79
12/31/2012*	10.00	0.20	0.08	0.28	(0.08)	—	10.20	2.84	28,691	162	1.11		1.11		2.13
Curian/Franklin Templeton Frontier Markets Fund
06/30/2013	10.44	0.26	0.21	0.47	—	—	10.91	4.50 (g)	139,146	7	1.87		1.87		4.63
12/31/2012†	10.00	(0.02)	0.46	0.44	—	—	10.44	4.40	130,243	0	1.91		1.91		(0.57)
Curian/Franklin Templeton Natural Resources Fund
06/30/2013	8.80	0.01	(0.35)	(0.34)	—	—	8.46	(3.86)	119,266	24	1.27		1.27		0.27
12/31/2012*	10.00	0.00	(1.14)	(1.14)	(0.04)	(0.02)	8.80	(11.41)	166,367	52	1.31		1.31		0.00
Curian/Lazard International Strategic Equity Fund
06/30/2013‡	10.00	0.02	(0.34)	(0.32)	—	—	9.68	(3.20)	16,548	15	1.26		1.26		0.91
Curian Long Short Credit Fund
06/30/2013‡	10.00	0.03	(0.36)	(0.33)	—	—	9.67	(3.30)	246,937	13	1.41		1.41		1.87
Curian/Neuberger Berman Currency Fund
06/30/2013	10.10	(0.05)	(0.07)	(0.12)	—	—	9.98	(1.19)	229,511	0	1.17		1.17		(1.06)
12/31/2012†	10.00	(0.03)	0.13	0.10	—	—	10.10	1.00	225,986	25	1.21		1.21		(1.09)
Curian/Nicholas Convertible Arbitrage Fund
06/30/2013	10.26	(0.17)	0.44	0.27	—	—	10.53	2.63	210,404	74	1.80	(f)	1.80	(f)	(3.25)
12/31/2012*	10.00	(0.36)	0.62	0.26	—	—	10.26	2.60	204,528	139	2.50	(f)	2.50	(f)	(3.99)
Curian/PIMCO Credit Income Fund
06/30/2013	10.54	0.09	(0.44)	(0.35)	—	—	10.19	(3.32)	61,130	18	0.97		0.97		1.73
12/31/2012*	10.00	0.16	0.51	0.67	(0.11)	(0.02)	10.54	6.68	33,519	79	1.01		1.01		1.71
Curian/PineBridge Merger Arbitrage Fund
06/30/2013	10.08	0.05	(0.06)	(0.01)	—	—	10.07	(0.10)	238,098	118	1.57	%(f)	1.57	%(f)	0.91
12/31/2012*	10.00	(0.10)	0.18	0.08	—	—	10.08	0.80	220,917	341	1.51	(f)	1.51	(f)	(1.12)

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from			Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
Curian/Schroder Emerging Europe Fund
06/30/2013‡	$10.00	$0.09	$(0.78)	$(0.69)	$—	$—	$9.31	(6.90)%	$19,433	7%	1.58%		1.58%		5.12%
Curian/The Boston Company Equity Income Fund
06/30/2013	10.70	0.09	1.71	1.80	—	—	12.50	16.82	23,954	57	1.02		1.02		1.44
12/31/2012*	10.00	0.21	0.64	0.85	(0.12)	(0.03)	10.70	8.49	16,670	45	1.06		1.06		2.28
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
06/30/2013	10.17	(0.12)	(0.21)	(0.33)	—	—	9.84	(3.24)	200,479	142	3.79	(f)	3.79	(f)	(2.52)
12/31/2012*	10.00	(0.23)	0.40	0.17	—	—	10.17	1.70	421,961	261	4.19	(f)	4.19	(f)	(2.52)
Curian/UBS Global Long Short Income Opportunities Fund
06/30/2013‡	10.00	0.05	(0.01)	0.04	—	—	10.04	0.40	62,734	3	1.48		1.48		2.87
Curian/Urdang International REIT Fund
06/30/2013‡	10.00	0.06	(1.26)	(1.20)	—	—	8.80	(12.00)	9,890	6	1.25		1.25		3.72
Curian/Van Eck International Gold Fund
06/30/2013	9.02	(0.01)	(3.99)	(4.00)	—	—	5.02	(44.35)	106,774	8	1.28		1.28		(0.27)
12/31/2012†	10.00	(0.02)	(0.96)	(0.98)	—	—	9.02	(9.80)	98,607	1	1.31		1.31		(0.72)

*  Commenced operations on February 6, 2012.

†  Commenced operations on September 10, 2012.

‡  Commenced operations on April 29, 2013.

(a)  Annualized for periods less than one year.

(b)  Per share data calculated using average shares method.

(c)  Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)  Portfolio turnover is not annualized for periods of less than one year.  For the Feeder Fund and fund of funds, portfolio turnover rate is based on the Feeder Fund’s or fund of funds’ purchases or sales of the Master Fund or underlying funds, respectively.

(e)  Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s or underlying funds’ expenses.

(f)  The ratio of net expenses and total expenses to average net assets without dividend and interest on securities sold short and short holdings borrowing fees was as follows:

	For the Period Ended
	June 30, 2013	December 31, 2012
Curian/BlackRock Global Long Short Credit Fund	1.40%	N/A	%
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	1.42	N/A
Curian/Nicholas Convertible Arbitrage Fund	1.32	1.36
Curian/PineBridge Merger Arbitrage Fund	1.32	1.36
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	1.38	1.42

(g)  Total return for the Curian/Franklin Templeton Frontier Markets Fund includes a reimbursement from the sub-adviser due to certain investment losses. The return without the reimbursement was 4.41%.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

NOTE 1.  ORGANIZATION

The Curian Variable Series Trust (the “Trust”) is an open-end investment management company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated September 7, 2011.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”).  The Trust operates as a series company, and at June 30, 2013 consisted of 50 separate funds.  The information presented in these financial statements pertains to the 49 separate funds (each a “Fund,” and collectively, “Funds”) listed below.  One of the separate funds, Curian/AQR Risk Parity Fund, is not yet operational and is not included in this report.  Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Curian Capital, LLC (“Curian,” the “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  The Funds and each Fund’s Adviser/Sub-Adviser are:

Fund:	Adviser:	Sub-Adviser:

Curian Guidance - Interest Rate Opportunities Fund

Curian Guidance - Multi-Strategy Income Fund

Curian Guidance - Equity Income Fund

Curian Guidance - Conservative Fund

Curian Guidance - Moderate Fund

Curian Guidance - Growth Fund

Curian Guidance - Moderate Growth Fund

Curian Guidance - Maximum Growth Fund

Curian Guidance - Tactical Moderate Growth Fund

Curian Guidance - Tactical Maximum Growth Fund

Curian Guidance - International Opportunities Conservative Fund

Curian Guidance - International Opportunities Moderate Fund

Curian Guidance - International Opportunities Growth Fund

Curian Guidance - Equity 100 Fund

Curian Guidance - Fixed Income 100 Fund

Curian Guidance - Real Assets Fund

The funds are collectively known as “Curian Guidance Funds.”  Each utilizes a fund of funds structure which invests in other affiliated underlying funds.

	Curian Capital, LLC	N/A

Curian Guidance - Institutional Alt 65 Fund

Curian Guidance - Institutional Alt 100 Conservative Fund

Curian Guidance - Institutional Alt 100 Moderate Fund

Curian Guidance - Institutional Alt 100 Growth Fund

The funds are collectively known as “Curian Guidance — Institutional Alt Funds.”  Each utilizes a fund of funds structure which invests in other affiliated underlying funds.

	Curian Capital, LLC	N/A
Curian Tactical Advantage 35 Fund Curian Tactical Advantage 60 Fund Curian Tactical Advantage 75 Fund The funds are collectively known as “Curian Tactical Advantage Funds.”	Curian Capital, LLC	Mellon Capital Management Corporation

Curian Dynamic Risk Advantage - Diversified Fund

Curian Dynamic Risk Advantage - Growth Fund

Curian Dynamic Risk Advantage - Income Fund

The funds are collectively known as “Curian Dynamic Risk Advantage Funds.”

	Curian Capital, LLC	Mellon Capital Management Corporation
Curian/Aberdeen Latin America Fund	Curian Capital, LLC	Aberdeen Asset Managers Limited
Curian/American Funds Growth Fund Utilizes a Master Feeder structure.	Curian Capital, LLC	Capital Research and Management Company (investment adviser to Master Fund)
Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian Capital, LLC	Ashmore EMM, L.L.C
Curian/Baring International Fixed Income Fund	Curian Capital, LLC	Baring International Investment Limited
Curian/BlackRock Global Long Short Credit Fund	Curian Capital, LLC	BlackRock Financial Management, Inc. BlackRock International Limited
Curian/DFA U.S. Micro Cap Fund	Curian Capital, LLC	Dimensional Fund Advisors LP
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	Curian Capital, LLC	Eaton Vance Management

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Fund:	Adviser:	Sub-Adviser:
Curian/Epoch Global Shareholder Yield Fund	Curian Capital, LLC	Epoch Investment Partners, Inc.
Curian/FAMCO Flex Core Covered Call Fund	Curian Capital, LLC	Fiduciary Asset Management LLC
Curian/Franklin Templeton Frontier Markets Fund	Curian Capital, LLC	Templeton Asset Management Ltd.
Curian/Franklin Templeton Natural Resources Fund	Curian Capital, LLC	Franklin Advisers, Inc.
Curian/Lazard International Strategic Equity Fund	Curian Capital, LLC	Lazard Asset Management LLC
Curian Long Short Credit Fund	Curian Capital, LLC	PPM America, Inc.
Curian/Neuberger Berman Currency Fund	Curian Capital, LLC	Neuberger Berman Fixed Income LLC
Curian/Nicholas Convertible Arbitrage Fund	Curian Capital, LLC	Nicholas Investment Partners, L.P.
Curian/PIMCO Credit Income Fund	Curian Capital, LLC	Pacific Investment Management Company LLC
Curian/PineBridge Merger Arbitrage Fund	Curian Capital, LLC	PineBridge Investments LLC
Curian/Schroder Emerging Europe Fund	Curian Capital, LLC	Schroder Investment Management North America Inc. Schroder Investment Management North America Limited (Sub-Sub-Adviser)
Curian/The Boston Company Equity Income Fund Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Curian Capital, LLC	The Boston Company Asset Management LLC
Curian/UBS Global Long Short Income Opportunities Fund	Curian Capital, LLC	UBS Global Asset Management (Americas) Inc.
Curian/Urdang International REIT Fund	Curian Capital, LLC	Urdang Securities Management, Inc.
Curian/Van Eck International Gold Fund	Curian Capital, LLC	Van Eck Associates Corporation

Curian Guidance - Interest Rate Opportunities Fund, Curian Guidance - Multi-Strategy Income Fund, Curian Guidance - Growth Fund, Curian Guidance - Institutional Alt 100 Conservative Fund, Curian Guidance - Institutional Alt 100 Growth Fund, Curian Guidance - International Opportunities Conservative Fund, Curian Guidance - International Opportunities Moderate Fund, Curian Guidance - International Opportunities Growth Fund, Curian Guidance - Real Assets Fund, Curian/Aberdeen Latin America Fund, Curian/Ashmore Emerging Market Small Cap Equity Fund, Curian/Baring International Fixed Income Fund, Curian/BlackRock Global Long Short Credit Fund, Curian/Eaton Vance Global Macro Absolute Return Advantage Fund, Curian/Lazard International Strategic Equity Fund, Curian Long Short Credit Fund, Curian/Schroder Emerging Europe Fund, Curian/UBS Global Long Short Income Opportunities Fund and Curian/Urdang International REIT Fund commenced operations on April 29, 2013.  The Funds offer only one class of shares.  Shares of each Fund are sold to life insurance company separate accounts and other affiliated registered investment companies to fund the benefits of variable annuity contracts.  Shares may also be sold directly to qualified and non-qualified retirement plans.

The Trust consists of all diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds:  Curian Guidance Funds, Curian Guidance - Institutional Alt Funds, Curian Tactical Advantage Funds, Curian Dynamic Risk Advantage - Income Fund, Curian/Aberdeen Latin America Fund, Curian/Baring International Fixed Income Fund, Curian/Eaton Vance Global Macro Absolute Return Advantage Fund, Curian/Franklin Templeton Frontier Markets Fund, Curian/Neuberger Berman Currency Fund, Curian/PineBridge Merger Arbitrage Fund and Curian/Van Eck International Gold Fund.

The Curian/American Funds Growth Fund operates as a “Feeder Fund” and seeks to achieve its investment objective by investing primarily all its investable assets in a separate mutual fund (“Master Fund”).  The Curian/American Funds Growth Fund’s Master Fund is a series of the American Funds Insurance Series, a registered open-end management investment company, that has the same investment objective as the Feeder Fund.  The Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities.  As of June 30, 2013, the Curian/American Funds Growth Fund owned 0.11% of the Master Fund.  The Master Fund’s Schedule of Investments, Financial Statements and accounting policies are outlined in the Master Fund’s shareholder report, which accompanies this report.  This report should be read in conjunction with the Master Fund’s shareholder report, which accompanies this report.

Effective April 29, 2013, the following Fund names were changed:  Curian Guidance — Rising Income Fund changed to Curian Guidance — Equity Income Fund; Curian Guidance — Maximize Income Fund changed to Curian Guidance — Conservative Fund; Curian Guidance — Balanced Income Fund changed to Curian Guidance — Moderate Fund; Curian Guidance — Institutional Alt 100 Fund changed to Curian Guidance — Institutional Alt 100 Moderate Fund; and Curian Dynamic Risk Advantage — Aggressive Fund changed to Curian Dynamic Risk Advantage — Growth Fund.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”):

Security Valuation - Curian has entered into a sub-administration and fund accounting services agreement on behalf of the Funds with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  JNAM is a subsidiary of Jackson and an affiliate of Curian.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

subject to review, at the latest, by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Feeder Fund’s investment in its corresponding Master Fund is valued at the NAV per share of the Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in the Master Fund’s shareholder report, which accompanies this report.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with external third party prices for centrally cleared credit default swaps and underlying rates including overnight index swap rates and forward interest rates for centrally cleared interest rate swaps.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Sub-Administrator may rely on pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Sub-Administrator has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in the Master Fund and Funds that Invest in other Funds - Because the Feeder Fund invests substantially all of its assets in the Master Fund, the Feeder Fund shareholders bear the fees and expenses of the Master Fund in which the Feeder Fund invests.  Such expenses are not included

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

in the Statement of Operations, but are incurred indirectly because they are considered in the calculation of the net asset value of the Master Fund.  As a result, the Feeder Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities.  A similar situation exists for funds that invest in other funds or ETFs as it relates to the expenses associated with the investments in underlying funds or ETFs.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, certain of the Trust’s contracts with service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Organization and Offering Costs - Expenses incurred in connection with organizing and offering of the Funds were paid by Curian.  The Funds do not have an obligation to reimburse Curian or its affiliates for organizational and offering expenses paid on its behalf.

NOTE 3.  FINANCIAL ACCOUNTING STANDARDS BOARD (“FASB”) ACCOUNTING STANDARDS CODIFICATION (“ASC”) TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

To assess the continuing appropriateness of security valuation, the Sub-Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Sub-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2013 by valuation level.  Curian Guidance Funds, Curian Guidance - Institutional Alt Funds and Curian/American Funds Growth Fund are not included in the tables below because all investments in these Funds are Level 1 valuations.  The Level 1 valuation assets for these Funds can be referenced in the Schedules of Investments.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian Tactical Advantage 35 Fund
Investment Companies	$30,974	$—	$—	$30,974
Short Term Investments	3,229	6,155	—	9,384
Fund Total	$34,203	$6,155	$—	$40,358
Curian Tactical Advantage 60 Fund
Investment Companies	$53,838	$—	$—	$53,838
Short Term Investments	5,630	10,387	—	16,017
Fund Total	$59,468	$10,387	$—	$69,855
Curian Tactical Advantage 75 Fund
Investment Companies	$44,806	$—	$—	$44,806
Short Term Investments	5,344	8,076	—	13,420
Fund Total	$50,150	$8,076	$—	$58,226
Curian Dynamic Risk Advantage - Diversified Fund
Investment Companies	$17,070	$—	$—	$17,070
Short Term Investments	30,696	256,131	—	286,827
Fund Total	$47,766	$256,131	$—	$303,897
Curian Dynamic Risk Advantage - Growth Fund
Investment Companies	$104	$—	$—	$104
Senior Debt Notes	1,251	—	—	1,251
Short Term Investments	6,451	50,362	—	56,813
Fund Total	$7,806	$50,362	$—	$58,168
Curian Dynamic Risk Advantage - Income Fund
Investment Companies	$147,308	$—	$—	$147,308
Short Term Investments	21,115	7,090	—	28,205
Fund Total	$168,423	$7,090	$—	$175,513
Curian/Aberdeen Latin America Fund
Common Stocks	$8,477	$—	$—	$8,477
Preferred Stocks	307	—	—	307
Short Term Investments	264	—	—	264
Fund Total	$9,048	$—	$—	$9,048
Curian/Ashmore Emerging Market Small Cap Equity Fund
Common Stocks	$2,847	$7,409	$—	$10,256
Participatory Notes	—	1,181	—	1,181
Preferred Stocks	472	—	—	472
Short Term Investments	148	—	—	148
Fund Total	$3,467	$8,590	$—	$12,057
Curian/Baring International Fixed Income Fund
Corporate Bonds and Notes	$—	$1,097	$—	$1,097
Government and Agency Obligations	—	13,377	—	13,377
Short Term Investments	247	—	—	247
Fund Total	$247	$14,474	$—	$14,721
Curian/BlackRock Global Long Short Credit Fund
Common Stocks	$232	$—	$—	$232
Non-U.S. Government Agency ABS	—	17,285	3,588	20,873
Corporate Bonds and Notes	—	90,954	—	90,954
Government and Agency Obligations	—	13,502	—	13,502
Investment Companies	4,084	—	—	4,084
Preferred Stocks	1,202	—	—	1,202
Purchased Options	72	—	—	72
Short Term Investments	150,009	49,882	—	199,891
Fund Total	$155,599	$171,623	$3,588	$330,810

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/DFA U.S. Micro Cap Fund
Common Stocks	$152,687	$—	$—	$152,687
Rights	5	—	—	5
Short Term Investments	10,481	17,176	—	27,657
Fund Total	$163,173	$17,176	$—	$180,349
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Common Stocks	$—	$9,087	$—	$9,087
Government and Agency Obligations	—	168,109	—	168,109
Purchased Options	—	1,635	—	1,635
Short Term Investments	190,079	211,659	—	401,738
Fund Total	$190,079	$390,490	$—	$580,569
Curian/Epoch Global Shareholder Yield Fund
Common Stocks	$14,651	$10,330	$—	$24,981
Preferred Stocks	52	—	—	52
Short Term Investments	746	664	—	1,410
Fund Total	$15,449	$10,994	$—	$26,443
Curian/FAMCO Flex Core Covered Call Fund
Common Stocks	$52,018	$—	$—	$52,018
Investment Companies	1,600	—	—	1,600
Short Term Investments	3,646	—	—	3,646
Fund Total	$57,264	$—	$—	$57,264
Curian/Franklin Templeton Frontier Markets Fund
Common Stocks	$81,385	$43,703	$—	$125,088
Participatory Notes	—	8,171	—	8,171
Short Term Investments	4,824	2,307	—	7,131
Fund Total	$86,209	$54,181	$—	$140,390
Curian/Franklin Templeton Natural Resources Fund
Common Stocks	$104,094	$5,266	$—	$109,360
Preferred Stocks	—	1,728	—	1,728
Corporate Bonds and Notes	—	445	—	445
Short Term Investments	9,741	9,388	—	19,129
Fund Total	$113,835	$16,827	$—	$130,662
Curian/Lazard International Strategic Equity Fund
Common Stocks	$1,091	$14,654	$—	$15,745
Short Term Investments	1,005	—	—	1,005
Fund Total	$2,096	$14,654	$—	$16,750
Curian Long Short Credit Fund
Non-U.S. Government Agency ABS	$—	$1,733	$—	$1,733
Corporate Bonds and Notes	—	211,620	—	211,620
Preferred Stocks	7,865	—	—	7,865
Investment Companies	292	—	—	292
Short Term Investments	25,142	—	—	25,142
Fund Total	$33,299	$213,353	$—	$246,652
Curian/Neuberger Berman Currency Fund
Government and Agency Obligations	$—	$94,106	$—	$94,106
Short Term Investments	689	131,476	—	132,165
Fund Total	$689	$225,582	$—	$226,271
Curian/Nicholas Convertible Arbitrage Fund
Preferred Stocks	$5,787	$—	$—	$5,787
Corporate Bonds and Notes	—	211,761	—	211,761
Short Term Investments	20,251	—	—	20,251
Fund Total	$26,038	$211,761	$—	$237,799
Curian/PIMCO Credit Income Fund
Non-U.S. Government Agency ABS	$—	$1,985	$—	$1,985
Corporate Bonds and Notes	—	30,388	—	30,388
Government and Agency Obligations	—	25,530	—	25,530
Purchased Options	—	13	—	13
Short Term Investments	610	4,879	—	5,489
Fund Total	$610	$62,795	$—	$63,405
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$181,592	$—	$—	$181,592
Short Term Investments	2,925	14,000	—	16,925
Fund Total	$184,517	$14,000	$—	$198,517
Curian/Schroder Emerging Europe Fund
Common Stocks	$6,409	$12,355	$—	$18,764
Short Term Investments	624	—	—	624
Fund Total	$7,033	$12,355	$—	$19,388

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/The Boston Company Equity Income Fund
Common Stocks	$23,634	$—	$—	$23,634
Preferred Stocks	108	—	—	108
Short Term Investments	319	1,124	—	1,443
Fund Total	$24,061	$1,124	$—	$25,185
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Common Stocks	$141,737	$27,650	$—	$169,387
Short Term Investments	23,908	824	—	24,732
Fund Total	$165,645	$28,474	$—	$194,119
Curian/UBS Global Long Short Income Opportunities Fund
Non-U.S. Government Agency ABS	$—	$3,082	$792	$3,874
Corporate Bonds and Notes	—	36,707	—	36,707
Government and Agency Obligations	—	16,488	—	16,488
Purchased Options	1,871	1,363	—	3,234
Short Term Investments	558	917	—	1,475
Fund Total	$2,429	$58,557	$792	$61,778
Curian/Urdang International REIT Fund
Common Stocks	$1,373	$8,235	$—	$9,608
Rights	—	—	—	—
Short Term Investments	183	—	—	183
Fund Total	$1,556	$8,235	$—	$9,791
Curian/Van Eck International Gold Fund
Common Stocks	$86,117	$7,028	$—	$93,145
Short Term Investments	15,391	6,959	—	22,350
Fund Total	$101,508	$13,987	$—	$115,495

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
Curian/BlackRock Global Long Short Credit Fund
Corporate Bonds and Notes	$—	$(717)	$—	$(717)
Government and Agency Obligations	—	(44,059)	—	(44,059)
Fund Total	$—	$(44,776)	$—	$(44,776)
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Government and Agency Obligations	$—	$(18,002)	$—	$(18,002)
Fund Total	$—	$(18,002)	$—	$(18,002)
Curian/Nicholas Convertible Arbitrage Fund
Common Stocks	$(101,138)	$—	$—	$(101,138)
Investment Companies	(3,070)	—	—	(3,070)
Fund Total	$(104,208)	$—	$—	$(104,208)
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$(32,765)	$—	$—	$(32,765)
Fund Total	$(32,765)	$—	$—	$(32,765)
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Common Stocks	$(124,626)	$(21,882)	$—	$(146,508)
Preferred Stocks	—	(3,510)	—	(3,510)
Investment Companies	(17,957)	—	—	(17,957)
Fund Total	$(142,583)	$(25,392)	$—	$(167,975)

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Open Forward Foreign Currency Contracts	$—	$1,680	$—	$1,680
OTC Total Return Swap Agreements	—	340	—	340
Fund Total	$—	$2,020	$—	$2,020
Curian Dynamic Risk Advantage - Growth Fund
Open Forward Foreign Currency Contracts	$—	$13	$—	$13
OTC Total Return Swap Agreements	—	156	—	156
Fund Total	$—	$169	$—	$169
Curian/Baring International Fixed Income Fund
Open Forward Foreign Currency Contracts	$—	$359	$—	$359
Fund Total	$—	$359	$—	$359
Curian/BlackRock Global Long Short Credit Fund
Open Futures Contracts	$445	$—	$—	$445
Open Forward Foreign Currency Contracts	—	411	—	411
OTC Credit Default Swap Agreements	—	351	—	351
Fund Total	$445	$762	$—	$1,207

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Open Futures Contracts	$2,853	$—	$—	$2,853
Open Forward Foreign Currency Contracts	—	5,299	—	5,299
OTC Interest Rate Swap Agreements	—	290	—	290
OTC Cross-Currency Swap Agreements	—	2,587	—	2,587
OTC Credit Default Swap Agreements	—	5,670	—	5,670
Fund Total	$2,853	$13,846	$—	$16,699
Curian Long Short Credit Fund
Open Futures Contracts	$1,793	$—	$—	$1,793
OTC Credit Default Swap Agreements	—	18	—	18
Fund Total	$1,793	$18	$—	$1,811
Curian/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$26,994	$—	$26,994
Fund Total	$—	$26,994	$—	$26,994
Curian/PIMCO Credit Income Fund
Open Futures Contracts	$1	$—	$—	$1
Open Forward Foreign Currency Contracts	—	41	—	41
Centrally Cleared Interest Rate Swap Agreements	—	1	—	1
OTC Credit Default Swap Agreements	—	109	—	109
Centrally Cleared Credit Default Swap Agreements	—	18	—	18
Fund Total	$1	$169	$—	$170
Curian/UBS Global Long Short Income Opportunities Fund
Open Futures Contracts	$66	$—	$—	$66
Open Forward Foreign Currency Contracts	—	218	—	218
OTC Interest Rate Swap Agreements	—	2,547	—	2,547
OTC Cross-Currency Swap Agreements	—	518	—	518
OTC Credit Default Swap Agreements	—	793	—	793
Fund Total	$66	$4,076	$—	$4,142

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Open Futures Contracts	$(402)	$—	$—	$(402)
Open Forward Foreign Currency Contracts	—	(1,267)	—	(1,267)
OTC Total Return Swap Agreements	—	(1,257)	—	(1,257)
Fund Total	$(402)	$(2,524)	$—	$(2,926)
Curian Dynamic Risk Advantage - Growth Fund
Open Futures Contracts	$(163)	$—	$—	$(163)
Open Forward Foreign Currency Contracts	—	(144)	—	(144)
OTC Total Return Swap Agreements	—	(68)	—	(68)
Fund Total	$(163)	$(212)	$—	$(375)
Curian/Baring International Fixed Income Fund
Open Forward Foreign Currency Contracts	$—	$(277)	$—	$(277)
Fund Total	$—	$(277)	$—	$(277)
Curian/BlackRock Global Long Short Credit Fund
Open Futures Contracts	$(97)	$—	$—	$(97)
Open Forward Foreign Currency Contracts	—	(141)	—	(141)
OTC Credit Default Swap Agreements	—	(650)	—	(650)
Fund Total	$(97)	$(791)	$—	$(888)
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Written Options	$—	$(1,028)	$—	$(1,028)
Open Futures Contracts	(46)	—	—	(46)
Open Forward Foreign Currency Contracts	—	(15,332)	—	(15,332)
OTC Interest Rate Swap Agreements	—	(5,104)	—	(5,104)
OTC Cross-Currency Swap Agreements	—	(229)	—	(229)
OTC Credit Default Swap Agreements	—	(1,365)	—	(1,365)
Fund Total	$(46)	$(23,058)	$—	$(23,104)
Curian/FAMCO Flex Core Covered Call Fund
Written Options	$(1,480)	$—	$—	$(1,480)
Fund Total	$(1,480)	$—	$—	$(1,480)
Curian Long Short Credit Fund
OTC Credit Default Swap Agreements	$—	$(425)	$—	$(425)
Fund Total	$—	$(425)	$—	$(425)
Curian/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$(23,996)	$—	$(23,996)
Fund Total	$—	$(23,996)	$—	$(23,996)

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Credit Income Fund
Written Options	$—	$(93)	$—	$(93)
Open Futures Contracts	(66)	—	—	(66)
Open Forward Foreign Currency Contracts	—	(108)	—	(108)
OTC Interest Rate Swap Agreements	—	(311)	—	(311)
Centrally Cleared Interest Rate Swap Agreements	—	(51)	—	(51)
OTC Credit Default Swap Agreements	—	(19)	—	(19)
Centrally Cleared Credit Default Swap Agreements	—	(31)	—	(31)
Fund Total	$(66)	$(613)	$—	$(679)
Curian/UBS Global Long Short Income Opportunities Fund
Written Options	$(173)	$(1,038)	$—	$(1,211)
Open Futures Contracts	(121)	—	—	(121)
Open Forward Foreign Currency Contracts	—	(437)	—	(437)
OTC Interest Rate Swap Agreements	—	(367)	—	(367)
OTC Cross-Currency Swap Agreements	—	(525)	—	(525)
OTC Credit Default Swap Agreements	—	(125)	—	(125)
OTC Total Return Swap Agreements	—	(77)	—	(77)
Fund Total	$(294)	$(2,569)	$—	$(2,863)

(1)Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, written options and swap agreements.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  The following table summarizes significant recurring transfers between Level 1 and Level 2 valuations for the period ended June 30, 2013.

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers for certain valuations using a statistical fair value pricing service
Curian/Franklin Templeton Frontier Markets Fund
Common Stocks	$12,582	$20,046
Transfer for a security whose financial statement valuation was adjusted for a significant after hours market movement subsequent to June 28, 2013, the last business day of the period
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Common Stocks	$—	$2,000

There were no significant transfers into or out of Level 3 during the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2013.

NOTE 4.  SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable upon return of securities loaned and investments - affiliated, at value and cost.  The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities.  The Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.  JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust.  The Funds invest cash collateral in money market funds and overnight repurchase agreements which are collateralized fully by U.S. Treasuries.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S.

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements.”  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - Certain Funds may invest in repurchase agreements.  In a repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and date.  The Fund may enter into repurchase agreements in order to settle a short sale transaction.  Certain repurchase agreements have no stated maturity and can be terminated by either party at any time.  Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund.  Interest earned on repurchase agreements is recorded as a component of interest income on the Statements of Operations.  In periods of increased demand for collateral, the Fund may pay a fee for receipt of the collateral, which may result in interest expense to the Fund.  The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub custodians under triparty repurchase agreements or delivered to the counterparty.  Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities.  The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments.  The Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements.  In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.  Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund are reflected as a liability on the Statements of Assets and Liabilities.  Interest payments made are recorded as a component of interest expense on the Statements of Operations.  A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security.  A Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.  The Funds did not hold any reverse repurchase agreements at June 30, 2013.  The Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the reverse repurchase agreement.  The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2013, were as follows:  Curian/PIMCO Credit Income Fund, $770 and 0.08%, for 24 days outstanding.

Mortgage-Backed Dollar and Treasury Roll Transactions - Certain Funds may sell mortgage-backed or treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  A Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, a Fund forgoes interest and principal paid on the mortgage-backed securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

In a mortgage-backed or treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

For the period ended June 30, 2013, income, fees and financing costs relating to treasury transactions characterized as secured borrowing transactions occurred in the Curian/PIMCO Credit Income Fund but were not significant, and as a result, reclassifications were not made on the Statement of Operations for these transactions.

Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Securities Sold Short - Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions.  When a Fund engages in a short sale, the Fund borrows the security sold short and delivers it to the counterparty through which it made the short sale as collateral for its obligation.  The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan.  Until the Fund closes its short position, the lending broker requires assets to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements and cover the short sale obligation.  A Fund is obligated to deliver securities at the market price at the time the short position is closed.  If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain.  A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Convertible Securities - Certain Funds may invest in fixed-income securities which are convertible into common stock.  Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock.  Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities.  By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock.  Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock.  A Fund may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

Participatory Note Securities - Certain Funds may invest in Participatory Notes (“P-Notes”).  P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market.  P-Notes are issued by banks or broker-dealers and allow a Fund to gain exposure to common stocks in markets where direct investment by the Funds may not be allowed or efficient.  A Fund may tender a P-Note for cash payment in an amount that reflects the current market value of the underlying equity investments or market, reduced by program fees.

Real Estate Investment Trusts - Certain Funds may invest in Real Estate Investment Trusts (“REITs”).  REITs are traded as a stock on major stock exchanges and invest in real estate directly, either through properties or mortgages.  REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

NOTE 5.  COLLATERAL AND MASTER NETTING AGREEMENTS

Under various agreements, certain investment transactions require collateral to be exchanged by a Fund and a counterparty or segregated at the custodian.  U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.  Collateral for OTC financial derivative transactions paid to or received from counterparties is included in receivable from/payable for deposits with/from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”) - Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.  A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty.  Each Master Agreement defines whether the Fund is contractually able to net settle daily payments.  Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement.  A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.  To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.  The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Agreements with counterparties which are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.  For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO.  Additionally the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) - Master Repo Agreements govern repurchase and reverse repurchase transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral.  In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) - Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, “To Be Announced” (“TBA”) securities and U.S. Treasury roll transactions between a Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.    Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.  In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  In the ordinary course of business, settlements of transactions, are not typically subject to net settlement, except for TBA pools.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) - ISDA Master Agreements govern OTC financial derivative transactions entered into by the Fund’s Sub-Adviser and select counterparties.  The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral.   Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures, options on futures and centrally cleared derivatives.  If a Fund transacts in centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM acts as agent in the execution of the centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO.  Cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  Variation margin received may not be netted between futures and centrally cleared derivatives.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account.  Additionally, portability of exposure in the event of default further reduces risk.

Prime Brokerage Arrangements - Certain Funds may enter into Prime Brokerage Arrangements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Funds and select counterparties.  The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement.  These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination.  Margin and securities delivered as collateral are typically in the possession of the prime broker and offset any obligations due to the prime broker. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Pledged or Segregated Collateral - The following table summarizes cash and securities pledged (in thousands) for Funds for which collateral exists but were not included in the Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset tables in Note 6:

	Prime Broker	Counterparties	Securities Sold Short Segregated Securities	Securities Sold Short Cash Collateral
Curian/BlackRock Global Long Short Credit Fund	N/A	BBP, MSS	$—	$828
Curian/Nicholas Convertible Arbitrage Fund	UBS	N/A	87,508	—
Curian/PineBridge Merger Arbitrage Fund	CSI	N/A	11,608	—
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	GSC	N/A	106,872	—

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” - This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Options Transactions - A Fund may be subject to equity price, foreign currency exchange rate and interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian/BlackRock Global Long Short Credit Fund entered into options contracts as a means of risk management and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; Curian/Eaton Vance Global Macro Absolute Return Advantage Fund entered into options contracts to manage exposure to or hedge changes in securities prices, interest rates, foreign currencies and inflation, as a directional investment, as an efficient means of adjusting overall exposure to certain markets and as part of its overall investment strategy; Curian/FAMCO Flex Core Covered Call Fund entered into options contracts to manage exposure to or hedge changes in securities prices, to generate income and as a part of its overall investment strategy; Curian/PIMCO Credit Income Fund entered into options contracts to manage exposure to or hedge changes in interest rates and inflation; and Curian/UBS Global Long Short Income Opportunities Fund entered into options contracts to manage its exposure or to hedge changes in securities prices, interest rates, foreign currencies, credit default swap valuations and interest rate swap valuations, as a means of risk management, and as a part of its overall investment strategy.

An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies and swap agreements (“swaptions”).  Options on futures are exchange traded.  There is no premium paid/received when purchasing/writing exchange traded options on futures.  Exchange traded options on futures are marked-to-market daily and change in value is recorded by the Fund as unrealized gain or loss.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Exchange traded options on futures involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.  Swaptions are illiquid investments.

Futures Contracts - A Fund may be subject to equity price, foreign currency exchange rate and interest rate risk in the normal course of pursuing its investment objective.  A Fund may buy and sell futures on equities, indices, interest rates, commodities, currencies and swaps.  During the period, Curian Dynamic Risk Advantage - Diversified Fund and Curian Dynamic Risk Advantage — Growth Fund entered into futures contracts as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy; Curian/BlackRock Global Long Short Credit Fund entered into futures contracts to manage exposure to or hedge changes in security prices and interest rates and as a means of risk management; Curian/Eaton Vance Global Macro Absolute Return Advantage Fund entered into futures contracts to manage exposure to or hedge changes in security prices and interest rates, to gain exposure to certain markets, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a means of risk management; Curian Long Short Credit Fund entered into futures contracts to manage exposure to or hedge changes in interest rates and foreign currency rates; Curian/PIMCO Credit Income Fund entered into futures contracts to manage exposure to or hedge changes in interest rates; and Curian/UBS Global Long Short Income Opportunities Fund entered into futures contracts to manage exposure to or hedge changes in securities prices and interest rates, to gain exposure to certain markets, to replicate treasury bond positions, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, as a substitute for investment in physical securities and as a means of risk management.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by a Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk to a Fund is reduced since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, Curian Dynamic Risk Advantage - Diversified Fund and Curian Dynamic Risk Advantage — Growth Fund entered into forward foreign currency contracts to achieve asset allocation as part of its overall investment strategy and to gain directional exposure to currencies; Curian/Baring International Fixed Income Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to minimize foreign currency exposure on investment securities denominated in foreign currencies, to reduce currency deviations from its benchmark and as a means of risk management; Curian/BlackRock Global Long Short Credit Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management; Curian/Eaton Vance Global Macro Absolute Return Advantage Fund entered into forward foreign exchange contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales, to create foreign currency exposure in U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as part of its overall investment strategy and as a means of risk management; Curian/Neuberger Berman Currency Fund entered into forward foreign currency contracts as part of its investment strategy; Curian/PIMCO Credit Income Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of its overall investment strategy; and Curian/UBS Global Long Short Income Opportunities Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements are privately negotiated in the OTC market or may be executed and centrally cleared with a DCO.  OTC swaps are typically illiquid investments.

Swap agreements are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap.  For centrally cleared swaps, daily changes in the valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded.  The use of centrally cleared swaps may require a Fund to commit more initial and variation margin than a Fund would otherwise commit under an OTC swap.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities.  Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian/Eaton Vance Global Macro Absolute Return Advantage Fund and Curian/UBS Global Long Short Income Opportunities Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to gain or limit exposure to a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, and to manage interest rate and yield curve exposure; and Curian/PIMCO Credit Income Fund entered into interest rate swap agreements to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Fund has entered into include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark, floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate and floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements - A Fund may be subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objective.  During the period, Curian/Eaton Vance Global Macro Absolute Return Advantage Fund entered into cross-currency swap

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

agreements to minimize foreign currency exposure on investment securities denominated in foreign currencies, to gain directional exposure to currencies, as a means of risk management, and as part of its overall investment strategy; and Curian/UBS Global Long Short Income Opportunities Fund entered into cross-currency swap agreements to gain directional exposure to currencies and as a means of risk management.  Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies.  The notional amounts are typically determined based on the spot exchange rates at the inception of the trade.  Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate.  A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements - A Fund may be subject to credit risk in the normal course of pursuing its investment objective.  During the period, Curian/BlackRock Global Long Short Credit Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers, to manage credit exposure, as a substitute for investment in physical securities, to speculate on changes in credit quality, to hedge a portfolio of credit default swap agreements or bonds, and used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds; Curian/Eaton Vance Global Macro Absolute Return Advantage Fund entered into credit default swap agreements to manage duration at the cross sector level, to manage credit exposure, to speculate on changes in credit quality, to hedge a portfolio of credit default swap agreements or bonds and used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds; Curian Long Short Credit Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers, to manage credit exposure, and as a substitute for investment in physical securities; Curian/PIMCO Credit Income Fund entered into credit default swap agreements to manage credit exposure; and Curian/UBS Global Long Short Income Opportunities Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers, to manage duration at the cross sector level, to manage credit exposure, to hedge a portfolio of credit default swap agreements or bonds and used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds.

As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the credit default swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the credit default swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event.)

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of June 30, 2013, for which the Fund is the seller of protection, are disclosed in the Notes to Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Total Return Swap Agreements - A Fund may be subject to equity price, credit and interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian Dynamic Risk Advantage - Diversified Fund and Curian Dynamic Risk Advantage — Growth Fund entered into total return swap agreements as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and Curian/UBS Global Long Short Income Opportunities Fund entered into total return swap agreements to manage exposure to or hedge changes in securities prices and interest rates, as a substitute for investment in physical securities and as part of its overall investment strategy.  Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities.  To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.   A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive.  Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate.  To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1) -  The following tables (in thousands) include (1) a summary of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2013 and (2) a summary of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2013.

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Curian Dynamic Risk Advantage - Diversified Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Variation margin on financial derivative instruments	$—	$27	$—	$—	$27
Unrealized appreciation on forward foreign currency contracts	—	—	1,680	—	1,680
Unrealized appreciation on OTC swap agreements	—	340	—	—	340
	$—	$367	$1,680	$—	$2,047
Liabilities:
Variation margin on financial derivative instruments	$—	$62	$—	$20	$82
Unrealized depreciation on forward foreign currency contracts	—	—	1,267	—	1,267
Unrealized depreciation on OTC swap agreements	176	258	—	823	1,257
	$176	$320	$1,267	$843	$2,606
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:
Net realized gain (loss) on:
Swap agreements	$(128)	$3,701	$—	$(2,076)	$1,497
Foreign currency related items	—	—	(1,191)	—	(1,191)
Futures contracts	—	1,522	—	(21)	1,501
	$(128)	$5,223	$(1,191)	$(2,097)	$1,807
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$(222)	$(428)	$—	$(902)	$(1,552)
Foreign currency related items	—	—	962	—	962
Futures contracts and centrally cleared swap agreements	—	(510)	—	(84)	(594)
	$(222)	$(938)	$962	$(986)	$(1,184)

	Gross Amount Presented in the Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty
BOA	$298	$(298)	$—	$—	$—	$—
CCI	1,680	(1,267)	—	413	—	—
CGM	42	(42)	—	—	—	—
Exchange cleared derivatives(8)	27	—	—	27	—	—
	$2,047	$(1,607)	$—	$440	$—	$—
Derivative Liabilities by Counterparty
BOA	$459	$(298)	$(161)	$—	$920	$—
CCI	1,267	(1,267)	—	—	—	—
CGM	159	(42)	—	117	—	—
Exchange cleared derivatives(8)	82	—	(82)	—	—	1,245
GSI	73	—	(73)	—	260	—
JPM	214	—	(214)	—	2,870	—
MSI	352	—	(352)	—	390	—
	$2,606	$(1,607)	$(882)	$117	$4,400	$1,245

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Curian Dynamic Risk Advantage - Growth Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Variation margin on financial derivative instruments	$—	$27	$—	$—	$27
Unrealized appreciation on forward foreign currency contracts	—	—	13	—	13
Unrealized appreciation on OTC swap agreements	—	156	—	—	156
	$—	$183	$13	$—	$196
Liabilities:
Variation margin on financial derivative instruments	$—	$33	$—	$5	$38
Unrealized depreciation on forward foreign currency contracts	—	—	144	—	144
Unrealized depreciation on OTC swap agreements	—	68	—	—	68
	$—	$101	$144	$5	$250
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:
Net realized gain (loss) on:
Swap agreements	$—	$(517)	$—	$—	$(517)
Foreign currency related items	—	—	(330)	—	(330)
Futures contracts	—	1,005	—	23	1,028
	$—	$488	$(330)	$23	$181
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$—	$212	$—	$—	$212
Foreign currency related items	—	—	(151)	—	(151)
Futures contracts and centrally cleared swap agreements	—	(296)	—	(50)	(346)
	$—	$(84)	$(151)	$(50)	$(285)

	Gross Amount Presented in the Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty
CCI	$13	$(13)	$—	$—	$—	$—
CGM	69	—	—	69	—	—
Exchange cleared derivatives(8)	27	—	—	27	—	—
GSI	—	—	—	—	280	—
JPM	87	—	—	87	—	—
	$196	$(13)	$—	$183	$280	$—

Derivative Liabilities by Counterparty
CCI	$144	$(13)	$—	$131	$—	$—
Exchange cleared derivatives(8)	38	—	(38)	—	—	625
GSI	68	—	—	68	—	—
JPM	—	—	—	—	620	—
	$250	$(13)	$(38)	$199	$620	$625

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Curian/BlackRock Global Long Short Credit Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Investments - unaffiliated, at value (2)	$—	$72	$—	$—	$72
Variation margin on financial derivative instruments	—	3	—	19	22
Unrealized appreciation on forward foreign currency contracts	—	—	411	—	411
Unrealized appreciation on OTC swap agreements	351	—	—	—	351
OTC swap premiums paid	1,310	—	—	—	1,310
	$1,661	$75	$411	$19	$2,166
Liabilities:
Variation margin on financial derivative instruments	$—	$10	$—	$9	$19
Unrealized depreciation on forward foreign currency contracts	—	—	141	—	141
Unrealized depreciation on OTC swap agreements	650	—	—	—	650
OTC swaps premiums received	1,723	—	—	—	1,723
	$2,373	$10	$141	$9	$2,533
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:
Net realized gain (loss) on:
Unaffiliated investments(2)	$19	$439	$—	$—	$458
Swap agreements	(110)	—	—	—	(110)
Foreign currency related items	—	—	(37)	—	(37)
Futures contracts	—	(151)	—	456	305
	$(91)	$288	$(37)	$456	$616
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$20	$—	$—	$20
OTC swap agreements	(299)	—	—	—	(299)
Foreign currency related items	—	—	270	—	270
Futures contracts and centrally cleared swap agreements	—	3	—	345	348
	$(299)	$23	$270	$345	$339

	Gross Amount Presented in the Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty
BBP	$365	$(344)	$—	$21	$—	$—
BNP	32	(6)	—	26	—	—
BOA	13	(7)	—	6	—	—
CGM	122	—	—	122	—	—
CIT	902	(437)	—	465	—	—
CSI	321	(145)	—	176	—	—
DUB	9	(9)	—	—	—	—
Exchange cleared derivatives(8)	94	—	—	94	—	—
GSC	18	(18)	—	—	—	—
GSI	30	(23)	—	7	—	—
JPM	249	(221)	—	28	—	—
MSS	3	—	—	3	—	—
NTS	8	—	—	8	—	—
	$2,166	$(1,210)	$—	$956	$—	$—

Derivative Liabilities by Counterparty
BBP	$457	$(344)	$—	$113	$—	$—
BNP	100	(6)	—	94	—	—
BOA	173	(7)	—	166	—	—
CIT	437	(437)	—	—	—	—
CSI	374	(145)	—	229	—	—
Exchange cleared derivatives(8)	19	—	(19)	—	633	—
DUB	139	(9)	—	130	—	—
GSC	32	(18)	—	14	—	—
GSI	183	(23)	—	160	—	—
JPM	594	(221)	—	373	—	—
MSS	25	—	—	25	—	—
	$2,533	$(1,210)	$(19)	$1,304	$633	$—

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Investments - unaffiliated, at value(2)	$—	$—	$1,635	$—	$1,635
Variation margin on financial derivative instruments	—	474	—	46	520
Unrealized appreciation on forward foreign currency contracts	—	—	5,709	—	5,709
Unrealized appreciation on OTC swap agreements	5,670	—	2,587	290	8,547
OTC swap premiums paid	11,981	—	—	—	11,981
	$17,651	$474	$9,931	$336	$28,392
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$29	$29
Options written, at value	—	—	1,028	—	1,028
Unrealized depreciation on forward foreign currency contracts	—	—	15,742	—	15,742
Unrealized depreciation on OTC swap agreements	1,365	—	229	5,104	6,698
OTC swaps premiums received	3,653	—	—	—	3,653
	$5,018	$—	$16,999	$5,133	$27,150
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$—	$—	$—	$—
Swap agreements	(710)	—	(7)	249	(468)
Foreign currency related items	—	—	2,452	—	2,452
Futures contracts	—	(1,838)	—	2,389	551
Written option contracts	—	—	—	—	—
	$(710)	$(1,838)	$2,445	$2,638	$2,535
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$—	$(65)	$—	$(65)
OTC swap agreements	4,304	—	2,357	(4,812)	1,849
Foreign currency related items	—	—	(10,033)	—	(10,033)
Futures contracts and centrally cleared swap agreements	—	731	—	2,075	2,806
Written option contracts	—	—	(430)	—	(430)
	$4,304	$731	$(8,171)	$(2,737)	$(5,873)

	Gross Amount Presented in the Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty
BNP	$6,344	$(2,338)	$—	$4,006	$—	$—
BOA	1,706	(1,195)	—	511	—	—
CGM	77	—	—	77	—	—
CIT	3,034	(1,655)	(274)	1,105	274	—
DUB	4,130	(2,429)	(1,250)	451	1,250	—
Exchange cleared derivatives(8)	520	—	—	520	—	—
GSC	2,026	(1,486)	—	540	—	—
GSI	3,732	(818)	(1,781)	1,133	—	1,781
JPM	5,959	(2,700)	(1,940)	1,319	1,940	—
SCB	864	(858)	—	6	—	—
	$28,392	$(13,479)	$(5,245)	$9,668	$3,464	$1,781

Derivative Liabilities by Counterparty
BNP	$8,088	$(2,338)	$(2,239)	$3,511	$—	$2,239
BOA	6,448	(1,195)	(4,153)	1,100	—	4,153
CGM	192	—	—	192	—	—
CIT	1,655	(1,655)	—	—	—	—
DUB	3,091	(2,429)	—	662	—	—
Exchange cleared derivatives(8)	29	—	(29)	—	—	3,825
GSC	2,086	(1,486)	—	600	—	—
GSI	1,038	(818)	—	220	—	—
JPM	3,616	(2,700)	(280)	636	280	—
MSC	49	—	—	49	—	—
SCB	858	(858)	—	—	—	413
	$27,150	$(13,479)	$(6,701)	$6,970	$280	$10,630

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Curian Long Short Credit Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Variation margin on financial derivative instruments	$—	$—	$1	$31	$32
Unrealized appreciation on OTC swap agreements	18	—	—	—	18
OTC swap premiums paid	798	—	—	—	798
	$816	$—	$1	$31	$848
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$48	$48
Unrealized depreciation on OTC swap agreements	425	—	—	—	425
OTC swaps premiums received	118	—	—	—	118
	$543	$—	$—	$48	$591
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:
Net realized gain (loss) on:
Swap agreements	$150	—	$—	$—	$150
Futures contracts	—	—	(7)	1,438	1,431
	$150	$—	$(7)	$1,438	$1,581
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$(407)	$—	$—	$—	$(407)
Futures contracts and centrally cleared swap agreements	—	—	9	1,784	1,793
	$(407)	$—	$9	$1,784	$1,386

	Gross Amount Presented in the Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty
CCI	$798	$(28)	$(184)	$586	$184	$—
Exchange cleared derivatives(8)	32	—	—	32	—	—
JPM	9	(9)	—	—	—	—
MSS	9	—	—	9	—	—
	$848	$(37)	$(184)	$627	$184	$—

Derivative Liabilities by Counterparty
CCI	$434	$(28)	$—	$406	$—	$—
Exchange cleared derivatives(8)	48	—	(48)	—	917	—
JPM	70	(9)	—	61	—	—
MSS	39	—	—	39	—	—
	$591	$(37)	$(48)	$506	$917	$—

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Curian/PIMCO Credit Income Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Investments - unaffiliated, at value(2)	$—	$—	$—	$13	$13
Variation margin on financial derivative instruments	2	—	—	4	6
Unrealized appreciation on forward foreign currency contracts	—	—	41	—	41
Unrealized appreciation on OTC swap agreements	109	—	—	—	109
OTC swap premiums paid	18	—	—	9	27
	$129	$—	$41	$26	$196
Liabilities:
Variation margin on financial derivative instruments	$14	$—	$—	$1	$15
Options written, at value	—	—	—	93	93
Unrealized depreciation on forward foreign currency contracts	—	—	108	—	108
Unrealized depreciation on OTC swap agreements	19	—	—	311	330
OTC swaps premiums received	195	—	—	31	226
	$228	$—	$108	$436	$772
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:
Net realized gain (loss) on:
Swap agreements	$207	$—	$—	$(48)	$159
Foreign currency related items	—	—	86	—	86
Futures contracts	—	—	—	6	6
Written option contracts	—	—	—	(4)	(4)
	$207	$—	$86	$(46)	$247
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$—	$—	$5	$5
OTC swap agreements	7	—	—	(316)	(309)
Foreign currency related items	—	—	(33)	—	(33)
Futures contracts and centrally cleared swap agreements	(9)	—	—	(111)	(120)
Written option contracts	—	—	—	(49)	(49)
	$(2)	$—	$(33)	$(471)	$(506)

	Gross Amount Presented in the Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty
BBP	$23	$(10)	$—	$13	$—	$—
BCL	1	(1)	—	—	—	—
BNP	15	—	—	15	—	—
BOA	16	(11)	—	5	—	—
CIT	18	(18)	—	—	—	—
CSI	26	(9)	—	17	—	—
DUB	24	(21)	—	3	—	—
Exchange cleared derivatives(8)	6	—	—	6	—	—
GSI	6	—	—	6	—	—
JPM	1	(1)	—	—	—	—
MSC	54	(2)	(52)	—	125	—
MSS	4	—	—	4	—	—
UBS	2	—	—	2	—	—
	$196	$(73)	$(52)	$71	$125	$—

Derivative Liabilities by Counterparty
BBP	$27	$(10)	$—	$17	$—	$—
BCL	18	(1)	—	17	—	—
BNP	2	—	—	2	—	—
BOA	118	(11)	—	107	—	—
CIT	65	(18)	—	47	—	—
CSI	10	(9)	—	1	—	—
DUB	232	(21)	(211)	—	—	271
Exchange cleared derivatives(8)	15	—	(15)	—	180	385
GSB	16	—	—	16	—	—
GSC	37	—	—	37	—	—
GSI	10	—	—	10	—	—
JPM	17	(1)	—	16	—	—
MSC	139	(2)	—	137	—	—
MSS	66	—	—	66	—	—
	$772	$(73)	$(226)	$462	$180	$656

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Curian/UBS Global Long Short Income Opportunities Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2013:
Assets:
Investments - unaffiliated, at value(2)	$—	$—	$—	$3,234	$3,234
Variation margin on financial derivative instruments	—	—	—	87	87
Unrealized appreciation on forward foreign currency contracts	—	—	218	—	218
Unrealized appreciation on OTC swap agreements	793	—	518	2,547	3,858
OTC swap premiums paid	112	—	—	—	112
	$905	$—	$736	$5,868	$7,509
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$14	$14
Options written, at value	83	—	—	1,128	1,211
Unrealized depreciation on forward foreign currency contracts	—	—	437	—	437
Unrealized depreciation on OTC swap agreements	125	—	525	444	1,094
OTC swaps premiums received	1,764	—	—	—	1,764
	$1,972	$—	$962	$1,586	$4,520
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$—	$—	$568	$568
Swap agreements	(332)	—	—	—	(332)
Foreign currency related items	—	—	244	—	244
Futures contracts	—	—	—	(336)	(336)
Written option contracts	—	—	—	1	1
	$(332)	$—	$244	$233	$145
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$—	$—	$499	$499
OTC swap agreements	668	—	(6)	2,102	2,764
Foreign currency related items	—	—	(219)	—	(219)
Futures contracts and centrally cleared swap agreements	—	—	—	(55)	(55)
Written option contracts	37	—	—	(218)	(181)
	$705	$—	$(225)	$2,328	$2,808

	Gross Amount Presented in the Statements of Assets	Financial			Collateral (7)
	and Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty
BCL	$49	$(49)	$—	$—	$—	$1,450
BBP	2,709	(1,055)	—	1,654	—	—
BOA	1,470	(392)	(1,078)	—	1,080	—
CIT	70	(62)	—	8	—	—
DUB	155	(8)	—	147	—	—
Exchange cleared derivatives(8)	1,958	—	—	1,958	—	—
JPM	946	(645)	—	301	—	—
MSC	152	(152)	—	—	—	—
	$7,509	$(2,363)	$(1,078)	$4,068	$1,080	$1,450

Derivative Liabilities by Counterparty
BCL	$200	$(49)	$—	$151	$—	$—
BBP	1,111	(1,055)	—	56	—	—
BOA	489	(392)	—	97	—	—
CIT	322	(62)	—	260	—	—
CSI	1	—	—	1	—	—
DUB	42	(8)	—	34	—	—
Exchange cleared derivatives(8)	271	—	—	271	—	—
JPM	1,850	(645)	(652)	553	—	652
MSC	234	(152)	—	82	—	—
	$4,520	$(2,363)	$(652)	$1,505	$—	$652

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Derivative Instruments Categorized by Risk Exposure and Financial Instruments Eligible for Offset (1)

During the period, the following Fund held one type of derivative instrument eligible for offset with several counterparties which were deemed significant for purposes of disclosing financial instruments eligible for offset:

	Gross Amount Presented in the Statements of Assets	Financial			Collateral (7)
	and Liabilities (9)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Curian/Neuberger Berman Currency Fund
Derivative Assets by Counterparty
CIT	$17,275	$(14,773)	$—	$2,502	$—	$—
CGM	104	(104)	—	—	—	—
RBC	263	(263)	—	—	—	—
SGB	9,352	(8,531)	—	821	—	—
	$26,994	$ $(23,671)	—	$3,323	$—	$—

Derivative Liabilities by Counterparty
CIT	$14,773	$(14,773)	$—	$—	$—	$—
CGM	208	(104)	—	104	—	—
RBC	484	(263)	—	221	—	—
SGB	8,531	(8,531)	—	—	—	—
	$23,996	$(23,671)	$—	$325	$—	$—

(1) Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements.  For these Funds, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.  Net exposure to the Fund can be referenced in the assets and liabilities on the Statement of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral segregated or pledged identified in the collateral table presented in Note 5.

(2) Purchased options market value is reflected in Investments - unaffiliated, at value.  Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on unaffiliated investments and change in unrealized appreciation (depreciation) on investments, respectively, in the Statements of Operations.

(3) Amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.

(4) Financial instruments eligible for offset but not offset in the Statements of Assets and Liabilities.

(5) Cash and security collateral not offset in the Statements of Assets and Liabilities.  Amounts do not reflect over-collateralization.

(6) For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default.  For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

(7) Cash and security collateral pledged or segregated for investments.  For assets, amount reflects collateral received from or segregated by the counterparty.  For liabilities, amount reflects collateral pledged or segregated by the Fund.

(8) Exchange cleared derivatives are recognized on the Statement of Assets and Liabilities at the daily variation margin.

(9) Amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.

Volume of Derivative Activity - The derivative instruments outstanding as of June 30, 2013, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2013, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds.  For Funds with significant derivative holdings during the period ended June 30, 2013, the average monthly volume for derivatives (in thousands) is as follows:

	Curian Dynamic Risk Advantage- Diversified Fund	Curian Dynamic Risk Advantage- Growth Fund	Curian/Baring International Fixed Income Fund	Curian/BlackRock Global Long Short Credit Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	Curian/FAMCO Flex Core Covered Call Fund
Options Purchased and Written
Premiums Paid(1)	$—	$—	$—	$66	$899	$—
Premiums Received(1)	—	—	—	—	199	1,467
Futures Contracts
Long(2)	74,815	47,489	—	7,378	12,291	—
Short(2)	—	—	—	20,355	112,185	—
Forward Foreign Currency Contracts
Purchased(1)	74,624	6,689	7,448	1,282	355,915	—
Sold(1)	73,974	1,528	7,746	43613	369,676	—
Interest Rate Swap Agreements
Paying Floating Rate(3)	—	—	—	—	135,483	—
Receiving Floating Rate(3)	—	—	—	—	63,624	—
Credit Default Swap
Agreements
Purchase Protection(3)	—	—	—	16,631	133,167	—
Sell Protection(3)	—	—	—	27,283	22,667	—
Total Return Swap Agreements
Paying Return of Reference Obligation(3)	—	—	—	—	—	—
Receiving Return of Reference Obligation(3)	1,258	364	—	—	—	—
Cross Currency Swap Agreements
Paying Protection(3)	—	—	—	—	26,335	—
Selling Protection(3)	—	—	—	—	26,748	—

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

	Curian Long Short Credit Fund	Curian/Neuberger Berman Currency Fund	Curian/PIMCO Credit Income Fund	Curian/UBS Global Long Short Income Opportunities Fund
Options Purchased and Written
Premiums Paid(1)	$—	$—	$—	$1,420
Premiums Received(1)	—	—	25	523
Futures Contracts
Long(2)	—	—	17,477	21,426
Short(2)	51,379	—	—	24,304
Forward Foreign Currency Contracts
Purchased(1)	—	646,921	1,004	4,282
Sold(1)	—	671,226	5,951	23,046
Interest Rate Swap Agreements
Paying Floating Rate(3)	—	—	2,474	79,366
Receiving Floating Rate(3)	—	—	—	107,221
Credit Default Swap Agreements
Purchase Protection(3)	2,000	—	167	30,841
Sell Protection(3)	9,000	—	6,283	2,767
Total Return Swap Agreements
Paying Return of Reference Obligation(3)	—	—	—	—
Receiving Return of Reference Obligation(3)	—	—	—	4
Cross Currency Swap Agreements
Paying Protection(3)	—	—	—	8,107
Selling Protection(3)	—	—	—	8,107

(1) Cost amount in USD

(2) Notional value at purchase in USD

(3) Notional amount in USD

NOTE 7.  INVESTMENT RISKS AND REGULATORY MATTERS

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Convertible Securities Risk - A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S., foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Certain Funds invest in exchange trade notes which are unsecured debt securities.  Similar to other debt securities, they are backed by the credit of the issuer, and there is credit risk associated with these investments.  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Emerging Market Securities Risk - Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets.  Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries.  These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Participatory Note Risk - The Curian/Ashmore Emerging Market Small Cap Equity Fund and Curian/Franklin Templeton Frontier Markets Fund invest in P-Notes.  P-Notes may contain various risks including the potential inability of the counterparty to fulfill its obligations under the terms of the contract.  An issuer of P-Notes may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or credit rating may affect a security’s value. These securities may be more volatile and less liquid than other investments held by a Fund.

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Real Estate Investment Risk - The Curian/Urdang International REIT Fund concentrates its assets in the real estate industry and an investment in the Fund will be closely linked to the performance of the real estate markets.  Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.  Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT.  Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses.  Due to the fact that the Fund focuses its investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a Fund that invests in a broader range of companies.

Feeder Funds and Fund of Funds Risks - The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments.  The value of an investment in a fund of funds changes with the values of the corresponding underlying funds’ and their investments.  The Master Fund’s and underlying fund’s shares may be purchased by other investment companies and shareholders.  In some cases, the Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

Regulatory Matters - On February 8, 2012, the U.S. Commodity Futures Trading Commission (“CFTC”) adopted amendments to its existing part 4 regulations.  Previously, investment companies and certain investment advisers to investment companies were excluded from the definition of a “commodity pool operator,” and did not have to register with the CFTC and National Futures Association (“NFA”).  Several of the CFTC rules relating to commodity pool operators, including Rule 4.5, were amended, thereby, removing the exclusion from CFTC regulation for regulated investment companies.  Effective January 1, 2013, Curian Capital, LLC was registered as a commodity pool operator, and certain of the Funds may be considered “pools” for purposes of reporting to the CFTC and NFA.

NOTE 8.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administration Fee - The Trust has an investment advisory agreement and administration agreement with Curian.  Pursuant to the advisory agreements, each Fund pays Curian an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by Curian to the Sub-Advisers as compensation for their services.  The following is a schedule of the fees each Fund is currently obligated to pay Curian:

	Assets	Advisory Fee
Curian Guidance Funds	All Assets	0.20%
Curian Guidance — Institutional Alt Funds	All Assets	0.20%
Curian Tactical Advantage Funds	$0 to $1 billion	0.75%
	Over $1 billion	0.70%
Curian Dynamic Risk Advantage Funds	$0 to $1 billion	0.95%
	Over $1 billion	0.90%
Curian/Aberdeen Latin America Fund	$0 to $1 billion	1.35%
	Over $1 billion	1.30%
Curian/American Funds Growth Fund	$0 to $1 billion	0.85%
	Over $1 billion	0.80%
Curian/Ashmore Emerging Market Small Cap Equity Fund	$0 to $1 billion	1.10%
	Over $1 billion	1.05%
Curian/Baring International Fixed Income Fund	$0 to $1 billion	0.60%
	Over $1 billion	0.55%
Curian/BlackRock Global Long Short Credit Fund	$0 to $1 billion	0.95%
	Over $1 billion	0.90%
Curian/DFA U.S. Micro Cap Fund	$0 to $1 billion	0.80%
	Over $1 billion	0.75%
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	$0 to $1 billion	0.95%
	Over $1 billion	0.90%
Curian/Epoch Global Shareholder Yield Fund	$0 to $1 billion	0.70%
	Over $1 billion	0.65%
Curian/FAMCO Flex Core Covered Call Fund	$0 to $1 billion	0.60%
	Over $1 billion	0.55%
Curian/Franklin Templeton Frontier Markets Fund	$0 to $1 billion	1.40%
	Over $1 billion	1.35%
Curian/Franklin Templeton Natural Resources Fund	$0 to $1 billion	0.80%
	Over $1 billion	0.75%
Curian/Lazard International Strategic Equity Fund	$0 to $1 billion	0.80%
	Over $1 billion	0.75%

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

	Assets	Advisory Fee
Curian Long Short Credit Fund	$0 to $1 billion	0.95%
	Over $1 billion	0.90%
Curian/Neuberger Berman Currency Fund	$0 to $1 billion	0.70%
	Over $1 billion	0.65%
Curian/Nicholas Convertible Arbitrage Fund	$0 to $1 billion	0.85%
	Over $1 billion	0.80%
Curian/PIMCO Credit Income Fund	$0 to $1 billion	0.50%
	Over $1 billion	0.45%
Curian/PineBridge Merger Arbitrage Fund	$0 to $1 billion	0.85%
	Over $1 billion	0.80%
Curian/Schroder Emerging Europe Fund	$0 to $1 billion	1.10%
	Over $1 billion	1.05%
Curian/The Boston Company Equity Income Fund	$0 to $1 billion	0.55%
	Over $1 billion	0.50%
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	$0 to $1 billion	0.90%
	Over $1 billion	0.85%
Curian/UBS Global Long Short Income Opportunities Fund	$0 to $1 billion	0.95%
	Over $1 billion	0.90%
Curian/Urdang International REIT Fund	$0 to $1 billion	0.80%
	Over $1 billion	0.75%
Curian/Van Eck International Gold Fund	$0 to $1 billion	0.80%
	Over $1 billion	0.75%

Pursuant to the administration agreement, Curian receives an annual fee, accrued daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund.  In return for the fees paid under the administration agreement, Curian provides or procures all necessary administrative functions and services for the operation of the Funds.  Subject to the oversight of the Board, Curian is responsible for managing the Funds’ business affairs and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds.  In addition, Curian, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for registration fees, trading expenses, including brokerage commissions, interest and taxes, other non-operating expenses, errors and omission insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, a portion of the costs associated with the Chief Compliance Officer, and certain nonrecurring or extraordinary expenses.

Fee Waivers - Curian entered into a contractual agreement to waive advisory fees for each Fund as follows:  0.30% for Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund and Curian Tactical Advantage 75 Fund; 0.07% for Curian Dynamic Risk Advantage — Diversified Fund and Curian Dynamic Risk Advantage — Growth Fund; 0.35% for Curian Dynamic Risk Advantage — Income Fund; and 0.50% for Curian/American Funds Growth Fund.  Effective June 6, 2013, Curian entered into a contractual agreement to waive 0.05% of advisory fees for Curian Guidance Funds and Curian Guidance — Institutional Alt Funds for net assets greater than $1 billion.  None of the waived fees can be recaptured by Curian.  The amount of waived expenses for each Fund is recorded as an expense waiver in each Fund’s Statement of Operations.

Other Service Providers - Curian has entered into a sub-administration and fund accounting services agreement with JFS, and is responsible for the compensation of JFS for services provided pursuant to such agreement.  Curian pays JFS for such services through the fees earned pursuant to the administration agreement.  The Trust has a fund compliance services agreement with JFS.  Pursuant to the fund compliance services agreement, JFS provides compliance oversight services to the Trust.  JPM Chase acts as custodian for the Funds.

Distribution Agreement - The Trust has a Distribution Agreement, under the provisions of Rule 12b-1 under the 1940 Act, with Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s shares.  Under the Rule 12b-1 fee plan, each Fund, except for the Curian Guidance Funds and Curian Guidance — Institutional Alt Funds, accrue the Rule 12b-1 fee daily, at the maximum annual rate of 0.25% of the average daily net assets of the Fund, and pay the fee monthly to JNLD.  Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees in the Statements of Operations.

Directed Brokerage Commissions - A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund.  Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Deferred Compensation Plan - The Funds adopted a Deferred Compensation Plan whereby disinterested Trustees may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates - The Curian Guidance Funds and Curian Guidance - Institutional Alt Funds invested solely in shares of other affiliated Funds of the Trust and other Funds advised by JNAM.  During the period ended June 30, 2013, certain Funds invested in the JNL Money Market Fund which is managed by JNAM.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  JNAM serves as the Adviser and Administrator for JNL Money Market Fund.  There was no gain or loss relating to this investment during the period ended June 30, 2013.  The following table details cash management investments in the JNL Money Market Fund held at June 30, 2013.

	JNL Money Market Fund
	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
Curian Tactical Advantage 35 Fund	$61	$229	$—
Curian Tactical Advantage 60 Fund	341	630	—
Curian Tactical Advantage 75 Fund	377	344	—
Curian Dynamic Risk Advantage - Diversified Fund	13,617	30,696	2
Curian Dynamic Risk Advantage - Growth Fund	12,974	6,451	1
Curian Dynamic Risk Advantage - Income Fund	1,768	1,115	—
Curian/Aberdeen Latin America Fund	—	264	—
Curian/Ashmore Emerging Market Small Cap Equity Fund	—	148	—
Curian/Baring International Fixed Income Fund	—	247	—
Curian/BlackRock Global Long Short Credit Fund	—	150,009	1
Curian/DFA U.S. Micro Cap Fund	—	481	—
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	—	190,079	2
Curian/Epoch Global Shareholder Yield Fund	1,332	746	—
Curian/FAMCO Flex Core Covered Call Fund	1,374	3,646	—
Curian/Franklin Templeton Frontier Markets Fund	3,031	4,574	—
Curian/Franklin Templeton Natural Resources Fund	6,836	7,741	1
Curian/Lazard International Strategic Equity Fund	—	1,005	—
Curian Long Short Credit Fund	—	25,142	—
Curian/Neuberger Berman Currency Fund	13,221	689	1
Curian/Nicholas Convertible Arbitrage Fund	3,793	20,251	1
Curian/PIMCO Credit Income Fund	138	610	—
Curian/PineBridge Merger Arbitrage Fund	61,065	2,925	4
Curian/Schroder Emerging Europe Fund	—	624	—
Curian/The Boston Company Equity Income Fund	294	219	—
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	40,283	22,908	3
Curian/UBS Global Long Short Income Opportunities Fund	—	558	—
Curian/Urdang International REIT Fund	—	183	—
Curian/Van Eck International Gold Fund	3,937	13,391	1

NOTE 9.  BORROWING ARRANGEMENTS

Effective June 7, 2013, the Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders.  The Funds participate in the SCA with other funds managed by JNAM and Curian in a credit facility which is used solely to finance shareholder redemptions or for other temporary or emergency purposes.  The Funds may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Funds’ prospectuses and the 1940 Act.  Interest on borrowings are payable at the greater of the Federal Funds Rate or the one month London Interbank Offer Rate (“LIBOR”), plus 1.00% on an annualized basis.  The Funds pay an annual commitment fee of 0.075% for this facility and an annual administration fee to JPM Chase.  No amounts were borrowed under the facility during the period.  The fees are included in other expenses in the Funds’ Statements of Operations.

NOTE 10.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest and dividend income and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

The following information is presented on an income tax basis (in thousands).  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following:  foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or REIT securities, net operating losses, consent dividends, accounting treatment of notional principal contracts and distribution adjustments.  These reclassifications have no impact on net assets.

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

At December 31, 2012, the Funds’ last fiscal year end, the following Funds had capital, currency and/or PFIC mark-to-market losses (in thousands) realized after October 31, 2012 (“Post-October losses”), which were deferred for tax purposes to the first day of the current fiscal year, January 1, 2013:

Amount
Curian Dynamic Risk Advantage - Diversified Fund	$977
Curian Dynamic Risk Advantage - Aggressive Fund	70
Curian/Epoch Global Shareholder Yield Fund	1
Curian/Franklin Templeton Natural Resources Fund	396
Curian/PIMCO Credit Income Fund	26
Curian/PineBridge Merger Arbitrage Fund	89
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	2,672

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010.  Under the Act, a Fund is permitted to carry forward capital losses for an unlimited period.  Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and will not be considered exclusively short-term as under previous law.

At December 31, 2012, the Funds’ last fiscal year end, the following Funds had post-enactment unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains and will be carried forward indefinitely and retain their character as follows:

	Short Term Capital Losses	Long Term Capital Losses
Curian Dynamic Risk Advantage — Aggressive Fund	$264	$—
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	2,264	—
Curian/Van Eck International Gold Fund	41	—

As of June 30, 2013, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian Guidance - Interest Rate Opportunities Fund	$7,351	$19	$(112)	$(93)
Curian Guidance - Multi-Strategy Income Fund	6,024	14	(130)	(116)
Curian Guidance - Equity Income Fund	31,685	1,664	(162)	1,502
Curian Guidance - Conservative Fund	51,199	250	(1,573)	(1,323)
Curian Guidance - Moderate Fund	108,846	361	(3,165)	(2,804)
Curian Guidance - Growth Fund	8,608	34	(148)	(114)
Curian Guidance - Moderate Growth Fund	163,778	2,670	(4,957)	(2,287)
Curian Guidance - Maximum Growth Fund	44,902	1,230	(1,147)	83
Curian Guidance - Tactical Moderate Growth Fund	170,768	3,651	(3,458)	193
Curian Guidance - Tactical Maximum Growth Fund	44,129	1,117	(794)	323
Curian Guidance - Institutional Alt 65 Fund	91,363	2,951	(2,246)	705
Curian Guidance - Institutional Alt 100 Conservative Fund	4,935	7	(46)	(39)
Curian Guidance - Institutional Alt 100 Moderate Fund	255,960	4,265	(7,647)	(3,382)
Curian Guidance - Institutional Alt 100 Growth Fund	9,044	21	(228)	(207)
Curian Guidance - International Opportunities Conservative Fund	508	1	(13)	(12)
Curian Guidance - International Opportunities Moderate Fund	1,124	3	(45)	(42)
Curian Guidance - International Opportunities Growth Fund	1,516	8	(47)	(39)
Curian Guidance - Equity 100 Fund	25,940	2,072	(1,716)	356
Curian Guidance - Fixed Income 100 Fund	23,097	9	(653)	(644)
Curian Guidance - Real Assets Fund	1,326	8	(34)	(26)
Curian Tactical Advantage 35 Fund	40,476	578	(696)	(118)
Curian Tactical Advantage 60 Fund	69,532	1,490	(1,167)	323
Curian Tactical Advantage 75 Fund	57,672	1,549	(995)	554
Curian Dynamic Risk Advantage - Diversified Fund	304,185	—	(288)	(288)
Curian Dynamic Risk Advantage - Growth Fund	58,445	16	(293)	(277)
Curian Dynamic Risk Advantage - Income Fund	177,995	63	(2,545)	(2,482)
Curian/Aberdeen Latin America Fund	10,803	—	(1,755)	(1,755)
Curian/American Funds Growth Fund	22,838	1,539	(141)	1,398
Curian/Ashmore Emerging Market Small Cap Equity Fund	13,113	298	(1,354)	(1,056)
Curian/Baring International Fixed Income Fund	15,533	6	(818)	(812)
Curian/BlackRock Global Long Short Credit Fund	336,215	273	(5,678)	(5,405)
Curian/DFA U.S. Micro Cap Fund	158,701	27,699	(6,051)	21,648
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	596,752	197	(16,380)	(16,183)
Curian/Epoch Global Shareholder Yield Fund	25,937	1,139	(633)	506
Curian/FAMCO Flex Core Covered Call Fund	54,692	3,716	(1,144)	2,572
Curian/Franklin Templeton Frontier Markets Fund	133,739	16,904	(10,253)	6,651
Curian/Franklin Templeton Natural Resources Fund	131,742	11,631	(12,711)	(1,080)
Curian/Lazard International Strategic Equity Fund	17,496	178	(924)	(746)
Curian Long Short Credit Fund	258,797	102	(12,247)	(12,145)
Curian/Neuberger Berman Currency Fund	226,260	17	(6)	11

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2013

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian/Nicholas Convertible Arbitrage Fund
Long Investments	$224,621	$14,717	$(1,539)	$13,178
Short Investments	(91,708)	1,819	(14,319)	(12,500)
Curian/PIMCO Credit Income Fund	65,392	183	(2,170)	(1,987)
Curian/PineBridge Merger Arbitrage Fund	195,604	4,173	(1,260)	2,913
Curian/Schroder Emerging Europe Fund	20,894	306	(1,812)	(1,506)
Curian/The Boston Company Equity Income Fund	23,412	2,067	(294)	1,773
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Long Investments	180,081	17,769	(3,731)	14,038
Short Investments	(158,719)	3,550	(12,806)	(9,256)
Curian/UBS Global Long Short Income Opportunities Fund	64,492	1,002	(3,716)	(2,714)
Curian/Urdang International REIT Fund	11,037	55	(1,301)	(1,246)
Curian/Van Eck International Gold Fund	181,701	—	(66,206)	(66,206)

The tax character of distributions paid (in thousands) during the Funds’ fiscal period ended December 31, 2012 was as follows:

	Net Ordinary Income*	Long-term Capital Gain
Curian Tactical Advantage 35 Fund	$163	$—
Curian Tactical Advantage 60 Fund	254	—
Curian Tactical Advantage 75 Fund	270	—
Curian Dynamic Risk Advantage - Diversified Fund	1,402	99
Curian Dynamic Risk Advantage - Income Fund	994	—
Curian/Epoch Global Shareholder Yield Fund	313	—
Curian/FAMCO Flex Core Covered Call Fund	232	—
Curian/Franklin Templeton Natural Resources Fund	1,108	—
Curian/Nicholas Convertible Arbitrage Fund	3,326	—
Curian/PIMCO Credit Income Fund	431	—
Curian/The Boston Company Equity Income Fund	226	—

*                 Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in the 2012 return which remains subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2013.

NOTE 11.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes.

Curian Variable Series Trust (Unaudited)

Additional Disclosures

June 30, 2013

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees of certain Funds and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Net Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Net Expense Ratios	Expenses Paid During Period††

Curian Guidance - Interest Rate Opportunities Fund *	$1,000.00	$959.00	0.41%	$0.69	$1,000.00	$1,022.75	0.41%	$2.06

Curian Guidance - Multi-Strategy Income Fund *	1,000.00	952.00	0.41	0.69	1,000.00	1,022.75	0.41	2.06

Curian Guidance - Equity Income Fund	1,000.00	1,065.80	0.42	2.15	1,000.00	1,022.73	0.42	2.11

Curian Guidance - Conservative Fund	1,000.00	987.80	0.42	2.07	1,000.00	1,022.72	0.42	2.11

Curian Guidance - Moderate Fund	1,000.00	1,045.60	0.42	2.13	1,000.00	1,022.73	0.42	2.11

Curian Guidance - Growth Fund *	1,000.00	980.00	0.41	0.70	1,000.00	1,022.75	0.41	2.06

Curian Guidance - Moderate Growth Fund	1,000.00	1,025.60	0.42	2.11	1,000.00	1,022.73	0.42	2.11

Curian Guidance - Maximum Growth Fund	1,000.00	1,036.60	0.42	2.12	1,000.00	1,022.73	0.42	2.11

Curian Guidance - Tactical Moderate Growth Fund	1,000.00	1,039.70	0.42	2.12	1,000.00	1,022.73	0.42	2.11

Curian Guidance - Tactical Maximum Growth Fund	1,000.00	1,011.70	0.42	2.09	1,000.00	1,022.73	0.42	2.11

Curian Guidance - Institutional Alt 65 Fund	1,000.00	1,016.30	0.42	2.10	1,000.00	1,022.73	0.42	2.11

Curian Guidance - Institutional Alt 100 Conservative Fund *	1,000.00	984.00	0.41	0.70	1,000.00	1,022.75	0.41	2.06

Curian Guidance - Institutional Alt 100 Moderate Fund	1,000.00	999.00	0.42	2.08	1,000.00	1,022.73	0.42	2.11

Curian Guidance - Institutional Alt 100 Growth Fund *	1,000.00	963.00	0.41	0.69	1,000.00	1,022.77	0.41	2.06

Curian Guidance - International Opportunities Conservative Fund *	1,000.00	939.00	0.48	0.80	1,000.00	1,022.42	0.48	2.41

Curian Guidance - International Opportunities Moderate Fund *	1,000.00	934.00	0.44	0.73	1,000.00	1,022.63	0.44	2.21

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Net Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Net Expense Ratios	Expenses Paid During Period††

Curian Guidance - International Opportunities Growth Fund *	$1,000.00	$933.00	0.43%	$0.72	$1,000.00	$1,022.64	0.43%	$2.16

Curian Guidance - Equity 100 Fund	1,000.00	1,089.10	0.41	2.12	1,000.00	1,022.75	0.41	2.06

Curian Guidance - Fixed Income 100 Fund	1,000.00	968.30	0.41	2.00	1,000.00	1,022.74	0.41	2.06

Curian Guidance - Real Assets Fund *	1,000.00	942.00	0.44	0.74	1,000.00	1,022.61	0.44	2.21

Curian Tactical Advantage 35 Fund	1,000.00	1,006.80	0.92	4.58	1,000.00	1,020.24	0.92	4.61

Curian Tactical Advantage 60 Fund	1,000.00	1,035.50	0.92	4.64	1,000.00	1,020.25	0.92	4.61

Curian Tactical Advantage 75 Fund	1,000.00	1,054.30	0.92	4.69	1,000.00	1,020.24	0.92	4.61

Curian Dynamic Risk Advantage - Diversified Fund	1,000.00	1,014.00	1.39	6.94	1,000.00	1,017.91	1.39	6.95

Curian Dynamic Risk Advantage - Growth Fund	1,000.00	986.40	1.40	6.90	1,000.00	1,017.87	1.40	7.00

Curian Dynamic Risk Advantage - Income Fund	1,000.00	999.00	1.07	5.30	1,000.00	1,019.48	1.07	5.36

Curian/Aberdeen Latin America Fund *	1,000.00	836.00	1.86	2.95	1,000.00	1,015.55	1.86	9.30

Curian/American Funds Growth Fund	1,000.00	1,099.30	0.82	4.27	1,000.00	1,020.75	0.82	4.11

Curian/Ashmore Emerging Market Small Cap Equity Fund *	1,000.00	918.00	1.57	2.60	1,000.00	1,017.03	1.57	7.85

Curian/Baring International Fixed Income Fund *	1,000.00	943.00	1.10	1.84	1,000.00	1,019.33	1.10	5.51

Curian/BlackRock Global Long Short Credit Fund *	1,000.00	984.00	1.70	2.91	1,000.00	1,016.38	1.70	8.50

Curian/DFA U.S. Micro Cap Fund	1,000.00	1,172.10	1.27	6.84	1,000.00	1,018.49	1.27	6.36

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund *	1,000.00	968.00	1.45	2.46	1,000.00	1,017.60	1.45	7.25

Curian/Epoch Global Shareholder Yield Fund	1,000.00	1,089.80	1.17	6.06	1,000.00	1,018.99	1.17	5.86

Curian/FAMCO Flex Core Covered Call Fund	1,000.00	1,047.10	1.07	5.43	1,000.00	1,019.50	1.07	5.36

Curian/Franklin Templeton Frontier Markets Fund	1,000.00	1,045.00	1.87	9.48	1,000.00	1,015.51	1.87	9.35

Curian/Franklin Templeton Natural Resources Fund	1,000.00	961.40	1.27	6.18	1,000.00	1,018.48	1.27	6.36

Curian/Lazard International Strategic Equity Fund *	1,000.00	968.00	1.26	2.14	1,000.00	1,018.56	1.26	6.31

Curian Long Short Credit Fund *	1,000.00	967.00	1.41	2.39	1,000.00	1,017.82	1.41	7.05

Curian/Neuberger Berman Currency Fund	1,000.00	988.10	1.17	5.77	1,000.00	1,018.98	1.17	5.86

Curian/Nicholas Convertible Arbitrage Fund	1,000.00	1,026.30	1.80	9.04	1,000.00	1,015.89	1.80	9.00

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Net Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Annualized Net Expense Ratios	Expenses Paid During Period††

Curian/PIMCO Credit Income Fund	$1,000.00	$966.80	0.97%	$4.73	$1,000.00	$1,019.99	0.97%	$4.86

Curian/PineBridge Merger Arbitrage Fund	1,000.00	999.00	1.57	7.78	1,000.00	1,016.99	1.57	7.85

Curian/Schroder Emerging Europe Fund *	1,000.00	931.00	1.58	2.63	1,000.00	1,016.96	1.58	7.90

Curian/The Boston Company Equity Income Fund	1,000.00	1,168.20	1.02	5.48	1,000.00	1,019.73	1.02	5.11

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	1,000.00	967.60	3.79	18.49	1,000.00	1,005.98	3.79	18.85

Curian/UBS Global Long Short Income Opportunities Fund *	1,000.00	1,004.00	1.48	2.56	1,000.00	1,017.45	1.48	7.40

Curian/Urdang International REIT Fund*	1,000.00	880.00	1.25	2.03	1,000.00	1,018.58	1.25	6.26

Curian/Van Eck International Gold Fund	1,000.00	556.50	1.28	4.94	1,000.00	1,018.45	1.28	6.41

*  Fund has less than 6-month’s operating history.  For Funds with less than 6-month’s operating history, the amounts reported under Expenses Using Hypothetical 5% Return are not comparable to the amounts reported in Expenses Using Actual Fund Return.

†  For Funds with at least 6-month’s operating history, expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).  For Funds with less than 6-month’s operating history, expenses paid during the period are equal to the annualized net expenses ratio, multiplied by the average account value over the period since inception, then multiplied by 63/365 (to reflect the period since the Fund’s inception).

†† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds filed a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of the fiscal year on Forms N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  They are also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Guidelines.  The Board has approved the proxy voting policy and procedures (“Policy”) of the Funds’ Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers.  The Trust has adopted each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders.  The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  For example, JNAM shall permit a Sub-Adviser to abstain from voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote.  In addition, the Sub-Advisers will monitor situations that may result in a conflict of interest in accordance with their policies and procedures.  A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7799 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing Curian Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

TRUSTEES AND OFFICERS OF CURIAN VARIABLE SERIES TRUST (“TRUST”)

The interested Trustee and the Officers of the Trust (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers.  The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended June 30, 2013:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX(1)
David W. Agostine	$38,669	$0	$0	$62,500
Gregory P. Contillo	$36,714	$0	$0	$59,500
Dylan E. Taylor	$33,699	$0	$0	$55,000
Scot T. Wetzel	$36,714	$0	$0	$59,500	(2)
Joseph O’Boyle(3)	$100,000	$0	$0	$150,000

(1) The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust and Curian Series Trust (the “Fund Complex”).  The fees are allocated between the Trust and affiliated investment company based on the estimated services provided to each entity.  The total fees paid to all the independent Trustees from the Trust and Fund Complex are $236,500.

(2) Amount includes $59,500 deferred by Mr. Wetzel.

(3) Mr. O’Boyle’s compensation was paid by the Funds for his duties as Chief Compliance Officer of the Fund Complex.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing Curian Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48951 or by visiting www.jackson.com.

CURIAN VARIABLE SERIES TRUST (“TRUST”)

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of each series of the Trust (each, a “Fund”) and, as required by law, determines whether to approve and, after the initial term, continue the Funds’ advisory and sub-advisory agreement(s).

At a meeting on February 5, 2013, the Board, including all of the Independent Trustees, considered information relating to the Funds’ investment advisory and management agreement (“Advisory Agreement”) with Curian Capital, LLC (“Curian” or “Adviser”), and information relating to the investment sub-advisory agreements (each, a “Sub-Advisory Agreement,” and together, the “Sub-Advisory Agreements”) (“Agreements” refers to the Advisory Agreement and the Sub-Advisory Agreements) among Curian, the Trust and each Fund’s proposed investment sub-adviser: Aberdeen Asset Managers Limited, Ashmore EMM, L.L.C., Baring International Investment Limited, BlackRock Financial Management, Inc., BlackRock International Limited, Eaton Vance Management, Lazard Asset Management LLC, PPM America, Inc., Schroder Investment Management North America Inc., Schroder Investment Management North America Limited, UBS Global Asset Management (Americas) Inc. and Urdang Securities Management, Inc. (each, a “Sub-Adviser” and collectively, “Sub-Advisers”).  In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received this information and met twice to consider the information.  At a telephonic meeting held on January 21, 2013 and then, again, at an in-person meeting held on February 5, 2013, the Board asked questions and reviewed this information in detail and asked questions to, and received responses from, management on such information.  At its January meeting, the Board also requested further information in connection with its consideration.  At the conclusion of the Board’s discussion, the Board approved the Agreements, to be effective April 29, 2013, with each Agreement to continue in effect for two years from the date of its execution.

For each Fund, Curian and each proposed Sub-Adviser provided information related to the following factors:  (1) the nature, quality and extent of the services each proposes to provide, (2) the historical results for similarly managed strategies (where available) proposed to be provided to the applicable Fund, (3) the cost of the proposed services of the Adviser and Sub-Advisers and comparative expense information, (4) whether economies of scale may be realized as the Funds grow and whether the fee structure is designed to provide economies of scale for the Funds’ investors, and (5) other “fall-out” benefits that could be realized by Curian or the Sub-Adviser (i.e., ancillary benefits derived by Curian, a Sub-Adviser, or any of their affiliates from the relationship with the Funds).  The Board did not consider the profits of the Adviser or Sub-Advisers as the Funds had not yet commenced operations.  In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by Curian, and the Sub-Advisers, as well as the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Advisory Agreement is in the best interests of the shareholders of each Fund and that each Sub-Advisory Agreement is in the best interests of the shareholders of the applicable Fund. In reaching its conclusions, the Board considered numerous matters, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services proposed to be provided by Curian and the Sub-Advisers.

For each Fund, the Board considered the services to be provided by Curian, including, but not limited to, the oversight of the Sub-Advisers pursuant to the Advisory Agreement, the hiring and removal of Sub-Advisers pursuant to the Trust’s “Manager of Managers” exemptive order, as well as the provision of recordkeeping and compliance services to the Funds.  The Board also took into account that Curian would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent and custodian.  With respect to Curian’s oversight of the Sub-Advisers, the Board noted that Curian would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers.  The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser.  The Board noted Curian’s evaluation of the Sub-Advisers, as well as Curian’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of Curian’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications and backgrounds of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to Curian’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations and other relevant information.  The Board considered compliance reports about Curian and each Sub-Adviser from the Trust’s Chief Compliance Officer (“CCO”).

Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by Curian under the Advisory Agreement and (ii) each Fund, as applicable, is likely to benefit from the nature, extent and quality of the services to be provided by its Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Funds

The Board could not consider the performance of any Fund, or the performance of any one Sub-Adviser as each Fund had not yet commenced operations.  The Board, however, did review the performance, as of September 30, 2012, unless otherwise noted, of certain client accounts managed by a Sub-Adviser through similar mandates, where available.

Curian/Aberdeen Latin America Fund.  The Board considered the performance record of a similar Aberdeen strategy.  The Board noted that Aberdeen’s similarly managed strategy had outperformed its benchmark for each of the periods considered.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian/Ashmore Emerging Market Small Cap Equity Fund.  The Board considered the performance record of a similar Ashmore strategy.  The Board noted that Ashmore’s similarly managed strategy had outperformed its benchmark for the year-to-date, three year and five year periods.  The Board concluded that it would be in the best interest of the Fund and its shareholder to approve the Agreements.

Curian/Baring International Fixed Income Fund.  The Board considered the performance record of a similar Baring strategy.  The Board noted that Baring’s similarly managed strategy had outperformed its benchmark for each of the periods considered.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian/BlackRock Global Long Short Credit Fund.  The Board considered the performance record of a similar BlackRock strategy.  The Board noted that as of December 31, 2012, the BlackRock similarly managed strategy had outperformed its benchmark for each of the periods considered.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund.  The Board considered the performance record of a similar Eaton Vance strategy.  The Board noted that Eaton Vance’s similarly managed strategy had outperformed its benchmark for each of the periods considered.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian/Lazard International Strategic Equity Fund.  The Board considered the performance record of a similar Lazard strategy.  The Board noted that Lazard’s similarly managed strategy had outperformed its benchmark for each of the periods considered.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian Long Short Credit Fund.  The Board considered the performance record of a similar PPM America strategy.  The Board noted that PPM America’s similarly managed strategy, which did not utilize short positions, had outperformed its benchmark for all periods considered.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian/Schroder Emerging Europe Fund.  The Board considered the performance record of a similar Schroder strategy.  The Board noted that Schroder’s similarly managed strategy had outperformed its benchmark for all periods considered.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian/UBS Global Long Short Income Opportunities Fund.  The Board considered the performance record of a similar UBS strategy.  The Board noted that UBS’ similarly managed strategy had outperformed its benchmark for all periods considered.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian/Urdang International REIT Fund.  The Board considered the performance record of a similar Urdang strategy.  The Board noted that Urdang’s similarly managed strategy had outperformed its benchmark for the year-to-date, one year and five year periods.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Costs of Services

The Board reviewed the fees proposed to be paid to Curian and each Fund’s Sub-Adviser.  For each Fund, the Board reviewed fee and expense information as compared to that of funds managed by other advisers, as well as fees charged by each sub-adviser to similar clients, if any.  The Board also noted that Curian does not manage any institutional accounts with which Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and/or investment strategy (the “peer group”).  While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by Curian (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of the Fund is set forth below:

Curian/Aberdeen Latin America Fund.  While the Board noted that the Fund’s advisory and sub-advisory fees and projected total expenses were higher than the respective peer group averages, the Board noted the limited size of the peer group and the lack of similarly managed funds in the peer group.  The Board further noted Curian’s assertion that meaningful comparisons with other funds were not available and that, therefore, appropriate comparative fee data does not exist.  Nevertheless, the Board requested that Curian develop a peer group of comparable funds.  The Board considered the fees charged by the Sub-Adviser to other clients.  The Board also considered the fees paid to Curian for managing other funds in the fund complex.  The Board concluded that in light of the information received and the performance of similar strategies managed by the Sub-Adviser, it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian/Ashmore Emerging Market Small Cap Equity Fund.  The Board noted that the Fund’s projected total expenses were the same as the peer group average, even though the advisory and sub-advisory fees were higher than the respective peer group averages.  The Board concluded that it would be in the best interest of the Fund and its shareholder to approve the Agreements.

Curian/Baring International Fixed Income Fund.  The Board noted that the Fund’s advisory and sub-advisory fees were lower than the peer group average.  The Board also noted that the Fund’s projected total expenses were one basis point higher than the peer group average.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian/BlackRock Global Long Short Credit Fund.  The Board noted that the Fund’s projected total expenses were lower than the peer group average and that the Fund’s advisory fee was the same as the median of the peer group.  The Board further noted that the Fund’s sub-advisory fee was higher than the peer group average and considered the lack of funds within the peer group that had sub-advisory fees.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund, Curian Long Short Credit Fund and Curian/UBS Global Long Short Income Opportunities Fund.  While the Board noted that each Fund’s advisory and sub-advisory fees and projected total expenses were higher than the respective peer group averages, the Board noted the limited size of the peer group and the lack of similarly managed funds in the peer group.  The Board also considered the lack of funds within the peer group that had sub-advisory fees.  The Board further noted Curian’s assertion that meaningful comparisons with other funds were not available and that, therefore, appropriate comparative fee data does not exist. Nevertheless, the Board requested that Curian develop a peer group of comparable funds.  The Board considered the fees charged by each Sub-Adviser to other clients.  The Board also considered the fees paid to Curian for managing other funds in the fund complex.  The Board concluded that in light of the information received and the performance of similar strategies managed by each Sub-Adviser, it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian/Lazard International Strategic Equity Fund.  The Board noted that the Fund’s advisory fee was below the median of the peer group and noted the lack of funds within the peer group that had sub-advisory fees.  The Board also considered that the Fund’s projected total expenses were one basis point higher than the peer group median.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian/Schroder Emerging Europe Fund.  The Board noted that the Fund’s advisory and sub-advisory fees and projected total expenses were higher than the respective peer group averages and noted the lack of funds within the peer group that had sub-advisory fees.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian/Urdang International REIT Fund.  The Board noted that the Fund’s advisory fee and sub-advisory fees were only one and two basis points higher, respectively, than the peer group average and noted the lack of funds within the peer group that had sub-advisory fees.  The Board noted that the Fund’s projected total expenses were higher than the peer group average.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian Guidance — Interest Rate Opportunities Fund and Curian Guidance — Multi-Strategy Income Fund.  The Board noted that each Fund’s advisory fee was the same as the peer group median.  The Board also noted that each Fund’s projected total expenses excluding underlying fund expenses were lower than the peer group average, although each Fund’s projected total expenses including underlying fund expenses were higher than the peer group average.  The Board further noted the limited size of the peer group and the lack of similarly managed funds in the peer group.  The Board considered Curian’s assertion that meaningful comparisons with other funds was not available and that, therefore, appropriate comparative fee data does not exist.  The Board concluded that it would be in the best interest of each Fund and its shareholders to approve the Agreements.

Curian Guidance — Growth Fund.  The Board also noted that the Fund’s projected total expenses excluding underlying fund expenses were lower than the peer group average.  The Board also noted that the Fund’s advisory fee and projected total expenses including underlying fund expenses were higher than the respective peer group averages.  The Board further noted the limited size of the peer group and the lack of similarly managed funds in the peer group.  The Board considered Curian’s assertion that meaningful comparisons with other funds was not available and that, therefore, appropriate comparative fee data does not exist.  The Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian Guidance — Institutional Alt 100 Conservative Fund, Curian Guidance — Institutional Alt 100 Growth Fund and Curian Guidance — Real Assets Fund.  The Board noted that each Fund’s advisory fee and projected total expenses were higher than the respective peer group averages.  The Board also noted the limited size of the peer group and the lack of similarly managed funds in the peer group.  The Board considered Curian’s assertion that meaningful comparisons with other funds were not available and that, therefore, appropriate fee data does not exist.  The Board also considered Curian’s assertion that each Fund’s higher expenses were attributable to significant differences between the Fund’s underlying holdings and the holdings of the other funds within its peer group.  In light of all the information presented, the Board concluded that it would be in the best interest of each Fund and its shareholders to approve the Agreements.

Curian Guidance — International Opportunities Conservative Fund.  The Board noted that the Fund’s advisory fee and projected total expenses were higher than the respective peer group averages.  The Board also noted the size of the peer group and the lack of similarly managed funds in the peer group.  The Board considered Curian’s assertion that meaningful comparisons with other funds was not available and that, therefore, appropriate comparative fee data does not exist.  The Board also considered Curian’s assertion that the Fund’s higher expenses were attributable to significant differences between the Fund’s underlying holdings and the holdings of the other funds within its peer group.  In light of all the information presented, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve the Agreements.

Curian Guidance — International Opportunities Moderate Fund and Curian Guidance — International Opportunities Growth Fund.  The Board noted that each Fund’s advisory fee and projected total expenses were higher than the respective peer group averages.  The Board also noted the lack of similarly managed funds in the peer group.  The Board considered Curian’s assertion that meaningful comparisons with other funds was not available and that, therefore, appropriate comparative fee data does not exist.  The Board also considered Curian’s assertion that each Fund’s higher expenses were attributable to significant differences between the Fund’s underlying holdings and the holdings of the other funds within its peer group.  The Board concluded that it would be in the best interest of each Fund and its shareholders to approve the Agreements.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale.  Based on information provided by Curian, the Board noted that the fee arrangement for each of the sub-advised Funds—with the exception of the Curian/Aberdeen Latin America Fund—contains breakpoints that would decrease the fee rate as assets increase.    The Board concluded that the advisory fees with breakpoints in some measure share economies of scale with shareholders.

Profitability

The Board did not consider information concerning the costs incurred and profits realized by the Adviser or Sub-Advisers as the Funds had not yet commenced operations.

Other Benefits to Curian and the Sub-Advisers

In evaluating the benefits that may accrue to Curian through its relationship with the Funds, the Board noted that Curian and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent, and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by Curian or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  The Board considered Curian’s assertion that those meetings would not yield a profit to the Funds’ distributor, Sub-Advisers would not be required to participate in the meetings and recommendations to hire or fire Sub-Advisers would not be influenced by a Sub-Adviser’s willingness to participate in the meetings.  In addition, certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for these activities, in addition to payments for marketing and conferences.  The Board reviewed the monetary values of these transactions.  Lastly, certain affiliates of Curian may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with Curian, the Funds, or other clients of the Sub-adviser as a result of its relationship with the Fund(s).

CURIAN VARIABLE SERIES TRUST (“TRUST”)

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT

The Board of Trustees of the Trust (“Board”) oversees the management of each series of the Trust and, as required by law, determines whether to approve and, after the initial term, continue each fund’s advisory and sub-advisory agreement(s).

At meetings held on December 14, 2012 and March 13, 2013, the Board, including all of the Independent Trustees, considered information relating to the investment sub-advisory agreement (the “New Epoch Sub-Advisory Agreement”) for the Curian/Epoch Global Shareholder Yield Fund (the “Fund”) among Curian Capital, LLC, the Fund’s adviser (“Curian” or the “Adviser”), Epoch Investment Partners, Inc., the Fund’s sub-adviser (“Epoch” or the “Sub-Adviser”), and the Trust.  The Board previously approved an investment sub-advisory agreement for the Fund at a Board meeting held on October 5, 2011.  The Adviser recommended approving the New Epoch Sub-Advisory Agreement in anticipation of an automatic termination of the previous investment sub-advisory agreement due to a change in control of Epoch (the “Epoch Transaction”).  The Adviser asked the Board to approve a new, substantially identical agreement with the Sub-Adviser to be effective immediately upon the termination of the previous agreement.  In advance of the meetings, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Sub-Advisory Agreement.  In addition to providing the materials requested for the approval of the previous sub-advisory agreement, the Sub-Adviser provided performance data for the Fund.  The Board received this information and met to consider this information at meetings held on December 14, 2012 and March 13, 2013.  As part of its considerations, the Board also considered relevant information provided at previous meetings and the Adviser and Sub-Adviser’s confirmations that previously provided information had not changed.  The Board also considered the Adviser and Sub-Adviser’s representations that the Epoch Transaction would not affect the Sub-Adviser’s services or the personnel providing those services.  The Board asked questions and reviewed this information in detail and asked questions to, and received responses from, management on such information.  At the conclusion of the Board’s discussion, the Board approved the New Epoch Sub-Advisory Agreement, to be effective immediately upon the termination of the previous investment sub-advisory agreement.

As requested by the Board, the Sub-Adviser provided information related to the following factors:  (1) the nature, quality and extent of the services it would provide under the New Epoch Sub-Advisory Agreement, (2) the historical results for the Fund and for similarly managed strategies to be provided to the Fund, (3) the cost of the services of the Sub-Adviser and comparative expense information, (4) whether economies of scale may be realized as the Fund grows and whether the fee structure is designed to provide economies of scale for the Fund’s investors, and (5) other “fall-out” benefits that could be realized by the Sub-Adviser (i.e., ancillary benefits derived the Sub-Adviser, or any of their affiliates from its relationship with the Fund).  In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the New Epoch Sub-Advisory Agreement.

Before approving the New Epoch Sub-Advisory Agreement, the Independent Trustees met in executive session with their independent legal counsel to consider the information provided by the Adviser and Sub-Adviser, as well as the terms of the New Epoch Sub-Advisory Agreement.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the New Epoch Sub-Advisory Agreement is in the best interests of the shareholders of the Fund. In reaching its conclusions, the Board considered numerous matters, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided, and proposed to be provided, by the Sub-Adviser.

The Board considered the investment sub-advisory services provided, and proposed to be provided, by the Sub-Adviser.  The Board noted the Adviser’s evaluation of the Sub-Adviser, as well as the Adviser’s recommendation, based on its review of the Sub-Adviser, to approve the New Epoch Sub-Advisory Agreement.

The Board reviewed the qualifications and backgrounds of the Sub-Adviser’s portfolio managers who are responsible for the day-to-day management of the Fund.  The Board reviewed information pertaining to the Sub-Adviser’s organizational structure, senior management, financial stability, investment operations and other relevant information.  The Board considered compliance reports about the Sub-Adviser from the Trust’s Chief Compliance Officer (“CCO”).

Based on the foregoing, the Board concluded that (i) the Fund is likely to benefit from the nature, extent and quality of the services to be provided by its Sub-Adviser under the New Epoch Sub-Advisory Agreement.

Investment Performance of the Fund

The Board considered the performance of the Fund.  The Board noted that the Fund’s inception date was February 6, 2012, and therefore, there was limited performance data available for the Fund.  However, the Board noted that, since its inception, the Fund had outperformed its benchmark.  The Board also noted that the Sub-Adviser’s similarly managed strategy had outperformed its benchmark for the one year, three year, five year and since inception periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the New Epoch Sub-Advisory Agreement for the Fund based on its performance and the long-term performance record of the Sub-Adviser’s similarly managed strategy.

Costs of Services

The Board reviewed the fees paid, and proposed to be paid, by the Adviser to the Sub-Adviser.  While the Board also considered the Fund’s sub-advisory fee, the Board noted that the Fund’s sub-advisory fee would be paid by the Adviser (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio.  The Board considered that the Fund’s sub-advisory fee is lower than its Lipper peer group average, and that the Fund’s estimated total expense ratio is consistent with the Lipper peer group average.  The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the New Epoch Sub-Advisory Agreement.

Economies of Scale

The Board considered economies of scale and noted that the Sub-Adviser’s sub-advisory fee included breakpoints, but also acknowledged that because the sub-advisory fee is negotiated at arms’ length between the Adviser and the Sub-Adviser and is not an expense of the Fund, any breakpoints in the sub-advisory fee only benefit the Fund indirectly through potential breakpoints in the advisory fee.  The Board noted that the Adviser’s advisory fee for the Fund included breakpoints and concluded that breakpoints in some measure share economies of scale with shareholders.

Profitability

The Board did not consider information concerning the costs incurred and profits realized by the Sub-Adviser as the Fund had not completed a full fiscal year of operations.

Other Benefits to the Sub-Adviser

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Fund, the Board noted that the Sub-Adviser may pay for portions of meetings organized by the Fund’s distributor to educate wholesalers about the Fund.  The Board considered the Adviser’s assertion that those meetings would not yield a profit to the Fund’s distributor, the Sub-Adviser would not be required to participate in the meetings and recommendations to hire or fire the Sub-Adviser would not be influenced by the Sub-Adviser’s willingness to participate in the meetings.  In addition, certain affiliates of the Sub-Adviser may participate in the sale of funds or insurance contracts and are compensated by the Fund’s distributor for these activities, in addition to payments for marketing and conferences.

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Fund, the Board noted that the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Fund’s assets and may also develop additional investment advisory business with the Adviser, the Trust, or other clients of the Sub-adviser as a result of its relationship with the Fund.

CURIAN VARIABLE SERIES TRUST (“TRUST”)

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT

The Board of Trustees of the Trust (“Board”) oversees the management of each series of the Trust and, as required by law, determines whether to approve and, after the initial term, continue each fund’s advisory and sub-advisory agreement(s).

At a meeting held on March 13, 2013, the Board, including all of the Independent Trustees, considered information relating to the investment sub-advisory agreement (the “New FAMCO Sub-Advisory Agreement”) for the Curian/FAMCO Flex Core Covered Call Fund (the “Fund”) among Curian Capital, LLC, the Fund’s adviser (“Curian” or the “Adviser”), Fiduciary Asset Management, LLC, the Fund’s sub-adviser (“FAMCO” or the “Sub-Adviser”), and the Trust.  The Board previously approved a sub-advisory agreement for the Fund with FAMCO at a Board meeting held on October 5, 2011.  The Adviser recommended approving the New FAMCO Sub-Advisory Agreement in anticipation of an automatic termination of the previous investment sub-advisory agreement due to a change in control of FAMCO (the “FAMCO Transaction”).  The Adviser asked the Board to approve a new, substantially identical agreement with the Sub-Adviser to be effective upon the termination of the previous agreement.  In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the New FAMCO Sub-Advisory Agreement.  The Board also considered information received throughout the year and relevant information provided at previous meetings.  The Board received this information and met to consider this information at a meeting held on March 13, 2013.  The Board also met in person with representatives of FAMCO at the meeting and extensively discussed in detail with those representatives the FAMCO Transaction and FAMCO’s operational and business plans post the FAMCO Transaction.  The Board asked questions and reviewed this information in detail and asked questions to, and received responses from, management, FAMCO and the Adviser on such information.  At the conclusion of the Board’s discussion, the Board approved the New FAMCO Sub-Advisory Agreement with the revised terms discussed at the meeting, to be effective upon the termination of the previous investment sub-advisory agreement.

As requested by the Board, the Sub-Adviser provided information related to the following factors:  (1) the nature, quality and extent of the services it has provided, and would provide, under the New FAMCO Sub-Advisory Agreement, (2) the historical results for the Fund and for similarly managed strategies as would be provided to the Fund, (3) the cost of the services of the Sub-Adviser and comparative expense information, (4) whether economies of scale may be realized as the Fund grows and whether the fee structure is designed to provide economies of scale for the Fund’s investors, (5) the profits the Sub-Adviser derives from its relationship with the Fund, and (6) other “fall-out” benefits that could be realized by the Sub-Adviser (i.e., ancillary benefits derived the Sub-Adviser, or any of its affiliates from its relationship with the Fund).  In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the New FAMCO Sub-Advisory Agreement.

Before approving the New FAMCO Sub-Advisory Agreement, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by the Sub-Adviser, as well as the terms of the New FAMCO Sub-Advisory Agreement.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the New FAMCO Sub-Advisory Agreement is in the best interests of the shareholders of the Fund. In reaching its conclusions, the Board considered numerous matters, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided, and to be provided, by the Adviser and the Sub-Adviser.

The Board considered the investment sub-advisory services provided, and to be provided, by the Sub-Adviser.  The Board noted the Adviser’s evaluation of the Sub-Adviser, as well as the Adviser’s recommendation, based on its review of the Sub-Adviser, to approve the New FAMCO Sub-Advisory Agreement.

The Board reviewed the qualifications and background of the Sub-Adviser’s portfolio managers who are responsible for the day-to-day management of the Fund.  The Board reviewed information pertaining to the Sub-Adviser’s proposed new organizational structure, senior management, financial stability, investment operations and other relevant information.  The Board considered the due diligence review undertaken by the Trust’s Chief Compliance Officer (“CCO”) on the proposed new FAMCO structure.

Based on the foregoing, the Board concluded that (i) the Fund is likely to benefit from the nature, extent and quality of the services to be provided by its Sub-Adviser under the New FAMCO Sub-Advisory Agreement.

Investment Performance of the Fund

The Board considered the performance of the Fund.  The Board noted that the Fund’s inception date was February 6, 2012, and therefore, there was limited performance data available for the Fund.  The Board noted that the Fund had outperformed the CBOE Buy Write Index since inception.  The Board also noted that the Sub-Adviser’s similarly managed strategy had outperformed the CBOE Buy Write Index for the calendar years ended 2012, 2011 and 2010.  The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the New FAMCO Sub-Advisory Agreement for this Fund based on its performance and the long-term performance record of the Sub-Adviser’s similarly managed strategy.

Costs of Services

The Board reviewed the fees paid, and proposed to be paid, by the Adviser to the Sub-Adviser.  The Board also reviewed the fees the Sub-Adviser charged to a similarly managed fund.  While the Board also considered the Fund’s sub-advisory fee and noted that there were not any funds in the peer group with sub-advisory fees, the Board noted that the Fund’s sub-advisory fee would be paid by the Adviser (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio.  The Board noted that the Fund’s total expense ratio is lower than its Lipper peer group average.  The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the New FAMCO Sub-Advisory Agreement.

Economies of Scale

The Board considered economies of scale and noted that the Sub-Adviser’s sub-advisory fee included breakpoints, but also acknowledged that because the sub-advisory fee is negotiated at arms’ length between the Adviser and the Sub-Adviser and is not an expense of the Fund, any breakpoints in the sub-advisory fee only benefit the Fund indirectly through potential breakpoints in the advisory fee.  The Board noted that the Adviser’s advisory fee for the Fund included breakpoints and concluded that those breakpoints in some measure share economies of scale with shareholders.

Profitability

The Board considered information concerning the costs incurred and profits realized by the Sub-Adviser.  The Board determined that the profits realized by the Sub-Adviser were not unreasonable.

Other Benefits to the Sub-Adviser

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Fund, the Board noted that the Sub-Adviser may pay for portions of meetings organized by the Fund’s distributor to educate wholesalers about the Fund.  The Board considered the Adviser’s assertion that those meetings would not yield a profit to the Fund’s distributor, the Sub-Adviser would not be required to participate in the meetings and recommendations to hire or fire the Sub-Adviser would not be influenced by the Sub-Adviser’s willingness to participate in the meetings.

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Fund, the Board noted that the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Fund’s assets and may also develop additional investment advisory business with the Adviser, the Trust, or other clients of the Sub-adviser as a result of its relationship with the Fund.

CURIAN VARIABLE SERIES TRUST (“TRUST”)

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of each series of the Trust (each, a “Fund”) and, as required by law, determines whether to approve and, after the initial term, continue each Fund’s advisory and sub-advisory agreement(s).

At a meeting held on June 5, 2013, the Board, including all of the Independent Trustees, considered information relating to the Funds’ investment advisory and management agreement (“Advisory Agreement”) with Curian Capital, LLC (“Curian” or “Adviser”) and information relating to the investment sub-advisory agreements (each, a “Sub-Advisory Agreement,” and together, the “Sub-Advisory Agreements”) (“Agreements” refers to the Advisory Agreement and the Sub-Advisory Agreements) among Curian, the Trust and each Fund’s proposed investment sub-adviser: DoubleLine Capital LP, T. Rowe Price Associates, Inc., The London Company of Virginia, LLC and WCM Investment Management (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).  At the June 5, 2013 meeting, the Board, including all of the Independent Trustees, also considered information relating to an amendment to a previously approved sub-advisory agreement (also a “Sub-Advisory Agreement”) among Curian, AQR Capital Management, LLC (“AQR,” and also a “Sub-Adviser”) and the Trust on behalf of the Curian/AQR Risk Parity Fund, which had not commenced operations (the “AQR Fund”).  The amendment proposed to reduce the sub-advisory fee rate that Curian pays to AQR.  In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received this information and met twice to consider the information.  At a telephonic meeting held on May 15, 2013, and then, again, at the in-person meeting held on June 5, 2013, the Board asked questions and reviewed this information in detail and asked questions to, and received responses from, management on such information.  At its May meeting, the Board also requested further information in connection with its consideration.  At the conclusion of the Board’s discussions, the Board approved the Agreements.

For each Fund, Curian and each proposed Sub-Adviser provided information related to the following factors:  (1) the nature, quality and extent of the services each proposes to provide, (2) the historical results for similarly managed strategies (where available) proposed to be provided to the applicable Fund, (3) the cost of the proposed services of the Adviser and Sub-Advisers and comparative expense information, (4) whether economies of scale may be realized as the Funds grow and whether the fee structure is designed to provide economies of scale for the Funds’ investors, and (5) other “fall-out” benefits that could be realized by Curian or the Sub-Advisers (i.e., ancillary benefits derived by Curian, a Sub-Adviser, or any of their affiliates from the relationship with the Funds).  The Board did not consider the profits of the Adviser or Sub-Advisers as the Funds had not yet commenced operations.  In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by Curian and the Sub-Advisers, as well as the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Advisory Agreement is in the best interests of the shareholders of each Fund and that each Sub-Advisory Agreement is in the best interests of the shareholders of the applicable Fund.  In reaching its conclusions, the Board considered numerous matters, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services proposed to be provided by Curian and the Sub-Advisers.

For each Fund, the Board considered the services to be provided by Curian, including, but not limited to, the oversight of the Sub-Advisers pursuant to the Advisory Agreement, the hiring and removal of Sub-Advisers pursuant to the Trust’s “Manager of Managers” exemptive order, as well as the provision of recordkeeping and compliance services to the Funds.  The Board also took into account that Curian would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent and custodian.  With respect to Curian’s oversight of the Sub-Advisers, the Board noted that Curian would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers.  The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser.  The Board noted Curian’s evaluation of the Sub-Advisers, as well as Curian’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of Curian’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, as applicable, and also reviewed the qualifications and backgrounds of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to Curian’s and each Sub-Adviser’s organizational structure, senior management, financial condition, investment operations and other relevant information.  The Board considered compliance reports about Curian and each Sub-Adviser from the Trust’s Chief Compliance Officer (“CCO”).

Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by Curian under the Advisory Agreement and (ii) each Fund, as applicable, is likely to benefit from the nature, extent and quality of the services to be provided by its Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Fund and the Sub-Adviser

The Board could not consider the performance of any Fund, or the performance of any one Sub-Adviser as each Fund had not yet commended operations.  The Board, however, did review the performance, as of March 31, 2013, unless otherwise noted, of certain client accounts managed by a Sub-Adviser through similar mandates, where available.

Curian/American Funds Global Growth Fund.  The Board noted that the Curian/American Funds Global Growth Fund will operate as a “feeder fund” and will invest all of its assets in Class 1 shares of the American Funds Insurance Series Global Growth Fund (the “Master Fund”).  The Board considered the performance record of the Master Fund.  The Board noted that the Master Fund had outperformed its benchmark for the one-, three-, five- and ten-year periods.  The Board concluded from its review that it would be in the best interests of the Fund and its shareholders to approve the Advisory Agreement.

Curian/DoubleLine Total Return Fund.  The Board considered the performance record of a composite of similarly managed strategies, including the performance record of a similarly-managed predecessor strategy.  The Board noted that the composite of similarly managed strategies had outperformed its benchmarks for the one-, three-, five- and ten year periods.  The Board concluded from its review that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Curian/T. Rowe Price Capital Appreciation Fund.  The Board considered the performance record of a similar T. Rowe Price Associates, Inc. (“T. Rowe Price”) strategy.  The Board noted that T. Rowe Price’s similarly managed strategy had outperformed its benchmark, the S&P 500 Index, for the five- and ten-year periods.  The Board also noted that the similar strategy had delivered this performance with less exposure to equity risk than its benchmark.  The Board concluded from its review that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Curian Focused U.S. Equity Fund.  The Board considered the performance record of a similar The London Company of Virginia, LLC (“The London Company”) strategy.  The Board noted that The London Company’s similarly managed strategy had outperformed its benchmarks for each of the periods considered from the inception of the similarly managed strategy in July 2009.  The Board concluded from its review that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Curian Focused International Equity Fund.  The Board considered the performance record of a similar WCM Investment Management (“WCM”) strategy.  The Board noted that WCM’s similarly managed strategy had outperformed its benchmark for the year-to-date, one-, three- and five-year periods.  The Board concluded from its review that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Curian/AQR Risk Parity Fund.  The Board considered the simulated performance record of the AQR strategy using a back-tested investment model.  The Board noted that the simulated performance was necessary because AQR’s similarly managed strategy was different than the Fund’s proposed strategy and, as a result, the back-tested model’s results were the most appropriate way for the Board to consider the strategy’s past performance.  The Board noted that the back-tested model had outperformed its benchmark for the one-, three-, five- and ten-year periods.  The Board concluded from its review that it would be in the best interests of the Fund and its shareholders to approve the Amendment.

Costs of Services

The Board reviewed the fees proposed to be paid to Curian and each Fund’s Sub-Adviser, as applicable.  For each Fund, the Board reviewed fee and expense information as compared to that of funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any.  The Board also noted that Curian does not manage any institutional accounts with which the Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and/or investment strategy (the “peer group”).  While the Board also considered each applicable Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group and to the fee charged by each Sub-Adviser to other, similarly managed accounts (where applicable), the Board noted that each applicable Fund’s sub-advisory fee would be paid by Curian (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

When reviewing the fees proposed to be paid, the Board considered that Curian was proposing to waive a portion of its advisory fee for each Fund pursuant to a fee waiver agreement (“Fee Waiver”) between Curian and each Fund.  The Board noted that, for each Fund except the Curian/American Funds Global Growth Fund, the Fee Waiver would be in effect for one year from the effective date of the Funds’ registration statement and that the Fee Waiver would automatically renew unless (1) amended or terminated by Curian as to one or more Funds upon written notice to the Board 30 days prior to the end of the then current term or (2) amended or terminated by the Board at the end of the then current term.  The Board noted that for the Curian/American Funds Global Growth Fund the Fee Waiver would be in effect until such time as that Fund no longer operates as a “feeder fund” or one year from the effective date of its registration statement, whichever is later.  Unless otherwise indicated below, the proposed fees under Board consideration reflect the Fee Waiver applicable for each Fund.

Further detail considered by the Board regarding the advisory and sub-advisory fees, as applicable, of each Fund is set forth below:

Curian/American Funds Global Growth Fund.  The Board noted that the Fund’s advisory fee and estimated total expense ratio excluding underlying fund expenses were below the respective peer group averages.  The Board also noted that the projected total expense ratio including underlying fund expenses was equal to the peer group average.  The Board concluded from its review that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Curian/DoubleLine Total Return Fund.  The Board noted that the Fund’s advisory fee was lower than its peer group average.  The Board considered the lack of funds within the peer group that had sub-advisory fees.  The Board also noted that the Fund’s projected total expense ratio was the same as the peer group average.  The Board concluded from its review that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Curian/T. Rowe Price Capital Appreciation Fund.  The Board noted that the Fund’s advisory fee was lower than the peer group average.  The Board also noted that the Fund’s sub-advisory fee was higher than the peer group average.  The Board noted that notwithstanding the higher sub-advisory fee the Fund’s projected total expense ratio was the same as the peer group average.  In light of all the information presented, the Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Curian Focused U.S. Equity Fund.  The Board noted that the Fund’s advisory fee was lower than the peer group average.  The Board also noted that the Fund’s sub-advisory fee was higher than the peer group average.  The Board also considered Curian’s assertion that, unlike comparable strategies in its peer group, the Fund’s investment mandate requires extensive fundamental analysis that is more expensive for the Sub-Adviser than for sub-advisers of comparable strategies and that, therefore, appropriate comparative sub-advisory fee data does not exist. The Board also noted that, notwithstanding the higher sub-advisory fee, the Fund’s projected total expense ratio was the same as the peer group average.  In light of all the information presented, the Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Curian Focused International Equity Fund.  The Board considered that the Fund’s projected total expense ratio was the same as the peer group average.  The Board noted that the Fund’s advisory and sub-advisory fees were higher than its peer group average by three basis points and two basis points, respectively.  The Board also noted that of the four other funds in the Fund’s peer group with sub-advisory fees, three of those funds have the same sub-advisory fee as the Fund.  In light of all the information presented, the Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Curian/AQR Risk Parity Fund.  The Board first noted that it had previously approved advisory and sub-advisory agreements for the Fund and that the item under consideration was an amendment to the Fund’s Sub-Advisory Agreement to reduce the Fund’s sub-advisory fee.  The Board then noted that while the proposed reduction in fee resulted in a sub-advisory fee that is higher than the peer group average, the reduction resulted in a Fund projected total expense ratio that equaled the peer group average.  In light of all the information presented, the Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Sub-Advisory Agreement.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale.  Based on information provided by Curian, the Board noted that the fee arrangement for each of the Funds contains breakpoints that would decrease the fee rate as assets increase.  The Board concluded that the advisory fees with breakpoints in some measure share economies of scale with the shareholders.

Profitability

The Board did not consider information concerning the costs incurred and profits realized by the Adviser or Sub-Advisers as the Funds had not yet commenced operations.

Other Benefits to the Sub-Adviser

In evaluating the benefits that may accrue to Curian through its relationship with the Funds, the Board noted that Curian and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, sub-administrator, transfer agent and distributor, and would receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by Curian or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  The Board considered Curian’s assertion that those meetings would not yield a profit to the Funds’ distributor, Sub-Advisers would not be required to participate in the meetings and recommendations to hire or fire Sub-Advisers would not be influenced by a Sub-Adviser’s willingness to participate in the meetings.  In addition, certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for these activities, in addition to payments for marketing and conferences.  The Board reviewed the monetary values of these transactions.  Lastly, certain affiliates of Curian may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with Curian, the Funds or other clients of the Sub-adviser as a result of its relationship with the Fund(s).

SUPPLEMENT DATED JUNE 6, 2013

TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

CURIAN VARIABLE SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective June 6, 2013, unless otherwise noted below.

In the prospectus for the Curian Guidance — Interest Rate Opportunities Fund in the sub-section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.23%
Acquired Fund Fees and Expenses(2)	1.28%
Total Annual Fund Operating Expenses	1.71%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.71%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance — Multi-Strategy Income Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.23%
Acquired Fund Fees and Expenses(2)	1.07%
Total Annual Fund Operating Expenses	1.50%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.50%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance — Equity Income Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.26%
Acquired Fund Fees and Expenses(2)	1.25%
Total Annual Fund Operating Expenses	1.71%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.71%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the summary prospectus for the Curian Guidance — Conservative Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.26%
Acquired Fund Fees and Expenses(2)	1.13%
Total Annual Fund Operating Expenses	1.59%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.59%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance — Moderate Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.26%
Acquired Fund Fees and Expenses(2)	1.21%
Total Annual Fund Operating Expenses	1.67%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.67%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance — Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.23%
Acquired Fund Fees and Expenses(2)	1.25%
Total Annual Fund Operating Expenses	1.68%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.68%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance — Moderate Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.26%
Acquired Fund Fees and Expenses(2)	1.28%
Total Annual Fund Operating Expenses	1.74%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.74%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance — Maximum Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.26%
Acquired Fund Fees and Expenses(2)	1.34%
Total Annual Fund Operating Expenses	1.80%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.80%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance — Tactical Moderate Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.26%
Acquired Fund Fees and Expenses(2)	1.12%
Total Annual Fund Operating Expenses	1.58%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.58%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance — Tactical Maximum Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.26%
Acquired Fund Fees and Expenses(2)	1.42%
Total Annual Fund Operating Expenses	1.88%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.88%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance — Institutional Alt 65 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.26%
Acquired Fund Fees and Expenses(2)	1.57%
Total Annual Fund Operating Expenses	2.03%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	2.03%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance — Institutional Alt 100 Conservative Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.23%
Acquired Fund Fees and Expenses(2)	1.76%
Total Annual Fund Operating Expenses	2.19%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	2.19%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance — Institutional Alt 100 Moderate Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.26%
Acquired Fund Fees and Expenses(2)	1.85%
Total Annual Fund Operating Expenses	2.31%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	2.31%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance — Institutional Alt 100 Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.23%
Acquired Fund Fees and Expenses(2)	1.68%
Total Annual Fund Operating Expenses	2.11%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	2.11%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance — International Opportunities Conservative Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.23%
Acquired Fund Fees and Expenses(2)	1.13%
Total Annual Fund Operating Expenses	1.56%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.56%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance — International Opportunities Moderate Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.23%
Acquired Fund Fees and Expenses(2)	1.23%
Total Annual Fund Operating Expenses	1.66%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.66%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance — International Opportunities Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.23%
Acquired Fund Fees and Expenses(2)	1.30%
Total Annual Fund Operating Expenses	1.73%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.73%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance — Equity 100 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.26%
Acquired Fund Fees and Expenses(2)	0.86%
Total Annual Fund Operating Expenses	1.32%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.32%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance — Fixed Income 100 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.26%
Acquired Fund Fees and Expenses(2)	0.74%
Total Annual Fund Operating Expenses	1.20%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.20%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the current fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the prospectus for the Curian Guidance — Real Assets Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses(1)	0.23%
Acquired Fund Fees and Expenses(2)	1.19%
Total Annual Fund Operating Expenses	1.62%
Less Waiver/Reimbursement(3)	0.00%
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.62%

(1) “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

(3) Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion.  This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Effective June 7, 2013, in the section entitled “Summary Overview of Each Fund,” subsection “Portfolio Management” for the Curian Guidance — Equity 100 Fund, Curian Guidance — Fixed Income 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage — Diversified Fund, Curian Dynamic Risk Advantage — Growth Fund, and Curian Dynamic Risk Advantage — Income Fund, please remove the line item relating to James R. Ferrin and replace it with the following:

Name:	Joined Fund Management Team In:	Title:
Jonathan Shiffer	June 2013	Vice President and Portfolio Manager, Curian Capital

This supplement is dated June 6, 2013.

(To be used with JMV8037 04/13 and JMV8037NY 04/13.)	CMV11173 06/13

SUPPLEMENT DATED JULY 1, 2013

TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

CURIAN VARIABLE SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective July 1, 2013, unless otherwise noted below.

In the summary prospectus for the Curian/PineBridge Merger Arbitrage Fund, in the section entitled “Principal Investment Strategies,” please delete the second paragraph under this section in its entirety and replace it with the following:

The Fund is permitted to hold long and short equity positions and generally invests in securities of U.S. and Canadian companies, but also may invest its assets in other foreign securities, including foreign receipts.  The Fund may invest in companies with large, medium, or small capitalizations.  The Fund may, as applicable, utilize leverage or engage in derivative transactions.  The Fund may also invest in various types of corporate and government debt obligations as part of its M&A arbitrage strategy.  Additionally, there may be periods of time where there are limited M&A investment opportunities and the Fund may invest large positions in cash or cash equivalents.

In the summary prospectus for the Curian/Van Eck International Gold Fund, in the section entitled “Principal Investment Strategies,” please add the following paragraphs to the end of the section:

The Fund will seek to gain exposure to commodity futures, gold bullion and other metals primarily by investing in Curian/Van Eck International Gold Fund Ltd. (“Subsidiary”), which invests primarily in gold bullion, gold futures and other instruments that provide direct or indirect exposure to gold, including ETFs, and also may invest in silver, platinum and palladium bullion and futures.

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. The Fund may invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to regulated investment companies (“RICs”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in precious metals as described above and commodity-related investments subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.  The Subsidiary is advised by the Adviser and Van Eck Associates Corporation, the Fund’s sub-adviser, and has the same money managers as the Fund. The Fund’s Chief Financial Officer and Chief Legal Officer serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the Subsidiary portfolio pursuant to which the Adviser has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “Advisory Fee” in the Prospectus.

In the summary prospectus for the Curian/Van Eck International Gold Fund, in the section entitled “Principal Risks of Investing in the Fund,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  (In the descriptions below of risks related to investments in commodities – except that describing federal income tax risks – references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the Curian/Van Eck International Gold Fund, in the section entitled “Principal Risks of Investing in the Fund,” please delete the “Commodity-linked derivatives risk” and replace it in its entirety with the following:

•                  Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes

1

are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

In the summary prospectus for the Curian/Van Eck International Gold Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risks:

•                  Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•                  Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•                  Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

This supplement is dated July 1, 2013.

(To be used with JMV7698 04/13, VC5869 04/13, JMV7697 04/13, VC5890 04/13, VC5890ML 04/13, VC4224 04/13, JMV8798 04/13, JMV9476 04/13, JMV5763ML 04/13, JMV9476ML 04/13, JMV5763WF 04/13, JMV9476WF 04/13, VC5995 04/13, JMV5765 04/13, JMV2731 04/13, JMV8037 04/13, JMV7698NY 04/13, NV5869 04/13, JMV7697NY 04/13, NV5890 04/13, NV4224 04/13, JMV9476NY 04/13, NV4224WF 04/13, JMV9476WFNY 04/13, NMV2731 04/13, JMV8037NY 04/13, FVC4224FT 04/13, VC5526 04/13, VC3656 04/13, VC3657 04/13, VC3723 04/13, NV5526 04/13, NV3174 04/13, NV3174CE 04/13, JMV9476L 04/13, JMV9476LNY 04/13, and NV3784 04/13.)

CMV11297 07/13

2

Curian Variable Series Trust	PRSRT STD
7601 Technology Way	U.S. POSTAGE
Denver, CO 80237	PAID
JACKSON NATIONAL
ASSET MANAGEMENT
L.L.C.

IIS9331 07/13

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Below is a Schedule I – Investments in securities of unaffiliated issuers for the Curian/BlackRock Global Long Short Credit Fund, the Curian/DFA U.S. Micro Cap Fund, the Curian Long Short Credit Fund, the Curian/PIMCO Credit Income Fund, and the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund, for which a summary schedule of investments was provided in the Semi-Annual Report dated June 30, 2013, pursuant to §210.1212 of Regulation S-X.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2013

Curian/BlackRock Global Long Short Credit Fund

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Financials	11.7%
Non-U.S. Government Agency ABS	6.7
Consumer Discretionary	5.3
Government Securities	4.1
Industrials	2.7
Telecommunication Services	1.9
Consumer Staples	1.6
Materials	1.3
Energy	1.3
Information Technology	1.1
Utilities	0.4
Health Care	0.3
Investment Companies	1.2
Short Term Investments	60.4
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Government Securities	98.4%
Information Technology	1.6
Total Short Investments	100.0%

	Shares/Par †	Value
COMMON STOCKS - 0.1%
UNITED STATES OF AMERICA - 0.1%
NXP Semiconductor NV	8	$232

Total Common Stocks (cost $234)		232

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 7.7%

CANADA - 0.4%
Air Canada Pass-Through Trust
6.63%, 05/15/18 (a)	$700	703
5.38%, 05/15/21 (a)	430	442
		1,145
GUERNSEY - 0.4%
Doric Nimrod Air Alpha Pass-Through Trust, 5.25%, 05/30/23 (a)	1,300	1,300

GERMANY - 0.5%
German Residential Funding Plc, 0.00%, 08/27/18 (b) (c) (d)	1,100	1,432

ITALY - 0.1%
Banca Monte dei Paschi di Siena SpA, 4.88%, 09/15/16 (b)	175	231

SPAIN - 0.5%
AyT Cedulas Cajas XXIII Fondo de Titulizacion de Activos, 4.75%, 06/15/16	1,000	1,316

UNITED KINGDOM - 0.5%
Granite Master Issuer Plc
0.32%, 12/17/54 (b) (c), EUR	593	751
0.32%, 12/20/54 (b) (c), EUR	544	689
		1,440
UNITED STATES OF AMERICA - 5.3%
Acas Clo Ltd., 0.49%, 04/20/21 (a) (c)	1,355	1,326
American Airlines Pass-Through Trust
6.13%, 07/15/18 (a)	1,750	1,689
5.63%, 01/15/21 (a)	1,800	1,782
4.00%, 07/15/25 (a)	450	427
Continental Airlines Inc. Pass-Through Trust, 5.50%, 10/29/20	230	232
Continental Airlines Pass-Through Certificates, 6.13%, 04/29/18	1,000	1,010
ECP CLO Ltd., 3.27%, 03/17/22 (a) (c)	645	631
Flatiron CLO Ltd., 4.78%, 10/25/24 (a)	250	246
KKR CLO Trust, 1.45%, 07/15/22 (a) (d)	500	491
Mountain Hawk CLO Ltd., 1.43%, 07/22/24 (a) (d)	460	456
OZLM Funding Ltd., 3.47%, 07/22/25 (a) (d)	750	718
Race Point V CLO Ltd., 2.77%, 12/15/22 (a)	700	689
Tyron Park CLO Ltd., 3.77%, 07/15/25 (a) (c) (d)	500	491
US Airways Pass-Through Trust
5.45%, 06/03/18	2,700	2,565
8.00%, 10/01/19	230	251
6.75%, 06/03/21	680	707
5.38%, 11/15/21	1,620	1,598
		15,309
Total Non-U.S. Government Agency Asset-Backed Securities (cost $22,734)		22,173

CORPORATE BONDS AND NOTES - 31.5%

BELGIUM - 0.1%
Barry Callebaut Services NV, 5.50%, 06/15/23 (a)	$216	215

CANADA - 0.3%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)	205	217
VPII Escrow Corp., 6.75%, 08/15/18 (a)	557	571
		788
CZECH REPUBLIC - 0.2%
RPG Byty Sro, 6.75%, 05/01/20 (b), EUR	400	479

FINLAND - 0.5%
Citycon OYJ, 3.75%, 06/24/20 (b), EUR	1,120	1,440

FRANCE - 1.8%
Aeroports de Paris, 2.75%, 06/05/28, EUR	500	624
Autoroutes du Sud de la France SA, 2.88%, 01/18/23, EUR	1,200	1,572
Electricite de France SA, 2.75%, 03/10/23 (b), EUR	200	255
Eutelsat SA, 3.13%, 10/10/22 (b), EUR	400	523
Gecina SA, 2.88%, 05/30/23, EUR	400	495
Plastic Omnium SA, 2.88%, 05/29/20, EUR	1,300	1,597
		5,066
GERMANY - 1.9%
Allianz Finance II BV, 5.75%, 07/08/41, EUR	400	575
Bayerische Landesbank, 4.50%, 02/07/19 (b), EUR	800	906
Continental Rubber of America Corp., 4.50%, 09/15/19 (a)	875	901
Evonik Industries AG, 1.88%, 04/08/20 (b), EUR	520	661
HSH Nordbank AG, 1.04%, 02/14/17 (b), EUR	800	639
Muenchener Rueckversicherungs AG, 6.00%, 05/26/41 (b), EUR	400	591
Schaeffler Finance BV, 4.25%, 05/15/18 (b), EUR	809	1,032
		5,305
IRELAND - 0.6%
CRH Finance Ltd., 3.13%, 04/03/23 (b), EUR	650	827

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
DEPFA Bank Plc, 0.91%, 12/15/15, EUR	800	849
		1,676
ITALY - 1.2%
Enel Finance International NV, 4.88%, 04/17/23 (b), EUR	400	538
Snam SpA, 3.88%, 03/19/18 (b), EUR	405	555
Telecom Italia SpA, 6.38%, 06/24/19, GBP	1,000	1,554
UniCredit SpA, 6.95%, 10/31/22 (b), EUR	620	827
		3,474
JAMAICA - 0.1%
Digicel Ltd., 6.00%, 04/15/21 (a)	375	354

JERSEY - 0.4%
Atrium European Real Estate Ltd., 4.00%, 04/20/20 (b), EUR	800	1,037

LUXEMBOURG - 1.4%
Ardagh Packaging Finance Plc, 7.00%, 11/15/20 (a)	220	212
GELF Bond Issuer I SA, 3.13%, 04/03/18 (b), EUR	1,215	1,567
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	276	290
ION Trading Technologies S.A.R.L. Term Loan B, 4.75%, 05/22/20 (c)	440	437
IVS F. SpA, 7.13%, 04/01/20 (b), EUR	650	812
Servus Luxembourg Holding SCA, 7.75%, 06/15/18 (b), EUR	599	766
		4,084
NETHERLANDS - 0.8%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	400	382
ING Bank NV, 0.95%, 05/23/16	525	499
NXP BV
3.75%, 06/01/18 (a)	650	637
5.75%, 02/15/21 (a)	323	327
TMF Group Holding BV, 9.88%, 12/01/19 (b), EUR	320	417
		2,262
NORWAY - 0.1%
Seadrill Ltd., 5.63%, 09/15/17 (a)	354	349

PORTUGAL - 0.3%
Caixa Geral de Depositos SA, 5.63%, 12/04/15 (b), EUR	600	797

SPAIN - 2.1%
Ayt Cedulas Cajas Global
3.50%, 03/14/16, EUR	800	1,029
3.75%, 12/14/22, EUR	800	864
AyT Cedulas Cajas X Fondo de Titulizacion, 0.29%, 06/30/15, EUR	1,000	1,220
Caja Rural de Navarra, 2.88%, 06/11/18 (b), EUR	600	756
Cedulas TDA 6 Fondo de Titulizacion de Activos
3.88%, 05/23/25, EUR	800	808
4.25%, 04/10/31, EUR	800	754
Telefonica Emisiones SAU, 3.19%, 04/27/18	560	542
		5,973
SWITZERLAND - 0.3%
Dufry Finance SCA, 5.50%, 10/15/20 (a)	264	265
UBS AG, 4.75%, 05/22/23 (b)	660	624
		889
UNITED KINGDOM - 5.2%
AA Bond Co. Ltd.
9.50%, 07/31/19 (b), GBP	390	615
6.27%, 07/31/25 (b), GBP	740	1,147
Barclays Bank Plc
4.75% (callable at 100 beginning 03/15/20) (g), EUR	400	374
6.63%, 03/30/22 (b), EUR	400	583
BUPA Finance Plc, 5.00%, 04/25/23 (b), GBP	340	490
Co-operative Group Holdings 2011, 6.88%, 07/08/20 (b), GBP	340	476
Enterprise Inns Plc, 6.50%, 12/06/18 (b), GBP	853	1,271
GKN Holdings Plc, 5.38%, 09/19/22 (b), GBP	680	1,034
House of Fraser Funding Plc, 8.88%, 08/15/18 (b), GBP	563	888
Lloyds TSB Bank Plc
6.50%, 03/24/20 (b), EUR	380	542
11.88%, 12/16/21 (b), EUR	400	630
Nationwide Building Society, 4.13%, 03/20/23 (b), EUR	500	616
Punch Taverns Finance B Ltd., 4.77%, 06/30/33, GBP	722	1,022
Rio Tinto Finance USA Plc, 2.25%, 12/14/18	1,325	1,287
Standard Chartered Plc, 3.95%, 01/11/23 (a)	255	237
Unique Pub Finance Co. Plc, 5.66%, 06/30/27, GBP	1,671	2,352
Vodafone Group Plc, 8.13%, 11/26/18, GBP	680	1,318
		14,882
UNITED STATES OF AMERICA - 14.2%
ADT Corp., 4.13%, 06/15/23	300	282
Aircastle Ltd., 7.63%, 04/15/20	420	462
Ally Financial Inc., 8.00%, 11/01/31	351	422
American Tower Corp., 3.50%, 01/31/23	1,080	988
Amscan Holdings Inc. Term Loan, 4.25%, 07/25/19 (c)	550	545
APX Group Inc., 6.38%, 12/01/19 (a)	358	340
ARAMARK Corp., 5.75%, 03/15/20 (a)	478	489
Arysta Lifescience Corp. Term Loan B, 4.50%, 05/20/20 (c)	185	183
Aurora USA Oil & Gas Inc.
9.88%, 02/15/17 (a)	206	214
7.50%, 04/01/20 (a)	194	190
Bank of America Corp.
5.65%, 05/01/18	1,100	1,222
3.30%, 01/11/23	590	557
BJ’S Wholesale Club Inc. Term Loan, 4.25%, 09/26/19 (c)	545	542
Ceridian Corp.
8.88%, 07/15/19 (a)	368	409
11.00%, 03/15/21 (a)	750	829
Chesapeake Energy Corp., 5.75%, 03/15/23	403	408
Citigroup Inc.
5.95% (callable at 100 beginning 01/30/23) (c) (g)	530	527
8.13%, 07/15/39	1,150	1,520
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20	313	324
6.50%, 11/15/22 (a)	306	315
CNH Capital LLC, 3.63%, 04/15/18 (a)	560	533
Comcast Corp., 4.25%, 01/15/33	1,000	958
DIRECTV Holdings LLC, 3.80%, 03/15/22	230	221
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/01/42	230	204
Energy Transfer Partners LP, 6.50%, 02/01/42	110	117
Enterprise Products Operating LLC, 4.45%, 02/15/43	680	604

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Ford Motor Co., 4.75%, 01/15/43	450	396
Ford Motor Credit Co. LLC, 1.53%, 05/09/16	680	685
GE Capital European Funding, 1.00%, 05/02/17 (b), EUR	790	1,012
General Electric Capital Corp., 6.25%, (callable at 100 beginning 12/15/22) (c) (g)	500	531
General Motors Financial Co. Inc.
2.75%, 05/15/16 (a)	403	397
3.25%, 05/15/18 (a)	760	739
GETCO Financing Escrow LLC, 8.25%, 06/15/18 (a)	55	52
Glencore Funding LLC
1.57%, 01/15/19 (a)	1,100	1,022
4.13%, 05/30/23 (a)	1,362	1,214
HD Supply Inc.
8.13%, 04/15/19	454	497
7.50%, 07/15/20 (a)	476	482
ING US Inc., 5.65%, 05/15/53 (a)	245	230
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 01/15/19 (a)	118	116
Jefferies Group LLC
5.13%, 01/20/23	450	446
6.50%, 01/20/43	90	86
KCG Holdings Inc. Term Loan B, 5.25%, 11/21/17 (c)	75	74
Level 3 Communications Inc., 8.88%, 06/01/19	367	382
Level 3 Financing Inc., 8.13%, 07/01/19	665	698
Lynx II Corp., 7.00%, 04/15/23 (b), GBP	340	515
MacDermid Inc. Term Loan, 4.00%, 06/15/20 (c)	500	497
Maxim Integrated Products Inc., 3.38%, 03/15/23	440	413
Meccanica Holdings USA Inc.
6.25%, 07/15/19 (a)	510	523
6.25%, 01/15/40 (a)	920	763
MetLife Inc., 6.40%, 12/15/36	1,200	1,227
Morgan Stanley, 5.63%, 09/23/19	1,250	1,343
Nuance Communications Inc., 5.38%, 08/15/20 (a)	223	218
Onex Carestream Finance LP Term Loan, 8.50%, 12/04/19 (c)	200	196
Onex Carestream Finance LP Term Loan B, 5.00%, 06/04/19 (c)	305	301
OSI Restaurant Partners LLC Term Loan, 3.50%, 10/23/19 (c)	215	214
Oxea Finance & Cy SCA Term Loan, 8.50%, 07/15/20 (c)	90	90
Oxea Finance & Cy SCA Term Loan B-2, 4.75%, 11/30/19 (c)	360	357
Pact Group Inc. Term Loan B, 3.75%, 05/09/20 (c)	250	248
Performance Food Group Co. Term Loan B, 6.25%, 11/14/19 (c)	275	272
Philip Morris International Inc., 1.75%, 03/19/20, EUR	1,205	1,521
Pinnacle Food Finance LLC Term Loan G, 3.25%, 04/15/20 (c)	500	496
Prudential Financial Inc., 5.63%, 06/15/43	800	784
Realogy Group LLC, 3.38%, 05/01/16 (a)	552	540
Rite Aid Corp., 6.75%, 06/15/21 (a)	197	194
Roper Industries Inc., 2.05%, 10/01/18	1,200	1,177
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (a)	955	926
Sabine Pass LNG LP, 7.50%, 11/30/16	100	108
Seagate HDD Cayman, 4.75%, 06/01/23 (a)	325	303
Service Corp. International, 5.38%, 01/15/22 (a)	104	104
Six Flags Entertainment Corp., 5.25%, 01/15/21 (a)	455	439
Spectrum Brands Escrow Corp., 6.38%, 11/15/20 (a)	589	617
Summit Midstream Holdings LLC, 7.50%, 07/01/21 (a)	270	274
SunGard Data Systems Inc., 6.63%, 11/01/19 (a)	351	353
SUPERVALU Inc. Term Loan, 5.00%, 03/21/19 (c)	299	297
Total System Services Inc., 2.38%, 06/01/18	420	407
Transocean Inc., 6.38%, 12/15/21	280	315
Travelport LLC 1st Lien Term Loan B, 6.25%, 07/19/19 (c)	95	94
U.S. Foodservice Inc. Term Loan, 4.50%, 03/31/19 (c)	535	529
Weather Co. Term Loan, 7.00%, 12/26/20 (c)	215	216
Wells Fargo & Co., 2.25%, 05/02/23 (b), EUR	490	613
Williams Cos. Inc., 3.70%, 01/15/23	470	436
Zayo Group LLC, 8.13%, 01/01/20	184	200
		40,584
Total Corporate Bonds and Notes (cost $94,106)		89,654

GOVERNMENT AND AGENCY OBLIGATIONS - 4.8%
BELGIUM - 0.6%
Belgium Government Bond, 2.25%, 06/22/23, EUR	1,440	1,807

FRANCE - 1.6%
France Government Bond, 4.25%, 10/25/23, EUR	3,050	4,630

PORTUGAL - 0.5%
Portugal Government International Bond, 3.50%, 03/25/15 (b)	1,250	1,243

SPAIN - 2.1%
Autonomous Community of Valencia, Spain
3.25%, 07/06/15, EUR	900	1,121
4.38%, 07/16/15, EUR	1,000	1,281
Spain Government Bond
4.85%, 10/31/20, EUR	2,025	2,719
5.40%, 01/31/23, EUR	510	697
		5,818
UNITED STATES OF AMERICA - 0.0%
U.S. Treasury Bond, 2.88%, 05/15/43	5	4

Total Government and Agency Obligations (cost $13,960)		13,502

INVESTMENT COMPANIES - 1.4%
PowerShares Senior Loan Portfolio	165	4,084

Total Investment Companies (cost $4,113)		4,084

PREFERRED STOCKS - 0.4%
UNITED STATES OF AMERICA - 0.4%
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/25) (g)	16	386
United Technologies Corp., Convertible Preferred, 7.50% (g)	14	816

Total Preferred Stocks (cost $1,256)		1,202

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2013

	Shares/Par/Contracts †	Value
PURCHASED OPTIONS - 0.0%
Euro Stoxx 50 Put Option, Strike Price EUR 2,700, Expiration 07/19/13	48	72

Total Purchased Options (cost $52)		72

SHORT TERM INVESTMENTS - 70.1%
Investment Company - 52.6%
JNL Money Market Fund, 0.01% (e) (f)	150,009	150,009

Repurchase Agreements - 17.5%
Belgium - 1.7%
Repurchase Agreement with BBP, (0.04)% (Collateralized by EUR 2,880 Belgium Government Bond, 4.00%, due 03/28/18, value EUR 3,230) acquired on 05/21/13 open maturity at $4,345, EUR	3,338	4,345
Repurchase Agreement with BBP, (0.05)% (Collateralized by EUR 290 Belgium Government Bond, 4.00%, due 03/28/18, value EUR 325) acquired on 05/22/13 open maturity at $442, EUR	340	442
		4,787
Brazil - 0.1%
Repurchase Agreement with BBP, (0.15)% (Collateralized by $430 Petrobras Global Finance BV, 4.38%, due 05/20/23, value $394) acquired on 06/05/13 open maturity at $416	416	416

France - 3.6%
Repurchase Agreement with BBP, (0.10)% (Collateralized by EUR 6,100 France Government Bond, 4.00%, due 04/25/18, value EUR 6,913) acquired on 05/22/13 open maturity at $9,331, EUR	7,168	9,331
Repurchase Agreement with BBP, (0.10)% (Collateralized by EUR 610 France Government Bond, 4.00%, due 04/25/18, value EUR 691) acquired on 05/22/13 open maturity at $929, EUR	714	929
		10,260
Italy - 0.3%
Repurchase Agreement with BBP, (0.18)% (Collateralized by EUR 340 Italy Buoni Poliennali Del Tesoro, 3.75%, due 08/01/21, value EUR 336) acquired on 05/23/13 open maturity at $467, EUR	359	467
Repurchase Agreement with BBP, (0.28)% (Collateralized by EUR 340 Italy Buoni Poliennali Del Tesoro, 3.75%, due 08/01/21, value EUR 336) acquired on 05/24/13 open maturity at $464, EUR	357	464
		931
Portugal - 0.6%
Repurchase Agreement with BBP, (0.09)% (Collateralized by EUR 385 Portugal Obrigacoes do Tesouro OT, 4.45%, due 06/15/18, value EUR 366) acquired on 06/06/13 open maturity at $544, EUR	418	544
Repurchase Agreement with BBP, (0.28)% (Collateralized by EUR 765 Portugal Obrigacoes do Tesouro OT, 4.45%, due 06/15/18, value EUR 728) acquired on 06/03/13 open maturity at $1,086, EUR	834	1,086
		1,630

	Shares/Par †
Spain - 4.1%
Repurchase Agreement with BBP, (0.04)% (Collateralized by EUR 1,013 Spain Government Bond, 5.50%, due 07/30/17, value EUR 1,094) acquired on 05/23/13 open maturity at $1,532, EUR	1,177	1,532
Repurchase Agreement with MSC, (0.05)% (Collateralized by EUR 800 Spain Government Bond, 5.85%, due 01/31/23, value EUR 870) acquired on 05/02/13 open maturity at $1,207, EUR	927	1,207
Repurchase Agreement with MSC, (0.10)% (Collateralized by EUR 3,650 Spain Government Bond, 5.50%, due 07/30/17, value EUR 3,937) acquired on 05/02/13 open maturity at $5,492, EUR	4,219	5,492
Repurchase Agreement with MSC, (0.10)% (Collateralized by EUR 800 Spain Government Bond, 5.50%, due 04/30/21, value EUR 859) acquired on 05/02/13 open maturity at $1,174, EUR	902	1,174
Repurchase Agreement with MSC, (0.35)% (Collateralized by EUR 1,600 Spain Government Bond, 4.10%, due 07/30/18, value EUR 1,633) acquired 05/02/13 open maturity at $2,272, EUR	1,746	2,272
		11,677
United States of America - 7.1%
Repurchase Agreement with BBP, (0.10)% (Collateralized by $875 Microsoft Corp., 2.38%, due 05/01/23, value $811) acquired on 06/14/13 open maturity at $838	$838	838
Repurchase Agreement with BCL, (0.10)% (Collateralized by $370 Thomson Reuters Corp., 4.50%, due 05/23/43, value $329) acquired on 05/28/13 open maturity at $360	360	360
Repurchase Agreement with BCL, (0.10)% (Collateralized by $639 Texas Instruments Inc., 1.00%, due 05/01/18, value $611) acquired on 05/28/13 open maturity at $639	639	639
Repurchase Agreement with CSI, (0.01)% (Collateralized by $7,729 U.S. Treasury Note, 1.75%, due 05/15/23, value $7,234) acquired on 06/28/13 due 07/01/13 at $7,265	7,265	7,265
Repurchase Agreement with CSI, (0.03)% (Collateralized by $4,510 U.S. Treasury Note, 0.63%, due 04/30/18, value $4,357) acquired on 06/24/13 due 07/09/13 at $4,346	4,346	4,346
Repurchase Agreement with CSI, 0.00% (Collateralized by $3,195 U.S. Treasury Bond, 3.13%, due 02/15/43, value $2,986) acquired on 06/24/13 due 07/09/13 at $2,943	2,943	2,943
Repurchase Agreement with DUB, (0.01)% (Collateralized by $980 U.S. Treasury Note, 1.38%, due 05/31/20, value $945) acquired on 06/26/13 due 07/09/13 at $942	942	942
Repurchase Agreement with DUB, (0.02)% (Collateralized by $140 U.S. Treasury Note, 1.00%, due 05/31/18, value $138) acquired on 06/26/13 due 07/09/13 at $137	137	137
Repurchase Agreement with DUB, (0.10)% (Collateralized by $380 Broadcom Corp., 2.50%, due 08/15/22, value $348) acquired on 05/28/13 open maturity at $369	369	369

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2013

	Shares/Par †	Value
Repurchase Agreement with DUB, (0.12)% (Collateralized by $1,643 U.S. Treasury Note, 1.00%, due 05/31/18, value $1,614) acquired on 06/24/13 due 07/09/13 at $1,604	1,604	1,604
Repurchase Agreement with DUB, (0.15)% (Collateralized by $650 U.S. Treasury Note, 1.25%, due 04/30/20, value $618) acquired on 05/24/13 open maturity at $640	640	640
Repurchase Agreement with DUB, (0.25)% (Collateralized by $89 Texas Industries Inc., 9.25%, due 08/15/20, value $95) acquired on 06/27/13 open maturity at $98	98	98
		20,181
		49,882
Total Short Term Investments (cost $199,760)		199,891

Total Investments - 116.0% (cost $336,215)		330,810
Total Securities Sold Short - (15.7%) (proceeds $45,866)		(44,776)
Other Assets and Liabilities, Net - (0.3%)		(754)
Total Net Assets - 100.0%		$285,280

SECURITIES SOLD SHORT - 15.7%
CORPORATE BONDS AND NOTES - 0.3%

UNITED STATES OF AMERICA - 0.3%
Texas Instruments Inc., 1.00%, 05/01/18	$650	$621
Texas Industries Inc., 9.25%, 08/15/20	89	96

Total Corporate Bonds and Notes (proceeds $733)		717

GOVERNMENT AND AGENCY OBLIGATIONS - 15.4%
BELGIUM - 1.6%
Belgium Government Bond, 4.00%, 03/28/18, EUR	3,170	4,627

FRANCE - 3.5%
France Government Bond, 4.00%, 04/25/18, EUR	6,710	9,905

ITALY - 0.3%
Italy Buoni Poliennali Del Tesoro, 3.75%, 08/01/21, EUR	680	874

PORTUGAL - 0.5%
Portugal Obrigacoes do Tesouro OT, 4.45%, 06/15/18, EUR	1,150	1,426

SPAIN - 3.8%
Spain Government Bond
5.50%, 07/30/17 - 04/30/21, EUR	5,463	7,663
4.10%, 07/30/18, EUR	1,600	2,124
5.85%, 01/31/22, EUR	800	1,132
		10,919
UNITED STATES OF AMERICA - 5.7%
U.S. Treasury Bond, 3.13%, 02/15/43	3,195	2,986
U.S. Treasury Note
0.63%, 04/30/18	4,510	4,357
1.00%, 05/31/18	1,143	1,123
1.38%, 05/31/20	980	945
1.75%, 05/15/23	7,369	6,897
		16,308
Total Government and Agency Obligations (proceeds $45,133)		44,059

Total Securities Sold Short - 15.7% (proceeds $45,866)		$44,776

†	Par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in unrounded number of contracts.
(a)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $28,501.

(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(c)	Variable rate security. Rate stated was in effect as of June 30, 2013.
(d)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.
(g)	Perpetual security.

See accompanying Notes to Financial Statements.

Curian/DFA U.S. Micro Cap Fund

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	16.6%
Information Technology	15.9
Industrials	14.5
Financials	13.7
Health Care	7.9
Materials	5.8
Energy	5.0
Consumer Staples	3.0
Utilities	1.2
Telecommunication Services	1.1
Short Term Investments	15.3
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 19.5%
1-800-Flowers.com Inc. - Class A (a) (b)	11	$65
Aeropostale Inc. (a)	19	257
AFC Enterprises Inc. (a) (b)	7	267
AH Belo Corp. - Class A	3	19
Ambassadors Group Inc.	1	2
America’s Car-Mart Inc. (a)	2	95
American Public Education Inc. (a)	4	163
Ameristar Casinos Inc.	13	344
Arbitron Inc.	10	461
Arctic Cat Inc.	5	235
Ark Restaurants Corp.	1	12
Asbury Automotive Group Inc. (a)	11	422
Ascent Capital Group Inc. - Class A (a)	4	300
Ballantyne Strong Inc. (a)	2	8
Barnes & Noble Inc. (a)	22	347
Bassett Furniture Industries Inc.	1	12
Bebe Stores Inc. (b)	31	176
Belo Corp. - Class A	29	400
Big 5 Sporting Goods Corp. (b)	6	136
Biglari Holdings Inc. (a)	—	143
BJ’s Restaurants Inc. (a) (b)	8	295
Blue Nile Inc. (a)	4	164
Blyth Inc. (b)	7	95
Bob Evans Farms Inc.	8	396
Body Central Corp. (a) (b)	5	61
Bon-Ton Stores Inc.	5	88
Books-A-Million Inc. (a) (b)	1	2
Bravo Brio Restaurant Group Inc. (a)	5	98
Bridgepoint Education Inc. (a) (b)	7	88
Brown Shoe Co. Inc.	15	320
Build-A-Bear Workshop Inc. (a)	2	15
Cache Inc. (a) (b)	2	11
Callaway Golf Co.	28	185
Capella Education Co. (a)	4	147
Career Education Corp. (a)	14	41
Carmike Cinemas Inc. (a)	7	137
Carriage Services Inc.	6	105
Carrol’s Restaurant Group Inc. (a)	6	36
Cato Corp. - Class A	10	239
Cavco Industries Inc. (a) (b)	2	116
CEC Entertainment Inc. (b)	5	207
Central European Media Entertainment Ltd. - Class A (a)	10	32
Cherokee Inc.	1	19
Childrens Place Retail Stores Inc. (a) (b)	3	172
Churchill Downs Inc.	6	448
Citi Trends Inc. (a)	3	44
Cobra Electronics Corp. (a)	1	3
Coldwater Creek Inc. (a) (b)	5	13
Collectors Universe Inc. (b)	2	30
Conn’s Inc. (a)	13	661
Core-Mark Holding Co. Inc.	3	197
Corinthian Colleges Inc. (a) (b)	25	55
Culp Inc. (b)	2	42
Cumulus Media Inc. - Class A (a) (b)	23	77
Delta Apparel Inc. (a) (b)	1	21
Destination Maternity Corp.	4	99
Destination XL Group Inc. (a) (b)	14	88
Digital Generation Inc. (a) (b)	11	80
DineEquity Inc.	6	382
Dover Downs Gaming & Entertainment Inc.	2	2
Drew Industries Inc.	8	311
Education Management Corp. (a) (b)	4	20
Einstein Noah Restaurant Group Inc.	3	41
Entercom Communications Corp. - Class A (a)	2	22
Entravision Communications Corp. - Class A	17	105
Escalade Inc.	1	7
Ethan Allen Interiors Inc.	9	246
EW Scripps Co. - Class A (a)	16	257
FAB Universal Corp. (a) (b)	1	4
Famous Dave’s Of America Inc. (a)	1	19
Federal-Mogul Corp. (a)	15	155
Fiesta Restaurant Group Inc. (a)	9	302
Finish Line Inc. - Class A (b)	11	240
Fisher Communications Inc.	1	38
Flexsteel Industries Inc.	2	38
Fred’s Inc. - Class A (b)	13	196
Frisch’s Restaurants Inc. (b)	1	9
Fuel Systems Solutions Inc. (a)	6	104
Full House Resorts Inc. (a)	3	9
G-III Apparel Group Ltd. (a)	8	380
Geeknet Inc. (a) (b)	—	6
Gentherm Inc. (a)	8	157
Gordman’s Stores Inc. (a)	5	72
Grand Canyon Education Inc. (a)	10	309
Gray Television Inc. (a)	12	90
Harte-Hanks Inc.	19	162
Haverty Furniture Cos. Inc.	5	117
Helen of Troy Ltd. (a)	8	297
hhgregg Inc. (a) (b)	10	164
Hooker Furniture Corp.	2	38
Interval Leisure Group Inc. (b)	14	282
iRobot Corp. (a) (b)	10	379
Isle of Capri Casinos Inc. (a) (b)	7	54
ITT Educational Services Inc. (a) (b)	5	117
Johnson Outdoors Inc. - Class A (a) (b)	—	8
Jos. A. Bank Clothiers Inc. (a) (b)	2	71
Journal Communications Inc. - Class A (a)	15	113
K12 Inc. (a) (b)	10	256
KB Home (b)	10	200
Kirkland’s Inc. (a)	4	67
Kona Grill Inc. (a)	1	17
Krispy Kreme Doughnuts Inc. (a)	18	317
La-Z-Boy Inc.	15	304
Leapfrog Enterprises Inc. - Class A (a) (b)	22	217
Lifetime Brands Inc.	2	28
LIN Television Corp. - Class A (a) (b)	12	185
Lincoln Educational Services Corp.	5	28
Lithia Motors Inc. - Class A	8	422
Luby’s Inc. (a)	3	23
M/I Homes Inc. (a)	8	182
Mac-Gray Corp.	2	35
Maidenform Brands Inc. (a) (b)	9	162
Marine Products Corp.	2	14
MarineMax Inc. (a)	5	55
Martha Stewart Living Omnimedia Inc. - Class A (a)	6	14

See accompanying Notes to Financial Statements.

	Shares	Value
Matthews International Corp. - Class A	9	353
McClatchy Co. - Class A (a)	12	26
Media General Inc. - Class A (a) (b)	5	55
Modine Manufacturing Co. (a) (b)	12	127
Monarch Casino & Resort Inc. (a)	2	28
Monro Muffler Brake Inc.	6	274
Motorcar Parts of America Inc. (a)	3	25
Movado Group Inc.	7	250
Nathan’s Famous Inc. (a)	1	59
National American University Holdings Inc. (b)	2	6
National CineMedia Inc. (b)	17	284
Nautilus Inc. (a)	11	97
New York & Co. Inc. (a)	13	85
Nexstar Broadcasting Group Inc. - Class A	8	278
NutriSystem Inc.	5	58
Office Depot Inc. (a) (b)	95	366
OfficeMax Inc.	34	350
Orbitz Worldwide Inc. (a) (b)	14	112
Orient-Express Hotels Ltd. - Class A (a)	1	12
Oxford Industries Inc.	5	334
Pacific Sunwear of California Inc. (a)	17	63
Pep Boys-Manny Moe & Jack (a)	16	183
Perry Ellis International Inc.	4	84
PetMed Express Inc. (b)	7	87
Quicksilver Inc. (a) (b)	40	255
RadioShack Corp. (a) (b)	18	56
Red Lion Hotels Corp. (a)	4	27
Red Robin Gourmet Burgers Inc. (a)	6	315
Regis Corp.	17	286
RG Barry Corp.	3	42
Rick’s Cabaret International Inc. (a)	1	9
Rocky Brands Inc. (b)	1	15
Ruby Tuesday Inc. (a) (b)	25	230
Rue21 Inc. (a)	9	381
Ruth’s Hospitality Group Inc.	11	130
Salem Communications Corp. - Class A (b)	2	13
Scientific Games Corp. - Class A (a)	31	344
SHFL Entertainment Inc. (a) (b)	17	303
Shiloh Industries Inc.	—	4
Shoe Carnival Inc.	8	185
Shutterfly Inc. (a)	2	94
Sinclair Broadcast Group Inc. - Class A	21	610
Skechers U.S.A. Inc. - Class A (a)	14	332
Skullcandy Inc. (a) (b)	7	38
Skyline Corp. (a)	3	13
Smith & Wesson Holding Corp. (a) (b)	16	158
Sonic Automotive Inc. - Class A	15	325
Sonic Corp. (a) (b)	21	304
Spartan Motors Inc.	8	46
Speedway Motorsports Inc.	6	98
Stage Stores Inc. (b)	6	145
Standard Motor Products Inc.	7	256
Stanley Furniture Co. Inc. (a)	1	2
Stein Mart Inc. (b)	10	136
Steiner Leisure Ltd. (a)	3	161
Steinway Musical Instruments Inc. (a)	3	88
Stewart Enterprises Inc. - Class A	23	305
Stoneridge Inc. (a)	7	84
Strayer Education Inc. (b)	3	137
Sturm Ruger & Co. Inc. (b)	7	327
Superior Industries International Inc.	7	124
Systemax Inc.	1	7
The Jones Group Inc.	22	297
Tile Shop Holdings Inc. (a)	4	116
Tower International Inc. (a)	1	24
Town Sports International Holdings Inc.	9	94
True Religion Apparel Inc. (b)	10	323
U.S. Auto Parts Network Inc. (a) (b)	3	3
Unifi Inc. (a) (b)	4	79
Universal Electronics Inc. (a)	4	104
Universal Technical Institute Inc.	6	63
Valassis Communications Inc. (b)	14	339
ValueVision Media Inc. - Class A (a) (b)	8	43
Vera Bradley Inc. (a) (b)	5	108
Vitacost.com Inc. (a)	—	3
VOXX International Corp. - Class A (a)	8	100
West Marine Inc. (a)	3	29
Wet Seal Inc. - Class A (a)	24	113
Weyco Group Inc. (b)	2	49
Winmark Corp.	1	91
Winnebago Industries Inc. (a)	11	231
WMS Industries Inc. (a)	21	546
World Wrestling Entertainment Inc. - Class A (b)	7	74
Zagg Inc. (a) (b)	3	15
Zale Corp. (a)	12	106
Zumiez Inc. (a) (b)	11	310
		29,881
CONSUMER STAPLES - 3.5%
Alico Inc. (b)	2	68
Alliance One International Inc. (a)	18	69
Andersons Inc. (b)	4	234
Arden Group Inc. - Class A	1	75
Boulder Brands Inc. (a)	17	204
Cal-Maine Foods Inc.	8	394
Calavo Growers Inc.	2	49
Central Garden & Pet Co. - Class A (a)	14	95
Chefs’ Warehouse Inc. (a)	—	3
Chiquita Brands International Inc. (a)	14	154
Coca-Cola Bottling Co.	2	104
Craft Brewers Alliance Inc. (a)	1	10
Dole Food Co. Inc. (a)	18	227
Farmer Bros. Co. (a)	3	46
Griffin Land & Nurseries Inc. - Class A (b)	1	25
Ingles Markets Inc. - Class A	4	90
Inter Parfums Inc.	9	243
Inventure Foods Inc. (a)	3	24
J&J Snack Foods Corp.	2	172
John B. Sanfilippo & Son Inc.	2	32
Lifeway Foods Inc.	—	8
Limoneira Co.	—	3
Medifast Inc. (a)	4	110
MGP Ingredients Inc.	—	1
Nash Finch Co.	3	64
National Beverage Corp.	6	113
Nutraceutical International Corp.	1	14
Oil-Dri Corp. of America	1	18
Omega Protein Corp. (a)	6	54
Orchids Paper Products Co.	2	56
Pantry Inc. (a)	8	103
Post Holdings Inc. (a)	9	375
Prestige Brands Holdings Inc. (a)	17	508
Revlon Inc. - Class A (a)	4	80
Rocky Mountain Chocolate Factory Inc.	2	18
Sanderson Farms Inc.	7	475
Seneca Foods Corp. - Class A (a)	1	33
Spartan Stores Inc.	1	27
Susser Holdings Corp. (a)	8	365
United-Guardian Inc.	—	3
USANA Health Sciences Inc. (a) (b)	3	216
Village Super Market Inc. - Class A (b)	2	79
WD-40 Co. (b)	5	276
		5,317

See accompanying Notes to Financial Statements.

	Shares	Value
ENERGY - 5.9%
Adams Resources & Energy Inc.	1	55
Alon USA Energy Inc.	16	231
Amyris Inc. (a) (b)	11	30
Approach Resources Inc. (a) (b)	8	188
Basic Energy Services Inc. (a) (b)	15	187
Bill Barrett Corp. (a) (b)	5	97
Bolt Technology Corp.	2	34
BPZ Resources Inc. (a) (b)	28	50
C&J Energy Services Inc. (a) (b)	18	355
Callon Petroleum Co. (a)	15	52
Carrizo Oil & Gas Inc. (a) (b)	13	377
Clayton Williams Energy Inc. (a)	3	130
Cloud Peak Energy Inc. (a)	3	48
Comstock Resources Inc.	18	286
Contango Oil & Gas Co.	6	206
Crimson Exploration Inc. (a)	13	36
Crosstex Energy Inc.	12	239
Dawson Geophysical Co. (a)	2	56
DHT Holdings Inc.	1	6
Double Eagle Petroleum Co. (a)	1	5
Emerald Oil Inc. (a) (b)	5	36
Endeavour International Corp. (a) (b)	15	57
EPL Oil & Gas Inc. (a)	12	348
Evolution Petroleum Corp. (a)	1	11
FieldPoint Petroleum Corp. (a)	1	2
Forbes Energy Services Ltd. (a) (b)	1	5
Gevo Inc. (a) (b)	7	13
Global Geophysical Services Inc. (a)	2	9
Green Plains Renewable Energy Inc. (a) (b)	8	108
Gulf Island Fabrication Inc. (b)	3	49
Gulfmark Offshore Inc. - Class A	10	466
Harvest Natural Resources Inc. (a)	12	36
Hercules Offshore Inc. (a)	53	373
ION Geophysical Corp. (a)	48	291
James River Coal Co. (a) (b)	6	12
Key Energy Services Inc. (a)	45	265
Magnum Hunter Resources Corp. (a) (b)	65	237
Matador Resources Co. (a)	8	95
Matrix Service Co. (a)	8	126
Miller Energy Resources Inc. (a) (b)	8	31
Mitcham Industries Inc. (a) (b)	4	75
Natural Gas Services Group Inc. (a)	2	58
Newpark Resources Inc. (a)	32	352
Nordic American Tankers Ltd. (b)	15	114
Northern Oil and Gas Inc. (a) (b)	11	150
Nuverra Environmental Solutions Inc. (a) (b)	37	108
Overseas Shipholding Group Inc. (a) (c)	12	51
Panhandle Oil and Gas Inc. - Class A	1	39
Parker Drilling Co. (a) (b)	31	154
PDC Energy Inc. (a)	10	507
Penn Virginia Corp. (a) (b)	15	70
PetroQuest Energy Inc. (a) (b)	13	50
PHI Inc. (a)	2	56
Pioneer Energy Services Corp. (a)	19	123
Pyramid Oil Co. (a)	1	3
Renewable Energy Group Inc. (a)	2	22
Rentech Inc.	57	119
Rex Energy Corp. (a)	19	334
RigNet Inc. (a)	2	55
Saratoga Resources Inc. (a) (b)	5	7
Solazyme Inc. (a) (b)	6	68
Stone Energy Corp. (a)	6	131
Swift Energy Co. (a) (b)	11	127
Synergy Resources Corp. (a)	11	78
Tesco Corp. (a) (b)	14	192
Tetra Technologies Inc. (a)	27	279
TGC Industries Inc.	6	51
Triangle Petroleum Corp. (a)	17	119
Uranium Energy Corp. (a) (b)	19	34
VAALCO Energy Inc. (a)	20	116
Verenium Corp. (a)	1	1
Warren Resources Inc. (a)	21	54
Willbros Group Inc. (a)	15	92
		9,027
FINANCIALS - 16.2%
1st Source Corp.	5	108
1st United Bancorp Inc.	5	34
Access National Corp.	3	33
American Equity Investment Life Holding Co. (b)	23	358
American National Bankshares Inc.	1	29
American Safety Insurance Holdings Ltd. (a) (b)	2	49
Ameris Bancorp (a)	4	59
Amerisafe Inc.	5	177
Arrow Financial Corp.	2	61
Asta Funding Inc.	2	13
Astoria Financial Corp.	24	256
AV Homes Inc. (a)	2	41
Baldwin & Lyons Inc. - Class B	2	59
BancFirst Corp.	3	162
Bancorp Inc. (a)	7	99
Bank Mutual Corp.	8	48
Bank of Commerce Holdings (b)	1	6
Bank of Kentucky Financial Corp.	1	34
BankFinancial Corp.	4	36
Banner Corp.	7	236
Bar Harbor Bankshares	1	30
BBCN Bancorp Inc.	25	357
Beneficial Mutual Bancorp Inc. (a)	6	46
Berkshire Hills Bancorp Inc.	6	167
BGC Partners Inc. - Class A	37	216
BofI Holding Inc. (a)	4	187
Boston Private Financial Holdings Inc.	25	271
Bridge Bancorp Inc.	1	27
Bridge Capital Holdings (a)	2	28
Brookline Bancorp Inc.	23	204
Bryn Mawr Bank Corp.	2	46
C&F Financial Corp.	1	36
Calamos Asset Management Inc. - Class A	6	61
Camden National Corp.	2	63
Capital City Bank Group Inc. (a)	2	23
Capital Southwest Corp.	1	79
Cardinal Financial Corp.	9	133
Cardtronics Inc. (a)	5	139
Center Bancorp Inc.	3	44
Centerstate Banks Inc.	3	28
Central Pacific Financial Corp. (a)	6	107
Century Bancorp Inc. - Class A	1	24
Chemical Financial Corp.	5	142
Citizens Inc. - Class A (a) (b)	9	55
City Holdings Co.	4	151
Clifton Savings Bancorp Inc.	1	10
CNB Financial Corp.	2	38
CoBiz Financial Inc.	7	62
Columbia Banking System Inc.	10	237
Community Bank System Inc.	10	307
Community Bankers Trust Corp. (a)	1	5
Community Trust Bancorp Inc. (b)	3	113
Consolidated-Tomoka Land Co.	1	34
Consumer Portfolio Services Inc. (a)	4	29
Cowen Group Inc. - Class A (a)	22	64
Crawford & Co. - Class B	5	28

See accompanying Notes to Financial Statements.

	Shares	Value
Crawford & Co. - Class A	1	6
CVB Financial Corp.	25	297
DFC Global Corp. (a) (b)	11	156
Diamond Hill Investment Group Inc.	1	57
Dime Community Bancshares Inc. (b)	14	214
Donegal Group Inc. - Class A	4	52
Eastern Insurance Holdings Inc.	1	23
eHealth Inc. (a) (b)	5	103
EMC Insurance Group Inc.	2	42
Employer Holdings Inc.	10	239
Encore Capital Group Inc. (a) (b)	8	254
Enterprise Bancorp Inc.	1	27
Enterprise Financial Services Corp. (b)	3	46
ESB Financial Corp. (b)	2	29
ESSA Bancorp Inc.	2	25
Evercore Partners Inc. - Class A	2	69
Ezcorp Inc. - Class A (a)	3	45
Farmers Capital Bank Corp. (a)	1	16
Federal Agricultural Mortgage Corp. - Class C	3	77
Federated National Holding Co.	1	7
Fidelity Southern Corp. (a)	3	33
Financial Institutions Inc.	3	51
First Bancorp Inc.	2	35
First Bancorp Inc. (a)	33	235
First Bancorp Inc.	1	21
First Busey Corp. (b)	18	81
First Business Financial Services Inc.	1	18
First Commonwealth Financial Corp.	36	268
First Community Bancshares Inc.	4	69
First Connecticut Bancorp Inc.	3	42
First Defiance Financial Corp.	2	34
First Financial Bancorp	17	247
First Financial Corp.	2	69
First Financial Holdings Inc.	3	70
First Financial Northwest Inc.	3	32
First Interstate BancSystem Inc. - Class A	4	76
First M&F Corp.	—	6
First Merchants Corp. (b)	9	159
First Midwest Bancorp Inc.	21	293
First PacTrust Bancorp Inc.	3	41
First South Bancorp Inc. (a)	—	3
Firstbancorp.	—	5
Flagstar Bancorp Inc. (a) (b)	6	87
Flushing Financial Corp.	7	113
Forestar Group Inc. (a)	12	237
Fortegra Financial Corp. (a)	1	8
Fox Chase Bancorp Inc.	1	24
Franklin Financial Corp.	1	21
FXCM Inc. - Class A (b)	11	174
Gain Capital Holdings Inc.	2	11
German American Bancorp Inc.	2	37
GFI Group Inc.	15	59
Glacier Bancorp Inc. (b)	14	302
Global Indemnity Plc (a)	2	50
Great Southern Bancorp Inc.	2	48
Green Dot Corp. - Class A (a) (b)	12	235
Greenlight Capital Re Ltd. - Class A (a)	12	282
Hallmark Financial Services Inc. (a) (b)	2	18
Hanmi Financial Corp. (a)	8	134
Harris & Harris Group Inc. (a) (b)	3	10
HCI Group Inc.	4	116
Heartland Financial USA Inc.	3	85
Heritage Commerce Corp. (a)	4	29
Heritage Financial Corp.	3	40
HF Financial Corp.	1	13
HFF Inc. - Class A	8	148
Hilltop Holdings Inc. (a) (b)	14	224
Hingham Institution for Savings	—	22
Home Bancorp Inc. (a)	—	7
Home Bancshares Inc. (b)	13	333
Home Federal Bancorp Inc.	2	31
Horace Mann Educators Corp.	8	192
Horizon Bancorp	2	33
Hudson Valley Holding Corp. (b)	3	57
ICG Group Inc. (a) (b)	10	111
Imperial Holdings Inc. (a) (b)	1	5
Independence Holding Co.	1	17
Independent Bank Corp. (b)	5	159
Interactive Brokers Group Inc.	13	209
Intervest Bancshares Corp. (a) (b)	2	11
INTL FCStone Inc. (a)	4	67
Investors Title Co.	—	28
Kearny Financial Corp. (a) (b)	2	21
Kennedy-Wilson Holdings Inc.	16	266
Lakeland Bancorp Inc.	3	31
Lakeland Financial Corp.	4	102
Macatawa Bank Corp. (a) (b)	1	6
Maiden Holdings Ltd.	15	172
MainSource Financial Group Inc.	4	48
Malvern Bancorp Inc. (a)	1	7
Manning & Napier Inc. - Class A	2	35
Marlin Business Services Inc.	2	56
MB Financial Inc.	10	275
MBT Financial Corp. (a)	3	10
Medallion Financial Corp. (b)	6	82
Mercantile Bank Corp.	2	34
Merchants Bancshares Inc.	2	47
Meridian Interstate BanCorp Inc. (a) (b)	2	31
Meta Financial Group Inc. (b)	1	19
Metro Bancorp Inc. (a)	2	49
MetroCorp Bancshares Inc. (a)	3	25
MicroFinancial Inc. (b)	3	25
Midsouth Bancorp Inc.	2	25
MidWestOne Financial Group Inc.	1	14
National Financial Partners Corp. (a)	12	310
National Interstate Corp.	2	54
National Western Life Insurance Co. - Class A	—	86
Navigators Group Inc. (a) (b)	3	189
NBT Bancorp Inc.	8	175
Netspend Holdings Inc. (a)	23	372
NewBridge Bancorp (a)	1	8
NewStar Financial Inc. (a)	7	99
North Valley Bancorp (a)	—	4
Northeast Bancorp	—	2
Northfield Bancorp Inc.	14	164
Northrim BanCorp Inc.	1	27
Northwest Bancshares Inc. (b)	21	284
OceanFirst Financial Corp.	3	48
OFG Bancorp (b)	15	276
OmniAmerican Bancorp Inc. (a)	2	50
Oppenheimer Holdings Inc. - Class A	2	44
Oritani Financial Corp.	14	226
Pacific Continental Corp.	3	40
Pacific Mercantile Bancorp. (a)	1	6
Pacific Premier Bancorp Inc. (a)	2	30
PacWest Bancorp	12	375
Park National Corp. (b)	3	215
Park Sterling Corp. (a)	8	44
Peapack Gladstone Financial Corp. (b)	1	20
Penns Woods Bancorp Inc.	1	25
Peoples Bancorp Inc.	2	49
PHH Corp. (a) (b)	14	283
Phoenix Cos. Inc. (a)	1	47
Pico Holdings Inc. (a) (b)	5	103
Pinnacle Financial Partners Inc. (a)	12	311
Preferred Bank (a)	2	41

See accompanying Notes to Financial Statements.

	Shares	Value
Premier Financial Bancorp Inc.	—	6
Provident Financial Holdings Inc.	3	42
Provident Financial Services Inc. (b)	14	228
Provident New York Bancorp (b)	7	68
Pulaski Financial Corp.	1	11
Renasant Corp. (b)	5	119
Republic Bancorp Inc. - Class A	4	84
Resource America Inc. - Class A	1	10
Rockville Financial Inc.	6	75
Roma Financial Corp.	3	51
S&T Bancorp Inc.	3	57
Safeguard Scientifics Inc. (a)	4	67
Safety Insurance Group Inc.	3	152
Sandy Spring Bancorp Inc.	5	105
SCBT Financial Corp. (b)	4	224
Security National Financial Corp. - Class A (a) (b)	1	6
Selective Insurance Group	11	251
Sierra Bancorp	2	31
Simmons First National Corp. - Class A	3	66
Simplicity Bancorp Inc. (b)	1	17
Southside Bancshares Inc. (b)	4	96
Southwest Bancorp Inc. (a)	3	45
State Auto Financial Corp. (b)	7	135
StellarOne Corp.	4	88
Sterling Bancorp	6	71
Stewart Information Services Corp.	6	144
Suffolk Bancorp (a)	2	35
Sun Bancorp Inc. (a)	13	43
SY Bancorp Inc.	3	72
Taylor Capital Group Inc. (a)	5	93
Tejon Ranch Co. (a)	6	160
Territorial Bancorp Inc.	2	45
Thomas Properties Group Inc.	9	49
Tompkins Financial Corp.	3	129
Tower Group International Ltd.	16	330
TowneBank (b)	3	50
Tree.com Inc.	2	39
Trico Bancshares	1	24
TrustCo Bank Corp.	23	126
Union First Market Bankshares Corp. (b)	4	92
United Community Banks Inc. (a)	13	164
United Community Financial Corp. (a)	2	7
United Financial Bancorp Inc.	3	45
United Fire Group Inc. (b)	5	126
Universal Insurance Holdings Inc.	8	56
Univest Corp. of Pennsylvania (b)	2	39
ViewPoint Financial Group (b)	15	303
Virginia Commerce Bancorp Inc. (a)	4	51
Virtus Investment Partners Inc. (a)	2	390
Walker & Dunlop Inc. (a)	6	106
Washington Banking Co.	2	27
Washington Trust Bancorp Inc.	2	67
Waterstone Financial Inc. (a)	2	16
WesBanco Inc.	6	146
West Bancorp Inc.	2	20
Westamerica Bancorporation (b)	3	117
Western Alliance Bancorp (a)	27	427
Westfield Financial Inc.	8	54
Westwood Holdings Group Inc.	1	40
Wilshire Bancorp Inc. (a)	18	121
World Acceptance Corp. (a) (b)	5	451
WSFS Financial Corp.	2	94
Yadkin Financial Corp. (a)	1	9
		24,747
HEALTH CARE - 9.3%
Accuray Inc. (a) (b)	21	123
Acorda Therapeutics Inc. (a)	15	482
Addus HomeCare Corp. (a)	2	32
Affymetrix Inc. (a)	26	114
Albany Molecular Research Inc. (a)	9	111
Almost Family Inc.	2	41
AMAG Pharmaceuticals Inc. (a)	2	34
Amedisys Inc. (a) (b)	12	140
Amicus Therapeutics Inc. (a) (b)	9	21
AMN Healthcare Services Inc. (a)	15	221
Amsurg Corp. (a)	9	299
Analogic Corp. (b)	4	315
AngioDynamics Inc. (a)	8	90
Anika Therapeutics Inc. (a) (b)	5	89
Arthrocare Corp. (a)	11	363
Astex Pharmaceuticals (a)	36	147
Atrion Corp.	1	121
AVEO Pharmaceuticals Inc. (a) (b)	17	43
Baxano Surgical Inc. (a) (b)	2	4
Bio-Reference Labs Inc. (a) (b)	8	217
BioScrip Inc. (a)	21	354
Bovie Medical Corp. (a)	1	2
Cambrex Corp. (a)	12	165
Cantel Medical Corp.	8	256
Capital Senior Living Corp. (a)	11	257
CardioNet Inc. (a)	—	1
Chindex International Inc. (a)	2	26
Codexis Inc. (a) (b)	7	15
Computer Programs & Systems Inc.	3	128
Conmed Corp.	7	218
Corvel Corp. (a)	5	155
Cross Country Healthcare Inc. (a)	6	29
CryoLife Inc.	9	55
Cumberland Pharmaceuticals Inc. (a) (b)	3	14
Cutera Inc. (a)	4	38
Cyclacel Pharmaceuticals Inc. (a)	2	6
Cynosure Inc. - Class A (a)	6	153
Emergent BioSolutions Inc. (a)	12	177
Endocyte Inc. (a)	2	31
Ensign Group Inc.	6	211
Enzo Biochem Inc. (a)	6	13
Enzon Pharmaceuticals Inc.	14	28
Exactech Inc. (a)	3	53
ExamWorks Group Inc. (a)	8	176
Exelixis Inc. (a) (b)	10	47
Five Star Quality Care Inc. (a) (b)	12	66
Gentiva Health Services Inc. (a) (b)	12	120
Greatbatch Inc. (a)	9	286
Hanger Orthopedic Group Inc. (a) (b)	13	400
Harvard Bioscience Inc. (a)	6	27
Healthways Inc. (a)	10	167
Hi-Tech Pharmacal Co. Inc.	4	126
Horizon Pharma Inc. (a) (b)	20	50
ICU Medical Inc. (a)	6	410
Integra LifeSciences Holdings Corp. (a) (b)	7	273
Invacare Corp.	12	174
IPC The Hospitalist Co. Inc. (a) (b)	6	288
Kindred Healthcare Inc. (a)	14	178
Landauer Inc.	3	130
Lannett Co. Inc. (a)	4	49
LeMaitre Vascular Inc.	3	17
LHC Group Inc. (a) (b)	6	118
Luminex Corp. (a) (b)	1	12
Masimo Corp.	7	145
MedAssets Inc. (a)	20	352
Medical Action Industries Inc. (a)	—	2
Meridian Bioscience Inc. (b)	8	177
Merit Medical Systems Inc. (a) (b)	16	178
Misonix Inc. (a)	1	5

See accompanying Notes to Financial Statements.

	Shares	Value
Molina Healthcare Inc. (a)	1	53
Momenta Pharmaceuticals Inc. (a)	14	204
National Healthcare Corp.	2	84
National Research Corp. - Class A	5	88
National Research Corp. - Class B (b)	1	28
Natus Medical Inc. (a)	10	135
NuVasive Inc. (a)	10	253
Omnicell Inc. (a) (b)	12	243
Oncothyreon Inc. (a) (b)	2	2
Orthofix International NV (a)	6	153
PDI Inc. (a)	2	11
PDL BioPharma Inc. (b)	28	219
Pernix Therapeutics Holdings (a)	2	5
PharMerica Corp. (a)	6	86
PhotoMedex Inc. (a) (b)	6	97
Pozen Inc. (a)	8	39
Progenics Pharmaceuticals Inc. (a) (b)	9	42
Providence Services Corp. (a)	3	96
Quality Systems Inc.	12	227
Quidel Corp. (a) (b)	7	167
RadNet Inc. (a)	1	3
Repligen Corp. (a)	12	101
Rochester Medical Corp. (a)	3	47
RTI Biologics Inc. (a)	15	58
Santarus Inc. (a)	21	445
Sciclone Pharmaceuticals Inc. (a)	23	112
Skilled Healthcare Group Inc. - Class A (a) (b)	5	30
Solta Medical Inc. (a)	14	32
Span-America Medical Systems Inc.	—	4
Spectrum Pharmaceuticals Inc. (b)	22	167
SurModics Inc. (a)	7	139
Symmetry Medical Inc. (a)	13	112
Targacept Inc. (a)	6	27
Tornier BV (a)	11	184
Transcept Pharmaceuticals Inc. (a) (b)	6	19
Triple-S Management Corp. - Class B (a)	4	83
Universal American Corp.	19	173
US Physical Therapy Inc.	3	94
Utah Medical Products Inc.	1	59
Vanguard Health Systems Inc. (a)	15	320
Vascular Solutions Inc. (a) (b)	5	68
Vical Inc. (a) (b)	6	17
Wright Medical Group Inc. (a)	14	380
		14,271
INDUSTRIALS - 17.1%
AAON Inc.	7	242
AAR Corp.	15	320
ABM Industries Inc.	17	406
Acacia Research Corp. (b)	11	248
ACCO Brands Corp. (a)	28	177
Accuride Corp. (a)	19	95
Aceto Corp.	8	105
Acorn Energy Inc.	4	30
Adept Technology Inc. (a)	—	1
Aegion Corp. (a) (b)	10	224
Aerovironment Inc. (a) (b)	5	91
Air Transport Services Group Inc. (a)	17	112
Alamo Group Inc.	3	126
Albany International Corp. - Class A	8	280
Allied Motion Technologies Inc.	1	4
Altra Holdings Inc.	11	289
Ameresco Inc. - Class A (a)	6	57
American Railcar Industries Inc. (b)	8	253
American Science & Engineering Inc.	3	140
American Superconductor Corp. (a) (b)	11	30
American Woodmark Corp. (a)	3	109
Ampco-Pittsburgh Corp.	4	67
Apogee Enterprises Inc. (b)	8	183
ARC Document Solutions Inc. (a)	7	29
Argan Inc.	3	45
Arkansas Best Corp.	7	167
Astec Industries Inc.	5	187
Astronics Corp. (a)	3	138
Atlas Air Worldwide Holdings Inc. (a) (b)	4	161
AZZ Inc.	10	371
Barrett Business Services Inc.	3	137
Blount International Inc. (a)	12	139
Briggs & Stratton Corp. (b)	16	317
CAI International Inc. (a)	5	126
CBIZ Inc. (a) (b)	10	67
CDI Corp. (b)	4	55
Ceco Environmental Corp.	3	43
Celadon Group Inc.	7	126
CIRCOR International Inc. (b)	5	268
Coleman Cable Inc. (b)	4	72
Columbus Mckinnon Corp. (a)	6	125
Comfort Systems USA Inc.	9	129
Commercial Vehicle Group Inc. (a) (b)	11	86
Consolidated Graphics Inc. (a)	2	91
Courier Corp.	3	43
Covenant Transportation Group Inc. - Class A (a)	1	8
CPI Aerostructures Inc. (a) (b)	3	36
Dolan Co. (a)	7	12
Douglas Dynamics Inc.	4	57
Ducommun Inc. (a)	3	56
DXP Enterprises Inc. (a) (b)	4	270
Dycom Industries Inc. (a)	12	277
Dynamic Materials Corp.	2	40
Eagle Bulk Shipping Inc. (a)	6	22
Eastern Co. (b)	1	9
Echo Global Logistics Inc. (a)	5	102
Encore Wire Corp.	5	162
Energy Recovery Inc. (a)	8	35
EnerNOC Inc. (a)	11	143
Engility Holdings Inc. (a) (b)	3	87
Ennis Inc.	5	86
EnPro Industries Inc. (a) (b)	8	405
ESCO Technologies Inc.	10	310
Espey Manufacturing & Electronics Corp.	1	16
Exponent Inc. (b)	3	160
Federal Signal Corp. (a)	19	164
Flow International Corp. (a)	14	53
Forward Air Corp.	8	295
Franklin Covey Co. (a)	4	49
FreightCar America Inc.	3	48
Fuel Tech Inc. (a)	1	2
Furmanite Corp. (a)	8	52
G&K Services Inc. - Class A (b)	5	253
Genco Shipping & Trading Ltd. (a)	7	12
GenCorp Inc. (a) (b)	22	352
Gibraltar Industries Inc. (a) (b)	7	108
Global Power Equipment Group Inc. (b)	4	68
Goldfield Corp. (a) (b)	3	7
Gorman-Rupp Co. (b)	5	156
GP Strategies Corp. (a)	5	118
Graham Corp.	2	54
Granite Construction Inc.	4	111
Great Lakes Dredge & Dock Corp.	15	120
Greenbrier Cos. Inc. (a)	7	181
Griffon Corp. (b)	19	213
H&E Equipment Services Inc.	10	211
Hardinge Inc.	2	31
Hawaiian Holdings Inc. (a) (b)	20	123
Heartland Express Inc.	24	328

See accompanying Notes to Financial Statements.

	Shares	Value
Heidrick & Struggles International Inc.	3	58
Heritage-Crystal Clean Inc. (a) (b)	—	4
Hill International Inc. (a)	2	6
Houston Wire & Cable Co. (b)	3	36
Hudson Global Inc. (a)	2	4
Hurco Cos. Inc. (a)	1	26
Huron Consulting Group Inc. (a)	7	330
Hyster-Yale Materials Handling Inc. - Class A	—	11
ICF International Inc. (a)	4	115
InnerWorkings Inc. (a) (b)	5	52
Innovative Solutions & Support Inc. (b)	—	3
Insperity Inc.	5	156
Insteel Industries Inc.	3	51
Interface Inc.	16	276
International Shipholding Corp.	—	9
Intersections Inc.	7	65
John Bean Technologies Corp.	7	150
Kaman Corp. - Class A	5	182
Kaydon Corp.	10	288
Kelly Services Inc. - Class A (b)	10	173
Kforce Inc.	8	118
Kimball International Inc. - Class B (b)	6	56
Knight Transportation Inc. (b)	5	86
Knoll Inc.	14	199
Korn/Ferry International (a) (b)	12	225
Kratos Defense & Security Solutions Inc. (a)	16	104
Layne Christensen Co. (a) (b)	8	153
LB Foster Co. (b)	2	82
Lindsay Corp.	4	315
LMI Aerospace Inc. (a)	2	32
LS Starrett Co. - Class A	—	5
LSI Industries Inc.	2	18
Lydall Inc. (a)	1	12
Magnetek Inc. (a)	—	5
Marten Transport Ltd.	6	97
Matson Inc.	14	359
McGrath RentCorp (b)	6	216
Meritor Inc. (a)	2	17
Met-Pro Corp.	2	29
Metalico Inc. (a) (b)	11	13
Michael Baker Corp.	1	24
Miller Industries Inc.	2	30
Mistras Group Inc. (a)	7	130
Mobile Mini Inc. (a)	17	553
Mueller Water Products Inc. - Class A	57	396
Multi-Color Corp.	4	120
MYR Group Inc. (a)	7	134
NACCO Industries Inc. - Class A	1	74
National Presto Industries Inc. (b)	1	107
National Technical Systems Inc. (a)	—	3
Navigant Consulting Inc. (a)	13	157
NCI Building Systems Inc. (a)	1	22
NL Industries Inc.	2	23
NN Inc. (a)	3	37
Nortek Inc. (a)	3	165
Northwest Pipe Co. (a) (b)	3	72
Ocean Power Technologies Inc. (a)	2	3
On Assignment Inc. (a)	18	482
Orbital Sciences Corp. (a)	15	265
Orion Marine Group Inc. (a)	3	38
Pacer International Inc. (a)	12	74
PAM Transportation Services Inc.	—	3
Park-Ohio Holdings Corp. (a)	5	162
Patrick Industries Inc. (a)	4	85
Patriot Transportation Holding Inc. (a)	1	18
Pendrell Corp. (a)	4	10
PGT Inc. (a)	11	92
Pike Electric Corp.	7	83
PMFG Inc. (a)	5	33
Powell Industries Inc. (a) (b)	2	126
PowerSecure International Inc. (a)	4	61
Preformed Line Products Co.	—	7
Primoris Services Corp.	17	326
Providence and Worcester Railroad Co.	—	4
Quad/Graphics Inc. - Class A (b)	5	125
Quality Distribution Inc. (a)	6	49
Quanex Building Products Corp. (b)	10	167
Raven Industries Inc. (b)	4	132
RBC Bearings Inc. (a) (b)	5	257
Republic Airways Holdings Inc. (a)	16	185
Resources Connection Inc. (b)	17	194
Roadrunner Transportation Systems Inc. (a)	7	194
RPX Corp. (a)	19	311
Rush Enterprises Inc. - Class A (a)	6	149
Saia Inc. (a)	7	218
Schawk Inc. - Class A	3	34
SIFCO Industries Inc. (b)	1	19
SkyWest Inc.	18	248
SL Industries Inc.	1	13
Sparton Corp. (a)	2	32
Standard Parking Corp. (a) (b)	4	94
Standex International Corp.	4	219
Sterling Construction Co. Inc. (a)	2	20
Sun Hydraulics Corp. (b)	5	165
Supreme Industries Inc. - Class A (a)	1	4
Sypris Solutions Inc.	5	15
Taser International Inc. (a) (b)	16	136
Team Inc. (a)	5	171
Tecumseh Products Co. - Class A (a)	2	23
Tennant Co.	6	283
Thermon Group Holdings Inc. (a)	4	84
Titan International Inc.	16	275
Titan Machinery Inc. (a) (b)	8	157
TMS International Corp. - Class A (a)	3	39
TRC Cos. Inc. (a)	1	6
Tredegar Corp.	1	15
TriMas Corp. (a)	11	398
TrueBlue Inc. (a)	11	230
Tutor Perini Corp. (a)	13	230
Twin Disc Inc.	3	62
Ultralife Corp. (a)	—	—
Ultrapetrol Bahamas Ltd. (a)	1	3
United Stationers Inc.	13	450
UniTek Global Services Inc. (a) (b)	2	2
Universal Forest Products Inc. (b)	4	176
Universal Truckload Services Inc. (a)	3	76
US Ecology Inc.	5	134
USA Truck Inc. (a)	—	3
Versar Inc. (a)	2	10
Viad Corp. (b)	4	100
Vicor Corp. (a)	2	11
VSE Corp.	1	28
Wabash National Corp. (a)	13	130
XPO Logistics Inc. (a) (b)	5	95
		26,139
INFORMATION TECHNOLOGY - 18.8%
Accelrys Inc. (a)	15	122
Active Network Inc. (a) (b)	19	147
Actuate Corp. (a)	18	118
Advanced Energy Industries Inc. (a) (b)	14	237
Aeroflex Holding Corp. (a)	7	53
Agilysys Inc. (a)	4	46
Alpha & Omega Semiconductor Ltd. (a)	4	31
American Software Inc. - Class A	6	56
Amkor Technology Inc. (a) (b)	41	173

See accompanying Notes to Financial Statements.

	Shares	Value
Amtech Systems Inc. (a)	3	17
Anadigics Inc. (a)	10	23
Anaren Inc. (a) (b)	3	60
Applied Micro Circuits Corp. (a)	19	168
ATMI Inc. (a) (b)	9	213
AVG Technologies NV (b)	8	156
Aviat Networks Inc. (a)	12	31
Avid Technology Inc. (a)	9	53
Aware Inc.	5	25
AXT Inc. (a) (b)	12	31
Badger Meter Inc. (b)	6	253
Bel Fuse Inc. - Class B	3	35
Blackbaud Inc. (b)	1	29
Blucora Inc. (a) (b)	12	221
Bottomline Technologies Inc. (a)	11	280
BroadVision Inc. (a) (b)	2	16
Brooks Automation Inc. (b)	21	203
Cabot Microelectronics Corp. (a) (b)	8	264
CalAmp Corp. (a)	12	169
Calix Inc. (a)	15	151
Cascade Microtech Inc. (a)	2	16
Cass Information Systems Inc. (b)	3	135
Ceva Inc. (a)	8	155
Checkpoint Systems Inc. (a)	11	150
Ciber Inc. (a)	20	67
Clearfield Inc. (a)	1	8
Coherent Inc.	1	42
Cohu Inc.	4	51
Communications Systems Inc.	1	12
Computer Task Group Inc. (b)	6	138
comScore Inc. (a)	8	187
Concurrent Computer Corp.	1	11
Constant Contact Inc. (a)	12	191
Cray Inc. (a) (b)	14	271
CSG Systems International Inc. (a) (b)	13	282
Daktronics Inc.	11	111
Datalink Corp. (a)	3	32
Dealertrack Technologies Inc. (a)	3	108
Demand Media Inc. (a) (b)	23	136
Dice Holdings Inc. (a) (b)	12	112
Digi International Inc. (a)	6	54
Digimarc Corp. (b)	—	6
Digital River Inc. (a)	9	175
Diodes Inc. (a)	14	355
DSP Group Inc. (a) (b)	5	40
DTS Inc. (a)	4	80
Dynamics Research Corp. (a)	—	2
EarthLink Inc.	38	234
Ebix Inc. (b)	11	103
Echelon Corp. (a)	6	13
Electro Rent Corp.	4	67
Electro Scientific Industries Inc.	6	67
Electronics for Imaging Inc. (a)	15	437
eMagin Corp.	2	9
Emcore Corp. (a) (b)	7	24
Emulex Corp. (a) (b)	23	153
Entegris Inc. (a)	17	164
Entropic Communications Inc. (a)	18	77
Envestnet Inc. (a)	2	51
EPAM Systems Inc.	1	28
EPIQ Systems Inc. (b)	4	53
ePlus Inc.	2	99
Euronet Worldwide Inc. (a) (b)	12	371
Exar Corp. (a)	11	116
ExlService Holdings Inc. (a)	10	287
Extreme Networks (a)	22	75
Fabrinet (a)	7	104
FARO Technologies Inc. (a)	4	144
Finisar Corp. (a) (b)	15	249
FormFactor Inc. (a) (b)	12	83
Forrester Research Inc.	5	193
Global Cash Access Holdings Inc. (a)	25	158
Globecomm Systems Inc. (a) (b)	7	82
GSI Group Inc. (a)	10	77
GSI Technology Inc. (a)	3	19
GT Advanced Technologies Inc. (a) (b)	29	122
Hackett Group Inc.	6	32
Harmonic Inc. (a) (b)	28	178
Heartland Payment Systems Inc. (b)	10	357
Higher One Holdings Inc. (a) (b)	10	112
Hutchinson Technology Inc. (a)	1	3
ID Systems Inc. (a)	2	8
IEC Electronics Corp. (a)	2	5
iGate Corp. (a)	15	253
Imation Corp. (a) (b)	6	24
Immersion Corp. (a)	2	32
Infinera Corp. (a) (b)	23	240
Innodata Inc. (a)	6	18
Inphi Corp. (a)	10	107
Insight Enterprises Inc. (a) (b)	11	201
Integrated Device Technology Inc. (a)	41	323
Integrated Silicon Solutions Inc. (a)	5	53
Intermec Inc. (a) (b)	2	22
Internap Network Services Corp. (a)	17	139
Intersil Corp. - Class A	37	289
Intevac Inc. (a) (b)	1	7
IntraLinks Holdings Inc. (a)	10	75
Ixia (a)	11	198
IXYS Corp.	6	66
Kemet Corp. (a)	8	34
Key Tronic Corp. (a)	4	41
Keynote Systems Inc.	3	63
Kopin Corp. (a) (b)	15	57
Kulicke & Soffa Industries Inc. (a)	17	190
KVH Industries Inc. (a)	3	36
Lattice Semiconductor Corp. (a) (b)	40	200
Limelight Networks Inc. (a)	18	41
Lionbridge Technologies Inc. (a)	12	36
LoJack Corp. (a)	1	3
LTX-Credence Corp. (a)	11	68
Magnachip Semiconductor Corp. (a)	12	210
Mantech International Corp. - Class A (b)	9	245
Marchex Inc. - Class B	4	22
MaxLinear Inc. - Class A (a)	4	30
Maxwell Technologies Inc. (a) (b)	8	55
Measurement Specialties Inc. (a) (b)	4	175
Mercury Systems Inc. (a)	6	51
Mesa Laboratories Inc.	1	48
Methode Electronics Inc.	11	194
Micrel Inc.	17	169
Mindspeed Technologies Inc. (a) (b)	10	34
MOCON Inc.	1	9
Monolithic Power Systems Inc.	13	324
Monotype Imaging Holdings Inc. (b)	13	324
Monster Worldwide Inc. (a) (b)	44	218
MoSys Inc. (a)	5	20
Move Inc. (a)	10	123
MTS Systems Corp. (b)	4	219
Multi-Fineline Electronix Inc. (a)	2	33
Nanometrics Inc. (a)	9	135
NAPCO Security Technologies Inc. (a)	1	6
NCI Inc. - Class A (a)	2	8
NeoPhotonics Corp. (a)	3	28
NetScout Systems Inc. (a)	14	320
Newport Corp. (a)	15	206
Novatel Wireless Inc.	6	23

See accompanying Notes to Financial Statements.

	Shares	Value
Oclaro Inc. (a) (b)	25	30
Official Payments Holdings Inc. (a)	2	17
Omnivision Technologies Inc. (a)	14	256
OpenTable Inc. (a)	1	36
Oplink Communications Inc. (a)	6	104
Optical Cable Corp.	1	3
PAR Technology Corp. (a)	—	2
Park Electrochemical Corp.	4	97
PC Connection Inc.	5	74
PC Mall Inc. (a)	1	10
Pegasystems Inc.	2	66
Perceptron Inc.	1	5
Perficient Inc. (a)	9	117
Pericom Semiconductor Corp. (a)	3	19
Photronics Inc. (a)	21	168
Pixelworks Inc. (a)	2	6
Plexus Corp. (a) (b)	10	285
PMC - Sierra Inc. (a)	48	304
Power Integrations Inc.	6	239
Power-One Inc. (a)	46	290
PRGX Global Inc. (a)	5	28
Procera Networks Inc. (a) (b)	4	54
Progress Software Corp. (a) (b)	3	66
QAD Inc. - Class A	2	18
QLogic Corp. (a)	27	254
QuinStreet Inc. (a)	11	91
Radisys Corp. (a)	4	21
Rambus Inc. (a) (b)	38	328
RealD Inc. (a) (b)	19	268
RealNetworks Inc. (a)	2	14
Reis Inc. (a)	2	34
Responsys Inc. (a)	18	264
RF Industries Ltd.	2	11
Rimage Corp.	3	25
Rofin-Sinar Technologies Inc. (a) (b)	7	184
Rogers Corp. (a)	5	242
Rosetta Stone Inc. (a)	6	91
Rubicon Technology Inc. (a) (b)	5	37
Rudolph Technologies Inc. (a) (b)	11	123
Sanmina Corp. (a)	16	224
ScanSource Inc. (a)	6	205
SeaChange International Inc. (a)	9	103
ServiceSource International Inc. (a)	5	45
ShoreTel Inc. (a)	14	56
Sigma Designs Inc. (a)	7	35
Silicon Graphics International Corp. (a)	10	131
Silicon Image Inc. (a)	22	126
SMTC Corp. (a)	1	3
Sonus Networks Inc. (a)	55	166
Spansion Inc. - Class A (a)	19	236
Stamps.com Inc. (a)	6	232
StarTek Inc. (a)	—	2
STEC Inc. (a) (b)	18	124
STR Holdings Inc. (a) (b)	7	17
SunEdison Inc. (a)	77	627
SunPower Corp. (a) (b)	26	536
Super Micro Computer Inc. (a)	16	175
Supertex Inc.	2	42
support.com Inc. (a) (b)	9	39
Sykes Enterprises Inc. (a)	11	172
Symmetricom Inc. (a)	8	36
Synaptics Inc. (a)	12	445
Synchronoss Technologies Inc. (a) (b)	13	408
Take-Two Interactive Software Inc. (a) (b)	23	338
TechTarget Inc. (a)	—	—
TeleCommunication Systems Inc. - Class A (a)	5	12
TeleNav Inc. (a)	8	44
TeleTech Holdings Inc. (a) (b)	11	262
Tellabs Inc.	6	12
Tessco Technologies Inc.	3	83
Tessera Technologies Inc.	18	371
Transact Technologies Inc.	—	2
Travelzoo Inc. (a)	3	94
TriQuint Semiconductor Inc. (a) (b)	43	295
TTM Technologies Inc. (a)	22	185
Ubiquiti Networks Inc.	1	18
Ultra Clean Holdings Inc. (a) (b)	4	21
Ultratech Inc. (a) (b)	7	240
Unisys Corp. (a)	13	290
United Online Inc.	31	234
Viasystems Group Inc. (a)	—	5
Virtusa Corp. (a) (b)	8	167
Vishay Precision Group Inc. (a)	3	42
Volterra Semiconductor Corp. (a)	7	105
Vringo Inc. (a) (b)	8	26
Wayside Technology Group Inc.	—	4
Web.com Group Inc. (a)	8	202
WebMD Health Corp. - Class A (a)	11	327
XO Group Inc. (a)	6	65
Xyratex Ltd.	5	50
Zix Corp. (a)	17	72
Zygo Corp. (a)	1	20
		28,759
MATERIALS - 6.8%
A. Schulman Inc.	9	239
AEP Industries Inc. (a) (b)	2	160
AM Castle & Co. (a) (b)	5	73
AMCOL International Corp.	10	301
American Pacific Corp. (a)	2	52
American Vanguard Corp. (b)	10	243
Arabian American Development Co. (a)	2	22
Balchem Corp. (b)	7	323
Boise Inc.	29	244
Buckeye Technologies Inc.	—	18
Calgon Carbon Corp. (a)	21	344
Century Aluminum Co. (a) (b)	30	277
Chase Corp.	2	56
Clearwater Paper Corp. (a)	9	402
Core Molding Technologies Inc. (a)	—	2
Ferro Corp. (a)	34	237
Flotek Industries Inc. (a)	19	332
Friedman Industries Inc.	1	6
FutureFuel Corp.	10	145
General Moly Inc. (a)	18	34
Globe Specialty Metals Inc.	15	164
Gold Resource Corp. (b)	6	49
Golden Minerals Co. (a) (b)	17	23
Hawkins Inc.	3	127
Haynes International Inc. (b)	5	218
Horsehead Holding Corp. (a)	14	185
Innophos Holdings Inc.	7	324
Innospec Inc.	9	369
Kaiser Aluminum Corp. (b)	4	232
KapStone Paper and Packaging Corp.	18	743
KMG Chemicals Inc.	3	57
Koppers Holdings Inc. (b)	6	222
Kraton Performance Polymers Inc. (a) (b)	7	158
Landec Corp. (a)	10	126
LSB Industries Inc. (a)	8	235
Materion Corp.	5	134
McEwen Mining Inc. (a) (b)	12	21
Mercer International Inc. (a)	11	69
Myers Industries Inc. (b)	11	167
Neenah Paper Inc. (b)	4	142

See accompanying Notes to Financial Statements.

	Shares	Value
Noranda Aluminium Holding Corp.	18	57
Olympic Steel Inc.	2	38
OM Group Inc. (a)	13	394
Omnova Solutions Inc. (a)	19	149
P.H. Glatfelter Co.	15	367
Penford Corp. (a) (b)	1	8
PolyOne Corp.	1	19
Quaker Chemical Corp.	4	249
Revett Minerals Inc. (a) (b)	4	2
RTI International Metals Inc. (a)	11	295
Schnitzer Steel Industries Inc. - Class A (b)	10	226
Schweitzer-Mauduit International Inc.	9	444
Stepan Co.	7	368
Synalloy Corp.	1	13
United States Lime & Minerals Inc. (a)	1	32
Universal Stainless & Alloy Products Inc. (a)	2	54
US Silica Holdings Inc. (b)	2	33
Wausau Paper Corp. (b)	17	196
Zep Inc.	4	68
Zoltek Cos. Inc. (a)	11	137
		10,424
TELECOMMUNICATION SERVICES - 1.2%
8x8 Inc. (a)	11	93
Atlantic Tele-Network Inc.	4	201
Boingo Wireless Inc. (a) (b)	14	86
Cbeyond Inc. (a) (b)	7	58
Consolidated Communications Holdings Inc. (a)	12	217
General Communication Inc. - Class A (a)	10	82
Hawaiian Telcom Holdco Inc. (a)	1	16
HickoryTech Corp.	3	27
IDT Corp. - Class B	5	98
Iridium Communications Inc. (a) (b)	29	224
Lumos Networks Corp.	6	107
Neutral Tandem Inc.	6	33
NTELOS Holdings Corp.	2	37
ORBCOMM Inc. (a)	12	54
Premiere Global Services Inc. (a)	16	198
Primus Telecommunications Group Inc.	2	29
Shenandoah Telecommunications Co.	5	78
USA Mobility Inc.	9	116
Vonage Holdings Corp. (a)	46	131
		1,885
UTILITIES - 1.5%
American States Water Co.	7	366
Artesian Resources Corp. - Class A	2	34
California Water Service Group (b)	13	260
Chesapeake Utilities Corp.	2	97
Connecticut Water Services Inc.	3	75
Consolidated Water Co. Ltd.	2	22
Delta Natural Gas Co. Inc.	2	33
Empire District Electric Co.	14	322
Gas Natural Inc.	2	18
Genie Energy Ltd. - Class B	4	35
Laclede Group Inc.	6	268
MGE Energy Inc.	—	17
Middlesex Water Co. (b)	3	70
Northwest Natural Gas Co. (b)	1	47

	Shares/Par †
Ormat Technologies Inc. (b)	2	45
RGC Resources Inc.	—	6
SJW Corp.	4	95
Unitil Corp.	4	117
York Water Co.	3	50
		2,237
Total Common Stocks (cost $131,004)		152,687

RIGHTS - 0.0%
Federal-Mogul Corp. (a)	15	3
Wright Medical Group Inc. (a)	1	2

Total Rights (cost $1)		5

SHORT TERM INVESTMENTS - 18.1%

Investment Company - 0.3%
JNL Money Market Fund, 0.01% (d) (e)	481	481

Securities Lending Collateral - 17.8%
Fidelity Institutional Money Market Portfolio, 0.12% (e)	10,000	10,000
Repurchase Agreement with CSI, 0.10% (Collateralized by $3,457 U.S. Treasury Bond Strip, due 08/15/25-11/15/29, value $2,162, and $26,613 U.S. Treasury Note Strip, due 08/15/16-02/15/41, value $15,358) acquired on 06/28/13, due 07/01/13 at $17,176	$17,176	17,176
		27,176
Total Short Term Investments (cost $27,657)		27,657

Total Investments - 117.9% (cost $158,662)		180,349
Other Assets and Liabilities, Net - (17.9%)		(27,441)
Total Net Assets - 100.0%		$152,908

†                               Par amounts are listed in United States Dollars unless otherwise noted.

(a)                       Non-income producing security.

(b)                       All or portion of the security was on loan.

(c)                        Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The Sub-Adviser has not deemed the following security to be liquid based on procedures approved by the Trust’s Board of Trustees.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Overseas Shipholding Group Inc.	09/12/2012	$85	$51	—%

(d)                       Investment in affiliate.

(e)                        Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

See accompanying Notes to Financial Statements.

Curian Long Short Credit Fund

Portfolio Composition:	Percentage of Total Investments
Financials	26.5%
Energy	17.0
Consumer Discretionary	13.7
Materials	8.5
Health Care	5.2
Utilities	5.0
Telecommunication Services	4.1
Industrials	3.9
Consumer Staples	3.3
Information Technology	1.8
Non-U.S. Government Agency ABS	0.7
Investment Companies	0.1
Short Term Investments	10.2
Total Investments	100.0%

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.7%

American Tower Trust I, 3.07%, 03/15/23 (a)	$1,170	$1,117
Citigroup Commercial Mortgage Trust REMIC, 5.88%, 12/10/49 (b)	700	616

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,874)		1,733

CORPORATE BONDS AND NOTES - 85.7%

CONSUMER DISCRETIONARY - 13.7%
AutoNation Inc., 5.50%, 02/01/20	875	910
Boyd Gaming Corp., 9.13%, 12/01/18	1,075	1,121
Caesars Operating Escrow LLC, 9.00%, 02/15/20 (a)	875	833
Choice Hotels International Inc., 5.70%, 08/28/20	1,150	1,219
Cinemark USA Inc., 4.88%, 06/01/23 (a)	923	886
CityCenter Holdings LLC, 7.63%, 01/15/16	1,250	1,319
Codere Finance Luxembourg SA, 9.25%, 02/15/19 (a)	375	206
Delphi Corp., 5.00%, 02/15/23	1,650	1,695
DISH DBS Corp., 5.13%, 05/01/20 (a)	625	613
Four Seasons Hotel Term Loan
3.25%, 06/27/20 (b)	581	583
5.25%, 12/27/20 (b)	97	98
Glencore Funding LLC
1.43%, 05/27/16 (a) (b)	2,500	2,434
4.13%, 05/30/23 (a)	1,155	1,030
HD Supply Inc., 10.50%, 01/15/21	600	621
Interpublic Group of Cos. Inc., 3.75%, 02/15/23	875	812
JC Penney Co. Inc. Term Loan, 6.00%, 05/22/18 (b)	680	680
LKQ Corp., 4.75%, 05/15/23 (a)	100	96
MGM Resorts International, 6.75%, 10/01/20	1,625	1,682
Pearson Funding Five Plc, 3.25%, 05/08/23 (a)	704	649
PVH Corp.
7.38%, 05/15/20	930	1,009
4.50%, 12/15/22	1,175	1,128
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,150	1,127
RSI Home Products Inc., 6.88%, 03/01/18 (a)	500	511
Seaworld Parks & Entertainment Inc. Term Loan B-2, 3.00%, 05/13/20 (b)	1,200	1,188
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (a)	1,500	1,455
Seminole Hard Rock Entertainment Inc. Term Loan, 3.50%, 05/15/20 (b)	167	166
SES SA, 5.30%, 04/04/43 (a)	750	730
SIWF Merger Sub Inc., 6.25%, 06/01/21 (a)	235	230
Sugarhouse HSP Gaming Prop Mezz LP, 6.38%, 06/01/21 (a)	316	306
Taylor Morrison Communities Inc., 7.75%, 04/15/20 (a)	1,075	1,158
Tenneco Inc., 6.88%, 12/15/20	1,500	1,605
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (a)	1,150	1,087
Univision Communications Inc. Term Loan, 4.00%, 03/01/20 (b)	2,407	2,355
WideOpenWest Finance LLC, 10.25%, 07/15/19	500	531
Wynn Las Vegas LLC, 7.75%, 08/15/20	1,575	1,749
		33,822
CONSUMER STAPLES - 3.3%
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (a)	550	525
B&G Foods Inc., 4.63%, 06/01/21	412	394
ConAgra Foods Inc., 3.20%, 01/25/23	1,200	1,147
Constellation Brands Inc.
3.75%, 05/01/21	600	562
4.25%, 05/01/23	600	566
Lorillard Tobacco Co.
6.88%, 05/01/20	425	488
3.75%, 05/20/23	2,500	2,305
Reynolds American Inc., 3.25%, 11/01/22	900	836
Reynolds Group Issuer Inc., 5.75%, 10/15/20	1,250	1,260
		8,083
ENERGY - 16.8%
Access Midstream Partners LP, 4.88%, 05/15/23	1,175	1,090
Alpha Natural Resources Inc.
9.75%, 04/15/18	700	675
6.25%, 06/01/21	1,300	1,033
Arch Coal Inc., 7.25%, 06/15/21	1,300	1,066
Atlas Pipeline Partners LP
4.75%, 11/15/21 (a)	1,000	900
5.88%, 08/01/23 (a)	500	475
BP Capital Markets Plc, 2.75%, 05/10/23	1,827	1,688
BreitBurn Energy Partners LP, 7.88%, 04/15/22	1,000	1,020
CNOOC Finance 2013 Ltd., 1.75%, 05/09/18	600	574
Concho Resources Inc., 5.50%, 04/01/23	1,727	1,701
Continental Resources Inc., 4.50%, 04/15/23 (a)	1,750	1,702
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b)	1,676	1,609
Denbury Resources Inc., 4.63%, 07/15/23	1,200	1,107
EP Energy LLC, 7.75%, 09/01/22	1,075	1,150
EPE Holdings LLC, 8.13%, 12/15/17 (a)	521	532
Halcon Resources Corp., 8.88%, 05/15/21	800	776
Harvest Operations Corp., 2.13%, 05/14/18 (a)	519	493
Hornbeck Offshore Services Inc., 5.00%, 03/01/21 (a)	1,175	1,090
Legacy Reserves LP, 6.63%, 12/01/21 (a)	735	707
Linn Energy LLC, 8.63%, 04/15/20	1,200	1,260
MarkWest Energy Partners LP
5.50%, 02/15/23	850	837
4.50%, 07/15/23	500	458
Memorial Production Partners LP, 7.63%, 05/01/21 (a)	500	492
Midstates Petroleum Co. Inc., 9.25%, 06/01/21 (a)	1,176	1,105
Newfield Exploration Co., 6.88%, 02/01/20	1,400	1,442
Pacific Drilling SA, 5.38%, 06/01/20 (a)	401	375
Penn Virginia Corp., 8.50%, 05/01/20 (a)	1,175	1,140
Penn Virginia Resource Partners LP
8.25%, 04/15/18	1,250	1,303
6.50%, 05/15/21 (a)	447	430

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Petrobras Global Finance BV
1.89%, 05/20/16 (b)	1,000	994
2.41%, 01/15/19 (b)	1,000	980
4.38%, 05/20/23	841	771
5.63%, 05/20/43	749	651
Plains Exploration & Production Co.
6.50%, 11/15/20	1,100	1,166
6.88%, 02/15/23	1,075	1,150
Regency Energy Partners LP, 4.50%, 11/01/23 (a)	1,000	905
Samson Investment Co. Term Loan, 6.00%, 09/30/18 (b)	1,000	996
Seadrill Ltd., 5.63%, 09/15/17 (a)	2,150	2,118
Seven Generations Energy Ltd., 8.25%, 05/15/20 (a)	187	186
SunCoke Energy Partners LP, 7.38%, 02/01/20 (a)	500	510
Transocean Inc., 6.38%, 12/15/21	750	843
Williams Cos. Inc., 3.70%, 01/15/23	1,000	929
WPX Energy Inc., 6.00%, 01/15/22	1,100	1,116
		41,545
FINANCIALS - 23.5%
Allstate Corp., 4.50%, 06/15/43	680	671
American International Group Inc., 8.25%, 08/15/18	1,900	2,355
Banco Santander Chile, 2.15%, 06/07/18 (a) (b)	1,000	999
Bank of America Corp.
5.20% (callable at 100 beginning 06/01/23) (b) (c)	833	783
8.00% (callable at 100 beginning 01/30/18) (b) (c)	2,100	2,339
5.65%, 05/01/18	1,550	1,721
Barclays Bank Plc, 7.75%, 04/10/23 (b)	1,950	1,940
BB&T Corp., 1.13%, 06/15/18 (b)	1,500	1,501
BBVA US Senior SAU, 4.66%, 10/09/15	1,150	1,184
Berkshire Hathaway Inc., 3.00%, 02/11/23	1,200	1,155
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (b) (c)	1,250	1,238
8.50%, 05/22/19	900	1,134
Deutsche Bank AG, 4.30%, 05/24/28 (b)	3,500	3,230
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (b) (c)	2,393	2,261
Ford Motor Credit Co. LLC
5.00%, 05/15/18	1,975	2,105
4.25%, 09/20/22	875	860
General Electric Capital Corp.
7.13% (callable at 100 beginning 06/15/22) (b) (c)	2,000	2,260
3.10%, 01/09/23	625	590
General Motors Financial Co. Inc.
2.75%, 05/15/16 (a)	1,500	1,476
4.25%, 05/15/23 (a)	774	721
Goldman Sachs Group Inc., 5.38%, 03/15/20	1,550	1,681
HSBC Bank Plc, 0.92%, 05/15/18 (a) (b)	1,500	1,500
ING US Inc., 5.65%, 05/15/53 (a) (b)	1,198	1,126
International Lease Finance Corp., 6.25%, 05/15/19	1,800	1,850
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (b) (c)	2,050	2,316
1.63%, 05/15/18	1,250	1,198
3.20%, 01/25/23	1,050	996
Loews Corp., 2.63%, 05/15/23	1,000	909
Morgan Stanley
5.63%, 09/23/19	900	967
4.10%, 05/22/23	2,087	1,927
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (b)	2,000	1,945
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (b) (c)	1,200	1,119
Prudential Financial Inc., 5.20%, 03/15/44 (b)	1,175	1,110
Royal Bank of Scotland Group Plc, 6.10%, 06/10/23	2,122	2,012
Springleaf Financial Funding Co. Term Loan, 5.50%, 05/10/17 (b)	1,738	1,738
State Street Corp., 3.10%, 05/15/23	1,629	1,525
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (b) (c)	2,075	2,345
3.50%, 03/08/22	1,200	1,213
		58,000
HEALTH CARE - 5.1%
Baxter International Inc., 1.85%, 06/15/18	1,500	1,487
HCA Inc., 7.25%, 09/15/20	1,600	1,718
Merck & Co. Inc., 4.15%, 05/18/43	827	789
Mylan Inc., 2.60%, 06/24/18 (a)	868	855
Par Pharmaceutical Cos. Inc Term Loan B, 4.25%, 09/28/19 (b)	997	990
Pfizer Inc.
3.00%, 06/15/23	1,250	1,212
4.30%, 06/15/43	1,500	1,458
VPII Escrow Corp.
6.75%, 08/15/18 (a)	533	546
7.50%, 07/15/21 (a)	670	694
Warner Chilcott Co. LLC, 7.75%, 09/15/18	2,000	2,160
Zoetis Inc., 3.25%, 02/01/23 (a)	850	807
		12,716
INDUSTRIALS - 3.9%
Berry Plastics Corp. Incremental Term Loan D, 3.50%, 01/29/20 (b)	998	986
Bombardier Inc., 6.13%, 01/15/23 (a)	1,100	1,092
Builders FirstSource Inc., 7.63%, 06/01/21 (a)	141	136
Delta Air Lines Inc. Term Loan B-1, 4.00%, 10/18/18 (b)	1,000	998
Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 06/15/43 (a)	392	399
International Lease Finance Corp., 2.22%, 06/15/16 (b)	1,750	1,737
Meritor Inc., 6.75%, 06/15/21	1,526	1,457
Penske Truck Leasing Co. LP
4.88%, 07/11/22 (a)	469	485
4.25%, 01/17/23 (a)	650	642
United Rentals North America Inc., 8.38%, 09/15/20	1,600	1,732
		9,664
INFORMATION TECHNOLOGY - 1.8%
Fidelity National Information Services Inc., 3.50%, 04/15/23	1,200	1,083
First Data Corp. New Dollar Term Loan, 4.19%, 03/24/17 (b)	1,200	1,171
Seagate HDD Cayman, 4.75%, 06/01/23 (a)	1,221	1,139
ViaSat Inc., 6.88%, 06/15/20	888	937
		4,330
MATERIALS - 8.5%
Agrium Inc.
3.50%, 06/01/23	377	362
4.90%, 06/01/43	521	493
Ashland Inc., 4.75%, 08/15/22 (a)	1,300	1,287
Ball Corp., 4.00%, 11/15/23	1,778	1,645

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Barrick Gold Corp.
2.50%, 05/01/18 (a)	600	538
4.10%, 05/01/23 (a)	1,225	1,023
BOE Intermediate Holding Corp, 9.00%, 11/01/17 (a)	575	552
Cemex Finance LLC, 9.38%, 10/12/22 (a)	1,050	1,144
Commercial Metals Co., 4.88%, 05/15/23	600	552
Crown Americas LLC, 4.50%, 01/15/23 (a)	1,200	1,131
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22 (a)	1,200	1,164
Fortescue Metals Group Term Loan, 5.25%, 10/12/17 (b)	1,497	1,487
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22	36	33
3.88%, 03/15/23 (a)	1,200	1,085
Hexion US Finance Corp.
8.88%, 02/01/18	400	408
6.63%, 04/15/20	500	499
INEOS Group Holdings SA
6.13%, 08/15/18 (a)	550	525
6.50%, 08/15/18 (a), EUR	333	415
Lafarge SA, 6.50%, 07/15/16	640	694
LyondellBasell Industries NV, 6.00%, 11/15/21	1,250	1,404
Rain CII Carbon LLC, 8.25%, 01/15/21 (a)	1,000	1,000
Samarco Mineracao SA, 4.13%, 11/01/22 (a)	600	537
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (a)	1,150	1,116
TPC Group Inc., 8.75%, 12/15/20 (a)	575	588
Votorantim Cimentos SA, 7.25%, 04/05/41 (a)	500	485
Xstrata Finance Canada Ltd.
4.25%, 10/25/22 (a)	500	454
5.55%, 10/25/42 (a)	525	440
		21,061
TELECOMMUNICATION SERVICES - 4.1%
CommScope Holding Co. Inc., 6.63%, 06/01/20 (a)	785	750
Frontier Communications Corp., 7.63%, 04/15/24	800	802
Hughes Satellite Systems Corp., 6.50%, 06/15/19	1,000	1,060
Intelsat Jackson Holdings SA
6.63%, 12/15/22 (a)	1,750	1,697
5.50%, 08/01/23 (a)	1,372	1,290
Lynx II Corp., 6.38%, 04/15/23 (a)	1,125	1,133
UPCB Finance VI Ltd., 6.88%, 01/15/22 (a)	625	647
Vodafone Group Plc, 4.38%, 02/19/43	675	605
Wind Acquisition Holdings Finance SA, 12.25%, 07/15/17 (a)	1,150	1,159
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20 (b)	997	997
		10,140
UTILITIES - 5.0%
AES Corp., 4.88%, 05/15/23	1,250	1,166
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (a) (b) (c)	2,350	2,246
Energy Future Intermediate Holding Co. LLC, 12.25%, 03/01/22 (a)	1,050	1,160
GenOn Energy Inc., 9.50%, 10/15/18	1,025	1,138
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41 (a)	1,000	949
Pacific Gas & Electric Co., 3.25%, 06/15/23	3,250	3,181
PPL Capital Funding Inc., 3.40%, 06/01/23	1,250	1,184
Puget Energy Inc., 6.00%, 09/01/21	1,150	1,235
		12,259
Total Corporate Bonds and Notes (cost $223,272)		211,620

PREFERRED STOCKS - 3.2%

ENERGY - 0.2%
NuStar Logistics LP, 7.63%	19	$498

FINANCIALS - 3.0%
Allstate Corp., 5.10%	67	1,702
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/25) (c)	108	2,607
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 5/01/22) (c)	49	1,304
US Bancorp, 6.00%, (callable at 25 beginning 04/15/17) (c)	64	1,754
		7,367
Total Preferred Stocks (cost $8,242)		7,865

INVESTMENT COMPANIES - 0.1%
Kayne Anderson MLP Investment Co.	8	292

Total Investment Companies (cost $267)		292

SHORT TERM INVESTMENTS - 10.2%

Investment Company - 10.2%
JNL Money Market Fund, 0.01% (d) (e)	25,142	25,142

Total Short Term Investments (cost $25,142)		25,142

Total Investments - 99.9% (cost $258,797)		246,652
Other Assets and Liabilities, Net - 0.1%		285
Total Net Assets - 100.0%		$246,937

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $65,768.

(b)	Variable rate security. Rate stated was in effect as of June 30, 2013.
(c)	Perpetual security.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

See accompanying Notes to Financial Statements.

Curian/PIMCO Credit Income Fund

Portfolio Composition:	Percentage of Total Investments
Government Securities	40.3%
Financials	23.5
Energy	10.7
Non-U.S. Government Agency ABS	3.1
Consumer Discretionary	2.3
Health Care	2.3
Materials	2.2
Industrials	2.1
Telecommunication Services	2.0
Utilities	1.4
Consumer Staples	1.1
Information Technology	0.3
Short Term Investments	8.7
Total Investments	100.0%

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.2%
Air Canada Pass-Through Trust, 4.13%, 05/15/25 (a)	$100	$101
American Airlines Pass-Through Trust, 5.25%, 01/31/21	54	58
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 0.82%, 09/25/34 (b)	47	42
Asset-Backed Pass-Through Certificates REMIC, 0.64%, 04/25/35 (b)	124	121
Banc of America Large Loan Trust REMIC, 2.49%, 11/15/15 (a) (b)	89	89
BlueMountain CLO Ltd., 0.51%, 11/15/17 (a)	110	110
Centex Home Equity Loan Trust REMIC, 0.81%, 09/25/34 (b)	75	65
Continental Airlines Inc. Pass-Through Trust
7.25%, 11/10/19	60	68
5.50%, 10/29/20	200	202
Countrywide Asset-Backed Certificates REMIC
0.91%, 07/25/34 (b)	130	115
1.05%, 08/25/34 (b)	100	93
CVS Pass-Through Trust, 7.51%, 01/10/32 (a)	65	80
HomeBanc Mortgage Trust REMIC, 0.46%, 10/25/35 (b)	43	36
HSI Asset Securitization Corp. Trust REMIC, 0.55%, 12/25/35 (b)	100	76
New Century Home Equity Loan Trust REMIC, 0.47%, 10/25/35 (b)	186	180
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.18%, 09/25/34 (b)	98	82
SBA Tower Trust REMIC, 3.60%, 04/15/18 (a)	100	99
SLM Private Credit Student Loan Trust REMIC, 0.45%, 03/15/24 (b)	200	191
United Air Lines Pass-Through Trust, 9.75%, 01/15/17	71	81
US Airways Pass-Through Trust, 3.95%, 11/15/25	100	96
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,997)		1,985

CORPORATE BONDS AND NOTES - 49.7%

CONSUMER DISCRETIONARY - 2.4%
Cablevision Systems Corp. Term Loan B, 2.70%, 04/09/20 (b)	100	99
Comcast Corp., 6.50%, 01/15/17	50	58
DISH DBS Corp., 5.00%, 03/15/23	100	96
HD Supply Inc., 8.13%, 04/15/19	130	142
MCE Finance Ltd., 5.00%, 02/15/21 (a)	200	187
NBCUniversal Media LLC, 4.38%, 04/01/21	125	135
Pearson Funding Five Plc, 3.25%, 05/08/23 (a)	200	184
Toll Brothers Finance Corp., 6.75%, 11/01/19	100	113
Tribune Co. Term Loan, 4.00%, 12/31/19 (b)	100	99
Whirlpool Corp., 4.70%, 06/01/22	200	209
Wynn Las Vegas LLC, 5.38%, 03/15/22	160	162
		1,484
CONSUMER STAPLES - 1.2%
Altria Group Inc., 9.25%, 08/06/19 (c)	17	23
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19	175	221
BAT International Finance Plc, 9.50%, 11/15/18	100	134
Reynolds Group Issuer Inc., 7.88%, 08/15/19	50	55
Tyson Foods Inc., 4.50%, 06/15/22	100	102
Want Want China Finance Ltd., 1.88%, 05/14/18 (d)	200	187
		722
ENERGY - 11.0%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18 (a)	100	118
Arch Coal Inc.
9.88%, 06/15/19 (a)	100	95
7.25%, 10/01/20	150	123
BG Energy Capital Plc, 4.00%, 10/15/21 (a)	125	130
BP AMI Leasing Inc., 5.52%, 05/08/19 (a)	125	142
BP Capital Markets Plc, 3.63%, 05/08/14	200	205
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (a)	50	60
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	300	271
CNPC General Capital Ltd., 1.45%, 04/16/16 (a)	300	296
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	40	43
Encana Corp., 6.50%, 02/01/38	50	56
Ensco Plc, 4.70%, 03/15/21	100	106
Enterprise Products Operating LLC
3.20%, 02/01/16	150	157
3.35%, 03/15/23	300	289
Gazprom OAO Via Gaz Capital SA, 9.25%, 04/23/19	300	361
Harvest Operations Corp., 6.88%, 10/01/17	150	167
Lukoil International Finance BV, 3.42%, 04/24/18 (a)	200	194
MarkWest Energy Partners LP
5.50%, 02/15/23	50	49
4.50%, 07/15/23	200	183
Midstates Petroleum Co. Inc., 10.75%, 10/01/20 (a)	100	100
NGPL PipeCo LLC
7.12%, 12/15/17 (a)	100	97
9.63%, 06/01/19 (a)	200	207
OGX Austria GmbH, 8.50%, 06/01/18 (a)	200	63
ONEOK Partners LP, 3.38%, 10/01/22	25	23
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (a)	100	94
Petrobras Global Finance BV, 2.41%, 01/15/19 (b)	100	98
Petrobras International Finance Co.
7.88%, 03/15/19	300	347
5.75%, 01/20/20	90	94
5.38%, 01/27/21	100	100
Pioneer Natural Resources Co.
5.88%, 07/15/16	100	111
6.65%, 03/15/17	100	114
6.88%, 05/01/18	50	59
3.95%, 07/15/22	110	109

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Plains All American Pipeline LP, 8.75%, 05/01/19	150	195
Pride International Inc., 8.50%, 06/15/19	100	127
Rockies Express Pipeline LLC
3.90%, 04/15/15 (a)	100	99
6.85%, 07/15/18 (a)	257	244
6.00%, 01/15/19 (a)	200	179
Sibur Securities Ltd., 3.91%, 01/31/18 (d)	200	185
Southwestern Energy Co., 4.10%, 03/15/22	100	100
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	100	93
Targa Resources Partners LP
6.88%, 02/01/21	62	66
6.38%, 08/01/22	75	79
5.25%, 05/01/23 (a)	100	96
TNK-BP Finance SA
7.50%, 07/18/16 (a)	100	111
7.88%, 03/13/18 (a)	100	114
7.88%, 03/13/18	100	114
Total Capital Canada Ltd., 0.66%, 01/15/16 (b)	100	101
Walter Energy Inc., 9.88%, 12/15/20 (a)	100	87
Western Gas Partners LP, 4.00%, 07/01/22	100	97
		6,748
FINANCIALS - 24.4%
Ally Financial Inc., 3.67%, 06/20/14 (b)	70	71
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	48
American Tower Corp., 3.50%, 01/31/23	150	137
Banco Continental SA via Continental Senior Trustees II Cayman Ltd., 5.75%, 01/18/17 (a)	300	317
Banco de Credito del Peru, 4.25%, 04/01/23 (a)	100	92
Banco del Estado de Chile, 2.00%, 11/09/17 (a)	150	143
Banco do Brasil SA, 3.88%, 10/10/22	500	438
Banco Santander Brasil SA
4.50%, 04/06/15 (a)	100	101
4.63%, 02/13/17 (a)	300	304
Banco Santander Chile, 3.88%, 09/20/22 (a)	150	139
Bank of America Corp., 0.00%, 01/04/17 (e)	500	457
Banque PSA Finance SA
2.17%, 04/04/14 (b) (d)	100	99
3.88%, 01/14/15, EUR	100	131
Barclays Bank Plc, 14.00%, (callable at 100 beginning 12/15/19) (b) (f), GBP	100	198
BBVA Bancomer SA, 6.50%, 03/10/21 (a)	250	263
BBVA US Senior SAU, 4.66%, 10/09/15	200	206
Bear Stearns Cos. LLC, 6.40%, 10/02/17	100	115
Caterpillar Financial Australia Ltd., 4.25%, 09/03/14, AUD	100	92
CIT Group Inc., 4.25%, 08/15/17	100	101
Citigroup Inc.
6.38%, 08/12/14	800	844
5.50%, 10/15/14	200	210
1.06%, 04/01/16 (b)	500	501
Eksportfinans ASA, 5.50%, 06/26/17	100	104
Fidelity National Financial Inc., 5.50%, 09/01/22	100	106
First American Financial Corp., 4.30%, 02/01/23	100	96
Ford Motor Credit Co. LLC
8.00%, 06/01/14	100	106
1.37%, 08/28/14 (b)	200	200
7.00%, 04/15/15	100	108
12.00%, 05/15/15	100	118
4.25%, 02/03/17	200	209
2.38%, 01/16/18	200	193
Goldman Sachs Group Inc.
5.95%, 01/18/18	300	336
7.50%, 02/15/19	180	214
5.75%, 01/24/22	300	331
HBOS Plc, 6.75%, 05/21/18 (a)	200	212
HSBC Bank USA NA, 4.88%, 08/24/20	110	118
HSBC Finance Corp., 0.53%, 01/15/14 (b)	100	100
ICICI Bank Ltd., 5.00%, 01/15/16	100	103
Itau Unibanco Holding SA, 5.13%, 05/13/23 (a)	200	187
JPMorgan Chase & Co.
6.00%, 01/15/18	500	570
7.25%, 02/01/18	300	357
JPMorgan Chase Bank NA
0.60%, 06/13/16 (b)	250	246
5.38%, 09/28/16, GBP	100	166
0.89%, 05/31/17 (b), EUR	500	627
6.00%, 10/01/17	250	285
LBG Capital No.1 Plc, 7.59%, 05/12/20, GBP	200	305
LeasePlan Corp NV, 2.50%, 05/16/18 (d)	200	193
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	275	310
6.88%, 04/25/18	410	472
Morgan Stanley
1.52%, 02/25/16 (b)	200	199
7.30%, 05/13/19	390	453
5.63%, 09/23/19	125	134
5.75%, 01/25/21	100	108
Nationstar Mortgage LLC, 7.88%, 10/01/20	100	106
PHH Corp., 9.25%, 03/01/16	100	111
QBE Insurance Group Ltd., 2.40%, 05/01/18 (a)	200	196
RCI Banque SA, 3.50%, 04/03/18 (d)	100	99
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (a) (b) (f)	100	94
Royal Bank of Scotland Plc, 9.50%, 03/16/22 (b)	100	111
Sberbank of Russia Via SB Capital SA, 5.40%, 03/24/17	300	314
SL Green Realty Corp., 4.50%, 12/01/22	100	96
SLM Corp.
3.88%, 09/10/15	150	151
8.45%, 06/15/18	200	222
8.00%, 03/25/20	200	217
State Bank of India, 3.25%, 04/18/18 (a)	300	281
Walter Investment Management Corp. Term Loan B, 5.75%, 12/01/17 (b)	341	341
Wells Fargo Bank NA, 5.95%, 08/26/36	100	112
Weyerhaeuser Co., 7.38%, 10/01/19	150	177
		14,901
HEALTH CARE - 2.3%
AbbVie Inc., 1.20%, 11/06/15 (a)	100	100
Alliance Boots Ltd. Term Loan, 3.49%, 07/09/17 (b), GBP	100	150
Amgen Inc.
2.30%, 06/15/16	150	154
4.10%, 06/15/21	355	372
Biomet Inc. Term Loan, 3.95%, 07/25/17 (b)	149	148
WellPoint Inc., 1.25%, 09/10/15	500	501
		1,425
INDUSTRIALS - 2.2%
ADT Corp., 3.50%, 07/15/22	100	92
Aviation Capital Group Corp.
4.63%, 01/31/18 (d)	100	98
7.13%, 10/15/20 (a)	50	55

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2013

	Shares/Par †	Value
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)	38	40
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	125	125
General Electric Co., 5.25%, 12/06/17	130	147
International Lease Finance Corp.
6.75%, 09/01/16 (a)	200	216
7.13%, 09/01/18 (a)	90	99
Masco Corp., 6.50%, 08/15/32	100	100
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (a)	40	42
3.38%, 03/15/18 (a)	100	103
USG Corp., 8.38%, 10/15/18 (a)	100	108
Verisk Analytics Inc., 4.13%, 09/12/22	100	99
		1,324
INFORMATION TECHNOLOGY - 0.3%
Autodesk Inc., 1.95%, 12/15/17	100	97
BMC Software Inc., 4.50%, 12/01/22	100	101
		198
MATERIALS - 2.3%
Building Materials Corp. of America, 6.75%, 05/01/21 (a)	100	106
Cemex SAB de CV, 5.88%, 03/25/19 (a)	200	194
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17 (d)	200	197
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23 (d)	100	90
Georgia-Pacific LLC, 7.38%, 12/01/25	50	64
Graphic Packaging International Inc., 4.75%, 04/15/21	50	48
Huntsman International LLC, 4.88%, 11/15/20	100	99
OJSC Novolipetsk Steel via Steel Funding Ltd., 4.45%, 02/19/18 (d)	200	186
Rock-Tenn Co., 4.90%, 03/01/22	30	31
Walter Energy Inc., 8.50%, 04/15/21 (a)	200	160
Westlake Chemical Corp., 3.60%, 07/15/22	30	29
Weyerhaeuser Co., 7.38%, 03/15/32	100	120
Xstrata Finance Canada Ltd., 2.70%, 10/25/17 (d)	100	97
		1,421
TELECOMMUNICATION SERVICES - 2.1%
AT&T Inc., 5.50%, 02/01/18	50	57
CC Holdings GS V LLC
2.38%, 12/15/17	150	148
3.85%, 04/15/23	200	188
Lynx I Corp., 5.38%, 04/15/21 (a)	200	201
Telecom Italia Capital SA, 6.18%, 06/18/14	65	67
Telefonica Emisiones SAU
3.99%, 02/16/16	100	103
6.42%, 06/20/16	100	110
5.81%, 09/05/17, EUR	100	145
Verizon Communications Inc., 6.10%, 04/15/18	40	47
VimpelCom Holdings BV, 5.20%, 02/13/19 (a)	200	195
		1,261
UTILITIES - 1.5%
Dominion Resources Inc., 5.15%, 07/15/15	150	162
Energy Future Intermediate Holding Co. LLC, 6.88%, 08/15/17 (a)	100	102
ENN Energy Holdings Ltd., 6.00%, 05/13/21	200	211
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	50	59
Niagara Mohawk Power Corp., 2.72%, 11/28/22 (d)	100	94
NRG Energy Inc.
8.25%, 09/01/20	50	54

	Shares/Par/Contracts †
7.88%, 05/15/21	20	21
6.63%, 03/15/23 (a)	100	100
Western Massachusetts Electric Co., 3.50%, 09/15/21	100	101
		904
Total Corporate Bonds and Notes (cost $31,367)		30,388

GOVERNMENT AND AGENCY OBLIGATIONS - 41.8%

GOVERNMENT SECURITIES - 41.8%
Sovereign - 0.2%
Junta de Castilla y Leon, 6.51%, 03/01/19, EUR	100	139

U.S. Treasury Securities - 41.6%
U.S. Treasury Bond
3.13%, 11/15/41 - 02/15/43	1,460	1,368
3.00%, 05/15/42	1,200	1,095
2.75%, 08/15/42 (g)	695	601
2.75%, 11/15/42	1,600	1,382
U.S. Treasury Note
0.25%, 03/31/14 - 05/31/14	10,017	10,023
1.75%, 03/31/14 - 05/15/23	2,700	2,558
1.25%, 04/15/14	38	38
1.88%, 04/30/14	100	101
1.75%, 05/15/22 (g)	2,030	1,934
1.63%, 08/15/22 - 11/15/22	6,105	5,714
2.00%, 02/15/23	600	577
		25,391
Total Government and Agency Obligations (cost $26,524)		25,530

PURCHASED OPTIONS - 0.0%
Put Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 09/21/15, DUB	1	13

Total Purchased Options (cost $8)		13

SHORT TERM INVESTMENTS - 9.0%

Certificates of Deposit - 0.2%
Dexia Credit Local SA, 1.40%, 09/20/13	$150	150

Commercial Paper - 1.5%
Ford Motor Credit Co. LLC, 1.01%, 11/22/13	100	100
Itau Unibanco NY, 1.35%, 03/03/14	400	396
Xstrata Finance Dubai Ltd., 0.75%, 10/08/13	400	399
		895
Corporate Discount Notes - 2.5%
PepsiCo Inc., 0.06%, 07/26/13	500	500
Total Capital Canada Ltd., 0.09%, 07/12/13	500	500
Wal-Mart Stores Inc., 0.06%, 07/17/13	500	500
		1,500
Federal Home Loan Bank - 2.3%
Federal Home Loan Bank, 0.18%, 05/01/14 (h)	1,400	1,398

Investment Company - 1.0%
JNL Money Market Fund, 0.01% (i) (j)	610	610

Treasury Securities - 1.5%
U.S. Treasury Bill
0.11%, 12/12/13 (g)	$83	83
0.14%, 01/09/14 (g)	138	138
0.09%, 02/06/14 (g)	45	45
0.12%, 05/01/14 (g)	271	271

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2013

	Shares/Par †	Value
0.15%, 06/26/14	400	399
		936
Total Short Term Investments (cost $5,489)		5,489

Total Investments - 103.7% (cost $65,385)		63,405
Other Assets and Liabilities, Net - (3.7%)		(2,275)
Total Net Assets - 100.0%		$61,130

†	Par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in unrounded number of contracts.
(a)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2013, the value of Rule 144A and Section 4(2) liquid securities was $7,527.

(b)	Variable rate security. Rate stated was in effect as of June 30, 2013.
(c)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(d)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Perpetual security.
(g)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.
(h)	This security is a direct debt of the agency and not collateralized by mortgages.
(i)	Investment in affiliate.
(j)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.

See accompanying Notes to Financial Statements.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Information Technology	20.1%
Consumer Discretionary	13.5
Health Care	13.3
Financials	12.2
Consumer Staples	11.5
Materials	6.8
Industrials	5.3
Energy	3.5
Telecommunication Services	1.1
Short Term Investments	12.7
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Consumer Discretionary	17.5%
Consumer Staples	14.3
Financials	14.2
Health Care	13.4
Investment Companies	10.7
Information Technology	10.3
Materials	7.6
Industrials	5.4
Energy	5.1
Telecommunication Services	1.5
Total Short Investments	100.0%

	Shares	Value
COMMON STOCKS - 84.5%
CONSUMER DISCRETIONARY - 13.0%
AMC Networks Inc. - Class A (a) (b)	18	$1,152
Best Buy Co. Inc.	119	3,246
Daimler AG	41	2,490
Dana Holding Corp.	29	554
Delphi Automotive Plc (b)	16	786
Esprit Holdings Ltd. (c)	490	723
Great Wall Motor Co. Ltd. - Class H (c)	411	1,759
Inchcape Plc	121	918
ITV Plc	529	1,128
Lowe’s Cos. Inc. (b)	55	2,249
Priceline.com Inc. (a)	1	1,199
PVH Corp. (b)	14	1,768
SJM Holdings Ltd.	967	2,347
The Jones Group Inc. (b)	90	1,232
Tractor Supply Co. (b)	8	973
Tumi Holdings Inc. (a) (b)	16	392
Urban Outfitters Inc. (a) (b)	34	1,363
William Hill Plc	139	929
Williams-Sonoma Inc. (b)	16	910
		26,118
CONSUMER STAPLES - 11.2%
Avon Products Inc. (b)	62	1,295
Brown-Forman Corp. - Class B (b)	23	1,520
Carrefour SA	63	1,724
Cia de Bebidas das Americas - ADR	90	3,349
Coca-Cola Amatil Ltd.	183	2,125
Coca-Cola Co. (b)	39	1,551
Coca-Cola Enterprises Inc.	51	1,807
Costco Wholesale Corp. (b)	8	850
Dean Foods Co. (a)	77	770
L’Oreal SA	11	1,858
SABMiller Plc	51	2,432
Unilever NV - ADR	60	2,346
WhiteWave Foods Co. - Class A (a)	20	319
WhiteWave Foods Co. - Class B (a)	28	425
		22,371
ENERGY - 3.4%
Ensco Plc - Class A (b)	20	1,162
Petroleo Brasileiro SA - Petrobras - ADR (b)	40	543
Pioneer Natural Resources Co. (b)	7	1,023
Range Resources Corp. (b)	11	851
Superior Energy Services Inc. (a)	26	669
TGS Nopec Geophysical Co. ASA (c)	24	692
Valero Energy Corp. (b)	47	1,627
Whiting Petroleum Corp. (a) (b)	5	248
		6,815
FINANCIALS - 11.8%
Allstate Corp. (b)	39	1,877
Banco Santander Brasil SA - ADR (b)	70	435
Bank of America Corp. (b)	148	1,909
Chubb Corp. (b)	12	1,011
E*TRADE Financial Corp. (a) (b)	129	1,636
EverBank Financial Corp. (b)	24	397
Fifth Third Bancorp (b)	11	195
Hartford Financial Services Group Inc. (b)	76	2,348
IntercontinentalExchange Inc. (a) (b)	7	1,228
Invesco Ltd. (b)	21	661
Itau Unibanco Holding SA - ADR (b)	92	1,191
Lincoln National Corp. (b)	43	1,585
Muenchener Rueckversicherungs AG	8	1,481
Northern Trust Corp. (b)	8	472
PNC Financial Services Group Inc.	14	1,014
Portfolio Recovery Associates Inc. (a) (b)	2	370
ProLogis Inc. (b)	51	1,926
Regions Financial Corp.	110	1,044
SCBT Financial Corp. (b)	14	707
SunTrust Banks Inc. (b)	9	294
SVB Financial Group (a) (b)	10	807
TD Ameritrade Holding Corp. (b)	44	1,065
		23,653
HEALTH CARE - 12.8%
AmerisourceBergen Corp. (b)	23	1,271
Amgen Inc. (b)	10	985
Astellas Pharma Inc.	16	869
CareFusion Corp. (a) (b)	17	610
CIGNA Corp. (b)	8	555
Emergent BioSolutions Inc. (a)	132	1,900
Gilead Sciences Inc. (a) (b)	39	2,021
Hanger Orthopedic Group Inc. (a) (b)	18	573
HCA Holdings Inc. (b)	28	1,001
Illumina Inc. (a) (b)	19	1,399
MEDNAX Inc. (a) (b)	24	2,203
Merit Medical Systems Inc. (a) (b)	30	332
Onyx Pharmaceuticals Inc. (a) (b) (f)	12	1,450
Perrigo Co. (b)	12	1,483
Pfizer Inc.	28	782
Salix Pharmaceuticals Ltd. (a) (b)	15	1,023
Sanofi	14	1,494
Sanofi - ADR (b)	19	972
Vertex Pharmaceuticals Inc. (a) (b)	14	1,093
WuXi PharmaTech Cayman Inc. - ADR (a) (b)	176	3,705
		25,721
INDUSTRIALS - 5.2%
Eaton Corp. Plc (b)	16	1,047
Equifax Inc. (b)	5	266
Ingersoll-Rand Plc (b)	24	1,322
Kirby Corp. (a) (b)	14	1,144
Landstar System Inc. (b)	17	851

See accompanying Notes to Financial Statements.

	Shares	Value
Manpowergroup Inc. (b)	11	610
Parker Hannifin Corp. (b)	5	493
Rush Enterprises Inc. - Class A (a) (b)	20	507
Steelcase Inc. - Class A (b)	104	1,516
TrueBlue Inc. (a) (b)	21	442
Tyco International Ltd. (b)	32	1,047
Union Pacific Corp. (b)	7	1,126
		10,371
INFORMATION TECHNOLOGY - 19.4%
Adobe Systems Inc. (a) (b)	19	860
Alliance Data Systems Corp. (a) (b)	7	1,340
Amphenol Corp. - Class A (b)	22	1,752
Applied Materials Inc. (b)	61	904
Applied Micro Circuits Corp. (a) (b)	171	1,502
Arrow Electronics Inc. (a) (b)	14	575
Autodesk Inc. (a) (b)	37	1,250
Avago Technologies Ltd. (b)	33	1,241
Avnet Inc. (a) (b)	38	1,283
Ciena Corp. (a)	170	3,303
Cisco Systems Inc.	68	1,643
Citrix Systems Inc. (a) (b)	9	551
CSG Systems International Inc. (b)	60	1,305
Dealertrack Technologies Inc. (a)	39	1,384
EMC Corp.	65	1,530
Facebook Inc. - Class A (a) (b)	33	828
Finisar Corp. (a) (b)	68	1,156
Google Inc. - Class A (a) (b)	2	1,752
Heartland Payment Systems Inc.	15	566
JDS Uniphase Corp. (a) (b)	179	2,572
Juniper Networks Inc. (a) (b)	109	2,107
Lattice Semiconductor Corp. (a) (b)	61	309
Linkedin Corp. - Class A (a) (b)	6	1,047
Micron Technology Inc. (a)	40	572
Salesforce.com Inc. (a) (b)	18	685
SanDisk Corp. (a) (b)	10	634
ScanSource Inc. (a) (b)	17	536
Seagate Technology Plc (b)	14	629
Telefonaktiebolaget LM Ericsson - ADR	51	572
Teradata Corp. (a) (b)	11	553
Texas Instruments Inc. (b)	17	578
Visa Inc. - Class A (b)	6	1,173
Western Digital Corp. (b)	10	636
Xilinx Inc. (b)	41	1,630
		38,958
MATERIALS - 6.6%
Chemtura Corp. (a)	34	697
Clariant AG	63	885
Eastman Chemical Co. (b)	18	1,289
International Paper Co. (b)	22	971
LyondellBasell Industries NV - Class A (b)	25	1,667
Monsanto Co. (b)	16	1,576
PPG Industries Inc. (b)	19	2,805
Sherwin-Williams Co. (b)	4	710
Valspar Corp. (b)	9	559
Vulcan Materials Co.	42	2,057
		13,216
TELECOMMUNICATION SERVICES - 1.1%
T-Mobile US Inc. (b)	65	1,618
VimpelCom Ltd. - ADR	54	546
		2,164
Total Common Stocks (cost $153,216)		169,387

	Shares/Par †
SHORT TERM INVESTMENTS - 12.3%

Investment Company - 11.4%
JNL Money Market Fund, 0.01% (d) (e)	22,908	22,908

Securities Lending Collateral - 0.9%
Fidelity Institutional Money Market Portfolio, 0.12%	1,000	1,000
Repurchase Agreement with CSI, 0.10% (Collateralized by $166 U.S. Treasury Bond Strip, due 08/15/25-11/15/29, value $104, and $1,276 U.S. Treasury Note Strip, due 08/15/16-02/15/41, value $736) acquired on 06/28/13, due 07/01/13 at $824	$824	824
		1,824
Total Short Term Investments (cost $24,732)		24,732

Total Investments - 96.8% (cost $177,948)		194,119
Total Securities Sold Short - (83.8%) (proceeds $162,403)		(167,975)
Other Assets and Liabilities, Net - 87.0%		174,335
Total Net Assets - 100.0%		$200,479

SECURITIES SOLD SHORT - 83.8%
COMMON STOCKS - 73.1%

CONSUMER DISCRETIONARY - 14.7%
Bayerische Motoren Werke AG	33	$2,860
Bed Bath & Beyond Inc.	32	2,274
Betfair Group Plc	70	911
Carnival Plc	35	1,191
Carpetright Plc	56	497
Chipotle Mexican Grill Inc. - Class A	6	2,110
Dixons Retail Plc	2,006	1,254
Dollar General Corp.	14	726
Dunkin’ Brands Group Inc.	54	2,300
Family Dollar Stores Inc.	9	549
Golden Eagle Retail Group Ltd.	1,003	1,335
Interpublic Group of Cos. Inc.	78	1,141
Johnson Controls Inc.	22	777
Li & Fung Ltd.	1,324	1,805
Li & Fung Ltd. - ADR	137	369
Marriott International Inc. - Class A	41	1,642
Panera Bread Co. - Class A	6	1,080
PetMed Express Inc.	89	1,119
PetSmart Inc.	46	3,065
Ralph Lauren Corp. - Class A	7	1,246
Time Warner Cable Inc.	5	568
Wynn Resorts Ltd.	5	585
		29,404
CONSUMER STAPLES - 10.2%
Casino Guichard Perrachon SA	16	1,492
Estee Lauder Cos. Inc. - Class A	17	1,102
Flowers Foods Inc.	73	1,620
General Mills Inc.	50	2,409
Hain Celestial Group Inc.	32	2,110
Hormel Foods Corp.	44	1,692
Kimberly-Clark Corp.	16	1,559
Safeway Inc.	41	977
Tesco Plc	458	2,305
Tingyi Cayman Islands Holding Corp.	884	2,294
Woolworths Ltd.	99	2,956
		20,516
ENERGY - 4.3%
Bill Barrett Corp.	29	580
Bourbon SA	44	1,143

See accompanying Notes to Financial Statements.

	Shares	Value
Cameco Corp.	67	1,385
China Petroleum & Chemical Corp. - ADR - Class H	10	940
Comstock Resources Inc.	56	887
ConocoPhillips	21	1,242
Seadrill Ltd.	36	1,477
Ultra Petroleum Corp.	45	883
		8,537
FINANCIALS - 12.0%
Aflac Inc.	28	1,644
American Tower Corp.	12	856
AvalonBay Communities Inc.	15	2,009
Banco Bradesco SA - ADR	135	1,754
BancorpSouth Inc.	21	379
City National Corp.	18	1,140
Comerica Inc.	58	2,308
Cullen/Frost Bankers Inc.	10	692
Discover Financial Services	26	1,220
Hannover Rueckversicherung SE	27	1,976
Hanover Insurance Group Inc.	13	625
Janus Capital Group Inc.	150	1,278
Legg Mason Inc.	33	1,038
Nasdaq OMX Group Inc.	39	1,263
National Penn Bancshares Inc.	39	397
New York Community Bancorp Inc.	80	1,119
Post Properties Inc.	5	265
RenaissanceRe Holdings Ltd.	28	2,389
Trustmark Corp.	22	550
UMB Financial Corp.	3	185
Waddell & Reed Financial Inc. - Class A	20	857
		23,944
HEALTH CARE - 11.2%
Conmed Corp.	83	2,604
Dentsply International Inc.	36	1,455
Endo Health Solutions Inc.	49	1,785
Genus Plc	21	445
Haemonetics Corp.	27	1,115
Idexx Laboratories Inc.	12	1,070
Integra LifeSciences Holdings Corp.	54	1,967
Masimo Corp.	117	2,479
Novo-Nordisk A/S - ADR	10	1,615
St. Jude Medical Inc.	31	1,402
Straumann Holding AG	5	694
United Therapeutics Corp.	18	1,183
Valeant Pharmaceuticals International Inc.	11	931
Varian Medical Systems Inc.	25	1,695
West Pharmaceutical Services Inc.	29	2,035
		22,475
INDUSTRIALS - 4.5%
Applied Industrial Technologies Inc.	29	1,380
Chicago Bridge & Iron Co. NV	6	357
Copart Inc.	21	657
Cummins Inc.	3	297
Deere & Co.	12	996
Fastenal Co.	13	586
Finning International Inc.	21	435
Kennametal Inc.	50	1,959
MSC Industrial Direct Co. Inc. - Class A	17	1,329
Quanta Services Inc.	14	376
Rolls-Royce Holdings Plc (f)	34	—
Titan Machinery Inc.	17	335
UTi Worldwide Inc.	22	364
		9,071
INFORMATION TECHNOLOGY - 8.6%
Aixtron SE NA - ADR	81	1,358
Aruba Networks Inc.	27	416
Concur Technologies Inc.	24	1,949
Equinix Inc.	6	1,178
F5 Networks Inc.	6	407
Fiserv Inc.	20	1,788
Intel Corp.	49	1,188
International Business Machines Corp.	2	371
Mellanox Technologies Ltd.	10	497
Nokia Oyj - ADR - Class A	275	1,027
Power Integrations Inc.	29	1,187
Rackspace Hosting Inc.	45	1,711
Research In Motion Ltd.	72	750
SAP AG - ADR	32	2,337
Symantec Corp.	48	1,090
		17,254
MATERIALS - 6.4%
Air Products & Chemicals Inc.	41	3,782
Albemarle Corp.	46	2,850
Alcoa Inc.	178	1,394
BASF SE	9	826
CF Industries Holdings Inc.	18	3,006
United States Steel Corp.	56	975
		12,833
TELECOMMUNICATION SERVICES - 1.2%
AT&T Inc.	24	857
SBA Communications Corp.	10	726
Verizon Communications Inc.	18	891
		2,474
Total Common Stocks (proceeds $141,859)		146,508

PREFERRED STOCKS - 1.7%

CONSUMER STAPLES - 1.7%
Lindt & Spruengli AG	1	3,510
Total Preferred Stocks (proceeds $2,811)		3,510

INVESTMENT COMPANIES - 9.0%
Morgan Stanley Emerging Markets Domestic Debt Fund Inc.	12	180
PowerShares Emerging Markets Sovereign Debt Portfolio	7	183
SPDR S&P 500 ETF Trust - Series 1	53	8,469
Technology Select Sector SPDR Fund	292	8,943

WisdomTree Emerging Markets Local Debt Fund	4	182
Total Investment Companies (proceeds $17,733)		17,957

Total Securities Sold Short - 83.8% (proceeds $162,403)		$167,975

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.
(c)	All or portion of the security was on loan.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2013.
(f)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

See accompanying Notes to Financial Statements.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)               The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)               There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits.

(a)                                (1) Not applicable to the semi-annual filing.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of

1940, as amended, are attached hereto.

(3) Not applicable.

(b)                                 The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Variable Series Trust

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date: September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Bell
Michael A. Bell
Principal Executive Officer

Date: September 5, 2013

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date: September 5, 2013

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.